UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05624

Morgan Stanley Institutional Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	June 30, 2016

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Semi-Annual Report

June 30, 2016

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	14
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	22
Investment Advisory Agreement Approval	33
Privacy Notice	35
Director and Officer Information	38

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Portfolio, including performance, characteristics, and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Active International Allocation Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2016

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Expense Example (unaudited)

Active International Allocation Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemptions fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Actual Ending Account Value 6/30/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Active International Allocation Portfolio Class I	$1,000.00	$950.80	$1,020.44	$4.32	$4.47	0.89%
Active International Allocation Portfolio Class A	1,000.00	948.70	1,018.70	6.01	6.22	1.24
Active International Allocation Portfolio Class L	1,000.00	946.80	1,016.21	8.42	8.72	1.74
Active International Allocation Portfolio Class C	1,000.00	945.90	1,014.97	9.63	9.97	1.99

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments

Active International Allocation Portfolio

	Shares	Value (000)
Common Stocks (89.0%)
Australia (5.7%)
AGL Energy Ltd.	8,774	$127
Amcor Ltd.	23,075	258
AMP Ltd.	47,263	183
APA Group	11,931	83
Aristocrat Leisure Ltd.	5,320	55
Asciano Ltd.	15,083	100
ASX Ltd.	1,937	66
Aurizon Holding Ltd.	26,241	95
AusNet Services	17,574	22
Australia & New Zealand Banking Group Ltd.	49,773	908
Bank of Queensland Ltd.	3,773	30
Bendigo and Adelaide Bank Ltd.	4,552	33
BHP Billiton Ltd.	67,105	956
Boral Ltd.	7,396	35
Brambles Ltd.	24,809	230
Caltex Australia Ltd.	2,697	64
Challenger Ltd.	5,886	38
CIMIC Group Ltd. (a)	2,100	56
Coca-Cola Amatil Ltd.	12,535	77
Cochlear Ltd.	878	80
Commonwealth Bank of Australia	23,468	1,317
Computershare Ltd.	5,005	34
Crown Resorts Ltd.	6,292	60
CSL Ltd.	7,916	666
CYBG PLC CDI (a)(b)	9,559	30
Dexus Property Group REIT	9,436	64
Domino's Pizza Enterprises Ltd.	609	31
DUET Group	23,190	43
Flight Centre Travel Group Ltd.	562	13
Fortescue Metals Group Ltd.	22,805	61
Goodman Group REIT	29,532	157
GPT Group REIT	17,343	70
Harvey Norman Holdings Ltd.	11,416	40
Healthscope Ltd.	17,276	37
Incitec Pivot Ltd.	30,687	69
Insurance Australia Group Ltd.	34,176	140
James Hardie Industries PLC CDI	4,436	68
Lend Lease Group REIT	5,607	53
Macquarie Group Ltd.	4,461	232
Medibank Pvt Ltd.	27,247	60
Mirvac Group REIT	36,579	55
National Australia Bank Ltd.	38,236	735
Newcrest Mining Ltd. (b)	46,604	801
Oil Search Ltd.	13,681	69
Orica Ltd.	6,737	62
Origin Energy Ltd.	17,614	77
Platinum Asset Management Ltd.	2,329	10
Qantas Airways Ltd. (b)	5,209	11
QBE Insurance Group Ltd.	18,052	142
Ramsay Health Care Ltd.	1,419	76
REA Group Ltd.	535	24
	Shares	Value (000)
Rio Tinto Ltd.	9,436	$325
Santos Ltd.	16,013	57
Scentre Group REIT	110,741	407
Seek Ltd.	3,262	37
Sonic Healthcare Ltd.	7,263	117
South32 Ltd. (b)	77,126	92
South32 Ltd. (b)	81,405	95
Stockland REIT	88,760	313
Suncorp Group Ltd.	19,013	174
Sydney Airport	10,686	56
Tabcorp Holdings Ltd.	10,883	37
Tatts Group Ltd.	21,251	61
Telstra Corp., Ltd.	62,881	262
TPG Telecom Ltd.	3,303	29
Transurban Group	20,448	183
Treasury Wine Estates Ltd.	7,467	52
Vicinity Centres REIT	32,726	81
Vocus Communications Ltd.	4,521	29
Wesfarmers Ltd.	19,409	585
Westfield Corp. REIT	39,003	311
Westpac Banking Corp.	42,681	948
Woodside Petroleum Ltd.	9,866	200
Woolworths Ltd.	24,199	380
		13,634
Austria (0.1%)
Andritz AG	901	43
Erste Group Bank AG (b)	5,917	135
OMV AG	736	21
Raiffeisen Bank International AG (b)	343	4
Voestalpine AG (a)	2,603	87
		290
Belgium (1.4%)
Ageas	1,402	48
Anheuser-Busch InBev N.V.	16,369	2,152
Groupe Bruxelles Lambert SA	3,574	292
KBC Groep N.V. (b)	4,183	205
Proximus	370	12
Solvay SA	579	54
Telenet Group Holding N.V. (b)	1,935	88
UCB SA	3,371	252
Umicore SA	5,465	282
		3,385
Brazil (0.0%)
Cia Energetica de Minas Gerais (Preference)	1	—	@
Chile (0.0%)
Antofagasta PLC (a)	3,998	25
China (0.0%)
WH Group Ltd. (c)(d)	46,000	37
Denmark (2.1%)
AP Moeller — Maersk A/S Series A	129	164
AP Moeller — Maersk A/S Series B	571	753
Carlsberg A/S Series B	252	24

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
Denmark (cont'd)
Danske Bank A/S	14,332	$380
DSV A/S	16,408	690
ISS A/S	4,182	156
Novo Nordisk A/S Series B	46,202	2,485
Novozymes A/S Series B	4,224	203
TDC A/S	9,964	49
		4,904
Finland (1.2%)
Elisa Oyj	4,026	155
Kone Oyj, Class B	7,479	345
Metso Oyj	3,584	85
Neste Oyj	3,667	131
Nokia Oyj	147,693	840
Nokian Renkaat Oyj	768	27
Orion Oyj, Class B	2,648	103
Sampo Oyj, Class A	9,411	385
Stora Enso Oyj, Class R	22,992	185
UPM-Kymmene Oyj	19,808	363
Wartsila Oyj	6,005	246
		2,865
France (10.2%)
Accor SA	7,185	279
Aeroports de Paris (ADP)	1,553	172
Air Liquide SA	7,027	736
Airbus Group SE	18,802	1,092
Alstom SA (b)	5,055	118
Atos SE	2,952	247
AXA SA	30,780	618
BNP Paribas SA	23,677	1,064
Bouygues SA	6,659	192
Cap Gemini SA	4,994	436
Carrefour SA	13,186	326
Casino Guichard Perrachon SA (a)	1,557	87
Christian Dior SE	857	139
Cie de Saint-Gobain	10,207	391
Cie Generale des Etablissements Michelin	4,717	447
CNP Assurances	3,017	45
Credit Agricole SA	22,224	188
Danone SA	11,536	813
Dassault Systemes	5,515	421
Edenred	8,945	185
Electricite de France SA (a)	8,006	98
Engie	44,236	714
Essilor International SA	3,141	418
Eurazeo SA	500	30
Eutelsat Communications SA	3,440	66
Fonciere Des Regions REIT	1,780	158
Gecina SA REIT	1,551	212
Groupe Eurotunnel SE	3,249	35
Hermes International	214	81
ICADE REIT	1,776	126
Iliad SA	999	203
	Shares	Value (000)
Imerys SA	722	$46
Kering	1,069	174
Klepierre REIT	9,473	423
L'Oreal SA	3,765	720
Lagardere SCA	2,556	56
Legrand SA	10,858	560
LVMH Moet Hennessy Louis Vuitton SE	3,491	529
Natixis SA	9,359	36
Numericable-SFR SA	2,008	51
Orange SA	33,689	550
Pernod Ricard SA	4,410	491
Peugeot SA (b)	2,925	36
Publicis Groupe SA	4,105	278
Remy Cointreau SA	506	44
Renault SA	4,859	370
Safran SA	8,142	553
Sanofi	25,617	2,153
Schneider Electric SE	9,551	565
SES SA	8,593	186
Societe BIC SA	640	90
Societe Generale SA	22,477	710
Sodexo SA	1,337	144
STMicroelectronics N.V. (a)	24,033	142
Suez	9,255	146
Technip SA	535	29
Total SA	47,658	2,298
Unibail-Rodamco SE REIT (a)	4,686	1,228
Valeo SA	7,632	341
Veolia Environnement SA	11,927	259
Vinci SA	13,393	954
Vivendi SA	9,216	175
		24,474
Germany (7.2%)
Adidas AG	3,577	510
Allianz SE (Registered)	6,678	951
Axel Springer SE	717	38
BASF SE	15,358	1,172
Bayer AG (Registered)	18,438	1,855
Bayerische Motoren Werke AG	5,938	435
Bayerische Motoren Werke AG (Preference)	362	23
Beiersdorf AG	1,541	146
Brenntag AG	2,210	107
Commerzbank AG	12,674	82
Continental AG	2,287	430
Daimler AG (Registered)	16,025	956
Deutsche Bank AG (Registered) (b)	10,732	146
Deutsche Boerse AG	3,552	291
Deutsche Lufthansa AG (Registered)	2,424	28
Deutsche Post AG (Registered)	14,237	397
Deutsche Telekom AG (Registered)	90,000	1,531
E.ON SE	37,289	373
Fraport AG Frankfurt Airport Services Worldwide (a)	663	35
Fresenius Medical Care AG & Co., KGaA	6,321	547

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
Germany (cont'd)
Fresenius SE & Co., KGaA	649	$48
GEA Group AG	5,144	242
HeidelbergCement AG	4,229	317
Henkel AG & Co., KGaA (Preference)	2,666	324
Hugo Boss AG	527	30
Infineon Technologies AG	41,513	597
K&S AG (Registered) (a)	335	7
Kabel Deutschland Holding AG	1,087	126
Lanxess AG	612	27
Linde AG	2,235	311
Merck KGaA	3,050	310
Metro AG	8,788	269
Muenchener Rueckversicherungs AG (Registered)	301	50
Osram Licht AG	3,634	188
Porsche Automobil Holding SE (Preference)	3,579	165
ProSiebenSat.1 Media SE (Registered)	7,918	346
QIAGEN N.V. (b)	9,258	200
RTL Group SA	1,787	146
RWE AG (b)	12,683	200
SAP SE	18,213	1,361
Siemens AG (Registered)	14,998	1,536
Symrise AG	305	21
Telefonica Deutschland Holding AG	6,563	27
ThyssenKrupp AG	8,548	171
TUI AG	1,245	14
United Internet AG (Registered)	4,752	196
Vonovia SE	749	27
		17,309
Hong Kong (1.2%)
AIA Group Ltd.	89,000	536
Bank of East Asia Ltd. (The) (a)	10,385	40
BOC Hong Kong Holdings Ltd.	30,000	91
Cheung Kong Infrastructure Holdings Ltd.	5,000	43
Cheung Kong Property Holdings Ltd.	21,500	135
CK Hutchison Holdings Ltd.	21,000	231
CLP Holdings Ltd.	14,000	143
Galaxy Entertainment Group Ltd.	18,000	54
Hang Lung Properties Ltd.	19,000	39
Hang Seng Bank Ltd.	6,000	103
Henderson Land Development Co., Ltd.	11,000	62
HK Electric Investments & HK Electric Investments Ltd. (d)	20,500	19
HKT Trust & HKT Ltd.	21,000	30
Hong Kong & China Gas Co., Ltd.	58,300	107
Hong Kong Exchanges and Clearing Ltd.	9,180	224
Hongkong Land Holdings Ltd.	5,000	31
Hysan Development Co., Ltd.	5,000	22
Link REIT	17,000	116
MTR Corp., Ltd.	11,500	58
New World Development Co., Ltd.	46,509	47
NWS Holdings Ltd.	14,000	22
PCCW Ltd. (a)	36,169	24
	Shares	Value (000)
Power Assets Holdings Ltd.	10,500	$96
Sands China Ltd.	18,800	64
Sino Land Co., Ltd.	26,558	44
Sun Hung Kai Properties Ltd.	13,000	157
Swire Pacific Ltd., Class A	5,000	57
Swire Properties Ltd.	9,800	26
Techtronic Industries Co., Ltd.	11,000	46
Wharf Holdings Ltd. (The) (a)	12,000	74
Wheelock & Co., Ltd.	8,000	38
Yue Yuen Industrial Holdings Ltd.	6,500	26
		2,805
Ireland (0.5%)
Bank of Ireland (b)	528,549	110
CRH PLC	30,401	877
Kerry Group PLC, Class A	3,075	273
		1,260
Italy (0.8%)
Assicurazioni Generali SpA	30,357	357
Atlantia SpA	7,425	185
Banca Monte dei Paschi di Siena SpA (b)	8,625	4
Eni SpA	12,598	203
Ferrari N.V.	842	34
Intesa Sanpaolo SpA	202,347	386
Luxottica Group SpA	5,128	250
Mediobanca SpA	6,620	39
Prysmian SpA	4,795	105
Telecom Italia SpA (b)	247,675	159
UniCredit SpA	63,967	143
Unione di Banche Italiane SpA (a)	12,794	36
		1,901
Japan (21.0%)
ABC-Mart, Inc.	500	33
Acom Co., Ltd. (a)(b)	16,200	78
Aeon Co., Ltd.	14,900	231
AEON Financial Service Co., Ltd.	4,000	86
Aeon Mall Co., Ltd.	1,200	16
Aisin Seiki Co., Ltd.	100	4
Ajinomoto Co., Inc.	12,900	303
Alfresa Holdings Corp.	200	4
Amada Holdings Co., Ltd.	6,400	65
ANA Holdings, Inc.	56,000	159
Aozora Bank Ltd.	1,000	3
Asahi Glass Co., Ltd. (a)	15,300	83
Asahi Group Holdings Ltd.	8,100	261
Asahi Kasei Corp.	15,000	104
Asics Corp.	2,100	35
Astellas Pharma, Inc.	50,300	787
Bandai Namco Holdings, Inc.	5,700	146
Bank of Kyoto Ltd. (The)	5,000	31
Benesse Holdings, Inc.	1,054	25
Bridgestone Corp. (a)	14,200	453
Brother Industries Ltd.	6,200	66

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
Japan (cont'd)
Canon, Inc. (a)	14,304	$408
Casio Computer Co., Ltd. (a)	2,400	34
Central Japan Railway Co.	3,092	547
Chiba Bank Ltd. (The)	9,000	42
Chubu Electric Power Co., Inc.	8,300	118
Chugai Pharmaceutical Co., Ltd. (a)	4,300	153
Chugoku Bank Ltd. (The)	2,900	29
Concordia Financial Group Ltd. (b)	40,600	159
Credit Saison Co., Ltd.	5,800	97
Dai Nippon Printing Co., Ltd.	6,100	68
Dai-ichi Life Insurance Co., Ltd. (The)	33,400	370
Daicel Corp.	300	3
Daiichi Sankyo Co., Ltd.	15,700	379
Daikin Industries Ltd.	5,600	467
Daito Trust Construction Co., Ltd.	1,756	285
Daiwa House Industry Co., Ltd.	11,000	321
Daiwa Securities Group, Inc.	49,000	258
Denso Corp.	13,650	480
Dentsu, Inc.	3,900	182
Don Quijote Holdings Co., Ltd.	3,600	133
East Japan Railway Co.	7,800	719
Eisai Co., Ltd.	5,600	311
Electric Power Development Co., Ltd.	100	2
FANUC Corp.	5,350	866
Fast Retailing Co., Ltd.	1,500	402
Fuji Heavy Industries Ltd.	5,500	188
FUJIFILM Holdings Corp.	15,000	580
Fujitsu Ltd.	43,200	158
Fukuoka Financial Group, Inc.	12,000	39
Hachijuni Bank Ltd. (The)	7,000	30
Hakuhodo DY Holdings, Inc.	7,900	94
Hamamatsu Photonics KK	3,300	92
Hankyu Hanshin Holdings, Inc.	12,000	89
Hikari Tsushin, Inc.	200	17
Hino Motors Ltd.	7,200	71
Hirose Electric Co., Ltd.	500	61
Hisamitsu Pharmaceutical Co., Inc.	700	40
Hitachi Construction Machinery Co., Ltd.	3,000	43
Hitachi Ltd.	80,000	333
Hitachi Metals Ltd.	300	3
Honda Motor Co., Ltd.	27,313	690
Hoshino Resorts, Inc. REIT	4	50
Hoya Corp.	13,500	481
Hulic Co., Ltd.	300	3
IHI Corp.	29,530	79
Inpex Corp.	26,300	205
Isetan Mitsukoshi Holdings Ltd.	11,500	102
Isuzu Motors Ltd.	10,000	122
Ito En Ltd. (a)	3,800	146
ITOCHU Corp.	22,851	278
J Front Retailing Co., Ltd.	5,000	52
Japan Airlines Co., Ltd.	3,000	96
	Shares	Value (000)
Japan Exchange Group, Inc.	18,700	$214
Japan Hotel REIT Investment Corp. REIT	62	52
Japan Prime Realty Investment Corp. REIT	13	56
Japan Real Estate Investment Corp. REIT	33	203
Japan Retail Fund Investment Corp. REIT	59	150
Japan Tobacco, Inc.	28,300	1,134
JFE Holdings, Inc. (a)	9,300	120
JGC Corp.	20,546	292
Joyo Bank Ltd. (The)	20,000	75
JSR Corp.	1,808	24
JX Holdings, Inc.	69,246	269
Kajima Corp.	32,000	221
Kakaku.com, Inc.	4,100	81
Kansai Electric Power Co., Inc. (The) (b)	11,800	114
Kansai Paint Co., Ltd.	3,200	64
Kao Corp.	15,200	877
Kawasaki Heavy Industries Ltd.	25,500	71
KDDI Corp.	13,600	414
Keikyu Corp.	5,000	50
Keio Corp.	5,000	47
Keyence Corp.	1,357	915
Kinden Corp.	7,000	75
Kintetsu Group Holdings Co., Ltd.	21,750	93
Kirin Holdings Co., Ltd. (a)	17,500	294
Kobe Steel Ltd.	18,000	15
Koito Manufacturing Co., Ltd.	100	5
Komatsu Ltd.	19,300	335
Konica Minolta, Inc.	11,730	85
Kose Corp.	2,000	168
Kubota Corp.	600	8
Kuraray Co., Ltd.	7,356	87
Kurita Water Industries Ltd.	4,000	89
Kyocera Corp.	8,600	408
Kyowa Exeo Corp.	4,500	56
Kyowa Hakko Kirin Co., Ltd. (a)	7,200	122
Kyushu Electric Power Co., Inc.	5,300	53
Lawson, Inc.	2,300	182
LIXIL Group Corp.	5,162	85
M3, Inc. (a)	100	3
Mabuchi Motor Co., Ltd.	1,800	76
Makita Corp.	1,400	92
Marubeni Corp.	22,850	103
Marui Group Co., Ltd.	4,300	58
Maruichi Steel Tube Ltd.	100	3
Mazda Motor Corp.	8,500	114
Medipal Holdings Corp.	200	3
MEIJI Holdings Co., Ltd.	1,500	152
Minebea Co., Ltd.	3,000	20
Miraca Holdings, Inc.	1,800	78
Mitsubishi Chemical Holdings Corp.	34,000	155
Mitsubishi Corp.	15,300	268
Mitsubishi Electric Corp.	35,352	419
Mitsubishi Estate Co., Ltd.	30,000	549

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
Japan (cont'd)
Mitsubishi Heavy Industries Ltd.	83,550	$334
Mitsubishi Materials Corp.	18,000	43
Mitsubishi Motors Corp.	8,500	39
Mitsubishi Tanabe Pharma Corp.	3,000	54
Mitsubishi UFJ Financial Group, Inc. (See Note G)	140,706	627
Mitsui & Co., Ltd.	15,400	182
Mitsui Fudosan Co., Ltd.	22,900	523
Mitsui OSK Lines Ltd.	5,000	11
Mizuho Financial Group, Inc.	374,300	536
MS&AD Insurance Group Holdings, Inc.	9,060	233
Murata Manufacturing Co., Ltd.	4,000	449
Nabtesco Corp.	900	21
Nagoya Railroad Co., Ltd.	1,000	6
NEC Corp.	35,900	83
NGK Insulators Ltd.	5,660	114
NGK Spark Plug Co., Ltd.	5,559	84
NH Foods Ltd.	2,000	49
Nidec Corp.	5,700	430
Nikon Corp. (a)	10,200	138
Nintendo Co., Ltd.	1,208	172
Nippon Building Fund, Inc. REIT	36	221
Nippon Express Co., Ltd.	11,300	52
Nippon Paint Holdings Co., Ltd. (a)	2,000	49
Nippon Prologis, Inc. REIT	23	56
Nippon Steel Sumitomo Metal Corp.	8,400	161
Nippon Telegraph & Telephone Corp.	19,000	892
Nippon Television Holdings, Inc.	3,900	64
Nippon Yusen KK	18,015	32
Nissan Motor Co., Ltd.	47,505	428
Nissin Foods Holdings Co., Ltd.	100	5
Nitori Holdings Co., Ltd.	900	108
Nitto Denko Corp.	3,900	246
Nomura Holdings, Inc.	104,850	376
Nomura Real Estate Master Fund, Inc. REIT	56	89
Nomura Research Institute Ltd.	100	4
NSK Ltd.	6,253	46
NTT Data Corp.	2,400	113
NTT DoCoMo, Inc.	17,100	460
Obayashi Corp.	22,571	239
Obic Co., Ltd.	2,300	126
Odakyu Electric Railway Co., Ltd.	18,000	210
Oji Holdings Corp.	5,000	19
Olympus Corp.	200	7
Omron Corp.	6,604	214
Ono Pharmaceutical Co., Ltd.	8,400	363
Oriental Land Co., Ltd.	5,500	355
ORIX Corp.	40,360	515
Osaka Gas Co., Ltd.	61,600	236
Otsuka Holdings Co., Ltd.	9,300	429
Panasonic Corp.	21,800	189
Rakuten, Inc.	22,000	237
Resona Holdings, Inc.	18,700	68
	Shares	Value (000)
Ricoh Co., Ltd.	400	$3
Rohm Co., Ltd.	1,705	67
Santen Pharmaceutical Co., Ltd.	8,800	137
SBI Holdings, Inc.	7,800	77
Secom Co., Ltd.	5,985	442
Sega Sammy Holdings, Inc.	2,300	25
Seiko Epson Corp.	2,400	38
Sekisui Chemical Co., Ltd.	10,772	132
Sekisui House Ltd.	29,246	509
Seven & I Holdings Co., Ltd.	16,300	681
Seven Bank Ltd.	800	2
Shimamura Co., Ltd.	200	30
Shimano, Inc. (a)	2,650	402
Shimizu Corp.	20,000	186
Shin-Etsu Chemical Co., Ltd.	8,493	495
Shionogi & Co., Ltd. (a)	9,200	500
Shiseido Co., Ltd.	8,500	219
Shizuoka Bank Ltd. (The)	9,000	63
SMC Corp.	1,305	318
SoftBank Group Corp.	18,600	1,052
Sojitz Corp.	50,300	119
Sompo Japan Nipponkoa Holdings, Inc.	6,200	164
Sony Corp.	19,693	576
Sumitomo Chemical Co., Ltd.	16,600	68
Sumitomo Corp.	19,400	194
Sumitomo Electric Industries Ltd.	17,500	230
Sumitomo Metal Mining Co., Ltd.	6,300	64
Sumitomo Mitsui Financial Group, Inc.	20,500	588
Sumitomo Mitsui Trust Holdings, Inc.	52,167	169
Sumitomo Realty & Development Co., Ltd.	8,500	229
Suruga Bank Ltd.	2,800	63
Suzuken Co., Ltd.	2,600	82
Suzuki Motor Corp.	3,100	84
Sysmex Corp.	1,600	109
T&D Holdings, Inc.	10,500	89
Taiheiyo Cement Corp.	19,000	45
Taisei Corp.	50,000	408
Takashimaya Co., Ltd.	6,000	43
Takeda Pharmaceutical Co., Ltd.	16,300	704
TDK Corp.	2,152	120
Teijin Ltd.	1,608	5
Terumo Corp.	9,100	386
THK Co., Ltd.	5,600	95
Tobu Railway Co., Ltd.	40,900	224
Toho Co., Ltd.	3,900	107
Tohoku Electric Power Co., Inc.	7,700	97
Tokio Marine Holdings, Inc.	14,620	484
Tokyo Electron Ltd.	2,700	227
Tokyo Gas Co., Ltd.	66,600	273
Tokyu Corp.	23,400	205
Tokyu Fudosan Holdings Corp.	7,100	44
Toppan Printing Co., Ltd.	6,600	57
Toray Industries, Inc.	27,100	230

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
Japan (cont'd)
Toshiba Corp. (b)	70,026	$191
TOTO Ltd.	2,100	83
Toyo Suisan Kaisha Ltd.	2,800	113
Toyota Industries Corp.	1,450	57
Toyota Motor Corp.	41,655	2,083
Toyota Tsusho Corp.	200	4
Trend Micro, Inc.	1,800	64
Unicharm Corp.	11,700	261
United Urban Investment Corp. REIT	43	77
USS Co., Ltd.	4,300	71
West Japan Railway Co.	742	47
Yahoo! Japan Corp.	42,100	185
Yakult Honsha Co., Ltd. (a)	2,400	124
Yamada Denki Co., Ltd. (a)	31,800	167
Yamaha Corp.	4,200	113
Yamaha Motor Co., Ltd.	3,000	45
Yamato Holdings Co., Ltd.	7,335	168
Yaskawa Electric Corp.	5,100	66
		50,260
Korea, Republic of (0.1%)
Nexon Co., Ltd.	6,300	93
Malta (0.0%)
BGP Holdings PLC (b)(e)(f)	72,261	—
Mexico (0.0%)
Fresnillo PLC	2,199	49
Netherlands (3.7%)
Aegon N.V.	39,534	158
Akzo Nobel N.V.	5,313	334
Altice N.V., Class A (a)(b)	5,460	82
Altice N.V., Class B (b)	1,820	27
ArcelorMittal (b)	39,221	181
ASML Holding N.V.	13,041	1,293
Boskalis Westminster	120	4
CNH Industrial N.V.	69,306	504
Fiat Chrysler Automobiles N.V. (a)	5,941	37
Gemalto N.V. (a)	3,395	208
Heineken Holding N.V.	202	16
Heineken N.V.	5,343	494
ING Groep N.V. CVA	74,065	770
Koninklijke Ahold N.V.	19,869	442
Koninklijke DSM N.V.	3,462	201
Koninklijke KPN N.V. (a)	90,024	326
Koninklijke Philips N.V.	24,165	603
Randstad Holding N.V.	3,921	158
RELX N.V.	35,189	614
TNT Express N.V. (b)	19,228	200
Unilever N.V. CVA	31,852	1,485
Wolters Kluwer N.V.	15,546	635
		8,772
	Shares	Value (000)
Norway (0.5%)
Akastor ASA (a)(b)	180	$—	@
DNB ASA	27,548	333
Norsk Hydro ASA	29,034	106
Orkla ASA	3,033	27
Statoil ASA	23,802	412
Telenor ASA	17,571	290
Yara International ASA	3,800	121
		1,289
Portugal (0.1%)
Galp Energia SGPS SA	17,717	246
South Africa (0.5%)
Mondi PLC	1,063	20
SABMiller PLC	19,930	1,162
		1,182
Spain (1.4%)
Abertis Infraestructuras SA (a)	5,746	84
ACS Actividades de Construccion y Servicios SA	1,103	30
Aena SA (d)	476	63
Amadeus IT Holding SA, Class A	8,226	360
Banco Bilbao Vizcaya Argentaria SA	89,038	510
Banco de Sabadell SA	37,904	51
Banco Popular Espanol SA	13,333	17
Banco Santander SA	198,662	774
Bankia SA	40,395	30
Bankinter SA (a)	1,932	12
CaixaBank SA (a)	18,070	40
Distribuidora Internacional de Alimentacion SA (a)	6,142	36
Endesa SA (a)	12,366	249
Ferrovial SA	2,977	58
Industria de Diseno Textil SA	7,727	258
Mapfre SA	5,109	11
Red Electrica Corp., SA	3,788	338
Repsol SA	13,279	168
Telefonica SA	20,107	192
Zardoya Otis SA	3,256	31
		3,312
Sweden (3.4%)
Alfa Laval AB	3,340	52
Assa Abloy AB, Class B	18,883	387
Atlas Copco AB, Class A	7,513	194
Atlas Copco AB, Class B	4,380	103
Electrolux AB, Class B	57,052	1,550
Elekta AB, Class B	7,571	61
Getinge AB, Class B	6,985	143
Hennes & Mauritz AB, Class B	15,347	450
Hexagon AB, Class B	8,169	297
Husqvarna AB, Class B	39,598	294
Investor AB, Class B	15,925	533
Lundin Petroleum AB (b)	3,960	72
Nordea Bank AB	80,106	677

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
Sweden (cont'd)
Sandvik AB	12,220	$122
Securitas AB, Class B	2,161	33
Skandinaviska Enskilda Banken AB, Class A	38,788	337
Skanska AB, Class B	8,914	186
SKF AB, Class B	4,495	72
Svenska Cellulosa AB SCA, Class B	14,723	469
Svenska Handelsbanken AB, Class A	26,690	323
Swedbank AB, Class A	16,789	351
Swedish Match AB	6,810	237
Tele2 AB, Class B	571	5
Telefonaktiebolaget LM Ericsson, Class B	96,108	735
Telia Co AB	45,418	214
Volvo AB, Class B	23,482	232
		8,129
Switzerland (9.4%)
ABB Ltd. (Registered) (b)	47,275	931
Actelion Ltd. (Registered) (b)	2,464	413
Adecco Group AG (Registered)	6,173	311
Baloise Holding AG (Registered)	1,203	134
Cie Financiere Richemont SA (Registered)	7,029	412
Coca-Cola HBC AG (b)	1,092	22
Credit Suisse Group AG (Registered) (b)	32,773	349
Galenica AG (Registered) (a)	7	9
Geberit AG (Registered)	1,139	430
Givaudan SA (Registered)	162	326
Julius Baer Group Ltd. (b)	4,325	174
LafargeHolcim Ltd. (Registered) (b)	9,183	384
LafargeHolcim Ltd. (Registered) (b)	4,101	170
Lonza Group AG (Registered) (b)	1,624	269
Nestle SA (Registered)	74,851	5,774
Novartis AG (Registered)	50,923	4,189
Pargesa Holding SA	147	10
Partners Group Holding AG	258	111
Roche Holding AG (Genusschein)	15,530	4,100
Schindler Holding AG	1,032	187
SGS SA (Registered)	18	41
Sonova Holding AG (Registered)	789	105
Swatch Group AG (The) (a)	418	122
Swatch Group AG (The) (Registered)	610	35
Swiss Life Holding AG (Registered) (b)	1,353	313
Swiss Prime Site AG (Registered) (b)	3,137	284
Swisscom AG (Registered)	784	389
Syngenta AG (Registered)	2,014	774
UBS Group AG (Registered)	81,080	1,049
Zurich Insurance Group AG (b)	3,168	784
		22,601
United Kingdom (18.2%)
3i Group PLC	11,956	89
Aberdeen Asset Management PLC	16,505	64
Admiral Group PLC	2,505	68
	Shares	Value (000)
Aggreko PLC	6,847	$118
Amec Foster Wheeler PLC	3,442	23
Anglo American PLC	28,920	281
ARM Holdings PLC	45,575	690
Ashtead Group PLC	1,468	21
Associated British Foods PLC	1,168	42
AstraZeneca PLC	27,366	1,629
Aviva PLC	89,851	483
Babcock International Group PLC	6,570	80
BAE Systems PLC	81,277	570
Barclays PLC	183,372	349
Barratt Developments PLC	30,189	165
BHP Billiton PLC	24,422	307
BP PLC	425,379	2,484
British American Tobacco PLC	40,943	2,664
British Land Co., PLC REIT	7,080	59
BT Group PLC	198,938	1,099
Bunzl PLC	7,885	244
Burberry Group PLC	6,546	102
Capita PLC	25,535	328
Carnival PLC	4,473	199
Centrica PLC	109,100	329
Cobham PLC	49,996	105
Compass Group PLC	48,327	921
Croda International PLC	2,868	120
Diageo PLC	59,547	1,666
Dixons Carphone PLC	2,879	12
easyJet PLC	5,055	73
Experian PLC	24,901	473
G4S PLC	16,438	41
GKN PLC	45,119	162
GlaxoSmithKline PLC	105,440	2,267
Glencore PLC	275,111	562
Hammerson PLC REIT	6,558	48
Hargreaves Lansdown PLC	1,941	32
HSBC Holdings PLC	323,012	2,018
Imperial Brands PLC	22,274	1,209
Indivior PLC	14,317	48
Inmarsat PLC	1,246	13
InterContinental Hotels Group PLC	6,418	238
International Consolidated Airlines Group SA	1,250	6
International Consolidated Airlines Group SA (a)	8,632	43
Intertek Group PLC	3,793	177
Intu Properties PLC REIT	5,106	20
Investec PLC	4,681	30
ITV PLC	11,183	27
J Sainsbury PLC (a)	31,777	99
Johnson Matthey PLC	3,970	150
Kingfisher PLC	59,004	255
Land Securities Group PLC REIT	6,314	89
Legal & General Group PLC	87,490	227
Lloyds Banking Group PLC	995,222	732

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
United Kingdom (cont'd)
Lonmin PLC (b)	33	$—	@
Marks & Spencer Group PLC	47,859	203
Meggitt PLC	19,455	106
Melrose Industries PLC	441	2
Merlin Entertainments PLC (d)	2,059	12
National Grid PLC	29,546	434
Next PLC	3,451	231
Old Mutual PLC	66,579	179
Pearson PLC	24,081	314
Persimmon PLC	8,695	170
Petrofac Ltd.	2,548	26
Prudential PLC	45,410	774
Randgold Resources Ltd.	5,091	572
Reckitt Benckiser Group PLC	10,201	1,026
RELX PLC	32,975	608
Rio Tinto PLC	14,381	445
Rolls-Royce Holdings PLC (b)	44,344	421
Royal Dutch Shell PLC, Class A	116,219	3,173
Royal Dutch Shell PLC, Class B	45,200	1,243
Royal Mail PLC	2,356	16
RSA Insurance Group PLC	9,894	66
Sage Group PLC (The)	41,474	361
Schroders PLC	1,675	53
Segro PLC REIT	13,156	74
Severn Trent PLC	1,893	62
Shire PLC	12,920	796
Sky PLC	50,049	568
Smith & Nephew PLC	50,882	863
Smiths Group PLC	10,336	159
SSE PLC	7,726	162
Standard Chartered PLC	58,824	447
Standard Life PLC	22,062	87
Tate & Lyle PLC	1,517	14
Taylor Wimpey PLC	98,619	176
Tesco PLC (b)	177,850	416
Travis Perkins PLC	716	14
Unilever PLC	27,249	1,307
United Utilities Group PLC	5,426	76
Vodafone Group PLC	549,758	1,674
Weir Group PLC (The)	5,533	107
Whitbread PLC	5,314	248
William Hill PLC	2,567	9
WM Morrison Supermarkets PLC (a)	7,283	18
Wolseley PLC	5,367	278
WPP PLC	58,932	1,224
		43,564
United States (0.3%)
Alcatel-Lucent SA (b)	110,086	424
Grifols SA	7,213	163
IMI PLC	3,545	46
	Shares	Value (000)
Li & Fung Ltd. (c)	48,000	$23
Ryanair Holdings PLC ADR (a)	2,047	142
		798
Total Common Stocks (Cost $202,601)		213,184
	No. of Rights
Right (0.0%)
Spain (0.0%)
ACS Actividades de Construccion y Servicios SA (b) (Cost $1)	1,103	1
	Shares
Short-Term Investments (11.9%)
Securities held as Collateral on Loaned Securities (2.3%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	4,481,316	4,481
	Face Amount (000)
Repurchase Agreements (0.4%)
Barclays Capital, Inc., (0.42%, dated 6/30/16, due 7/1/16; proceeds $1,035; fully collateralized by a U.S. Government obligation; 2.00% due 8/15/25; valued at $1,056)	$1,036	1,036
Merrill Lynch & Co., Inc., (0.44%, dated 6/30/16, due 7/1/16; proceeds $42; fully collateralized by a U.S. Government agency security; 4.50% due 4/20/44; valued at $43)	42	42
		1,078
Total Securities held as Collateral on Loaned Securities (Cost $5,559)		5,559
	Shares
Investment Company (9.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $23,085)	23,085,182	23,085
Total Short-Term Investments (Cost $28,644)		28,644
Total Investments (100.9%) (Cost $231,246) Including $5,564 of Securities Loaned (g)(h)(i)		241,829
Liabilities in Excess of Other Assets (–0.9%)		(2,093)
Net Assets (100.0%)		$239,736

(a)  All or a portion of this security was on loan at June 30, 2016.

(b)  Non-income producing security.

(c)  Security trades on the Hong Kong exchange.

(d)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

(e)  Security has been deemed illiquid at June 30, 2016.

(f)  At June 30, 2016, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(g)  Securities are available for collateral in connection with open foreign currency forward exchange contracts and futures contracts.

(h)  The approximate fair value and percentage of net assets, $213,042,000 and 88.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(i)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $37,152,000 and the aggregate gross unrealized depreciation is approximately $26,569,000 resulting in net unrealized appreciation of approximately $10,583,000.

@  Value is less than $500.

ADR  American Depositary Receipt.

CDI  CHESS Depositary Interest.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at June 30, 2016:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA		$3,481	EUR	3,119	7/21/16	$(18)
Credit Suisse International	AUD	483		$355	7/21/16	(5)
Credit Suisse International		$5,752	AUD	7,880	7/21/16	121
State Street Bank and Trust Co.	AUD	1,850		$1,361	7/21/16	(18)
State Street Bank and Trust Co.	AUD	934		$693	7/21/16	(3)
State Street Bank and Trust Co.	EUR	611		$695	7/21/16	16
State Street Bank and Trust Co.	GBP	1,489		$2,096	7/21/16	113
State Street Bank and Trust Co.	GBP	150		$224	7/21/16	24
State Street Bank and Trust Co.	GBP	286		$394	7/21/16	13
State Street Bank and Trust Co.	GBP	214		$287	7/21/16	2
State Street Bank and Trust Co.	JPY	142,532		$1,369	7/21/16	(12)
State Street Bank and Trust Co.		$548	EUR	488	7/21/16	(7)
State Street Bank and Trust Co.		$1,789	EUR	1,603	7/21/16	(9)
State Street Bank and Trust Co.		$433	EUR	390	7/21/16	(— @)
State Street Bank and Trust Co.		$1,789	GBP	1,218	7/21/16	(167)
State Street Bank and Trust Co.		$2,337	GBP	1,751	7/21/16	(5)
State Street Bank and Trust Co.		$247	GBP	185	7/21/16	(— @)
State Street Bank and Trust Co.		$6,193	JPY	642,687	7/21/16	34
						$79

Futures Contracts:

The Portfolio had the following futures contracts open at June 30, 2016:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
Dax Index (Germany)	9	$2,414	Sep-16	$24
E-mini MSCI Eafe Index (United States)	16	1,292	Sep-16	(3)
Euro Stoxx 50 Index (Germany)	91	2,883	Sep-16	83
FTSE MIB Index (Italy)	13	1,168	Sep-16	5
FTSE MIB Index (United Kingdom)	38	3,249	Sep-16	284
Hang Seng Index (Hong Kong)	9	1,215	Jul-16	61
IBEX 35 Index (Spain)	26	2,345	Jul-16	(27)
MSCI Singapore Free Index (Singapore)	105	2,473	Jul-16	119
NIKKEI 225 Index (Japan)	8	610	Sep-16	(33)
SPI 200 Index (Australia)	20	1,930	Sep-16	(— @)
TOPIX Index (Japan)	49	5,910	Sep-16	(423)
				$90
The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

AUD  —  Australian Dollar

EUR  —  Euro

GBP  —  British Pound

JPY  —  Japanese Yen

SGD  —  Singapore Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	72.7%
Pharmaceuticals	9.9
Short-Term Investments	9.8
Banks	7.6
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2016.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open long futures contracts with an underlying face amount of approximately $25,489,000 with net unrealized appreciation of approximately $90,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $79,000.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Active International Allocation Portfolio

Statement of Assets and Liabilities	June 30, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $202,126)	$213,636
Investment in Security of Affiliated Issuer, at Value (Cost $29,120)	28,193
Total Investments in Securities, at Value (Cost $231,246)	241,829
Foreign Currency, at Value (Cost $652)	678
Receivable for Variation Margin on Futures Contracts	2,201
Receivable for Investments Sold	1,414
Dividends Receivable	482
Tax Reclaim Receivable	412
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	323
Receivable for Portfolio Shares Sold	38
Receivable from Affiliates	4
Other Assets	72
Total Assets	247,453
Liabilities:
Collateral on Securities Loaned, at Value	5,559
Payable for Investments Purchased	978
Payable for Advisory Fees	371
Payable for Portfolio Shares Redeemed	304
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	244
Payable for Sub Transfer Agency Fees — Class I	48
Payable for Sub Transfer Agency Fees — Class A	24
Payable for Sub Transfer Agency Fees — Class L	5
Payable for Custodian Fees	47
Payable for Professional Fees	27
Payable for Directors' Fees and Expenses	20
Payable for Shareholder Services Fees — Class A	12
Payable for Distribution and Shareholder Services Fees — Class L	4
Payable for Distribution and Shareholder Services Fees — Class C	— @
Payable for Administration Fees	16
Payable for Transfer Agency Fees — Class I	2
Payable for Transfer Agency Fees — Class A	4
Payable for Transfer Agency Fees — Class L	1
Other Liabilities	51
Total Liabilities	7,717
Net Assets	$239,736
Net Assets Consist Of:
Paid-in-Capital	$297,877
Accumulated Undistributed Net Investment Income	2,900
Accumulated Net Realized Loss	(71,786)
Unrealized Appreciation (Depreciation) on:
Investments	11,510
Investments in Affiliates	(927)
Futures Contracts	90
Foreign Currency Forward Exchange Contracts	79
Foreign Currency Translations	(7)
Net Assets	$239,736

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Active International Allocation Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2016 (000)
CLASS I:
Net Assets	$175,272
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	15,112,653
Net Asset Value, Offering and Redemption Price Per Share	$11.60
CLASS A:
Net Assets	$58,133
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,912,909
Net Asset Value, Redemption Price Per Share	$11.83
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.66
Maximum Offering Price Per Share	$12.49
CLASS L:
Net Assets	$6,262
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	532,878
Net Asset Value, Offering and Redemption Price Per Share	$11.75
CLASS C:
Net Assets	$69
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,857
Net Asset Value, Offering and Redemption Price Per Share	$11.70
(1) Including: Securities on Loan, at Value:	$5,564

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Active International Allocation Portfolio

Statement of Operations	Six Months Ended June 30, 2016 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $507 of Foreign Taxes Withheld)	$4,915
Income from Securities Loaned — Net	57
Dividends from Security of Affiliated Issuers (Net of $1 of Foreign Taxes Withheld) (Note G)	44
Interest from Securities of Unaffiliated Issuers	— @
Total Investment Income	5,016
Expenses:
Advisory Fees (Note B)	804
Sub Transfer Agency Fees — Class I	45
Sub Transfer Agency Fees — Class A	47
Sub Transfer Agency Fees — Class L	8
Sub Transfer Agency Fees — Class C	— @
Administration Fees (Note C)	99
Shareholder Services Fees — Class A (Note D)	74
Distribution and Shareholder Services Fees — Class L (Note D)	24
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Professional Fees	60
Custodian Fees (Note F)	53
Shareholder Reporting Fees	31
Pricing Fees	26
Registration Fees	23
Transfer Agency Fees — Class I (Note E)	4
Transfer Agency Fees — Class A (Note E)	6
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	1
Directors' Fees and Expenses	4
Other Expenses	15
Total Expenses	1,326
Reimbursement of Class Specific Expenses — Class I (Note B)	(48)
Reimbursement of Class Specific Expenses — Class A (Note B)	(24)
Reimbursement of Class Specific Expenses — Class L (Note B)	(6)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(14)
Net Expenses	1,233
Net Investment Income	3,783
Realized Gain (Loss):
Investments Sold	(14,264)
Investments in Affiliates	(80)
Foreign Currency Forward Exchange Contracts	295
Foreign Currency Transactions	(171)
Futures Contracts	(1,927)
Net Realized Loss	(16,147)
Change in Unrealized Appreciation (Depreciation):
Investments	(711)
Investments in Affiliates	(184)
Foreign Currency Forward Exchange Contracts	25
Foreign Currency Translations	23
Futures Contracts	(171)
Net Change in Unrealized Appreciation (Depreciation)	(1,018)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(17,165)
Net Decrease in Net Assets Resulting from Operations	$(13,382)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Active International Allocation Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$3,783	$4,651
Net Realized Loss	(16,147)	(4,578)
Net Change in Unrealized Appreciation (Depreciation)	(1,018)	(3,740)
Net Decrease in Net Assets Resulting from Operations	(13,382)	(3,667)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(1,928)
Class A:
Net Investment Income	—	(382)
Class L:
Net Investment Income	—	(13)
Class C:
Net Investment Income	—	(— @)
Total Distributions	—	(2,323)
Capital Share Transactions:(1)
Class I:
Subscribed	4,018	5,523
Distributions Reinvested	—	1,915
Redeemed	(16,782)	(24,777)
Class A:
Subscribed	1,672	4,676
Distributions Reinvested	—	375
Redeemed	(4,739)	(11,059)
Class L:
Subscribed	—	105
Distributions Reinvested	—	13
Redeemed	(833)	(1,086)
Class C:
Subscribed	40	36 *
Distributions Reinvested	—	— @*
Net Decrease in Net Assets Resulting from Capital Share Transactions	(16,624)	(24,279)
Redemption Fees	— @	— @
Total Decrease in Net Assets	(30,006)	(30,269)
Net Assets:
Beginning of Period	269,742	300,011
End of Period (Including Accumulated Undistributed Net Investment Income and Distributions in Excess of Net Investment Income of $2,900 and $(883), respectively)	$239,736	$269,742
(1) Capital Share Transactions:
Class I:
Shares Subscribed	349	428
Shares Issued on Distributions Reinvested	—	154
Shares Redeemed	(1,448)	(1,906)
Net Decrease in Class I Shares Outstanding	(1,099)	(1,324)
Class A:
Shares Subscribed	142	352
Shares Issued on Distributions Reinvested	—	29
Shares Redeemed	(402)	(834)
Net Decrease in Class A Shares Outstanding	(260)	(453)
Class L:
Shares Subscribed	—	8
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(71)	(81)
Net Decrease in Class L Shares Outstanding	(71)	(72)
Class C:
Shares Subscribed	3	3 *
Shares Issued on Distributions Reinvested	—	— @@*
Net Increase in Class C Shares Outstanding	3	3

@  Amount is less than $500.

@@  Amount is less than 500 shares.

*  For the period April 30, 2015 through December 31, 2015.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Active International Allocation Portfolio

	Class I
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$12.20		$12.52	$13.75	$11.65	$10.07	$12.06
Income (Loss) from Investment Operations:
Net Investment Income†	0.18		0.22	0.34	0.22	0.23	0.27
Net Realized and Unrealized Gain (Loss)	(0.78)		(0.42)	(1.22)	2.25	1.51	(2.03)
Total from Investment Operations	(0.60)		(0.20)	(0.88)	2.47	1.74	(1.76)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.12)	(0.35)	(0.37)	(0.16)	(0.23)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$11.60		$12.20	$12.52	$13.75	$11.65	$10.07
Total Return++	(4.92	)%#	(1.63)%	(6.37)%	21.38%	17.30%	(14.56)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$175,272		$197,733	$219,467	$260,614	$251,657	$302,048
Ratio of Expenses to Average Net Assets (1)	0.89	%+*	0.89%+	0.88%+	0.83%+	0.89%+	0.84%+^
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A	0.88%+	N/A	0.84%+^
Ratio of Net Investment Income to Average Net Assets (1)	3.17	%+*	1.66%+	2.53%+	1.71%+	2.12%+	2.33%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.02%	0.02%	0.01%	0.01%
Portfolio Turnover Rate	14	%#	30%	32%	36%	27%	26%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.95	%*	0.92%	0.99%	0.99%	0.98%	0.95%
Net Investment Income to Average Net Assets	3.11	%*	1.63%	2.42%	1.55%	2.03%	2.22%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective July 1, 2011, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.90% for Class I shares. Prior to July 1, 2011, the maximum ratio was 0.80% for Class I shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Active International Allocation Portfolio

	Class A
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013		2012	2011
Net Asset Value, Beginning of Period	$12.47		$12.79	$14.03	$11.89		$10.27	$12.28
Income (Loss) from Investment Operations:
Net Investment Income†	0.17		0.17	0.30	0.11		0.20	0.25
Net Realized and Unrealized Gain (Loss)	(0.81)		(0.42)	(1.24)	2.36		1.55	(2.07)
Total from Investment Operations	(0.64)		(0.25)	(0.94)	2.47		1.75	(1.82)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.07)	(0.30)	(0.33)		(0.13)	(0.19)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.00	‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$11.83		$12.47	$12.79	$14.03		$11.89	$10.27
Total Return++	(5.13	)%#	(1.95)%	(6.70)%	20.94%		17.05%	(14.75)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$58,133		$64,482	$71,938	$90,599		$8,608	$10,387
Ratio of Expenses to Average Net Assets (1)	1.24	%+*	1.24%+	1.23%+	1.09	%+^^	1.14%+	1.09%+^
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A	1.21	%+^^	N/A	1.09%+^
Ratio of Net Investment Income to Average Net Assets (1)	2.81	%+*	1.31%+	2.18%+	0.84	%+	1.80%+	2.08%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.02%	0.02%		0.01%	0.01%
Portfolio Turnover Rate	14	%#	30%	32%	36%		27%	26%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.33	%*	1.28%	1.31%+	1.25	%+	1.23%	1.20%
Net Investment Income to Average Net Assets	2.72	%*	1.27%	2.10%+	0.68	%+	1.71%	1.97%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.15% for Class A shares.

^  Effective July 1, 2011, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.15% for Class A shares. Prior to July 1, 2011, the maximum ratio was 1.05% for Class A shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Active International Allocation Portfolio

	Class L
	Six Months Ended June 30,2016		Year Ended December 31,				Period from June 14, 2012^ to
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013		December 31, 2012
Net Asset Value, Beginning of Period	$12.41		$12.74	$13.97	$11.84		$10.09
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.13		0.11	0.23	0.12		(0.02)
Net Realized and Unrealized Gain (Loss)	(0.79)		(0.42)	(1.23)	2.27		1.91
Total from Investment Operations	(0.66)		(0.31)	(1.00)	2.39		1.89
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)	(0.23)	(0.26)		(0.14)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.00	‡	0.00	‡
Net Asset Value, End of Period	$11.75		$12.41	$12.74	$13.97		$11.84
Total Return++	(5.32	)%#	(2.44)%	(7.17)%	20.34%		18.80	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,262		$7,495	$8,606	$10,345		$10,246
Ratio of Expenses to Average Net Assets (1)	1.74	%+*	1.74%+	1.73%+	1.61	%+^^	1.63	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A	1.66	%+^^	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.30	%*	0.82%+	1.68%+	0.94	%+	(0.33	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.02%	0.02%		0.02	%*
Portfolio Turnover Rate	14	%#	30%	32%	36%		27	%#
(1) Supplemental Information on the Ratios to Average Net Assets:

Ratios Before Expense Limitation:

Expenses to Average Net Assets	1.94	%*	1.87%	1.87%	1.76%	1.79	%*
Net Investment Income (Loss) to Average Net Assets	2.10	%*	0.69%	1.54%	0.79%	(0.49	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.75% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.65% for Class L shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Active International Allocation Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30,2016 (unaudited)		Period from April 30, 2015^ to December 31, 2015
Net Asset Value, Beginning of Period	$12.38		$13.94
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.14		(0.00	)‡
Net Realized and Unrealized Loss	(0.82)		(1.53)
Total from Investment Operations	(0.68)		(1.53)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)
Redemption Fees	0.00	‡	0.00	‡
Net Asset Value, End of Period	$11.70		$12.38
Total Return++	(5.41	)%#	(10.96	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$69		$32
Ratios of Expenses to Average Net Assets (1)	1.99	%+*	1.99	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.42	%+*	(0.04	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01	%*
Portfolio Turnover Rate	14	%#	30%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	5.95	%*	4.26	%*
Net Investment Loss to Average Net Assets	(1.54	)%*	(2.31	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-nine separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Active International Allocation Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily, in accordance with country and sector weightings determined by Morgan Stanley Investment Management Inc. (the "Adviser"), in equity securities of non-U.S. issuers which, in the aggregate, replicate broad market indices.

The Portfolio offers four classes of shares — Class I, Class A, Class L and Class C. On April 30, 2015, the Portfolio suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices; if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—		$2,847		$—	$2,847
Air Freight & Logistics	—		781		—	781
Airlines	142		416		—	558
Auto Components	—		2,720		—	2,720
Automobiles	—		5,849		—	5,849
Banks	—		17,983		—	17,983
Beverages	—		6,901		—	6,901
Biotechnology	—		2,038		—	2,038
Building Products	—		1,926		—	1,926
Capital Markets	—		3,089		—	3,089
Chemicals	—		6,500		—	6,500
Commercial Services & Supplies	—		1,500		—	1,500
Communications Equipment	—		1,999		—	1,999
Construction & Engineering	—		2,957		—	2,957
Construction Materials	—		1,942		—	1,942
Consumer Finance	—		261		—	261
Containers & Packaging	—		258		—	258
Diversified Consumer Services	—		25		—	25
Diversified Finanancial Services	—		183		—	183
Diversified Financial Services —	2,213		—	†	2,213	†
Diversified Telecommunication Services	—		6,526		—	6,526
Electric Utilities	—	@	1,552		—	1,552
Electrical Equipment	—		3,274		—	3,274
Electronic Equipment, Instruments & Components	—		2,955		—	2,955
Energy Equipment & Services	—		78		—	78
Food & Staples Retailing	—		3,752		—	3,752
Food Products	—		7,726		—	7,726
Gas Utilities	—		699		—	699
Health Care Equipment & Supplies	—		2,653		—	2,653
Health Care Providers & Services	—		992		—	992
Health Care Technology	—		3		—	3
Hotels, Restaurants & Leisure	—		2,794		—	2,794
Household Durables	—		3,979		—	3,979
Household Products	—		2,080		—	2,080
Independent Power Producers & Energy Traders	—		2		—	2
Industrial Conglomerates	—		2,742		—	2,742
Information Technology Services	—		1,478		—	1,478
Insurance	—		8,130		—	8,130
Internet & Catalog Retail	—		237		—	237
Internet Software & Services	—		462		—	462
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Leisure Products	$—	$686	$—		$686
Life Sciences Tools & Services	—	469	—		469
Machinery	—	5,398	—		5,398
Marine	—	960	—		960
Media	—	6,075	—		6,075
Metals & Mining	—	5,525	—		5,525
Multi-Utilities	—	2,625	—		2,625
Multi-line Retail	—	862	—		862
Oil, Gas & Consumable Fuels	—	11,392	—		11,392
Paper & Forest Products	—	587	—		587
Personal Products	—	4,922	—		4,922
Pharmaceuticals	—	23,379	—		23,379
Professional Services	—	1,525	—		1,525
Real Estate Investment Trusts (REITs)	—	4,965	—		4,965
Real Estate Management & Development	—	3,066	—		3,066
Road & Rail	—	3,232	—		3,232
Semiconductors & Semiconductor Equipment	—	3,016	—		3,016
Software	—	2,680	—		2,680
Specialty Retail	—	1,803	—		1,803
Tech Hardware, Storage & Peripherals	—	1,263	—		1,263
Textiles, Apparel & Luxury Goods	—	2,468	—		2,468
Thrifts & Mortgage Finance	—	30	—		30
Tobacco	—	5,244	—		5,244
Trading Companies & Distributors	—	1,812	—		1,812
Transportation Infrastructure	—	813	—		813
Water Utilities	—	138	—		138
Wireless Telecommunication Services	—	3,605	—		3,605
Total Common Stocks	142	213,042	—	†	213,184	†
Right	1	—	—		1
Short-Term Investments
Investment Company	27,566	—	—		27,566
Repurchase Agreements	—	1,078	—		1,078
Total Short-Term Investments	27,566	1,078	—		28,644
Foreign Currency Forward Exchange Contracts	—	323	—		323
Futures Contracts	576	—	—		576
Total Assets	28,285	214,443	—	†	242,728	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(244)	—		(244)
Futures Contracts	(486)	—	—		(486)
Total Liabilities	(486)	(244)	—		(730)
Total	$27,799	$214,199	$—	†	$241,998	†

@  Value is less than $500.

†  Includes one security which is valued at zero.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, securities with a total value of approximately $424,000 transferred from Level 1 to Level 2. At June 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification. As of June 30, 2016, a security with a total value of less than $500 transferred from Level 2 to Level 1. The security that was valued using other significant observable inputs at December 31, 2015 was valued using unadjusted quoted prices at June 30, 2016.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)
Beginning Balance	$8	†
Purchases	—
Sales	(5)
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	8
Realized gains (losses)	(11)
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2016	$—

†  Includes one or more securities which are valued at zero.

3.  Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Portfolio takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolio, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with which the Portfolio has open positions in the futures contract.

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following tables set forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2016.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$323
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	576	(a)
Total			$899
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(244)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	(486	)(a)
Total			$(730)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2016 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$295
Equity Risk	Futures Contracts	(1,927)
	Total	$(1,632)

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$25
Equity Risk	Futures Contracts	(171)
	Total	$(146)

At June 30, 2016, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$323	$(244)

(b) Excludes exchange traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the

Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received(d) (000)	Net Amount (not less than $0) (000)
Credit Suisse International	$121	$(5)	$—	$116
State Street Bank and Trust Co.	202	(202)	—	0
Total	$323	$(207)	$—	$116
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Citibank NA	$18	$—	$—	$18
Credit Suisse International	5	(5)	—	0
State Street Bank and Trust Co.	221	(202)	—	19
Total	$244	$(207)	$—	$37

For the six months ended June 30, 2016, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$27,486,000
Futures Contracts:
Average monthly original value	$52,751,000

6.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$5,564	(d)	$—	$(5,564	)(e)(f)	$0

(d) Represents market value of loaned securities at period end.

(e) The Portfolio received cash collateral of approximately $5,559,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of approximately $278,000 in the form of U.S. Government obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(f) The actual collateral received is greater than the amount shown here due to overcollateralization.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), "Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures". ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$5,559	$—	$—	$—	$5,559
Total Borrowings	$5,559	$—	$—	$—	$5,559
Gross amount of recognized liabilities for securities lending transactions					$5,559

7.  Redemption Fees: The Portfolio will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares and Class C shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

8.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.65%	0.60%

For the six months ended June 30, 2016, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.64% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I shares, 1.25% for Class A shares, 1.75% for Class L shares and 2.00% for Class C shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2016, approximately $79,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee,

accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $31,305,000 and $54,500,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2016.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2016, advisory fees paid were reduced by approximately $14,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2016 is as follows:

Value December 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2016 (000)
$19,365	$89,362	$81,161	$34	$27,566

The Portfolio had transactions with Mitsubishi UFJ Financial Group, Inc. and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under Section 17 the Act.

A summary of the Portfolio's transactions in shares of the Mitsubishi UFJ Financial Group, Inc. during the six months ended June 30, 2016 is as follows:

Value December 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Realized Loss (000)	Dividend Income (000)	Value June 30, 2016 (000)
$948	$—	$57	$(80)	$10	$627

The Portfolio is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2016, the Portfolio did not engage in any cross-trade transactions.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 Income Taxes — Overall sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2015, remains subject to examination by taxing authorities.

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 Distributions Paid From:		2014 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,323	$—	$7,870	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and basis adjustments on certain equity securities designated as passive foreign investment companies, resulted in the following reclassifications among the components of net assets at December 31, 2015:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in-Capital (000)
$(3,131)	$3,131	$—

At December 31, 2015, the Portfolio had no distributable earnings on a tax basis.

At December 31, 2015, the Portfolio had available for Federal income tax purposes unused capital losses of approximately $10,070,000 that do not have an expiration date.

In addition, at December 31, 2015, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration dates:

Amount (000)	Expiration*
$7,834	December 31, 2016
33,505	December 31, 2017

* Includes capital losses acquired from Morgan Stanley International Fund that may be subject to limitation under IRC Section 382 in future years.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2015, the Portfolio deferred to January 1, 2016 for U.S. Federal income tax purposes the following losses:

Post-October Currency and Specified Ordinary Losses (000)	Post-October Capital Losses (000)
$157	$—

I. Credit Facility: As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended June 30, 2016, the Fund did not have any borrowings under the facility.

J. Other: At June 30, 2016, the Portfolio had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 85.3%.

32

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2015, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Broadridge. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

33

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

34

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

35

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

36

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

37

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc., which describes in detail the Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

38

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2016 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIAIASAN
1558896 EXP. 08.31.17

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Semi-Annual Report

June 30, 2016

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	16
Investment Advisory Agreement Approval	23
Privacy Notice	25
Director and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Portfolio, including performance, characteristics, and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in U.S. Real Estate Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2016

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Expense Example (unaudited)

U.S. Real Estate Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Actual Ending Account Value 6/30/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
U.S. Real Estate Portfolio Class I	$1,000.00	$1,101.20	$1,019.89	$5.22	$5.02	1.00%
U.S. Real Estate Portfolio Class A	1,000.00	1,099.50	1,018.40	6.79	6.52	1.30
U.S. Real Estate Portfolio Class L	1,000.00	1,096.50	1,015.71	9.59	9.22	1.84
U.S. Real Estate Portfolio Class C	1,000.00	1,095.60	1,014.42	10.94	10.52	2.10
U.S. Real Estate Portfolio Class IS	1,000.00	1,102.00	1,020.39	4.70	4.52	0.90

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

	Shares	Value (000)
Common Stocks (96.5%)
Apartments (17.8%)
Apartment Investment & Management Co., Class A REIT	279,883	$12,360
AvalonBay Communities, Inc. REIT	206,163	37,190
Camden Property Trust REIT	276,406	24,440
Equity Residential REIT	864,826	59,569
Essex Property Trust, Inc. REIT	72,705	16,583
Post Properties, Inc. REIT	30,924	1,888
		152,030
Data Centers (0.5%)
QTS Realty Trust, Inc., Class A REIT	82,688	4,629
Diversified (7.1%)
Lexington Realty Trust REIT	34,840	352
RMR Group, Inc. (The), Class A	136	4
Vornado Realty Trust REIT	605,956	60,669
		61,025
Health Care (7.7%)
HCP, Inc. REIT	63,861	2,259
Healthcare Realty Trust, Inc. REIT	161,334	5,645
Omega Healthcare Investors, Inc. REIT	180,752	6,137
Senior Housing Properties Trust REIT	235,533	4,906
Ventas, Inc. REIT	357,971	26,068
Welltower, Inc. REIT	273,024	20,796
		65,811
Industrial (4.3%)
Cabot Industrial Value Fund II, LP REIT (a)(b)(c)(d) (See Note A-4)	14,000	8,406
Duke Realty Corp. REIT	211,655	5,643
Exeter Industrial Value Fund, LP REIT (a)(b)(c)(d) (See Note A-4)	7,905,000	2,522
Liberty Property Trust REIT	71,517	2,841
ProLogis, Inc. REIT	275,596	13,515
Rexford Industrial Realty, Inc. REIT	172,117	3,630
		36,557
Lodging/Resorts (9.9%)
Chesapeake Lodging Trust REIT	309,514	7,196
Hilton Worldwide Holdings, Inc.	532,270	11,992
Host Hotels & Resorts, Inc. REIT	2,625,543	42,560
LaSalle Hotel Properties REIT	693,232	16,346
Sunstone Hotel Investors, Inc. REIT	252,171	3,044
Xenia Hotels & Resorts, Inc. REIT	225,719	3,788
		84,926
Manufactured Homes (0.3%)
Equity Lifestyle Properties, Inc. REIT	36,699	2,938
Office (10.8%)
Boston Properties, Inc. REIT	346,903	45,756
BRCP REIT I, LP (a)(b)(c)(d) (See Note A-4)	6,101,396	372
BRCP REIT II, LP (a)(b)(c)(d) (See Note A-4)	8,363,574	4,332
Corporate Office Properties Trust REIT	69,854	2,066
Cousins Properties, Inc. REIT	618,885	6,436
Douglas Emmett, Inc. REIT	349,214	12,404
	Shares	Value (000)
Hudson Pacific Properties, Inc. REIT	534,186	$15,588
Mack-Cali Realty Corp. REIT	70,061	1,892
Paramount Group, Inc. REIT	206,313	3,289
		92,135
Regional Malls (19.1%)
CBL & Associates Properties, Inc. REIT	31,965	298
General Growth Properties, Inc. REIT	1,172,981	34,978
Simon Property Group, Inc. REIT	555,687	120,529
Taubman Centers, Inc. REIT	91,057	6,756
WP GLIMCHER, Inc. REIT	60,153	673
		163,234
Retail Free Standing (2.8%)
National Retail Properties, Inc. REIT	237,831	12,301
Realty Income Corp. REIT	39,451	2,736
Spirit Realty Capital, Inc. REIT	149,620	1,911
STORE Capital Corp. REIT	227,722	6,706
		23,654
Self Storage (5.6%)
CubeSmart REIT	141,539	4,371
Public Storage REIT	138,153	35,310
Sovran Self Storage, Inc. REIT	75,421	7,913
		47,594
Shopping Centers (9.9%)
Acadia Realty Trust REIT	37,907	1,346
Brixmor Property Group, Inc. REIT	170,170	4,503
DDR Corp. REIT	209,002	3,791
Equity One, Inc. REIT	88,660	2,853
Federal Realty Investment Trust REIT	1,580	262
Kimco Realty Corp. REIT	612,346	19,215
Regency Centers Corp. REIT	396,583	33,206
Tanger Factory Outlet Centers, Inc. REIT	495,919	19,926
		85,102
Single Family Homes (0.2%)
American Homes 4 Rent, Class A REIT	67,360	1,379
Specialty (0.5%)
Gaming and Leisure Properties, Inc. REIT	137,823	4,752
Total Common Stocks (Cost $539,291)		825,766
Short-Term Investment (2.7%)
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G) (Cost $22,692)	22,691,898	22,692
Total Investments (99.2%) (Cost $561,983) (e)		848,458
Other Assets in Excess of Liabilities (0.8%)		7,169
Net Assets (100.0%)		$855,627

(a)  Non-income producing security.

(b)  Security has been deemed illiquid at June 30, 2016.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

U.S. Real Estate Portfolio

(c)  At June 30, 2016, the Portfolio held fair valued securities valued at approximately $15,632,000, representing 1.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(d)  Restricted security valued at fair value and not registered under the Securities Act of 1933. BRCP REIT I, LP was acquired between 5/03 - 5/08 and has a current cost basis of approximately $45,000. BRCP REIT II, LP was acquired between 10/06 - 4/11 and has a current cost basis of approximately $6,695,000. Cabot Industrial Value Fund II, LP was acquired between 11/05 - 2/10 and has a current cost basis of approximately $7,000,000. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of approximately $467,000. At June 30, 2016, these securities had an aggregate market value of approximately $15,632,000, representing 1.8% of net assets.

(e)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $293,823,000 and the aggregate gross unrealized depreciation is approximately $7,348,000 resulting in net unrealized appreciation of approximately $286,475,000.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Regional Malls	19.2%
Apartments	17.9
Other*	11.4
Office	10.9
Shopping Centers	10.0
Lodging/Resorts	10.0
Health Care	7.8
Diversified	7.2
Self Storage	5.6
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

U.S. Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $539,291)	$825,766
Investment in Security of Affiliated Issuer, at Value (Cost $22,692)	22,692
Total Investments in Securities, at Value (Cost $561,983)	848,458
Foreign Currency, at Value (Cost $1)	1
Receivable for Investments Sold	7,026
Dividends Receivable	2,764
Receivable for Portfolio Shares Sold	2,078
Receivable from Affiliate	5
Other Assets	117
Total Assets	860,449
Liabilities:
Payable for Investments Purchased	2,172
Payable for Advisory Fees	1,541
Payable for Portfolio Shares Redeemed	816
Payable for Sub Transfer Agency Fees — Class I	44
Payable for Sub Transfer Agency Fees — Class A	20
Payable for Sub Transfer Agency Fees — Class L	1
Payable for Administration Fees	54
Payable for Professional Fees	28
Payable for Directors' Fees and Expenses	24
Payable for Shareholder Services Fees — Class A	18
Payable for Distribution and Shareholder Services Fees — Class L	2
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Custodian Fees	17
Payable for Transfer Agency Fees — Class I	7
Payable for Transfer Agency Fees — Class A	3
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Other Liabilities	75
Total Liabilities	4,822
Net Assets	$855,627
Net Assets Consist of:
Paid-in-Capital	$517,066
Accumulated Undistributed Net Investment Income	18,515
Accumulated Net Realized Gain	33,571
Unrealized Appreciation (Depreciation) on:
Investments	286,475
Foreign Currency Translations	(—	@)
Net Assets	$855,627

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

U.S. Real Estate Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2016 (000)
CLASS I:
Net Assets	$578,643
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	29,525,864
Net Asset Value, Offering and Redemption Price Per Share	$19.60
CLASS A:
Net Assets	$92,143
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,824,708
Net Asset Value, Redemption Price Per Share	$19.10
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.06
Maximum Offering Price Per Share	$20.16
CLASS L:
Net Assets	$4,076
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	213,888
Net Asset Value, Offering and Redemption Price Per Share	$19.06
CLASS C:
Net Assets	$191
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	10,065
Net Asset Value, Offering and Redemption Price Per Share	$18.99
CLASS IS:
Net Assets	$180,574
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	9,209,954
Net Asset Value, Offering and Redemption Price Per Share	$19.61

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

U.S. Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2016 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$20,971
Dividends from Security of Affiliated Issuer (Note G)	15
Interest from Securities of Unaffiliated Issuers	2
Total Investment Income	20,988
Expenses:
Advisory Fees (Note B)	3,187
Sub Transfer Agency Fees — Class I	287
Sub Transfer Agency Fees — Class A	58
Sub Transfer Agency Fees — Class L	2
Sub Transfer Agency Fees — Class C	— @
Administration Fees (Note C)	327
Shareholder Services Fees — Class A (Note D)	107
Distribution and Shareholder Services Fees — Class L (Note D)	15
Distribution and Shareholder Services Fees — Class C (Note D)	1
Shareholder Reporting Fees	50
Professional Fees	45
Registration Fees	43
Transfer Agency Fees — Class I (Note E)	15
Transfer Agency Fees — Class A (Note E)	7
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Custodian Fees (Note F)	18
Directors' Fees and Expenses	11
Pricing Fees	2
Other Expenses	15
Total Expenses	4,193
Reimbursement of Class Specific Expenses — Class I (Note B)	(28)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(10)
Net Expenses	4,154
Net Investment Income	16,834
Realized Gain:
Investments Sold	21,581
Change in Unrealized Appreciation (Depreciation):
Investments	42,491
Foreign Currency Translations	— @
Net Change in Unrealized Appreciation (Depreciation)	42,491
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	64,072
Net Increase in Net Assets Resulting from Operations	$80,906

@  Amount is less than $500.
The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

U.S. Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$16,834	$15,592
Net Realized Gain	21,581	113,715
Net Change in Unrealized Appreciation (Depreciation)	42,491	(109,098)
Net Increase in Net Assets Resulting from Operations	80,906	20,209
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(2,048)	(8,675)
Net Realized Gain	—	(89,446)
Class A:
Net Investment Income	(253)	(982)
Net Realized Gain	—	(13,045)
Class L:
Net Investment Income	(6)	(20)
Net Realized Gain	—	(586)
Class C:
Net Investment Income	(— @)	(— @)
Net Realized Gain	—	(11)
Class IS:
Net Investment Income	(533)	(2,237)
Net Realized Gain	—	(20,229)
Total Distributions	(2,840)	(135,231)
Capital Share Transactions:(1)
Class I:
Subscribed	48,377	111,705
Distributions Reinvested	2,021	96,912
Redeemed	(152,421)	(458,721)
Class A:
Subscribed	12,189	22,527
Distributions Reinvested	252	13,932
Redeemed	(15,747)	(44,080)
Class L:
Subscribed	4	164
Distributions Reinvested	6	601
Redeemed	(281)	(1,151)
Class C:
Subscribed	101	92 *
Distributions Reinvested	— @	10 *
Redeemed	(17)	—
Class IS:
Subscribed	41,010	232,226
Distributions Reinvested	— @	— @
Redeemed	(17,148)	(60,663)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(81,654)	(86,446)
Total Decrease in Net Assets	(3,588)	(201,468)
Net Assets:
Beginning of Period	859,215	1,060,683
End of Period (Including Accumulated Undistributed Net Investment Income of $18,515 and $4,521)	$855,627	$859,215

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

U.S. Real Estate Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,657	5,439
Shares Issued on Distributions Reinvested	108	5,342
Shares Redeemed	(8,290)	(22,044)
Net Decrease in Class I Shares Outstanding	(5,525)	(11,263)
Class A:
Shares Subscribed	692	1,132
Shares Issued on Distributions Reinvested	14	788
Shares Redeemed	(902)	(2,260)
Net Decrease in Class A Shares Outstanding	(196)	(340)
Class L:
Shares Subscribed	— @@	8
Shares Issued on Distributions Reinvested	— @@	34
Shares Redeemed	(16)	(58)
Net Decrease in Class L Shares Outstanding	(16)	(16)
Class C:
Shares Subscribed	6	4 *
Shares Issued on Distributions Reinvested	— @@	1 *
Shares Redeemed	(1)	—
Net Increase in Class C Shares Outstanding	5	5
Class IS:
Shares Subscribed	2,239	10,956
Shares Issued on Distributions Reinvested	— @@	— @@
Shares Redeemed	(960)	(3,025)
Net Increase in Class IS Shares Outstanding	1,279	7,931

*  For the period April 30, 2015 through December 31, 2015.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

U.S. Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$17.86		$20.48	$16.55	$16.93	$14.99	$14.33
Income from Investment Operations:
Net Investment Income†	0.37		0.32	0.36	0.27	0.24	0.11
Net Realized and Unrealized Gain	1.44		0.10	4.66	0.14	2.19	0.69
Total from Investment Operations	1.81		0.42	5.02	0.41	2.43	0.80
Distributions from and/or in Excess of:
Net Investment Income	(0.07)		(0.26)	(0.35)	(0.20)	(0.20)	(0.14)
Net Realized Gain	—		(2.78)	(0.74)	(0.59)	(0.29)	—
Total Distributions	(0.07)		(3.04)	(1.09)	(0.79)	(0.49)	(0.14)
Net Asset Value, End of Period	$19.60		$17.86	$20.48	$16.55	$16.93	$14.99
Total Return++	10.12	%#	2.27%	30.74%	2.45%	16.26%	5.57%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$578,643		$625,999	$948,311	$797,933	$826,420	$773,138
Ratio of Expenses to Average Net Assets (1)	1.00	%+*	0.98%+	0.95%+	1.01%+	0.98%+	1.01%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		0.98%+	0.94%+	1.00%+	0.97%+	1.00%+
Ratio of Net Investment Income to Average Net Assets (1)	4.18	%+*	1.61%+	1.90%+	1.51%+	2.45%+	0.76%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00%§	0.00%§	0.00%§
Portfolio Turnover Rate	11	%#	24%	25%	24%	22%	21%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.00	%*	N/A	N/A	1.03%	N/A	1.03%
Net Investment Income to Average Net Assets	4.18	%*	N/A	N/A	1.49%	N/A	0.74%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

U.S. Real Estate Portfolio

	Class A
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$17.42		$20.04	$16.21	$16.60	$14.70	$14.07
Income from Investment Operations:
Net Investment Income†	0.33		0.28	0.29	0.23	0.19	0.08
Net Realized and Unrealized Gain	1.40		0.08	4.56	0.12	2.16	0.66
Total from Investment Operations	1.73		0.36	4.85	0.35	2.35	0.74
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		(0.20)	(0.28)	(0.15)	(0.16)	(0.11)
Net Realized Gain	-—		(2.78)	(0.74)	(0.59)	(0.29)	—
Total Distributions	(0.05)		(2.98)	(1.02)	(0.74)	(0.45)	(0.11)
Net Asset Value, End of Period	$19.10		$17.42	$20.04	$16.21	$16.60	$14.70
Total Return++	9.95	%#	2.01%	30.28%	2.14%	16.02%	5.26%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$92,143		$87,462	$107,441	$101,325	$92,240	$92,047
Ratio of Expenses to Average Net Assets (1)	1.30	%+*	1.28%+	1.31%+	1.28%+^	1.23%+	1.26%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.28%+	1.30%+	1.27%+^	1.22%+	1.25%+
Ratio of Net Investment Income to Average Net Assets (1)	3.76	%+*	1.43%+	1.54%+	1.35%+	2.20%+	0.54%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	0.00%§	0.00%§	0.00%§	0.00%§
Portfolio Turnover Rate	11	%#	24%	25%	24%	22%	21%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A	N/A	1.29%	N/A	1.28%
Net Investment Income to Average Net Assets	N/A		N/A	N/A	1.34%	N/A	0.52%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.25% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

U.S. Real Estate Portfolio

	Class L
	Six Months Ended June 30, 2016		Year Ended December 31,					Period from November 11, 2011^ to
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013		2012	December 31, 2011
Net Asset Value, Beginning of Period	$17.41		$20.03	$16.20	$16.59		$14.69	$14.52
Income from Investment Operations:
Net Investment Income†	0.28		0.21	0.20	0.13		0.10	0.06
Net Realized and Unrealized Gain	1.40		0.04	4.56	0.13		2.16	0.11
Total from Investment Operations	1.68		0.25	4.76	0.26		2.26	0.17
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		(0.09)	(0.19)	(0.06)		(0.07)	—
Net Realized Gain	—		(2.78)	(0.74)	(0.59)		(0.29)	—
Total Distributions	(0.03)		(2.87)	(0.93)	(0.65)		(0.36)	—
Net Asset Value, End of Period	$19.06		$17.41	$20.03	$16.20		$16.59	$14.69
Total Return++	9.65	%#	1.44%	29.68%	1.62%		15.44%	1.17	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,076		$3,993	$4,919	$4,462		$4,975	$5,879
Ratio of Expenses to Average Net Assets (1)	1.84	%+*	1.82%+	1.79%+	1.78	%+^^	1.73%+	1.75	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.81%+	1.78%+	1.77	%+^^	1.72%+	N/A
Ratio of Net Investment Income to Average Net Assets (1)	3.24	%+*	1.08%+	1.06%+	0.73	%+	1.70%+	3.33	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	0.00%§	0.00	%§	0.00%§	0.00	%§*
Portfolio Turnover Rate	11	%#	24%	25%	24%		22%	21	%*
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A	N/A	1.79%		N/A	1.91	%+*
Net Investment Income to Average Net Assets	N/A		N/A	N/A	0.72%		N/A	3.17	%+*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.85% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.75% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

U.S. Real Estate Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2016 (unaudited)		Period from April 30, 2015^ to December 31, 2015
Net Asset Value, Beginning of Period	$17.36		$19.73
Income from Investment Operations:
Net Investment Income†	0.26		0.18
Net Realized and Unrealized Gain	1.40		0.31
Total from Investment Operations	1.66		0.49
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		(0.08)
Net Realized Gain	—		(2.78)
Total Distributions	(0.03)		(2.86)
Net Asset Value, End of Period	$18.99		$17.36
Total Return++	9.56	%#	2.70	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$191		$91
Ratio of Expenses to Average Net Assets (1)	2.10	%+*	2.10	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		2.10	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.96	%+*	1.44	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§*
Portfolio Turnover Rate	11	%#	24%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	3.33	%*	5.89	%*
Net Investment Income (Loss) to Average Net Assets	1.73	%*	(2.35	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

U.S. Real Estate Portfolio

	Class IS
	Six Months Ended June 30, 2016		Year Ended December 31,		Period from September 13, 2013^ to
Selected Per Share Data and Ratios	(unaudited)		2015	2014	December 31, 2013
Net Asset Value, Beginning of Period	$17.86		$20.48	$16.55	$17.13
Income from Investment Operations:
Net Investment Income†	0.37		0.36	0.38	0.03
Net Realized and Unrealized Gain	1.45		0.08	4.65	0.01
Total from Investment Operations	1.82		0.44	5.03	0.04
Distributions from and/or in Excess of:
Net Investment Income	(0.07)		(0.28)	(0.36)	(0.11)
Net Realized Gain	—		(2.78)	(0.74)	(0.51)
Total Distributions	(0.07)		(3.06)	(1.10)	(0.62)
Net Asset Value, End of Period	$19.61		$17.86	$20.48	$16.55
Total Return++	10.20	%#	2.36%	30.82%	0.30	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$180,574		$141,670	$12	$10
Ratio of Expenses to Average Net Assets (1)	0.90	%+*	0.90%+	0.89%+	0.90	%^^*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		0.90%+	0.88%+	0.89	%^^*
Ratio of Net Investment Income to Average Net Assets (1)	4.11	%+*	1.81%+	1.96%+	0.52	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	0.00%§	N/A
Portfolio Turnover Rate	11	%#	24%	25%	24	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		0.90%	20.21%	6.19	%*
Net Investment Income (Loss) to Average Net Assets	N/A		1.81%	(17.36)%	(4.77	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.93% for Class IS shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-nine separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the U.S. Real Estate Portfolio. The Portfolio seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Portfolio has capital subscription commitments to certain investee companies for this same purpose, the details of which are disclosed in the Unfunded Commitments note.

The Portfolio offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Portfolio suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A.Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

The Portfolio invests a significant portion of its assets in securities of REITs. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Portfolio.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Apartments	$152,030	$—	$—	$152,030
Data Centers	4,629	—	—	4,629
Diversified	61,025	—	—	61,025
Health Care	65,811	—	—	65,811
Industrial	25,629	—	10,928	36,557
Lodging/Resorts	84,926	—	—	84,926
Manufactured Homes	2,938	—	—	2,938
Office	87,431	—	4,704	92,135
Regional Malls	163,234	—	—	163,234
Retail Free Standing	23,654	—	—	23,654
Self Storage	47,594	—	—	47,594
Shopping Centers	85,102	—	—	85,102
Single Family Homes	1,379	—	—	1,379
Specialty	4,752	—	—	4,752
Total Common Stocks	810,134	—	15,632	825,766
Short-Term Investment
Investment Company	22,692	—	—	22,692
Total Assets	$832,826	$—	$15,632	$848,458

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, the Portfolio did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Beginning Balance	$15,704
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	(979)
Change in unrealized appreciation (depreciation)	907
Realized gains (losses)	—
Ending Balance	$15,632
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2016	$907

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2016.

	Fair Value at June 30, 2016 (000)	Valuation Technique	Unobservable Input
Industrial
Common Stocks	$10,928	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date, as applicable	Adjusted Capital Balance
Office
Common Stocks	$4,704	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date, as applicable	Adjusted Capital Balance

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Unfunded Commitments: Subject to the terms of a Subscription Agreement between the Portfolio and BRCP

REIT I, LP, the Portfolio has made a subscription commitment of $7,000,000 for which it will receive 7,000,000 shares of common stock. As of June 30, 2016, BRCP REIT I, LP has drawn down approximately $6,101,000 which represents 87.2% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and BRCP REIT II, LP, the Portfolio has made a subscription commitment of $9,000,000 for which it will receive 9,000,000 shares of common stock. As of June 30, 2016, BRCP REIT II, LP has drawn down approximately $8,364,000 which represents 92.9% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and Exeter Industrial Value Fund, LP, the Portfolio has made a subscription commitment of $8,500,000 for which it will receive 8,500,000 shares of common stock. As of June 30, 2016, Exeter Industrial Value Fund, LP has drawn down approximately $7,905,000 which represents 93.0% of the commitment.

Subject to the terms of a Subscription Agreement between the Portfolio and Cabot Industrial Value Fund II, LP, the Portfolio has made a subscription commitment of $7,500,000 for which it will receive 15,000 shares of common stock. As of June 30, 2016, Cabot Industrial Value Fund II, LP has drawn down approximately $7,000,000 which represents 93.3% of the commitment.

5.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement,

paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2016, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.78% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares and 0.93% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2016, approximately $29,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $90,367,000 and $175,639,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2016.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2016, advisory fees paid were reduced by approximately $10,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2016 is as follows:

Value December 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2016 (000)
$12,619	$82,554	$72,481	$15	$22,692

The Portfolio is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2016, the Portfolio did not engage in any cross-trade transactions.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 Distributions Paid From:		2014 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$13,888	$121,343	$17,600	$37,672

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to basis adjustments on partnerships, differing treatments of gains (losses) related to REIT adjustments and a dividend redesignation, resulted in the following reclassifications among the components of net assets at December 31, 2015:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Gain (000)	Paid-in- Capital (000)
$(446)	$460	$(14)

At December 31, 2015, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$4,933	$12,565

I. Credit Facility: As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended June 30, 2016, the Fund did not have any borrowings under the facility.

J. Other: At June 30, 2016, the Portfolio had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 43.5%.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2015, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one- and three-year periods but below its peer group average for the five-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Broadridge. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's contractual management fee was higher than but close to its peer group average and the actual management fee and total expense ratio were higher than its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc., which describes in detail the Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

28

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2016 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIUSREASAN
1559395 EXP. 08.31.17

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Small Company Growth Portfolio

Semi-Annual Report

June 30, 2016

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	16
Investment Advisory Agreement Approval	28
Privacy Notice	30
Director and Officer Information	33

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Portfolio, including performance, characteristics, and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Small Company Growth Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2016

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Expense Example (unaudited)

Small Company Growth Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemptions fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Actual Ending Account Value 6/30/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Small Company Growth Portfolio Class I	$1,000.00	$984.70	$1,019.64	$5.18	$5.27	1.05%
Small Company Growth Portfolio Class A	1,000.00	983.70	1,017.90	6.91	7.02	1.40
Small Company Growth Portfolio Class L	1,000.00	981.50	1,015.42	9.36	9.52	1.90
Small Company Growth Portfolio Class IS	1,000.00	985.50	1,019.99	4.84	4.92	0.98

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments

Small Company Growth Portfolio

	Shares	Value (000)
Common Stocks (86.3%)
Aerospace & Defense (3.8%)
BWX Technologies, Inc.	1,103,541	$39,474
Biotechnology (2.3%)
Agios Pharmaceuticals, Inc. (a)(b)	60,225	2,523
Alnylam Pharmaceuticals, Inc. (a)	47,310	2,625
Bellicum Pharmaceuticals, Inc. (a)(b)	265,176	3,437
Editas Medicine, Inc. (a)(b)	164,669	4,018
Intellia Therapeutics, Inc. (a)(b)	199,645	4,263
Intrexon Corp. (a)(b)	176,320	4,339
Juno Therapeutics, Inc. (a)(b)	64,496	2,479
		23,684
Capital Markets (2.5%)
Artisan Partners Asset Management, Inc., Class A	326,124	9,027
Financial Engines, Inc.	305,281	7,898
WisdomTree Investments, Inc. (b)	901,114	8,822
		25,747
Chemicals (0.4%)
Platform Specialty Products Corp. (a)	487,136	4,326
Consumer Finance (0.4%)
LendingClub Corp. (a)(b)	1,023,433	4,401
Electronic Equipment, Instruments & Components (1.1%)
Cognex Corp.	140,881	6,072
FARO Technologies, Inc. (a)	138,344	4,680
		10,752
Health Care Equipment & Supplies (1.1%)
Penumbra, Inc. (a)	189,054	11,249
Health Care Providers & Services (1.7%)
HealthEquity, Inc. (a)	591,000	17,957
Health Care Technology (12.0%)
athenahealth, Inc. (a)	360,050	49,690
Castlight Health, Inc., Class B (a)(b)	1,448,856	5,737
Cotiviti Holdings, Inc. (a)	773,711	16,349
Medidata Solutions, Inc. (a)	571,236	26,774
Press Ganey Holdings, Inc. (a)	293,955	11,567
Veeva Systems, Inc., Class A (a)	395,069	13,480
		123,597
Hotels, Restaurants & Leisure (8.6%)
Fiesta Restaurant Group, Inc. (a)	588,240	12,829
Habit Restaurants, Inc. (The) (a)(b)	539,879	8,843
Shake Shack, Inc., Class A (a)(b)	943,957	34,388
Wingstop, Inc. (a)(b)	399,658	10,891
Zoe's Kitchen, Inc. (a)(b)	609,643	22,112
		89,063
Internet & Catalog Retail (4.0%)
Blue Nile, Inc.	144,366	3,953
Etsy, Inc. (a)	988,365	9,478
MakeMyTrip Ltd. (India) (a)	267,756	3,979
Ocado Group PLC (United Kingdom) (a)	2,253,828	6,945
Wayfair, Inc., Class A (a)(b)	428,194	16,700
		41,055
	Shares	Value (000)
Internet Software & Services (19.3%)
Angie's List, Inc. (a)	674,125	$4,388
Benefitfocus, Inc. (a)(b)	309,892	11,813
Criteo SA ADR (France) (a)	770,788	35,395
GrubHub, Inc. (a)(b)	1,536,974	47,754
Just Eat PLC (United Kingdom) (a)	2,242,767	12,796
New Relic, Inc. (a)	365,117	10,727
Quotient Technology, Inc. (a)(b)	526,970	7,067
Shutterstock, Inc. (a)(b)	374,523	17,153
Twitter, Inc. (a)	841,200	14,225
Zillow Group, Inc., Class A (a)(b)	346,296	12,692
Zillow Group, Inc., Class C (a)(b)	696,559	25,271
		199,281
Machinery (7.5%)
Joy Global, Inc.	1,195,760	25,278
Manitowoc Foodservice, Inc. (a)	1,414,367	24,921
Terex Corp.	1,317,076	26,750
		76,949
Multi-line Retail (2.4%)
Ollie's Bargain Outlet Holdings, Inc. (a)	992,971	24,715
Multi-Utilities (0.0%)
AET&D Holdings No. 1 Ltd. (Australia) (a)(c)(d)	6,682,555	—
Professional Services (6.0%)
Advisory Board Co. (The) (a)	866,375	30,661
CEB, Inc.	239,463	14,770
WageWorks, Inc. (a)	279,773	16,733
		62,164
Software (6.9%)
Ellie Mae, Inc. (a)	111,075	10,180
FleetMatics Group PLC (a)	383,140	16,601
Guidewire Software, Inc. (a)	457,387	28,248
Xero Ltd. (Australia) (a)	304,836	3,978
Zendesk, Inc. (a)	472,250	12,458
		71,465
Specialty Retail (6.3%)
Burlington Stores, Inc. (a)	175,558	11,711
Five Below, Inc. (a)	993,478	46,107
Restoration Hardware Holdings, Inc. (a)(b)	230,391	6,608
		64,426
Total Common Stocks (Cost $756,586)		890,305
Preferred Stocks (8.2%)
Health Care Technology (0.6%)
Grand Rounds, Inc. Series B (a)(c)(d)(e) (acquisition cost — $3,362; acquired 7/3/14)	3,269,139	5,623
Hotels, Restaurants & Leisure (1.6%)
Blue Bottle Coffee, Inc. Series B (a)(c)(d)(e) (acquisition cost — $13,714; acquired 1/24/14)	947,792	16,823

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Small Company Growth Portfolio

	Shares	Value (000)
Internet & Catalog Retail (3.4%)
Flipkart Online Services Pvt Ltd. Series D (a)(c)(d)(e) (acquisition cost — $9,579; acquired 10/4/13)	417,464	$35,188
Internet Software & Services (0.8%)
Doximity, Inc. Series C (a)(c)(d)(e) (acquisition cost — $8,482; acquired 4/10/14)	1,759,434	8,410
Mode Media Corporation Series M-1 (a)(c)(d)(e) (acquisition cost — $5,449; acquired 3/19/08)	361,920	116
Mode Media Corporation Escrow Series M-1 (a)(c)(d)(e) (acquisition cost — $506; acquired 3/19/08)	51,702	8
		8,534
Software (1.8%)
DOMO, Inc. (a)(c)(d)(e) (acquisition cost — $10,559; acquired 1/31/14 — 2/7/14)	2,554,715	12,876
Lookout, Inc. Series F (a)(c)(d)(e) (acquisition cost — $13,476; acquired 6/17/14)	1,179,743	5,674
		18,550
Tobacco (0.0%)
NJOY, Inc. Series D (a)(c)(d)(e) (acquisition cost — $6,363; acquired 2/14/14)	375,918	169
Total Preferred Stocks (Cost $71,490)		84,887
	Face Amount (000)
Promissory Notes (0.0%)
Internet Software & Services (0.0%)
Mode Media Corporation 9.00%, 12/3/19 (a)(c)(d)(e) (acquisition cost — $2,301; acquired 3/19/08)	$793	487
Mode Media Corporation Escrow 9.00%, 12/3/19 (a)(c)(d)(e) (acquisition cost — $38; acquired 3/19/08)	29	8
Total Promissory Notes (Cost $2,339)		495
	Notional Amount (000)
Call Option Purchased (0.0%)
Foreign Currency Option (0.0%)
USD/CNY December 2016 @ CNY 7.60, Royal Bank of Scotland (Cost $517)	111,793	196
	Shares	Value (000)
Short-Term Investments (22.2%)
Securities held as Collateral on Loaned Securities (16.1%)
Investment Company (13.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	133,663,263	$133,663
	Face Amount (000)
Repurchase Agreements (3.1%)
Barclays Capital, Inc., (0.42%, dated 6/30/16, due 7/1/16; proceeds $30,882; fully collateralized by a U.S. Government obligation; 2.00% due 8/15/25; valued at $31,500)	$30,882	30,882
Merrill Lynch & Co., Inc., (0.44%, dated 6/30/16, due 7/1/16; proceeds $1,261; fully collateralized by a U.S. Government agency security; 4.50% due 4/20/44; valued at $1,286)	1,261	1,261
		32,143
Total Securities held as Collateral on Loaned Securities (Cost $165,806)		165,806
	Shares
Investment Company (6.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $63,315)	63,315,056	63,315
Total Short-Term Investments (Cost $229,121)		229,121
Total Investments (116.7%) (Cost $1,060,053) Including $173,330 of Securities Loaned (f)(g)		1,205,004
Liabilities in Excess of Other Assets (–16.7%)		(172,802)
Net Assets (100.0%)		$1,032,202

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2016.

(c)  Security has been deemed illiquid at June 30, 2016.

(d)  At June 30, 2016, the Portfolio held fair valued securities valued at approximately $85,382,000, representing 8.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(e)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2016 amounts to approximately $85,382,000 and represents 8.3% of net assets.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Small Company Growth Portfolio

(f)  The approximate fair value and percentage of net assets, $23,719,000 and 2.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(g)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $208,552,000 and the aggregate gross unrealized depreciation is approximately $63,601,000 resulting in net unrealized appreciation of approximately $144,951,000.

ADR  American Depositary Receipt.

CNY  Chinese Yuan Renminbi

USD  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Internet Software & Services	20.0%
Other**	15.7
Health Care Technology	12.4
Hotels, Restaurants & Leisure	10.2
Software	8.7
Machinery	7.4
Internet & Catalog Retail	7.3
Specialty Retail	6.2
Short-Term Investment	6.1
Professional Services	6.0
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2016.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Small Company Growth Portfolio

Statement of Assets and Liabilities	June 30, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $863,075)	$1,008,026
Investment in Security of Affiliated Issuer, at Value (Cost $196,978)	196,978
Total Investments in Securities, at Value (Cost $1,060,053)	1,205,004
Foreign Currency, at Value (Cost $—@)	—	@
Receivable for Portfolio Shares Sold	433
Dividends Receivable	415
Receivable for Investments Sold	339
Interest Receivable	148
Receivable from Affiliate	1
Other Assets	136
Total Assets	1,206,476
Liabilities:
Collateral on Securities Loaned, at Value	165,806
Payable for Portfolio Shares Redeemed	5,464
Payable for Advisory Fees	2,151
Due to Broker	320
Payable for Sub Transfer Agency Fees — Class I	219
Payable for Sub Transfer Agency Fees — Class A	45
Payable for Sub Transfer Agency Fees — Class L	1
Payable for Administration Fees	71
Payable for Professional Fees	32
Payable for Shareholder Services Fees — Class A	25
Payable for Distribution and Shareholder Services Fees — Class L	1
Payable for Directors' Fees and Expenses	13
Payable for Transfer Agency Fees — Class I	6
Payable for Transfer Agency Fees — Class A	4
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Custodian Fees	6
Other Liabilities	110
Total Liabilities	174,274
Net Assets	$1,032,202
Net Assets Consist Of:
Paid-in-Capital	$918,328
Accumulated Net Investment Income	17
Accumulated Net Realized Loss	(31,094)
Unrealized Appreciation (Depreciation) on:
Investments	144,951
Foreign Currency Translations	(—	@)
Net Assets	$1,032,202

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Small Company Growth Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2016 (000)
CLASS I:
Net Assets	$486,971
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	35,958,387
Net Asset Value, Offering and Redemption Price Per Share	$13.54
CLASS A:
Net Assets	$118,736
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	9,856,871
Net Asset Value, Redemption Price Per Share	$12.05
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.67
Maximum Offering Price Per Share	$12.72
CLASS L:
Net Assets	$1,691
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	144,604
Net Asset Value, Offering and Redemption Price Per Share	$11.70
CLASS IS:
Net Assets	$424,804
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	31,302,354
Net Asset Value, Offering and Redemption Price Per Share	$13.57
(1) Including: Securities on Loan, at Value:	$173,330

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Small Company Growth Portfolio

Statement of Operations	Six Months Ended June 30, 2016 (000)
Investment Income:
Income from Securities Loaned — Net	$5,608
Dividends from Securities of Unaffiliated Issuers	1,634
Dividends from Securities of Affiliated Issuer (Note G)	90
Total Investment Income	7,332
Expenses:
Advisory Fees (Note B)	5,332
Sub Transfer Agency Fees — Class I	498
Sub Transfer Agency Fees — Class A	99
Sub Transfer Agency Fees — Class L	3
Administration Fees (Note C)	469
Shareholder Services Fees — Class A (Note D)	149
Distribution and Shareholder Services Fees — Class L (Note D)	6
Shareholder Reporting Fees	58
Professional Fees	52
Custodian Fees (Note F)	50
Registration Fees	41
Transfer Agency Fees — Class I (Note E)	11
Transfer Agency Fees — Class A (Note E)	8
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class IS (Note E)	2
Directors' Fees and Expenses	16
Pricing Fees	3
Other Expenses	26
Total Expenses	6,824
Reimbursement of Class Specific Expenses — Class I (Note B)	(312)
Reimbursement of Class Specific Expenses — Class A (Note B)	(6)
Reimbursement of Class Specific Expenses — Class L (Note B)	(2)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Waiver of Advisory Fees (Note B)	(302)
Rebate from Morgan Stanley Affiliate (Note G)	(28)
Net Expenses	6,173
Net Investment Income	1,159
Realized Gain (Loss):
Investments Sold	(26,820)
Foreign Currency Transactions	4
Net Realized Loss	(26,816)
Change in Unrealized Appreciation (Depreciation):
Investments	(28,968)
Foreign Currency Translations	— @
Net Change in Unrealized Appreciation (Depreciation)	(28,968)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(55,784)
Net Decrease in Net Assets Resulting from Operations	$(54,625)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Small Company Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$1,159	$(5,406)
Net Realized Gain (Loss)	(26,816)	118,987
Net Change in Unrealized Appreciation (Depreciation)	(28,968)	(280,693)
Net Decrease in Net Assets Resulting from Operations	(54,625)	(167,112)
Distributions from and/or in Excess of:
Class I:
Net Realized Gain	—	(63,449)
Class A:
Net Realized Gain	—	(12,300)
Class L:
Net Realized Gain	—	(174)
Class IS:
Net Realized Gain	—	(50,360)
Total Distributions	—	(126,283)
Capital Share Transactions:(1)
Class I:
Subscribed	44,014	118,065
Distributions Reinvested	—	53,646
Redeemed	(253,398)	(462,723)
Class A:
Subscribed	5,767	16,043
Distributions Reinvested	—	12,255
Redeemed	(20,745)	(50,786)
Class L:
Subscribed	—	9
Distributions Reinvested	—	173
Redeemed	(139)	(290)
Class IS:
Subscribed	31,944	250,791
Distributions Reinvested	—	49,812
Redeemed	(237,635)	(194,000)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(430,192)	(207,005)
Redemption Fees	4	41
Total Decrease in Net Assets	(484,813)	(500,359)
Net Assets:
Beginning of Period	1,517,015	2,017,374
End of Period (Including Accumulated Net Investment Income and Accumulated Net Investment Loss of $17 and $(1,142), respectively)	$1,032,202	$1,517,015

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Small Company Growth Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,504	7,216
Shares Issued on Distributions Reinvested	—	3,848
Shares Redeemed	(19,801)	(28,933)
Net Decrease in Class I Shares Outstanding	(16,297)	(17,869)
Class A:
Shares Subscribed	525	1,079
Shares Issued on Distributions Reinvested	—	986
Shares Redeemed	(1,822)	(3,426)
Net Decrease in Class A Shares Outstanding	(1,297)	(1,361)
Class L:
Shares Subscribed	—	1
Shares Issued on Distributions Reinvested	—	14
Shares Redeemed	(13)	(20)
Net Decrease in Class L Shares Outstanding	(13)	(5)
Class IS:
Shares Subscribed	2,584	15,424
Shares Issued on Distributions Reinvested	—	3,570
Shares Redeemed	(19,219)	(11,750)
Net Increase (Decrease) in Class IS Shares Outstanding	(16,635)	7,244

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Small Company Growth Portfolio

	Class I
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$13.75		$16.50	$20.55	$14.16	$12.64	$14.17
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.01		(0.05)	(0.06)	(0.09)	(0.03)	(0.04)
Net Realized and Unrealized Gain (Loss)	(0.22)		(1.51)	(2.04)	8.77	2.19	(1.25)
Total from Investment Operations	(0.21)		(1.56)	(2.10)	8.68	2.16	(1.29)
Distributions from and/or in Excess of:
Net Realized Gain	—		(1.19)	(1.95)	(2.29)	(0.64)	(0.24)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$13.54		$13.75	$16.50	$20.55	$14.16	$12.64
Total Return++	(1.53	)%#	(9.58)%	(9.68)%	62.26%	17.10%	(9.12)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$486,971		$718,386	$1,156,812	$2,017,558	$1,143,640	$1,074,392
Ratio of Expenses to Average Net Assets (1)	1.05	%+*	1.05%+	1.05%+	1.04%+	1.05%+	1.05%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A	N/A	N/A	1.05%+
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.21	%+*	(0.29)%+	(0.34)%+	(0.49)%+	(0.20)%+	(0.29)%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.01%	0.00%§	0.00%§
Portfolio Turnover Rate	22	%#	42%	53%	43%	22%	26%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.21	%*	1.11%	1.13%	1.08%	1.12%	1.10%
Net Investment Income (Loss) to Average Net Assets	0.05	%*	(0.35)%	(0.42)%	(0.53)%	(0.27)%	(0.34)%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Small Company Growth Portfolio

	Class A
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$12.25		$14.89	$18.83	$13.13	$11.80	$13.27
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.01)		(0.09)	(0.11)	(0.13)	(0.06)	(0.07)
Net Realized and Unrealized Gain (Loss)	(0.19)		(1.36)	(1.88)	8.12	2.03	(1.16)
Total from Investment Operations	(0.20)		(1.45)	(1.99)	7.99	1.97	(1.23)
Distributions from and/or in Excess of:
Net Realized Gain	—		(1.19)	(1.95)	(2.29)	(0.64)	(0.24)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$12.05		$12.25	$14.89	$18.83	$13.13	$11.80
Total Return++	(1.63	)%#	(9.88)%	(9.98)%	61.88%	16.70%	(9.28)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$118,736		$136,621	$186,307	$282,632	$156,824	$282,988
Ratio of Expenses to Average Net Assets (1)	1.40	%+*	1.37%+	1.38%+	1.31%+^	1.30%+	1.30%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	N/A	N/A	N/A	1.30%+
Ratio of Net Investment Loss to Average Net Assets (1)	(0.15	)%+*	(0.61)%+	(0.67)%+	(0.75)%+	(0.45)%+	(0.54)%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.01%	0.00%§	0.00%§
Portfolio Turnover Rate	22	%#	42%	53%	43%	22%	26%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.46	%*	1.38%	N/A	1.35%	1.37%	1.35%
Net Investment Loss to Average Net Assets	(0.21	)%*	(0.62)%	N/A	(0.79)%	(0.52)%	(0.59)%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.40% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.30% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.
The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Small Company Growth Portfolio

	Class L
	Six Months Ended June 30, 2016		Year Ended December 31,					Period from November 11, 2011^ to
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013		2012	December 31, 2011
Net Asset Value, Beginning of Period	$11.92		$14.60	$18.60	$13.06		$11.79	$12.47
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.04)		(0.16)	(0.19)	(0.21)		(0.12)	(0.01)
Net Realized and Unrealized Gain (Loss)	(0.18)		(1.33)	(1.86)	8.04		2.03	(0.43)
Total from Investment Operations	(0.22)		(1.49)	(2.05)	7.83		1.91	(0.44)
Distributions from and/or in Excess of:
Net Realized Gain	—		(1.19)	(1.95)	(2.29)		(0.64)	(0.24)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.00	‡	(0.00)‡	0.00	‡
Net Asset Value, End of Period	$11.70		$11.92	$14.60	$18.60		$13.06	$11.79
Total Return++	(1.85	)%#	(10.36)%	(10.43)%	60.97%		16.21%	(3.54	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,691		$1,874	$2,370	$2,632		$1,696	$1,657
Ratio of Expenses to Average Net Assets (1)	1.90	%+*	1.90%+	1.90%+	1.83	%+^^	1.80%+	1.80	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.65	)%+*	(1.13)%+	(1.16)%+	(1.27	)%+	(0.95)%+	(0.77	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.01%		0.00%§	0.00	%§*
Portfolio Turnover Rate	22	%#	42%	53%	43%		22%	26	%*
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.23	%*	2.10%	2.02%	1.92%		1.87%	1.85	%*
Net Investment Loss to Average Net Assets	(0.98	)%*	(1.34)%	(1.28)%	(1.36)%		(1.02)%	(0.82	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.90% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.80% for class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Small Company Growth Portfolio

	Class IS
	Six Months Ended June 30, 2016		Year Ended December 31,		Period from September 13, 2013^ to
Selected Per Share Data and Ratios	(unaudited)		2015	2014	December 31, 2013
Net Asset Value, Beginning of Period	$13.77		$16.51	$20.55	$19.51
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.02		(0.03)	(0.03)	(0.02)
Net Realized and Unrealized Gain (Loss)	(0.22)		(1.52)	(2.06)	3.15
Total from Investment Operations	(0.20)		(1.55)	(2.09)	3.13
Distributions from and/or in Excess of:
Net Realized Gain	—		(1.19)	(1.95)	(2.09)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$13.57		$13.77	$16.51	$20.55
Total Return++	(1.45	)%#	(9.52)%	(9.63)%	16.50	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$424,804		$660,134	$671,885	$125,351
Ratio of Expenses to Average Net Assets (1)	0.98	%+*	0.98%+	0.97%+	0.97	%+^^*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.28	%+*	(0.21)%+	(0.17)%+	(0.30	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.01	%*
Portfolio Turnover Rate	22	%#	42%	53%	43	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation
Expenses to Average Net Assets	1.03	%*	0.99%	0.98%	0.99	%*
Net Investment Income (Loss) to Average Net Assets	0.23	%*	(0.22)%	(0.18)%	(0.32	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.98% for Class IS shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-nine separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Small Company Growth Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small capitalization companies. The Portfolio holds promissory notes it has made to certain investee companies for this same purpose, the details of which are disclosed in the Portfolio of Investments.

The Portfolio offers four classes of shares — Class I, Class A, Class L and Class IS. The Portfolio's Class A shares are currently closed to new investors and the Portfolio suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. The Portfolio's Class I and Class IS shares are closed to new investors with certain exceptions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options and swaps are valued by an outside pricing service approved by the Directors or quotes from a broker or dealer; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (8) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Aerospace & Defense	$39,474	$—	$—		$39,474
Biotechnology	23,684	—	—		23,684
Capital Markets	25,747	—	—		25,747
Chemicals	4,326	—	—		4,326
Consumer Finance	4,401	—	—		4,401
Electronic Equipment, Instruments & Components	10,752	—	—		10,752
Health Care Equipment & Supplies	11,249	—	—		11,249
Health Care Providers & Services	17,957	—	—		17,957
Health Care Technology	123,597	—	—		123,597
Hotels, Restaurants & Leisure	89,063	—	—		89,063
Internet & Catalog Retail	34,110	6,945	—		41,055
Internet Software & Services	186,485	12,796	—		199,281
Machinery	76,949	—	—		76,949
Multi-line Retail	24,715	—	—		24,715
Multi-Utilities	—	—	—	†	—	†
Professional Services	62,164	—	—		62,164
Software	67,487	3,978	—		71,465
Specialty Retail	64,426	—	—		64,426
Total Common Stocks	866,586	23,719	—	†	890,305	†
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Preferred Stocks	$—	$—	$84,887		$84,887
Promissory Notes	—	—	495		495
Call Option Purchased	—	196	—		196
Short-Term Investments
Investment Company	196,978	—	—		196,978
Repurchase Agreements	—	32,143	—		32,143
Total Short-Term Investments	196,978	32,143	—		229,121
Total Assets	$1,063,564	$56,058	$85,382	†	$1,205,004	†

†  Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, the Portfolio did not have any investments transfer between investment levels. At June 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)		Preferred Stocks (000)	Promissory Notes (000)
Beginning Balance	$7,611	†	$99,647	$540
Purchases	—		—	—
Sales	(9,081)		—	—
Amortization of discount	—		—	(2)
Transfers in	—		—	—
Transfers out	—		—	—
Corporate actions	—		—	—
Change in unrealized appreciation (depreciation)	(1,782)		(14,760)	(43)
Realized gains (losses)	3,252		—	—
Ending Balance	$—	†	$84,887	$495
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2016	$—		$(14,760)	$(43)

†  Includes one security which is valued at zero.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2016. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

	Fair Value at June 30, 2016 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an Increase in Input
Health Care Technology
Preferred Stock	$5,623	Discounted Cash Flow	Weighted Average Cost of Capital	18.5%		20.5%		19.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	9.2	x	14.5	x	13.7	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
Hotels, Restaurants & Leisure
Preferred Stock	$16,823	Discounted Cash Flow	Weighted Average Cost of Capital	20.0%		22.0%		21.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	2.1	x	4.2	x	3.2	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
Internet & Catalog Retail
Preferred Stock	$35,188	Discounted Cash Flow	Weighted Average Cost of Capital	16.5%		18.5%		17.6%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	1.8	x	3.6	x	2.7	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
Internet Software & Services
Preferred Stocks	$8,410	Discounted Cash Flow	Weighted Average Cost of Capital	23.5%		25.5%		24.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	8.4	x	19.8	x	8.6x		Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
	$116	Discounted Cash Flow	Weighted Average Cost of Capital	21.0%		23.0%		22.0%		Decrease
			Perpetual Growth Rate	2.0%		3.0%		2.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	1.3	x	3.4	x	2.1	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
Preferred Stock — Escrow	$8		Discount for Escrow	54.8%		54.8%		54.8%		Decrease

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

	Fair Value at June 30, 2016 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an Increase in Input
Promissory Note	$487	Market Transaction Method	Valuation at Issuance as a Percentage of Principal	100.0%		100.0%		100%		Increase
			Cost of Debt	17.7%		17.7%		17.7%		Decrease
			Valuation as a Percentage of Principal	61.3%		61.3%		61.3%		Increase
Promissory Note — Escrow	$8	Market Transaction Method	Valuation as a Percentage of Principal	27.7%		27.7%		27.7%		Increase
Software
Preferred Stocks	$12,876	Discounted Cash Flow	Weighted Average Cost of Capital	18.0%		20.0%		19.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	8.0	x	12.2	x	11.0	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
	$5,674	Discounted Cash Flow	Weighted Average Cost of Capital	19.0%		21.0%		20.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	7.9	x	11.1	x	9.2	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
Tobacco
Preferred Stock	$169	Market Transaction Method	Pending Transaction	$0.10		$0.10		$0.10		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	27.5%		29.5%		28.5%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	0.9	x	6.5	x	0.9	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

3.  Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Portfolio takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolio, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Options: With respect to options, the Portfolio is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price typically in exchange for a premium paid by the Portfolio. The Portfolio may purchase and/or sell put and call options. Purchasing call options tends to increase the Portfolio's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Portfolio's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Portfolio bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Portfolio sells an option, it sells to another party the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price typically in exchange for a premium received by the Portfolio. When options are purchased OTC, the Portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2016.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Option Purchased	Investments, at Value (Option Purchased)	Currency Risk	$196	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2016 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Options Purchased)	$(1,006)(b)

(b) Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Options Purchased)	$(3,774)(c)

(c) Amounts are included in Investments in the Statement of Operations.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

At June 30, 2016, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Option Purchased	$196	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received(e) (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$196	$—	$(196)	$0

(e) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2016, the approximate average monthly amount outstanding for each derivative type is as follows:

Options Purchased:
Average monthly notional amount	252,693,000

6.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$173,330	(f)	$—	$(173,330	)(g)(h)	$0

(f) Represents market value of loaned securities at period end.

(g) The Portfolio received cash collateral of approximately $165,806,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of approximately $10,324,000 in the form of
U.S. Government obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(h) The actual collateral received is greater than the amount shown here due to overcollateralization.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), "Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures". ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$165,806	$—	$—	$—	$165,806
Total Borrowings	$165,806	$—	$—	$—	$165,806
Gross amount of recognized liabilities for securities lending transactions					$165,806

7.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term

"restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

8.  Structured Investments: The Portfolio invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Portfolio is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular time, may be unable to find qualified buyers for these securities.

9.  Redemption Fees: The Portfolio will assess a 2% redemption fee, on Class I shares, Class A shares, Class L

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

shares and Class IS shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

10.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11. Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

12.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement,

paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Next $500 million	Next $500 million	Over $2 billion
0.92%	0.85%	0.80%	0.75%

For the six months ended June 30, 2016, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.85% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class I shares, 1.40% for Class A shares, 1.90% for Class L shares and 0.98% for Class IS shares. Effective July 1, 2016, the Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares and 0.93% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2016, approximately $302,000 of advisory fees were waived and approximately $321,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class L shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $248,170,000 and $681,646,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2016.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investments in the Liquidity Funds. For the six months ended June 30,

2016, advisory fees paid were reduced by approximately $28,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2016 is as follows:

Value December 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2016 (000)
$310,562	$545,807	$659,391	$90	$196,978

During the six months ended June 30, 2016, the Portfolio incurred approximately $29,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

The Portfolio is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2016, the Portfolio engaged in cross-trade purchases of approximately $2,830,000.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 Distributions Paid From:		2014 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$126,283	$—	$229,940

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, a net operating loss and basis adjustments on partnerships, resulted in the following reclassifications among the components of net assets at December 31, 2015:

Accumulated Net Investment Loss (000)	Distributions in Excess of Net Realized Gain (000)	Paid-in- Capital (000)
$6,538	$4,024	$(10,562)

At December 31, 2015, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$17,394

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2015, the Portfolio deferred to January 1, 2016 for U.S. Federal income tax purposes the following losses:

Post-October Currency and Specified Ordinary Losses (000)	Post-October Capital Losses (000)
$1,088	$—

I. Credit Facility: As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended June 30, 2016, the Fund did not have any borrowings under the facility.

J. Other: At June 30, 2016, the Portfolio had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 44.9%.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2015, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Broadridge. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's management fee and total expense ratio were higher than its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was acceptable; and (ii) management fee and total expense ratio were acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

32

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc., which describes in detail the Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

33

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2016 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFISCGSAN
1557932 EXP. 08.31.17

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Semi-Annual Report

June 30, 2016

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	17
Investment Advisory Agreement Approval	27
Privacy Notice	29
Director and Officer Information	32

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Portfolio, including performance, characteristics, and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Emerging Markets Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2016

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Expense Example (unaudited)

Emerging Markets Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemptions fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Actual Ending Account Value 6/30/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Portfolio Class I	$1,000.00	$1,065.50	$1,018.90	$6.16	$6.02	1.20%
Emerging Markets Portfolio Class A	1,000.00	1,064.10	1,017.30	7.80	7.62	1.52
Emerging Markets Portfolio Class L	1,000.00	1,061.10	1,014.67	10.51	10.27	2.05
Emerging Markets Portfolio Class C	1,000.00	1,060.20	1,013.43	11.78	11.51	2.30
Emerging Markets Portfolio Class IS	1,000.00	1,066.10	1,019.39	5.65	5.52	1.10

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments

Emerging Markets Portfolio

	Shares	Value (000)
Common Stocks (97.9%)
Argentina (0.7%)
Banco Macro SA ADR	46,962	$3,486
Grupo Financiero Galicia SA ADR	102,917	3,143
		6,629
Austria (1.3%)
Erste Group Bank AG (a)	355,605	8,132
Vienna Insurance Group AG Wiener Versicherung Gruppe	178,396	3,382
		11,514
Brazil (6.8%)
Banco Bradesco SA (Preference)	1,477,866	11,585
BRF SA	775,352	10,893
Itau Unibanco Holding SA (Preference)	1,212,430	11,436
Lojas Renner SA	539,338	3,978
MercadoLibre, Inc. (b)	63,946	8,995
Raia Drogasil SA	476,110	9,358
Ultrapar Participacoes SA	257,081	5,691
		61,936
Chile (0.6%)
SACI Falabella	737,524	5,614
China (16.9%)
Alibaba Group Holding Ltd. ADR (a)(b)	129,958	10,336
Bank of China Ltd. H Shares (c)	28,501,000	11,400
China Construction Bank Corp. H Shares (c)	24,267,750	16,127
China Machinery Engineering Corp. H Shares (c)	2,489,000	1,628
China Mengniu Dairy Co., Ltd. (c)	1,788,000	3,133
China Mobile Ltd. (c)	1,790,500	20,680
China Overseas Land & Investment Ltd. (c)	1,652,000	5,272
China Pacific Insurance Group Co., Ltd. H Shares (c)	2,182,600	7,451
China Taiping Insurance Holdings Co., Ltd. (a)(c)	1,221,800	2,298
China Unicom Hong Kong Ltd. (c)	3,578,000	3,713
Chongqing Changan Automobile Co., Ltd. B Shares	901,502	1,262
CRCC High-Tech Equipment Corp., Ltd. H Shares (c)	3,971,000	1,741
CSPC Pharmaceutical Group Ltd. (c)	3,482,000	3,109
Huadian Power International Corp., Ltd. H Shares (c)	3,594,000	1,714
JD.com, Inc. ADR (a)	203,577	4,322
NetEase, Inc. ADR	14,888	2,877
New Oriental Education & Technology Group, Inc. ADR (b)	51,034	2,137
Shanghai Jin Jiang International Hotels Group Co., Ltd. H Shares (b)(c)	3,796,000	1,248
Shenzhen International Holdings Ltd. (c)	1,705,000	2,477
Shenzhou International Group Holdings Ltd. (b)(c)	867,000	4,193
TAL Education Group ADR (a)(b)	54,533	3,384
Tencent Holdings Ltd. (c)	1,670,900	38,066
Yum! Brands, Inc.	64,609	5,358
		153,926
	Shares	Value (000)
Colombia (0.8%)
Cemex Latam Holdings SA (a)	599,961	$2,588
Grupo de Inversiones Suramericana SA	211,073	2,768
Grupo de Inversiones Suramericana SA (Preference)	161,171	2,073
		7,429
Czech Republic (1.0%)
Komercni Banka AS	242,430	9,084
Egypt (0.4%)
Commercial International Bank Egypt SAE	879,085	3,910
Hong Kong (2.6%)
AIA Group Ltd.	1,834,800	11,056
Samsonite International SA	4,442,400	12,313
		23,369
India (10.8%)
Ashok Leyland Ltd.	7,983,203	11,694
Bharat Petroleum Corp., Ltd.	514,608	8,225
Glenmark Pharmaceuticals Ltd.	331,727	3,929
HDFC Bank Ltd.	485,861	9,849
IndusInd Bank Ltd.	645,902	10,691
Larsen & Toubro Ltd.	425,801	9,487
Marico Ltd.	1,767,051	6,915
Maruti Suzuki India Ltd.	129,463	8,062
Shree Cement Ltd.	48,304	10,449
Shriram Transport Finance Co., Ltd.	613,756	10,965
SKS Microfinance Ltd. (a)	264,315	2,918
Zee Entertainment Enterprises Ltd.	679,687	4,616
		97,800
Indonesia (4.0%)
Bank Mandiri Persero Tbk PT	365,200	265
Bank Negara Indonesia Persero Tbk PT	10,620,300	4,199
Bumi Serpong Damai Tbk PT	23,492,600	3,772
Jasa Marga Persero Tbk PT	7,526,600	3,013
Link Net Tbk PT	10,900,100	3,347
Matahari Department Store Tbk PT	6,211,700	9,431
Semen Indonesia Persero Tbk PT	553,400	393
Surya Citra Media Tbk PT	12,095,200	3,034
United Tractors Tbk PT	3,052,800	3,438
XL Axiata Tbk PT (a)	19,787,000	5,500
		36,392
Korea, Republic of (12.2%)
Amorepacific Corp.	22,601	8,518
CJ CheilJedang Corp.	4,318	1,457
CJ Corp.	15,006	2,645
Cosmax, Inc. (b)	17,067	2,552
Coway Co., Ltd.	72,120	6,555
Hotel Shilla Co., Ltd. (b)	29,892	1,784
Hugel, Inc. (a)	10,039	2,788
Hyundai Development Co-Engineering & Construction	147,155	5,094
Hyundai Wia Corp.	28,501	2,220
Innocean Worldwide, Inc. (b)	42,672	3,009

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Portfolio

	Shares	Value (000)
Korea, Republic of (cont'd)
Kia Motors Corp.	79,890	$3,009
Korea Aerospace Industries Ltd.	90,468	5,800
Korea Electric Power Corp.	114,650	6,051
LG Chem Ltd.	16,669	3,812
Mando Corp.	9,166	1,734
NAVER Corp.	12,498	7,771
Nexon Co., Ltd.	342,000	5,024
Samsung Electronics Co., Ltd.	17,150	21,349
Samsung Electronics Co., Ltd. (Preference)	8,777	9,061
Samsung Fire & Marine Insurance Co., Ltd.	17,627	4,034
SK Holdings Co., Ltd.	34,712	6,114
		110,381
Mexico (6.3%)
Alfa SAB de CV	2,747,311	4,723
Alsea SAB de CV	1,179,206	4,489
Cemex SAB de CV ADR (a)	1,457,097	8,990
Fomento Economico Mexicano SAB de CV ADR	176,490	16,324
Grupo Financiero Banorte SAB de CV Series O	2,442,769	13,652
Grupo Financiero Santander Mexico SAB de CV ADR (b)	499,576	4,541
Mexichem SAB de CV	2,102,235	4,432
		57,151
Pakistan (1.4%)
Lucky Cement Ltd.	864,000	5,336
United Bank Ltd.	4,266,800	7,235
		12,571
Panama (0.4%)
Copa Holdings SA, Class A	64,211	3,356
Peru (2.2%)
Cia de Minas Buenaventura SA ADR (a)	448,948	5,365
Credicorp Ltd.	97,846	15,100
		20,465
Philippines (4.3%)
Ayala Corp.	188,110	3,414
BDO Unibank, Inc.	1,637,000	3,908
DMCI Holdings, Inc.	15,428,600	4,156
International Container Terminal Services, Inc.	2,257,810	2,973
LT Group, Inc.	10,778,600	3,649
Metro Pacific Investments Corp.	36,001,500	5,349
Metropolitan Bank & Trust Co.	4,359,987	8,390
SM Investments Corp.	356,670	7,360
		39,199
Poland (3.4%)
Bank Pekao SA	134,085	4,693
CCC SA	135,108	5,496
Eurocash SA	326,532	3,824
Jeronimo Martins SGPS SA	500,386	7,883
LPP SA	2,373	3,041
PKP Cargo SA (a)	121,790	1,024
Polski Koncern Naftowy Orlen SA	260,454	4,557
		30,518
	Shares	Value (000)
Russia (2.0%)
Mail.ru Group Ltd. GDR (a)	287,251	$5,224
MMC Norilsk Nickel PJSC ADR	317,556	4,227
X5 Retail Group N.V. GDR (a)	146,309	2,905
Yandex N.V., Class A (a)	276,382	6,039
		18,395
South Africa (6.3%)
Clicks Group Ltd.	232,201	1,939
Life Healthcare Group Holdings Ltd. (b)	1,868,484	4,601
Mondi PLC	390,594	7,130
Naspers Ltd., Class N	114,582	17,557
Sasol Ltd.	259,559	7,046
Steinhoff International Holdings N.V. H Shares	1,845,608	10,573
Vodacom Group Ltd. (b)	699,976	8,006
		56,852
Taiwan (9.6%)
Advanced Semiconductor Engineering, Inc.	5,831,000	6,701
Catcher Technology Co., Ltd.	754,000	5,629
Chailease Holding Co., Ltd.	571,088	924
Delta Electronics, Inc.	1,113,557	5,440
E.Sun Financial Holding Co. Ltd.	3,888,000	2,301
Eclat Textile Co., Ltd.	343,657	3,316
Formosa Plastics Corp.	1,040,000	2,512
Fubon Financial Holding Co., Ltd.	2,598,490	3,060
Hon Hai Precision Industry Co., Ltd.	3,619,000	9,312
PChome Online, Inc.	284,000	3,143
Pegatron Corp.	2,305,000	4,885
President Chain Store Corp.	177,000	1,385
Taiwan Mobile Co., Ltd.	1,044,000	3,654
Taiwan Semiconductor Manufacturing Co., Ltd.	4,866,205	24,606
Uni-President Enterprises Corp.	4,173,290	8,233
Yeong Guan Energy Technology Group Co. Ltd.	394,000	2,508
		87,609
Thailand (2.4%)
Central Pattana PCL (Foreign)	1,743,500	2,974
DKSH Holding AG (b)	93,320	6,109
Kasikornbank PCL NVDR	966,500	4,695
Land and Houses PCL (Foreign) (b)	11,940,040	3,084
Minor International PCL (Foreign)	4,486,770	5,147
Sino-Thai Engineering & Construction PCL (Foreign)	164,300	112
		22,121
Turkey (1.2%)
Arcelik AS	864,078	5,700
Ulker Biskuvi Sanayi AS	664,864	4,869
		10,569
United States (0.3%)
Nien Made Enterprise Co., Ltd. (a)	257,000	2,339
Total Common Stocks (Cost $776,446)		889,129

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Portfolio

	Shares	Value (000)
Investment Company (0.4%)
Thailand (0.4%)
BTS Rail Mass Transit Growth Infrastructure Fund (Foreign) (Units) (d) (Cost $3,851)	10,484,829	$3,758
Short-Term Investments (4.1%)
Securities held as Collateral on Loaned Securities (2.8%)
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $25,595)	25,595,384	25,595
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $11,841)	11,841,078	11,841
Total Short-Term Investments (Cost $37,436)		37,436
Total Investments (102.4%) (Cost $817,733) Including $36,625 of Securities Loaned (e)(f)(g)		930,323
Liabilities in Excess of Other Assets (–2.4%)		(22,191)
Net Assets (100.0%)		$908,132

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2016.

(c)  Security trades on the Hong Kong exchange.

(d)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(e)  Securities are available for collateral in connection with an open foreign currency forward exchange contract.

(f)  The approximate fair value and percentage of net assets, $692,096,000 and 76.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(g)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $176,786,000 and the aggregate gross unrealized depreciation is approximately $64,196,000 resulting in net unrealized appreciation of approximately $112,590,000.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

NVDR  Non-Voting Depositary Receipt.

PJSC  Public Joint Stock Company.

Foreign Currency Forward Exchange Contract:

The Portfolio had the following foreign currency forward exchange contract open at June 30, 2016:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Appreciation (000)
UBS AG	EUR	16,500	$18,637	7/21/16	$315

EUR  —  Euro

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	72.3%
Banks	18.6
Internet Software & Services	9.1
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2016.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include an open foreign currency forward exchange contract with unrealized appreciation of approximately $315,000.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Emerging Markets Portfolio

Statement of Assets and Liabilities	June 30, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $780,297)	$892,887
Investment in Security of Affiliated Issuer, at Value (Cost $37,436)	37,436
Total Investments in Securities, at Value (Cost $817,733)	930,323
Foreign Currency, at Value (Cost $1,980)	1,974
Dividends Receivable	4,621
Receivable for Investments Sold	1,718
Receivable for Portfolio Shares Sold	417
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	315
Tax Reclaim Receivable	165
Receivable from Affiliate	3
Other Assets	139
Total Assets	939,675
Liabilities:
Collateral on Securities Loaned, at Value	25,595
Payable for Investments Purchased	2,168
Payable for Advisory Fees	1,918
Deferred Capital Gain Country Tax	930
Payable for Portfolio Shares Redeemed	282
Payable for Custodian Fees	219
Payable for Sub Transfer Agency Fees — Class I	176
Payable for Sub Transfer Agency Fees — Class A	4
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Directors' Fees and Expenses	80
Payable for Administration Fees	58
Payable for Professional Fees	32
Payable for Transfer Agency Fees — Class I	4
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Shareholder Services Fees — Class A	4
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	72
Total Liabilities	31,543
Net Assets	$908,132
Net Assets Consist Of:
Paid-in-Capital	$868,726
Undistributed Net Investment Income	3,749
Accumulated Net Realized Loss	(76,296)
Unrealized Appreciation (Depreciation) on:
Investments (Net of $928 of Deferred Capital Gain Country Tax)	111,662
Foreign Currency Forward Exchange Contracts	315
Foreign Currency Translations	(24)
Net Assets	$908,132

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Emerging Markets Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2016 (000)
CLASS I:
Net Assets	$269,046
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	12,830,615
Net Asset Value, Offering and Redemption Price Per Share	$20.97
CLASS A:
Net Assets	$18,689
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	915,243
Net Asset Value, Redemption Price Per Share	$20.42
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.13
Maximum Offering Price Per Share	$21.55
CLASS L:
Net Assets	$240
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	11,899
Net Asset Value, Offering and Redemption Price Per Share	$20.14
CLASS C:
Net Assets	$595
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	29,637
Net Asset Value, Offering and Redemption Price Per Share	$20.09
CLASS IS:
Net Assets	$619,562
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	29,527,687
Net Asset Value, Offering and Redemption Price Per Share	$20.98
(1) Including: Securities on Loan, at Value:	$36,625

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Emerging Markets Portfolio

Statement of Operations	Six Months Ended June 30, 2016 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $1,511 of Foreign Taxes Withheld)	$11,650
Income from Securities Loaned — Net	176
Dividends from Securities of Affiliated Issuer (Note G)	36
Total Investment Income	11,862
Expenses:
Advisory Fees (Note B)	3,832
Custodian Fees (Note F)	381
Administration Fees (Note C)	337
Sub Transfer Agency Fees — Class I	268
Sub Transfer Agency Fees — Class A	13
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Professional Fees	62
Registration Fees	35
Shareholder Services Fees — Class A (Note D)	22
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	1
Shareholder Reporting Fees	23
Transfer Agency Fees — Class I (Note E)	6
Transfer Agency Fees — Class A (Note E)	3
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Directors' Fees and Expenses	10
Pricing Fees	7
Other Expenses	22
Total Expenses	5,026
Reimbursement of Class Specific Expenses — Class I (Note B)	(114)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Waiver of Advisory Fees (Note B)	(73)
Rebate from Morgan Stanley Affiliate (Note G)	(11)
Net Expenses	4,825
Net Investment Income	7,037
Realized Gain (Loss):
Investments Sold	(22,738)
Foreign Currency Forward Exchange Contracts	(562)
Foreign Currency Transactions	110
Net Realized Loss	(23,190)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $928)	72,271
Foreign Currency Forward Exchange Contracts	191
Foreign Currency Translations	52
Net Change in Unrealized Appreciation (Depreciation)	72,514
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	49,324
Net Increase in Net Assets Resulting from Operations	$56,361

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Emerging Markets Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$7,037	$6,806
Net Realized Loss	(23,190)	(41,172)
Net Change in Unrealized Appreciation (Depreciation)	72,514	(65,235)
Net Increase (Decrease) in Net Assets Resulting from Operations	56,361	(99,601)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(4,657)
Class A:
Net Investment Income	—	(96)
Class L:
Net Investment Income	—	(1)
Class C:
Net Investment Income	—	(— @)
Class IS:
Net Investment Income	—	(2,842)
Total Distributions	—	(7,596)
Capital Share Transactions:(1)
Class I:
Subscribed	20,010	69,057
Distributions Reinvested	—	4,608
Redeemed	(282,122)	(119,585)
Class A:
Subscribed	2,993	6,118
Distributions Reinvested	—	94
Redeemed	(4,310)	(11,629)
Class L:
Subscribed	—	106
Distributions Reinvested	—	— @
Redeemed	—	(57)
Class C:
Subscribed	546	12 *
Class IS:
Subscribed	289,451	38,438
Distributions Reinvested	—	2,841
Redeemed	(22,762)	(31,338)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	3,806	(41,335)
Redemption Fees	1	19
Total Increase (Decrease) in Net Assets	60,168	(148,513)
Net Assets:
Beginning of Period	847,964	996,477
End of Period (Including Undistributed Net Investment Income and Distributions in Excess of Net Investment Income of $3,749 and $(3,288), respectively)	$908,132	$847,964

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Emerging Markets Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,049	3,093
Shares Issued on Distributions Reinvested	—	225
Shares Redeemed	(15,210)	(5,446)
Net Decrease in Class I Shares Outstanding	(14,161)	(2,128)
Class A:
Shares Subscribed	157	293
Shares Issued on Distributions Reinvested	—	5
Shares Redeemed	(235)	(542)
Net Decrease in Class A Shares Outstanding	(78)	(244)
Class L:
Shares Subscribed	—	5
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	—	(3)
Net Increase in Class L Shares Outstanding	—	2
Class C:
Shares Subscribed	29	1 *
Class IS:
Shares Subscribed	15,582	1,728
Shares Issued on Distributions Reinvested	—	139
Shares Redeemed	(1,170)	(1,435)
Net Increase in Class IS Shares Outstanding	14,412	432

@  Amount is less than $500.

@@  Amount is less than 500 shares.

*  For the period April 30, 2015 through December 31, 2015.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Emerging Markets Portfolio

	Class I
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015		2014	2013	2012	2011
Net Asset Value, Beginning of Period	$19.68		$22.13		$24.64	$25.94	$21.73	$27.14
Income (Loss) from Investment Operations:
Net Investment Income†	0.13		0.15		0.17	0.20	0.19	0.22
Net Realized and Unrealized Gain (Loss)	1.16		(2.43)		(1.30)	(0.44)	4.19	(5.22)
Total from Investment Operations	1.29		(2.28)		(1.13)	(0.24)	4.38	(5.00)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.17)		(0.20)	(0.20)	(0.17)	—
Net Realized Gain	—		—		(1.18)	(0.86)	—	(0.41)
Total Distributions	—		(0.17)		(1.38)	(1.06)	(0.17)	(0.41)
Redemption Fees	0.00	‡	0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$20.97		$19.68		$22.13	$24.64	$25.94	$21.73
Total Return++	6.55	%#	(10.33)%		(4.47)%	(0.80)%	20.19%	(18.41)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$269,046		$531,194		$644,537	$1,128,618	$1,278,837	$1,198,857
Ratio of Expenses to Average Net Assets (1)	1.20	%+*	1.24	%+^^	1.25%+	1.24%+	1.28%+^	1.48%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A	1.24%+	N/A	N/A
Ratio of Net Investment Income to Average Net Assets (1)	1.35	%+*	0.68	%+	0.68%+	0.79%+	0.80%+^	0.86%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§	0.00%§	0.01%	0.01%	0.01%
Portfolio Turnover Rate	15	%#	40%		43%	49%	47%	60%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.29	%*	1.45%		1.52%	1.51%	1.49%	N/A
Net Investment Income to Average Net Assets	1.26	%*	0.47%		0.41%	0.52%	0.59%	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.20% for Class I shares. Prior to September 30, 2015, the maximum ratio was 1.25% for Class I shares.

^  Effective March 1, 2012, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class I shares. Prior to March 1, 2012, the maximum ratio was 1.65% for Class I shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.
The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Emerging Markets Portfolio

	Class A
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015		2014	2013		2012	2011
Net Asset Value, Beginning of Period	$19.19		$21.57		$24.02	$25.31		$21.20	$26.56
Income (Loss) from Investment Operations:
Net Investment Income†	0.12		0.07		0.11	0.12		0.14	0.15
Net Realized and Unrealized Gain (Loss)	1.11		(2.36)		(1.28)	(0.42)		4.07	(5.10)
Total from Investment Operations	1.23		(2.29)		(1.17)	(0.30)		4.21	(4.95)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)		(0.10)	(0.13)		(0.10)	—
Net Realized Gain	—		—		(1.18)	(0.86)		—	(0.41)
Total Distributions	—		(0.09)		(1.28)	(0.99)		(0.10)	(0.41)
Redemption Fees	0.00	‡	0.00	‡	0.00 ‡	0.00	‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$20.42		$19.19		$21.57	$24.02		$25.31	$21.20
Total Return++	6.41	%#	(10.63)%		(4.77)%	(1.07)%		19.87%	(18.63)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$18,689		$19,065		$26,701	$35,863		$40,824	$46,521
Ratio of Expenses to Average Net Assets (1)	1.52	%+*	1.56	%+^^^	1.57%+	1.52	%+^^	1.53%+^	1.73%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A	1.52	%+^^	N/A	N/A
Ratio of Net Investment Income to Average Net Assets (1)	1.28	%+*	0.34	%+	0.45%+	0.49	%+	0.61%+^	0.61%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§	0.00%§	0.01%		0.01%	0.01%
Portfolio Turnover Rate	15	%#	40%		43%	49%		47%	60%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.54	%*	1.76%		1.82%	1.78%		1.74%	N/A
Net Investment Income to Average Net Assets	1.26	%*	0.14%		0.20%	0.23%		0.40%	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value, which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^^  Effective September 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.55% for Class A shares. Prior to September 30, 2015, the maximum ratio was 1.60% for Class A shares.

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.60% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.50% for Class A shares.

^  Effective March 1, 2012, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.50% for Class A shares. Prior to March 1, 2012, the maximum ratio was 1.90% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Emerging Markets Portfolio

	Class L
	Six Months Ended June 30, 2016		Year Ended December 31,					Period from April 27, 2012^ to
Selected Per Share Data and Ratios	(unaudited)		2015		2014	2013		December 31, 2012
Net Asset Value, Beginning of Period	$18.98		$21.39		$23.91	$25.27		$23.85
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.07		(0.04)		(0.05)	(0.05)		0.04
Net Realized and Unrealized Gain (Loss)	1.09		(2.33)		(1.23)	(0.37)		1.44
Total from Investment Operations	1.16		(2.37)		(1.28)	(0.42)		1.48
Distributions from and/or in Excess of:
Net Investment Income	—		(0.04)		(0.06)	(0.08)		(0.06)
Net Realized Gain	—		—		(1.18)	(0.86)		—
Total Distributions	—		(0.04)		(1.24)	(0.94)		(0.06)
Redemption Fees	0.00	‡	0.00	‡	0.00 ‡	0.00	‡	0.00	‡
Net Asset Value, End of Period	$20.14		$18.98		$21.39	$23.91		$25.27
Total Return++	6.11	%#	(11.11)%		(5.26)%	(1.56)%		6.20	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$240		$226		$210	$203		$11
Ratio of Expenses to Average Net Assets (1)	2.05	%+*	2.09	%+^^^	2.10%+	2.03	%+^^	1.99	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A	2.03	%+^^	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.76	%+*	(0.19	)%+	(0.21)%+	(0.18	)%+	0.27	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§	0.00%§	0.01%		0.01	%*
Portfolio Turnover Rate	15	%#	40%		43%	49%		47	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.67	%*	2.78%		2.97%	2.54%		2.28	%*
Net Investment Income (Loss) to Average Net Assets	0.14	%*	(0.88)%		(1.08)%	(0.69)%		(0.02	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^^  Effective September 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.05% for Class L shares. Prior to September 30, 2015, the maximum ratio was 2.10% for Class L shares.

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.10% for Class L shares. Prior to September 16, 2013, the maximum ratio was 2.00% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Emerging Markets Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2016 (unaudited)		Period from April 30, 2015^ to December 31, 2015
Net Asset Value, Beginning of Period	$18.95		$23.16
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.20		(0.03)
Net Realized and Unrealized Gain (Loss)	0.94		(4.14)
Total from Investment Operations	1.14		(4.17)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.04)
Redemption Fees	0.00	‡	0.00	‡
Net Asset Value, End of Period	$20.09		$18.95
Total Return++	6.02	%#	(18.03	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$595		$10
Ratios of Expenses to Average Net Assets (1)	2.30	%+*	2.33	%+^^*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.04	%+*	(0.23	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§*
Portfolio Turnover Rate	15	%#	40%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	3.03	%*	22.89	%*
Net Investment Income (Loss) to Average Net Assets	1.31	%*	(20.79	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.30% for Class C shares. Prior to September 30, 2015, the maximum ratio was 2.35% for Class C shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Emerging Markets Portfolio

	Class IS
	Six Months Ended June 30, 2016		Year Ended December 31,			Period from September 13, 2013^ to
Selected Per Share Data and Ratios	(unaudited)		2015		2014	December 31, 2013
Net Asset Value, Beginning of Period	$19.68		$22.14		$24.64	$24.92
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.19		0.17		0.22	(0.01)
Net Realized and Unrealized Gain (Loss)	1.11		(2.44)		(1.32)	0.46
Total from Investment Operations	1.30		(2.27)		(1.10)	0.45
Distributions from and/or in Excess of:
Net Investment Income	—		(0.19)		(0.22)	(0.14)
Net Realized Gain	—		—		(1.18)	(0.59)
Total Distributions	—		(0.19)		(1.40)	(0.73)
Redemption Fees	0.00	‡	0.00	‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$20.98		$19.68		$22.14	$24.64
Total Return++	6.61	%#	(10.29)%		(4.36)%	1.85	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$619,562		$297,469		$325,029	$10
Ratio of Expenses to Average Net Assets (1)	1.10	%+*	1.16	%+^^^	1.18%+	1.17	%+^^*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A		N/A	1.17	%+^^*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.89	%+*	0.75	%+	0.89%+	(0.21	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§	0.00%§	0.01	%*
Portfolio Turnover Rate	15	%#	40%		43%	49	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation
Expenses to Average Net Assets	1.12	%*	1.35%		1.42%	6.65	%*
Net Investment Income (Loss) to Average Net Assets	1.87	%*	0.56%		0.65%	(5.69	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^^  Effective September 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.10% for Class IS shares. Prior to September 30, 2015, the maximum ratio was 1.18% for Class IS shares.

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.18% for Class IS shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-nine separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

Effective June 30, 2016, Morgan Stanley Investment Management Limited is no longer a Sub-Adviser to the Portfolio.

The Portfolio offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Portfolio suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), each a whole owned subsidiary of Morgan Stanley, determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM

("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2016.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$5,800	$—	$5,800
Airlines	3,356	—	—	3,356
Auto Components	—	3,954	—	3,954
Automobiles	—	12,333	—	12,333
Banks	62,943	104,879	—	167,822
Beverages	16,324	—	—	16,324
Biotechnology	—	2,788	—	2,788
Chemicals	4,432	6,324	—	10,756
Construction & Engineering	—	16,321	—	16,321
Construction Materials	11,578	16,178	—	27,756
Consumer Finance	—	13,883	—	13,883
Diversified Consumer Services	5,521	—	—	5,521
Diversified Financial Services	4,841	12,747	—	17,588
Diversified Telecommunication Services	—	7,060	—	7,060
Electric Utilities	—	6,051	—	6,051
Electronic Equipment, Instruments & Components	—	14,752	—	14,752
Food & Staples Retailing	9,358	17,936	—	27,294
Food Products	10,893	17,692	—	28,585
Health Care Providers & Services	—	4,601	—	4,601
Hotels, Restaurants & Leisure	9,847	6,395	—	16,242
Household Durables	—	25,167	—	25,167
Independent Power Producers & Energy Traders	—	1,714	—	1,714
Industrial Conglomerates	4,723	23,924	—	28,647
Insurance	—	28,221	—	28,221
Internet & Catalog Retail	4,322	—	—	4,322
Internet Software & Services	28,247	54,204	—	82,451
Machinery	—	13,435	—	13,435
Media	—	28,216	—	28,216
Metals & Mining	5,365	6,735	—	12,100
Multi-line Retail	9,592	9,431	—	19,023
Oil, Gas & Consumable Fuels	5,691	23,266	—	28,957
Paper & Forest Products	—	7,130	—	7,130
Personal Products	—	17,985	—	17,985
Pharmaceuticals	—	7,038	—	7,038
Professional Services	—	6,109	—	6,109
Real Estate Management & Development	—	15,102	—	15,102
Road & Rail	—	1,024	—	1,024
Semiconductors & Semiconductor Equipment	—	31,307	—	31,307
Software	—	5,024	—	5,024
Specialty Retail	—	1,784	—	1,784
Tech Hardware, Storage & Peripherals	—	40,924	—	40,924
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Textiles, Apparel & Luxury Goods	$—	$28,359	$—	$28,359
Transportation Infrastructure	—	8,463	—	8,463
Wireless Telecommunication Services	—	37,840	—	37,840
Total Common Stocks	197,033	692,096	—	889,129
Investment Company	—	3,758	—	3,758
Short-Term Investments
Investment Company	37,436	—	—	37,436
Foreign Currency Forward Exchange Contract	—	315	—	315
Total Assets	$234,469	$696,169	$—	$930,638

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, securities with a total value of approximately $12,313,000 transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at December 31, 2015 were valued using other significant observable inputs at June 30, 2016. As of June 30, 2016, securities with a total value of approximately $62,006,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2015 were valued using unadjusted quoted prices at June 30, 2016. At June 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

Common Stock (000)
Beginning Balance	$3,114
Purchases	—
Sales	(1,974)
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(91)
Realized gains (losses)	(1,049)
Ending Balance	$—
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2016	$—

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser and/or Sub-Advisers seek to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following tables set forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2016.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contract	Unrealized Appreciation on Foreign Currency Forward Exchange Contract	Currency Risk	$315

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2016 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(562)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$191

At June 30, 2016, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(a) (000)	Liabilities(a) (000)
Foreign Currency Forward Exchange Contract	$315	$—

(a) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
UBS AG	$315	$—	$—	$315

For the six months ended June 30, 2016, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$21,679,000

5.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees,

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$36,625	(b)	$—	$(36,625	)(c)(d)	$0

(b) Represents market value of loaned securities at period end.

(c) The Portfolio received cash collateral of approximately $25,595,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of approximately $11,594,000 in the form of U.S. Government obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(d) The actual collateral received is greater than the amount shown here due to overcollateralization.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), "Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures". ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$25,595	$—	$—	$—	$25,595
Total Borrowings	$25,595	$—	$—	$—	$25,595
Gross amount of recognized liabilities for securities lending transactions					$25,595

6.  Redemption Fees: The Portfolio will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares, Class C shares and Class IS shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

7.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Next $1.5 billion	Over $2.5 billion
0.95%	0.85%	0.80%	0.75%

For the six months ended June 30, 2016, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.89% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.20% for Class I shares, 1.55% for Class A shares, 2.05% for Class L shares, 2.30% for Class C shares and 1.10% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2016, approximately $73,000 of advisory fees were waived and approximately $117,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee,

accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and Sub-Advisers and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $140,541,000 and $126,570,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2016.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2016, advisory fees paid were reduced by approximately $11,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2016 is as follows:

Value December 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2016 (000)
$43,038	$108,517	$114,119	$36	$37,436

During the six months ended June 30, 2016, the Portfolio incurred approximately $6,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser/Administrator, Sub-Advisers and Distributor, for portfolio transactions executed on behalf of the Portfolio.

The Portfolio is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2016, the Portfolio did not engage in any cross-trade transactions.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 Distributions Paid From:		2014 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$7,596	$—	$8,694	$50,634

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and basis adjustments on certain equity securities designated as passive foreign investment companies, resulted in the following reclassifications among the components of net assets at December 31, 2015:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$565	$(565)	$—

At December 31, 2015, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$111	$—

At December 31, 2015, the Portfolio had available for Federal income tax purposes unused short-term capital losses of approximately $33,080,000 and long-term capital losses of approximately $13,941,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed,

unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended June 30, 2016, the Fund did not have any borrowings under the facility.

J. Other: At June 30, 2016, the Portfolio had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 63.0%.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The Adviser and Sub-Adviser together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2015, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Broadridge. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's contractual management fee was lower than its peer group average, while its actual management fee and total expense ratio were higher than but close to its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc., which describes in detail the Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

32

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2016 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIEMSAN
1559362 EXP. 08.31.17

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Semi-Annual Report

June 30, 2016

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	16
Investment Advisory Agreement Approval	27
Privacy Notice	29
Director and Officer Information	32

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Portfolio, including performance, characteristics, and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Growth Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2016

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Expense Example (unaudited)

Growth Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Actual Ending Account Value 6/30/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Growth Portfolio Class I	$1,000.00	$959.90	$1,021.73	$3.07	$3.17	0.63%
Growth Portfolio Class A	1,000.00	958.50	1,020.29	4.48	4.62	0.92
Growth Portfolio Class L	1,000.00	956.00	1,017.55	7.15	7.37	1.47
Growth Portfolio Class C	1,000.00	955.20	1,016.76	7.92	8.17	1.63
Growth Portfolio Class IS	1,000.00	960.30	1,022.18	2.63	2.72	0.54

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments

Growth Portfolio

	Shares	Value (000)
Common Stocks (94.3%)
Aerospace & Defense (1.6%)
United Technologies Corp.	518,150	$53,136
Automobiles (4.4%)
Tesla Motors, Inc. (a)(b)	704,479	149,547
Beverages (1.2%)
Monster Beverage Corp. (a)	256,240	41,180
Biotechnology (0.9%)
Alnylam Pharmaceuticals, Inc. (a)	184,894	10,260
Intrexon Corp. (a)(b)	448,885	11,047
Juno Therapeutics, Inc. (a)(b)	228,759	8,793
		30,100
Diversified Financial Services (5.0%)
S&P Global, Inc.	1,574,392	168,869
Food Products (3.6%)
Mead Johnson Nutrition Co.	1,355,105	122,976
Health Care Equipment & Supplies (5.2%)
Intuitive Surgical, Inc. (a)	267,462	176,902
Health Care Technology (1.6%)
athenahealth, Inc. (a)	400,819	55,317
Information Technology Services (7.0%)
Mastercard, Inc., Class A	1,574,430	138,644
Visa, Inc., Class A	1,311,515	97,275
		235,919
Internet & Catalog Retail (15.2%)
Amazon.com, Inc. (a)	455,612	326,045
JD.com, Inc. ADR (China) (a)	1,419,075	30,127
Netflix, Inc. (a)	867,625	79,370
Priceline Group, Inc. (The) (Netherlands) (a)	62,649	78,212
		513,754
Internet Software & Services (20.5%)
Alphabet, Inc., Class C (a)	242,429	167,785
Facebook, Inc., Class A (a)	2,662,710	304,295
LinkedIn Corp., Class A (a)	526,403	99,622
Tencent Holdings Ltd. (China) (c)	1,828,500	41,656
Twitter, Inc. (a)	4,643,543	78,522
		691,880
Life Sciences Tools & Services (5.1%)
Illumina, Inc. (a)	1,214,166	170,445
Pharmaceuticals (3.3%)
Zoetis, Inc.	2,329,773	110,571
Semiconductors & Semiconductor Equipment (0.7%)
NVIDIA Corp.	482,447	22,680
Software (10.8%)
Mobileye N.V. (a)(b)	461,856	21,310
Salesforce.com, Inc. (a)	2,216,956	176,048
Splunk, Inc. (a)	912,914	49,462
Workday, Inc., Class A (a)	1,584,854	118,341
		365,161
	Shares	Value (000)
Tech Hardware, Storage & Peripherals (6.7%)
Apple, Inc.	2,358,185	$225,443
Textiles, Apparel & Luxury Goods (1.5%)
Michael Kors Holdings Ltd. (a)	1,050,000	51,954
Total Common Stocks (Cost $2,053,820)		3,185,834
Preferred Stocks (4.2%)
Electronic Equipment, Instruments & Components (0.6%)
Magic Leap Series C (a)(d)(e)(f) (acquisition cost — $18,812; acquired 12/22/15)	816,725	18,956
Internet & Catalog Retail (3.5%)
Airbnb, Inc. Series D (a)(d)(e)(f) (acquisition cost — $20,638; acquired 4/16/14)	506,928	45,897
Flipkart Online Services Pvt Ltd. Series F (a)(d)(e)(f) (acquisition cost — $15,000; acquired 8/18/14)	207,900	17,524
Uber Technologies Series G (a)(d)(e)(f) (acquisition cost — $54,173; acquired 12/3/15)	1,110,729	54,173
		117,594
Internet Software & Services (0.1%)
Dropbox, Inc. Series C (a)(d)(e)(f) (acquisition cost — $7,182; acquired 1/30/14)	375,979	4,482
Total Preferred Stocks (Cost $115,805)		141,032
	Notional Amount (000)
Call Option Purchased (0.0%)
Foreign Currency Option (0.0%)
USD/CNY December 2016 @ CNY 7.60, Royal Bank of Scotland (Cost $1,794)	388,198	682
	Shares
Short-Term Investments (5.6%)
Securities held as Collateral on Loaned Securities (3.9%)
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	106,671,040	106,671
	Face Amount (000)
Repurchase Agreements (0.8%)
Barclays Capital, Inc., (0.42%, dated 6/30/16, due 7/1/16; proceeds $24,646; fully collateralized by a U.S. Government obligation; 2.00% due 8/15/25; valued at $25,139)	$24,646	24,646

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Growth Portfolio

	Face Amount (000)	Value (000)
Merrill Lynch & Co., Inc., (0.44%, dated 6/30/16, due 7/1/16; proceeds $1,006; fully collateralized by a U.S. Government agency security; 4.50% due 4/20/44; valued at $1,026)	$1,006	$1,006
		25,652
Total Securities held as Collateral on Loaned Securities (Cost $132,323)		132,323
	Shares
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $58,428)	58,428,054	58,428
Total Short-Term Investments (Cost $190,751)		190,751
Total Investments (104.1%) (Cost $2,362,170) Including $182,549 of Securities Loaned (g)(h)		3,518,299
Liabilities in Excess of Other Assets (–4.1%)		(137,299)
Net Assets (100.0%)		$3,381,000

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2016.

(c)  Security trades on the Hong Kong exchange.

(d)  Security has been deemed illiquid at June 30, 2016.

(e)  At June 30, 2016, the Portfolio held fair valued securities valued at approximately $141,032,000, representing 4.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(f)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2016 amounts to $141,032,000 and represents 4.2% of net assets.

(g)  The approximate fair value and percentage of net assets, $41,656,000 and 1.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(h)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,302,321,000 and the aggregate gross unrealized depreciation is approximately $146,192,000 resulting in net unrealized appreciation of approximately $1,156,129,000.

ADR  American Depositary Receipt.

CNY  —  Chinese Yuan Renminbi

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	21.1%
Internet Software & Services	20.6
Internet & Catalog Retail	18.6
Software	10.8
Information Technology Services	7.0
Tech Hardware, Storage & Peripherals	6.7
Health Care Equipment & Supplies	5.2
Life Sciences Tools & Services	5.0
Diversified Financial Services	5.0
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2016.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Growth Portfolio

Statement of Assets and Liabilities	June 30, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $2,197,071)	$3,353,200
Investment in Security of Affiliated Issuer, at Value (Cost $165,099)	165,099
Total Investments in Securities, at Value (Cost $2,362,170)	3,518,299
Dividends Receivable	1,459
Receivable for Portfolio Shares Sold	1,212
Tax Reclaim Receivable	493
Receivable from Affiliate	9
Other Assets	253
Total Assets	3,521,725
Liabilities:
Collateral on Securities Loaned, at Value	132,323
Payable for Advisory Fees	3,675
Payable for Portfolio Shares Redeemed	2,615
Due to Broker	770
Payable for Shareholder Services Fees — Class A	316
Payable for Distribution and Shareholder Services Fees — Class L	50
Payable for Distribution and Shareholder Services Fees — Class C	14
Payable for Sub Transfer Agency Fees — Class I	94
Payable for Sub Transfer Agency Fees — Class A	159
Payable for Sub Transfer Agency Fees — Class L	31
Payable for Administration Fees	225
Payable for Transfer Agency Fees — Class I	8
Payable for Transfer Agency Fees — Class A	76
Payable for Transfer Agency Fees — Class L	7
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Directors' Fees and Expenses	62
Payable for Custodian Fees	33
Payable for Professional Fees	22
Other Liabilities	245
Total Liabilities	140,725
Net Assets	$3,381,000
Net Assets Consist of:
Paid-in-Capital	$2,020,127
Accumulated Net Investment Loss	(1,791)
Accumulated Net Realized Gain	206,535
Unrealized Appreciation (Depreciation) on:
Investments	1,156,129
Net Assets	$3,381,000

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Growth Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2016 (000)
CLASS I:
Net Assets	$793,774
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	20,449,522
Net Asset Value, Offering and Redemption Price Per Share	$38.82
CLASS A:
Net Assets	$1,528,918
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	40,578,539
Net Asset Value, Redemption Price Per Share	$37.68
Maximum Sales Load	5.25%
Maximum Sales Charge	$2.09
Maximum Offering Price Per Share	$39.77
CLASS L:
Net Assets	$79,751
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,171,923
Net Asset Value, Offering and Redemption Price Per Share	$36.72
CLASS C:
Net Assets	$16,338
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	445,364
Net Asset Value, Offering and Redemption Price Per Share	$36.68
CLASS IS:
Net Assets	$962,219
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	24,715,025
Net Asset Value, Offering and Redemption Price Per Share	$38.93
(1) Including: Securities on Loan, at Value:	$182,549

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Growth Portfolio

Statement of Operations	Six Months Ended June 30, 2016 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$7,915
Income from Securities Loaned — Net	3,436
Dividends from Security of Affiliated Issuer (Note G)	186
Total Investment Income	11,537
Expenses:
Advisory Fees (Note B)	7,322
Shareholder Services Fees — Class A (Note D)	1,858
Distribution and Shareholder Services Fees — Class L (Note D)	298
Distribution and Shareholder Services Fees — Class C (Note D)	74
Administration Fees (Note C)	1,333
Sub Transfer Agency Fees — Class I	349
Sub Transfer Agency Fees — Class A	828
Sub Transfer Agency Fees — Class L	60
Sub Transfer Agency Fees — Class C	5
Transfer Agency Fees — Class I (Note E)	24
Transfer Agency Fees — Class A (Note E)	135
Transfer Agency Fees — Class L (Note E)	11
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class IS (Note E)	2
Shareholder Reporting Fees	150
Registration Fees	67
Professional Fees	64
Custodian Fees (Note F)	51
Directors' Fees and Expenses	29
Pricing Fees	2
Other Expenses	50
Total Expenses	12,714
Rebate from Morgan Stanley Affiliate (Note G)	(57)
Net Expenses	12,657
Net Investment Loss	(1,120)
Realized Gain:
Investments Sold	12,497
Foreign Currency Transactions	77
Net Realized Gain	12,574
Change in Unrealized Appreciation (Depreciation):
Investments	(159,016)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(146,442)
Net Decrease in Net Assets Resulting from Operations	$(147,562)

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(1,120)	$(12,030)
Net Realized Gain	12,574	440,001
Net Change in Unrealized Appreciation (Depreciation)	(159,016)	(38,092)
Net Increase (Decrease) in Net Assets Resulting from Operations	(147,562)	389,879
Distributions from and/or in Excess of:
Class I:
Net Realized Gain	—	(62,204)
Class A:
Net Realized Gain	—	(119,469)
Class L:
Net Realized Gain	—	(6,732)
Class C:
Net Realized Gain	—	(797)
Class IS:
Net Realized Gain	—	(72,693)
Total Distributions	—	(261,895)
Capital Share Transactions:(1)
Class I:
Subscribed	86,427	191,278
Distributions Reinvested	—	60,112
Redeemed	(133,337)	(200,306)
Class A:
Subscribed	96,639	180,513
Distributions Reinvested	—	115,656
Redeemed	(130,187)	(269,270)
Class L:
Subscribed	9	2,348
Distributions Reinvested	—	6,581
Redeemed	(5,389)	(12,246)
Class C:
Subscribed	4,876	13,781 *
Distributions Reinvested	—	677 *
Redeemed	(1,661)	(484)*
Class IS:
Subscribed	81,464	127,805
Distributions Reinvested	—	68,414
Redeemed	(100,187)	(181,658)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(101,346)	103,201
Total Increase (Decrease) in Net Assets	(248,908)	231,185
Net Assets:
Beginning of Period	3,629,908	3,398,723
End of Period (Including Accumulated Net Investment Loss of $(1,791) and $(671))	$3,381,000	$3,629,908

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Growth Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,346	4,598
Shares Issued on Distributions Reinvested	—	1,464
Shares Redeemed	(3,576)	(4,832)
Net Increase (Decrease) in Class I Shares Outstanding	(1,230)	1,230
Class A:
Shares Subscribed	2,704	4,418
Shares Issued on Distributions Reinvested	—	2,896
Shares Redeemed	(3,608)	(6,635)
Net Increase (Decrease) in Class A Shares Outstanding	(904)	679
Class L:
Shares Subscribed	— @	59
Shares Issued on Distributions Reinvested	—	168
Shares Redeemed	(152)	(306)
Net Decrease in Class L Shares Outstanding	(152)	(79)
Class C:
Shares Subscribed	139	348 *
Shares Issued on Distributions Reinvested	—	17 *
Shares Redeemed	(46)	(12)*
Net Increase in Class C Shares Outstanding	93	353
Class IS:
Shares Subscribed	2,233	3,094
Shares Issued on Distributions Reinvested	—	1,662
Shares Redeemed	(2,676)	(4,375)
Net Increase (Decrease) in Class IS Shares Outstanding	(443)	381

@  Amount is less than $500.

*  For the period April 30, 2015 through December 31, 2015.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Growth Portfolio

	Class I
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$40.44		$38.86	$38.38	$27.05	$23.46	$24.24
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.01		(0.07)	(0.03)	0.02	0.16	0.01
Net Realized and Unrealized Gain (Loss)	(1.63)		4.70	2.43	13.02	3.52	(0.73)
Total from Investment Operations	(1.62)		4.63	2.40	13.04	3.68	(0.72)
Distributions from and/or in Excess of:
Net Investment Income	—		—	(0.00)‡	(0.13)	(0.05)	(0.06)
Net Realized Gain	—		(3.05)	(1.92)	(1.58)	(0.04)	—
Total Distributions	—		(3.05)	(1.92)	(1.71)	(0.09)	(0.06)
Redemption Fees	—		0.00 ‡	—	—	—	—
Net Asset Value, End of Period	$38.82		$40.44	$38.86	$38.38	$27.05	$23.46
Total Return++	(4.01	)%#	11.91%	6.42%	48.60%	15.66%	(3.01)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$793,774		$876,660	$794,648	$989,649	$661,073	$622,193
Ratio of Expenses to Average Net Assets (1)	0.63	%+*	0.61%+	0.69%+^	0.70%+	0.72%+	0.71%+
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.06	%+*	(0.18)%+	(0.08)%+	0.08%+	0.59%+	0.05%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	0.01%	0.01%	0.00%§	0.00%§
Portfolio Turnover Rate	13	%#	34%	44%	31%	49%	26%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A	N/A	0.71%	N/A	N/A
Net Investment Income to Average Net Assets	N/A		N/A	N/A	0.07%	N/A	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective April 7, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.70% for Class I shares. Prior to April 7, 2014, the maximum ratio was 0.80% for Class I shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Growth Portfolio

	Class A
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$39.31		$37.98	$37.61	$26.53	$23.03	$23.82
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.04)		(0.21)	(0.13)	(0.06)	0.09	(0.05)
Net Realized and Unrealized Gain (Loss)	(1.59)		4.59	2.42	12.78	3.45	(0.73)
Total from Investment Operations	(1.63)		4.38	2.29	12.72	3.54	(0.78)
Distributions from and/or in Excess of:
Net Investment Income	—		—	—	(0.06)	—	(0.01)
Net Realized Gain	—		(3.05)	(1.92)	(1.58)	(0.04)	—
Total Distributions	—		(3.05)	(1.92)	(1.64)	(0.04)	(0.01)
Redemption Fees	—		0.00 ‡	—	—	—	—
Net Asset Value, End of Period	$37.68		$39.31	$37.98	$37.61	$26.53	$23.03
Total Return++	(4.15	)%#	11.53%	6.25%	48.22%	15.36%	(3.27)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,528,918		$1,630,538	$1,549,756	$205,286	$138,416	$135,777
Ratio of Expenses to Average Net Assets (1)	0.92	%+*	0.96%+	0.83%+^	0.95%+^	0.97%+	0.96%+
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.23	)%+*	(0.52)%+	(0.34)%+	(0.18)%+	0.34%+	(0.20)%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.01%	0.00%§	0.00%§
Portfolio Turnover Rate	13	%#	34%	44%	31%	49%	26%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		0.96%	N/A	0.96%	N/A	N/A
Net Investment Loss to Average Net Assets	N/A		(0.52)%	N/A	(0.19)%	N/A	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective April 7, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratios of 1.05% for Class A shares. Prior to April 7, 2014, the maximum ratio was 1.15% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.05% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Growth Portfolio

	Class L
	Six Months Ended June 30, 2016		Year Ended December 31,					Period from April 27, 2012^ to
Selected Per Share Data and Ratios	(unaudited)		2015	2014		2013		December 31, 2012
Net Asset Value, Beginning of Period	$38.41		$37.40	$37.26		$26.43		$27.60
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.14)		(0.44)	(0.31)		(0.38)		0.03
Net Realized and Unrealized Gain (Loss)	(1.55)		4.50	2.38		12.84		(1.16)
Total from Investment Operations	(1.69)		4.06	2.07		12.46		(1.13)
Distributions from and/or in Excess of:
Net Investment Income	—		—	(0.01)		(0.05)		(0.00	)‡
Net Realized Gain	—		(3.05)	(1.92)		(1.58)		(0.04)
Total Distributions	—		(3.05)	(1.93)		(1.63)		(0.04)
Redemption Fees	—		0.00 ‡	—		—		—
Net Asset Value, End of Period	$36.72		$38.41	$37.40		$37.26		$26.43
Total Return++	(4.40	)%#	10.85%	5.72%		47.44%		(4.10	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$79,751		$89,277	$89,854		$528		$10
Ratio of Expenses to Average Net Assets (1)	1.47	%+*	1.55%+	1.29	%+^^	1.60	%+^^	1.51	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.78	)%+*	(1.11)%+	(0.82	)%+	(1.09	)%+	0.20	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00	%*§	0.01%		0.00	%§*
Portfolio Turnover Rate	13	%#	34%	44%		31%		49	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.57%	N/A		1.72%		N/A
Net Investment Loss to Average Net Assets	N/A		(1.13)%	N/A		(1.21)%		N/A

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective April 7, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.55% for Class L shares. Prior to April 7, 2014, the maximum ratio was 1.65% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.55% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.
The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Growth Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2016 (unaudited)		Period from April 30, 2015^ to December 31, 2015
Net Asset Value, Beginning of Period	$38.40		$40.33
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.17)		(0.35)
Net Realized and Unrealized Gain(Loss)	(1.55)		1.47
Total from Investment Operations	(1.72)		1.12
Distributions from and/or in Excess of:
Net Realized Gain	—		(3.05)
Redemption Fees	—		0.00	‡
Net Asset Value, End of Period	$36.68		$38.40
Total Return++	(4.48	)%#	2.71	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$16,338		$13,544
Ratios of Expenses to Average Net Assets	1.63	%+*	1.62	%+*
Ratio of Net Investment Loss to Average Net Assets	(0.94	)%+*	(1.29	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00	%§*
Portfolio Turnover Rate	13	%#	34%

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Growth Portfolio

	Class IS
	Six Months Ended June 30, 2016		Year Ended December 31,			Period from September 13, 2013^ to
Selected Per Share Data and Ratios	(unaudited)		2015	2014		December 31, 2013
Net Asset Value, Beginning of Period	$40.54		$38.92	$38.40		$34.45
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.03		(0.04)	(0.05)		(0.02)
Net Realized and Unrealized Gain (Loss)	(1.64)		4.71	2.50		5.55
Total from Investment Operations	(1.61)		4.67	2.45		5.53
Distributions from and/or in Excess of:
Net Investment Income	—		—	(0.01)		—
Net Realized Gain	—		(3.05)	(1.92)		(1.58)
Total Distributions	—		(3.05)	(1.93)		(1.58)
Redemption Fees	—		0.00 ‡	—		—
Net Asset Value, End of Period	$38.93		$40.54	$38.92		$38.40
Total Return++	(3.97	)%#	11.97%	6.60%		16.20	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$962,219		$1,019,889	$964,465		$11
Ratio of Expenses to Average Net Assets (1)	0.54	%+*	0.54%+	0.54	%+^^	0.60	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.15	%+*	(0.10)%+	(0.12	)%+	(0.16	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.01%		0.01	%*
Portfolio Turnover Rate	13	%#	34%	44%		31	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation
Expenses to Average Net Assets	N/A		N/A	0.55%		5.60	%*
Net Investment Loss to Average Net Assets	N/A		N/A	(0.13)%		(5.16	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective April 7, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.67% for Class IS shares. Prior to April 7, 2014, the maximum ratio was 0.73% for Class IS shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-nine separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Growth Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in growth oriented equity securities of large capitalization companies.

The Portfolio offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Portfolio suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options and swaps, are valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors") or quotes from a broker or dealer; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement"

("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$53,136	$—	$—	$53,136
Automobiles	149,547	—	—	149,547
Beverages	41,180	—	—	41,180
Biotechnology	30,100	—	—	30,100
Diversified Financial Services	168,869	—	—	168,869
Food Products	122,976	—	—	122,976
Health Care Equipment & Supplies	176,902	—	—	176,902
Health Care Technology	55,317	—	—	55,317
Information Technology Services	235,919	—	—	235,919
Internet & Catalog Retail	513,754	—	—	513,754
Internet Software & Services	650,224	41,656	—	691,880
Life Sciences Tools & Services	170,445	—	—	170,445
Pharmaceuticals	110,571	—	—	110,571
Semiconductors & Semiconductor Equipment	22,680	—	—	22,680
Software	365,161	—	—	365,161
Tech Hardware, Storage & Peripherals	225,443	—	—	225,443
Textiles, Apparel & Luxury Goods	51,954	—	—	51,954
Total Common Stocks	3,144,178	41,656	—	3,185,834
Preferred Stocks	—	—	141,032	141,032
Call Option Purchased	—	682	—	682
Short-Term Investments
Investment Company	165,099	—	—	165,099
Repurchase Agreements	—	25,652	—	25,652
Total Short-Term Investments	165,099	25,652	—	190,751
Total Assets	$3,309,277	$67,990	$141,032	$3,518,299

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, the Portfolio did not have any investments transfer between investment levels. At June 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stock (000)	Preferred Stocks (000)
Beginning Balance	$13,688	$142,388
Purchases	—	—
Sales	(16,333)	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	7,093	(1,356)
Realized gains (losses)	(4,448)	—
Ending Balance	$—	$141,032
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2016	$—	$(1,356)

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2016. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

	Fair Value at June 30, 2016 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an increase in input
Electronic Equipment, Instuments & Components
Preferred Stock	$18,956	Discounted Cash Flow	Weighted Average Cost of Capital	27.0%		29.0%		28.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	10.8	x	24.1	x	19.6	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
Internet & Catalog Retail
Preferred Stocks	$45,897	Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	8.8	x	14.5	x	12.0	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
	$17,524	Discounted Cash Flow	Weighted Average Cost of Capital	16.5%		18.5%		17.6%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	1.8	x	3.6	x	2.7	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
	$54,173	Market Transaction Method	Precedent Transaction	$48.77		$48.77		$48.77		Increase
Internet Software & Services
Preferred Stock	$4,482	Discounted Cash Flow	Weighted Average Cost of Capital	18.0%		20.0%		19.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	5.9	x	16.2	x	9.6	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

3.  Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Portfolio takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolio, along with

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Options: With respect to options, the Portfolio is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price typically in exchange for a premium paid by the Portfolio. The Portfolio may purchase and/or sell put and call options. Purchasing call options tends to increase the Portfolio's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Portfolio's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Portfolio bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Portfolio sells an option, it sells to another party the right to buy from or sell to the Portfolio a specific amount of the underlying instru-

ment or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price typically in exchange for a premium received by the Portfolio. When options are purchased OTC, the Portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2016.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Option Purchased	Investments, at Value (Call Options Purchased)	Currency Risk	$682	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2016 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Options Purchased)	$(1,856	)(b)

(b) Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Options Purchased)	$(7,481	)(c)

(c) Amounts are included in Investments in the Statement of Operations.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

At June 30, 2016, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Option Purchased	$682	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
Royal Bank of Scotland	$682	$—	$(682	)(e)	$0

(e) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2016, the approximate average monthly amount outstanding for each derivative type is as follows:

Options Purchased:
Average monthly notional amount	526,715,000

6.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$182,549	(f)	$—	$(182,549	)(g)(h)	$0

(f) Represents market value of loaned securities at period end.

(g) The Portfolio received cash collateral of approximately $132,323,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of approximately $51,435,000 in the form of U.S. Government obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(h) The actual collateral received is greater than the amount shown here due to overcollateralization.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), "Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures". ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$132,323	$—	$—	$—	$132,323
Total Borrowings	$132,323	$—	$—	$—	$132,323
Gross amount of recognized liabilities for securities lending transactions					$132,323

7.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale.

As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

8.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Next $1 billion	Next $1 billion	Over $3 billion
0.50%	0.45%	0.40%	0.35%

For the six months ended June 30, 2016, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.43% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70% for Class I shares, 1.05% for Class A shares, 1.55% for Class L shares, 1.80% for Class C shares and 0.67% for Class IS shares. In addition, the Adviser has agreed to reimburse 0.01% of expenses of the Class A shares to the extent that total annual operating expenses of the Class A shares exceed 0.96%. Effective April 07, 2016, Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual operating expenses, will not exceed 0.80% for Class I shares, 1.15% for Class A shares, 1.65% for Class L shares, 1.90% for Class C shares and 0.73% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. This arrangement had no effect during the most recent reporting period.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the

"Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $430,068,000 and $447,823,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2016.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investments in the Liquidity Funds. For the six months ended June 30, 2016, advisory fees paid were reduced by approximately $57,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2016 is as follows:

Value December 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2016 (000)
$302,829	$515,486	$653,216	$186	$165,099

The Portfolio is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2016, the Portfolio did not engage in any cross-trade transactions.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 Distributions Paid From:		2014 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$5,086	$256,809	$3,224	$159,845

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses)

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, a net operating loss and basis adjustments on partnerships, resulted in the following reclassifications among the components of net assets at December 31, 2015:

Accumulated Net Investment Loss (000)	Accumulated Net Realized Gain (000)	Paid-in- Capital (000)
$12,776	$(12,732)	$(44)

At December 31, 2015, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$196,806

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2015, the Portfolio deferred to January 1, 2016 for U.S. Federal income tax purposes the following losses:

Post-October Currency and Specified Ordinary Losses (000)	Post-October Capital Losses (000)
$513	$—

I. Credit Facility: As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended June 30, 2016, the Fund did not have any borrowings under the facility.

J. Other: At June 30, 2016, the Portfolio had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 56.1%.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2015, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Broadridge. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc., which describes in detail the Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

32

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2016 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGRWSAN
1555536 EXP. 08.31.17

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Semi-Annual Report

June 30, 2016

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	15
Investment Advisory Agreement Approval	21
Privacy Notice	23
Director and Officer Information	26

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Portfolio, including performance, characteristics, and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Franchise Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2016

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Expense Example (unaudited)

Global Franchise Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Actual Ending Account Value 6/30/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Franchise Portfolio Class I	$1,000.00	$1,068.40	$1,020.09	$4.94	$4.82	0.96%
Global Franchise Portfolio Class A	1,000.00	1,066.60	1,018.80	6.27	6.12	1.22
Global Franchise Portfolio Class L	1,000.00	1,064.30	1,016.36	8.78	8.57	1.71
Global Franchise Portfolio Class C	1,000.00	1,063.30	1,015.22	9.95	9.72	1.94
Global Franchise Portfolio Class IS	1,000.00	1,068.90	1,020.34	4.68	4.57	0.91

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

	Shares	Value (000)
Common Stocks (97.9%)
France (9.4%)
L'Oreal SA	275,262	$52,654
Pernod Ricard SA	169,252	18,852
		71,506
Germany (2.5%)
SAP SE	254,432	19,018
Italy (1.0%)
Davide Campari-Milano SpA	787,342	7,801
Japan (2.5%)
Japan Tobacco, Inc.	463,400	18,564
Netherlands (0.9%)
RELX N.V.	384,946	6,718
Switzerland (4.8%)
Nestle SA (Registered)	471,748	36,389
United Kingdom (25.6%)
British American Tobacco PLC	911,071	59,284
Experian PLC	798,353	15,164
Reckitt Benckiser Group PLC	609,738	61,343
RELX PLC	557,200	10,267
Unilever PLC	990,646	47,519
		193,577
United States (51.2%)
Accenture PLC, Class A	299,580	33,939
Altria Group, Inc.	526,106	36,280
Automatic Data Processing, Inc.	259,963	23,883
Coca-Cola Co.	249,724	11,320
International Flavors & Fragrances, Inc.	112,647	14,201
Intuit, Inc.	88,421	9,869
Microsoft Corp.	1,012,758	51,823
Mondelez International, Inc., Class A	443,187	20,169
Moody's Corp.	72,089	6,755
NIKE, Inc., Class B	386,029	21,309
Philip Morris International, Inc.	213,089	21,675
Reynolds American, Inc.	674,717	36,388
Time Warner, Inc.	210,399	15,473
Twenty-First Century Fox, Inc., Class A	499,626	13,515
Twenty-First Century Fox, Inc., Class B	635,787	17,325
Visa, Inc., Class A	411,643	30,532
Walt Disney Co. (The)	241,105	23,585
		388,041
Total Common Stocks (Cost $601,571)		741,614
	Shares	Value (000)
Short-Term Investment (2.5%)
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $19,302)	19,302,043	$19,302
Total Investments (100.4%) (Cost $620,873) (a)(b)		760,916
Liabilities in Excess of Other Assets (–0.4%)		(3,179)
Net Assets (100.0%)		$757,737

(a)  The approximate fair value and percentage of net assets, $353,573,000 and 46.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(b)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $144,421,000 and the aggregate gross unrealized depreciation is approximately $4,378,000 resulting in net unrealized appreciation of approximately $140,043,000.

Portfolio Composition

Classification	Percentage of Total Investments
Tobacco	22.6%
Personal Products	13.2
Information Technology Services	11.6
Media	11.4
Software	10.6
Other*	10.1
Household Products	8.1
Food Products	7.4
Beverages	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Global Franchise Portfolio

Statement of Assets and Liabilities	June 30, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $601,571)	$741,614
Investment in Security of Affiliated Issuer, at Value (Cost $19,302)	19,302
Total Investments in Securities, at Value (Cost $620,873)	760,916
Receivable for Investments Sold	4,916
Dividends Receivable	1,662
Receivable for Portfolio Shares Sold	1,321
Tax Reclaim Receivable	890
Receivable from Affiliate	3
Other Assets	113
Total Assets	769,821
Liabilities:
Payable for Investments Purchased	5,722
Payable for Portfolio Shares Redeemed	4,749
Payable for Advisory Fees	1,399
Payable for Administration Fees	48
Payable for Shareholder Services Fees — Class A	21
Payable for Distribution and Shareholder Services Fees — Class L	5
Payable for Distribution and Shareholder Services Fees — Class C	17
Payable for Professional Fees	30
Payable for Custodian Fees	24
Payable for Sub Transfer Agency Fees — Class I	14
Payable for Sub Transfer Agency Fees — Class A	2
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Directors' Fees and Expenses	10
Payable for Transfer Agency Fees — Class I	3
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Other Liabilities	40
Total Liabilities	12,084
Net Assets	$757,737
Net Assets Consist Of:
Paid-in-Capital	$601,973
Accumulated Undistributed Net Investment Income	6,509
Accumulated Net Realized Gain	9,266
Unrealized Appreciation (Depreciation) on:
Investments	140,043
Foreign Currency Translations	(54)
Net Assets	$757,737

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Global Franchise Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2016 (000)
CLASS I:
Net Assets	$624,891
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	28,775,722
Net Asset Value, Offering and Redemption Price Per Share	$21.72
CLASS A:
Net Assets	$101,277
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,757,340
Net Asset Value, Redemption Price Per Share	$21.29
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.18
Maximum Offering Price Per Share	$22.47
CLASS L:
Net Assets	$8,863
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	418,381
Net Asset Value, Offering and Redemption Price Per Share	$21.18
CLASS C:
Net Assets	$22,693
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,080,920
Net Asset Value, Offering and Redemption Price Per Share	$20.99
CLASS IS:
Net Assets	$13
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	604
Net Asset Value, Offering and Redemption Price Per Share	$21.71

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Global Franchise Portfolio

Statement of Operations	Six Months Ended June 30, 2016 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $480 of Foreign Taxes Withheld)	$9,703
Dividends from Security of Affiliated Issuer (Note G)	15
Total Investment Income	9,718
Expenses:
Advisory Fees (Note B)	2,626
Administration Fees (Note C)	267
Shareholder Services Fees — Class A (Note D)	108
Distribution and Shareholder Services Fees — Class L (Note D)	32
Distribution and Shareholder Services Fees — Class C (Note D)	65
Sub Transfer Agency Fees — Class I	116
Sub Transfer Agency Fees — Class A	20
Sub Transfer Agency Fees — Class L	1
Sub Transfer Agency Fees — Class C	1
Professional Fees	62
Custodian Fees (Note F)	41
Registration Fees	39
Shareholder Reporting Fees	11
Transfer Agency Fees — Class I (Note E)	6
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Directors' Fees and Expenses	8
Pricing Fees	3
Other Expenses	22
Total Expenses	3,432
Rebate from Morgan Stanley Affiliate (Note G)	(15)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Net Expenses	3,416
Net Investment Income	6,302
Realized Gain (Loss):
Investments Sold	9,200
Foreign Currency Transactions	(45)
Net Realized Gain	9,155
Change in Unrealized Appreciation (Depreciation):
Investments	31,879
Foreign Currency Translations	7
Net Change in Unrealized Appreciation (Depreciation)	31,886
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	41,041
Net Increase in Net Assets Resulting from Operations	$47,343

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Global Franchise Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$6,302	$7,944
Net Realized Gain	9,155	24,379
Net Change in Unrealized Appreciation (Depreciation)	31,886	3,732
Net Increase in Net Assets Resulting from Operations	47,343	36,055
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(7,968)
Net Realized Gain	—	(20,632)
Class A:
Net Investment Income	—	(1,064)
Net Realized Gain	—	(3,228)
Class L:
Net Investment Income	—	(84)
Net Realized Gain	—	(397)
Class C:
Net Investment Income	—	(52)
Net Realized Gain	—	(148)
Class IS:
Net Investment Income	—	(— @)
Net Realized Gain	—	(— @)
Total Distributions	—	(33,573)
Capital Share Transactions:(1)
Class I:
Subscribed	129,061	92,850
Distributions Reinvested	—	27,499
Redeemed	(49,280)	(133,336)
Class A:
Subscribed	31,774	18,018
Distributions Reinvested	—	4,251
Redeemed	(11,758)	(10,970)
Class L:
Subscribed	133	216
Distributions Reinvested	—	480
Redeemed	(685)	(1,167)
Class C:
Subscribed	16,232	7,443 *
Distributions Reinvested	—	199 *
Redeemed	(376)	(1,527)*
Class IS:
Subscribed	3	10 **
Redeemed	(— @)	—
Net Increase in Net Assets Resulting from Capital Share Transactions	115,104	3,966
Total Increase in Net Assets	162,447	6,448
Net Assets:
Beginning of Period	595,290	588,842
End of Period (Including Accumulated Undistributed Net Investment Income of $6,509 and $207)	$757,737	$595,290

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Global Franchise Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	6,284	4,439
Shares Issued on Distributions Reinvested	—	1,330
Shares Redeemed	(2,362)	(6,324)
Net Increase (Decrease) in Class I Shares Outstanding	3,922	(555)
Class A:
Shares Subscribed	1,561	858
Shares Issued on Distributions Reinvested	—	209
Shares Redeemed	(577)	(532)
Net Increase in Class A Shares Outstanding	984	535
Class L:
Shares Subscribed	7	11
Shares Issued on Distributions Reinvested	—	24
Shares Redeemed	(36)	(57)
Net Decrease in Class L Shares Outstanding	(29)	(22)
Class C:
Shares Subscribed	808	353	*
Shares Issued on Distributions Reinvested	—	10	*
Shares Redeemed	(19)	(71	)*
Net Increase in Class C Shares Outstanding	789	292
Class IS:
Shares Subscribed	— @@	—	@@**
Shares Redeemed	(— @@)	—
Net Increase in Class IS Shares Outstanding	— @@	—	@@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

*  For the period September 30, 2015 through December 31, 2015.

**  For the period May 29, 2015 through December 31, 2015.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Franchise Portfolio

	Class I
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$20.33		$20.27	$20.77	$18.13	$16.24	$15.29
Income from Investment Operations:
Net Investment Income†	0.20		0.31	0.41	0.36	0.40	0.31
Net Realized and Unrealized Gain	1.19		1.02	0.57	3.17	2.11	1.11
Total from Investment Operations	1.39		1.33	0.98	3.53	2.51	1.42
Distributions from and/or in Excess of:
Net Investment Income	—		(0.35)	(0.37)	(0.35)	(0.32)	(0.30)
Net Realized Gain	—		(0.92)	(1.11)	(0.54)	(0.30)	(0.17)
Total Distributions	—		(1.27)	(1.48)	(0.89)	(0.62)	(0.47)
Net Asset Value, End of Period	$21.72		$20.33	$20.27	$20.77	$18.13	$16.24
Total Return++	6.84	%#	6.50%	4.82%	19.71%	15.38%	9.38%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$624,891		$505,321	$515,012	$570,261	$404,762	$211,677
Ratio of Expenses to Average Net Assets (1)	0.96	%+*	0.98%+	0.97%+	0.95%+	0.98%+	1.00%+
Ratio of Net Investment Income to Average Net Assets (1)	1.95	%+*	1.46%+	1.94%+	1.79%+	2.21%+	1.87%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00%§	0.01%	0.00%§
Portfolio Turnover Rate	17	%#	37%	33%	24%	34%	30%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		0.99%	N/A	N/A	N/A	1.01%
Net Investment Income to Average Net Assets	N/A		1.45%	N/A	N/A	N/A	1.86%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Franchise Portfolio

	Class A
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$19.96		$19.92	$20.44	$17.86	$16.01	$15.10
Income from Investment Operations:
Net Investment Income†	0.17		0.24	0.34	0.28	0.35	0.26
Net Realized and Unrealized Gain	1.16		1.02	0.55	3.14	2.09	1.09
Total from Investment Operations	1.33		1.26	0.89	3.42	2.44	1.35
Distributions from and/or in Excess of:
Net Investment Income	—		(0.30)	(0.30)	(0.30)	(0.29)	(0.27)
Net Realized Gain	—		(0.92)	(1.11)	(0.54)	(0.30)	(0.17)
Total Distributions	—		(1.22)	(1.41)	(0.84)	(0.59)	(0.44)
Net Asset Value, End of Period	$21.29		$19.96	$19.92	$20.44	$17.86	$16.01
Total Return++	6.66	%#	6.25%	4.45%	19.42%	15.14%	8.98%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$101,277		$75,297	$64,515	$83,135	$35,901	$15,327
Ratio of Expenses to Average Net Assets (1)	1.22	%+*	1.25%+	1.27%+	1.20%+^	1.23%+	1.25%+
Ratio of Net Investment Income to Average Net Assets (1)	1.70	%+*	1.15%+	1.64%+	1.42%	1.99%+	1.62%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00%§	0.01%	0.00%§
Portfolio Turnover Rate	17	%#	37%	33%	24%	34%	30%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.25%	N/A	N/A	N/A	1.26%
Net Investment Income to Average Net Assets	N/A		1.15%	N/A	N/A	N/A	1.61%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value, which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.25% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Franchise Portfolio

	Class L
	Six Months Ended June 30, 2016		Year Ended December 31,				Period from April 27, 2012^ to
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013		December 31, 2012
Net Asset Value, Beginning of Period	$19.91		$19.87	$20.39	$17.83		$18.13
Income from Investment Operations:
Net Investment Income†	0.11		0.15	0.25	0.20		0.10
Net Realized and Unrealized Gain	1.16		1.00	0.55	3.11		0.16
Total from Investment Operations	1.27		1.15	0.80	3.31		0.26
Distributions from and/or in Excess of:
Net Investment Income	—		(0.19)	(0.21)	(0.21)		(0.26)
Net Realized Gain	—		(0.92)	(1.11)	(0.54)		(0.30)
Total Distributions	—		(1.11)	(1.32)	(0.75)		(0.56)
Net Asset Value, End of Period	$21.18		$19.91	$19.87	$20.39		$17.83
Total Return++	6.43	%#	5.72%	4.00%	18.78%		1.36	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$8,863		$8,898	$9,315	$9,112		$4,525
Ratio of Expenses to Average Net Assets (1)	1.71	%+*	1.72%+	1.72%+	1.70	%+^^	1.73	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.12	%+*	0.72%+	1.19%+	1.03	%+	0.84	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00	%§	0.01	%*
Portfolio Turnover Rate	17	%#	37%	33%	24%		34	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.73%	N/A	N/A		N/A
Net Investment Income to Average Net Assets	N/A		0.71%	N/A	N/A		N/A

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.85% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.75% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Franchise Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2016 (unaudited)		Period from September 30, 2015^ to December 31, 2015
Net Asset Value, Beginning of Period	$19.75		$19.79
Income from Investment Operations:
Net Investment Income†	0.12		0.01
Net Realized and Unrealized Gain	1.12		1.02
Total from Investment Operations	1.24		1.03
Distributions from and/or in Excess of:
Net Investment Income	—		(0.28)
Net Realized Gain	—		(0.79)
Total Distributions	—		(1.07)
Net Asset Value, End of Period	$20.99		$19.75
Total Return++	6.33	%#	5.11	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$22,693		$5,765
Ratios of Expenses to Average Net Assets (1)	1.94	%+*	2.03	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.18	%+*	0.11	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§*
Portfolio Turnover Rate	17	%#	37%

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Franchise Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 30, 2016 (unaudited)		Period from May 29, 2015^ to December 31, 2015
Net Asset Value, Beginning of Period	$20.33		$21.49
Income from Investment Operations:
Net Investment Income†	0.21		0.12
Net Realized and Unrealized Gain	1.17		0.00	‡
Total from Investment Operations	1.38		0.12
Distributions from and/or in Excess of:
Net Investment Income	—		(0.36)
Net Realized Gain	—		(0.92)
Total Distributions	—		(1.28)
Net Asset Value, End of Period	$21.71		$20.33
Total Return++	6.89	%#	0.45	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$13		$9
Ratio of Expenses to Average Net Assets (1)	0.91	%+*	0.94	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.00	%+*	0.95	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§*
Portfolio Turnover Rate	17	%#	37%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation
Expenses to Average Net Assets	16.49	%*	16.54	%*
Net Investment Loss to Average Net Assets	(13.58	)%*	(14.65	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-nine separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Franchise Portfolio. The Portfolio seeks long-term capital appreciation.

The Portfolio offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. The Portfolio suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), each a whole owned subsidiary of Morgan Stanley, determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement"

("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$11,320	$26,653	$—	$37,973
Chemicals	14,201	—	—	14,201
Diversified Financial Services	6,755	—	—	6,755
Food Products	20,169	36,389	—	56,558
Household Products	—	61,343	—	61,343
Information Technology Services	88,354	—	—	88,354
Media	69,898	16,985	—	86,883
Personal Products	—	100,173	—	100,173
Professional Services	—	15,164	—	15,164
Software	61,692	19,018	—	80,710
Textiles, Apparel & Luxury Goods	21,309	—	—	21,309
Tobacco	94,343	77,848	—	172,191
Total Common Stocks	388,041	353,573	—	741,614
Short-Term Investment
Investment Company	19,302	—	—	19,302
Total Assets	$407,343	$353,573	$—	$760,916

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, the Portfolio did not have any investments transfer between investment levels. At June 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment

Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2016, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.78% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares and 0.95% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2016, approximately $1,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and Sub-Advisers and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $240,364,000 and $109,924,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2016.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2016, advisory fees paid were reduced by approximately $15,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2016 is as follows:

Value December 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2016 (000)
$20,401	$119,384	$120,483	$15	$19,302

The Portfolio is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2016, the Portfolio did not engage in any cross-trade transactions.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly,

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 Distributions Paid From:		2014 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$9,168	$24,405	$9,800	$30,290

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and a nondeductible expense, resulted in the following reclassifications among the components of net assets at December 31, 2015:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Gain (000)	Paid-in- Capital (000)
$115	$(81)	$(34)

At December 31, 2015, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$213	$3,019

I. Credit Facility: As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended June 30, 2016, the Fund did not have any borrowings under the facility.

J. Other: At June 30, 2016, the Portfolio had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 35.6%.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2015, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Broadridge. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee was higher than but close to its peer group average and its total expense ratio was equal to its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.
23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc., which describes in detail the Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

26

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2016 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGFSAN
1557918 EXP. 08.31.17

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Semi-Annual Report

June 30, 2016

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	16
Investment Advisory Agreement Approval	26
Privacy Notice	28
Director and Officer Information	31

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Portfolio, including performance, characteristics, and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in International Equity Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2016

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Expense Example (unaudited)

International Equity Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemptions fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Actual Ending Account Value 6/30/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
International Equity Portfolio Class I	$1,000.00	$979.50	$1,020.14	$4.68	$4.77	0.95%
International Equity Portfolio Class A	1,000.00	977.90	1,018.40	6.39	6.52	1.30
International Equity Portfolio Class L	1,000.00	975.10	1,015.91	8.84	9.02	1.80
International Equity Portfolio Class C	1,000.00	974.30	1,014.67	10.06	10.27	2.05
International Equity Portfolio Class IS	1,000.00	979.50	1,020.34	4.48	4.57	0.91

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments

International Equity Portfolio

	Shares	Value (000)
Common Stocks (96.6%)
Canada (2.7%)
Barrick Gold Corp.	4,047,306	$86,400
Turquoise Hill Resources Ltd. (a)	8,234,021	27,852
		114,252
China (0.9%)
China Petroleum & Chemical Corp. H Shares (b)	51,934,000	37,465
France (11.5%)
AXA SA	1,499,621	30,127
L'Oreal SA	846,198	161,866
Pernod Ricard SA (c)	1,048,109	116,746
Publicis Groupe SA	599,253	40,598
Safran SA	469,012	31,875
Sanofi	1,235,674	103,868
		485,080
Germany (6.2%)
BASF SE	552,584	42,155
Bayer AG (Registered)	1,127,331	113,423
Continental AG	216,276	40,645
SAP SE	890,988	66,599
		262,822
Ireland (2.3%)
Bank of Ireland (a)	79,268,627	16,519
CRH PLC	2,814,169	81,151
		97,670
Italy (0.4%)
Eni SpA	1,128,370	18,217
Japan (15.9%)
FANUC Corp.	265,300	42,943
Hitachi Ltd.	11,739,000	48,798
Inpex Corp.	4,997,800	38,990
Japan Tobacco, Inc.	3,937,900	157,755
Keyence Corp.	88,710	59,831
Kyocera Corp.	147,500	6,993
Mitsubishi Estate Co., Ltd.	2,538,000	46,405
MS&AD Insurance Group Holdings, Inc.	652,400	16,802
NGK Spark Plug Co., Ltd.	2,794,000	42,040
Nitto Denko Corp.	239,500	15,103
Sekisui House Ltd.	1,566,700	27,263
Shiseido Co., Ltd.	145,000	3,739
Sompo Japan Nipponkoa Holdings, Inc.	2,869,200	76,003
Sumco Corp. (c)	1,225,600	7,795
Sumitomo Mitsui Financial Group, Inc. (c)	525,051	15,053
Sumitomo Mitsui Trust Holdings, Inc.	1,466,999	4,748
Toyota Motor Corp.	1,028,000	51,397
USS Co., Ltd.	684,300	11,223
		672,881
	Shares	Value (000)
Netherlands (7.7%)
Akzo Nobel N.V.	811,709	$51,067
RELX N.V.	4,071,807	71,059
Unilever N.V. CVA	4,365,279	203,505
		325,631
Sweden (0.9%)
Nordea Bank AB	4,409,370	37,245
Switzerland (13.7%)
Nestle SA (Registered)	2,540,179	195,939
Novartis AG (Registered)	2,084,563	171,484
Roche Holding AG (Genusschein)	541,978	143,099
Swisscom AG (Registered) (c)	87,802	43,616
Zurich Insurance Group AG (a)	105,279	26,048
		580,186
United Kingdom (33.6%)
Admiral Group PLC	999,121	27,270
ARM Holdings PLC	4,027,857	61,006
Aviva PLC	8,556,601	45,986
British American Tobacco PLC	3,160,611	205,662
BT Group PLC	14,035,321	77,501
Bunzl PLC	2,619,026	81,008
Experian PLC	3,242,444	61,589
GlaxoSmithKline PLC	8,249,657	177,353
Imperial Brands PLC	2,376,986	129,034
Lloyds Banking Group PLC	44,052,768	32,393
Meggitt PLC	8,425,694	45,706
Prudential PLC	6,267,028	106,764
Reckitt Benckiser Group PLC	2,039,020	205,137
RELX PLC	2,960,489	54,549
Smiths Group PLC	1,373,384	21,154
Travis Perkins PLC	898,165	17,968
Wolseley PLC	1,402,726	72,697
		1,422,777
United States (0.8%)
AAC Technologies Holdings, Inc. (b)	3,784,064	32,522
Total Common Stocks (Cost $3,450,367)		4,086,748
Short-Term Investments (1.7%)
Securities held as Collateral on Loaned Securities (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	5,199,318	5,199
	Face Amount (000)
Repurchase Agreements (0.0%)
Barclays Capital, Inc., (0.42%, dated 6/30/16, due 7/1/16; proceeds $1,202; fully collateralized by a U.S. Government obligation; 2.00% due 8/15/25; valued at $1,225)	$1,202	1,202

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

International Equity Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Merrill Lynch & Co., Inc., (0.44%, dated 6/30/16, due 7/1/16; proceeds $49; fully collateralized by a U.S. Government agency security; 4.50% due 4/20/44; valued at $50)	$49	$49
		1,251
Total Securities held as Collateral on Loaned Securities (Cost $6,450)		6,450
	Shares
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $66,708)	66,708,254	$66,708
Total Short-Term Investments (Cost $73,158)		73,158
Total Investments (98.3%) (Cost $3,523,525) Including $8,557 of Securities Loaned (d)(e)(f)		4,159,906
Other Assets in Excess of Liabilities (1.7%)		69,841
Net Assets (100.0%)		$4,229,747

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  All or a portion of this security was on loan at June 30, 2016.

(d)  Securities are available for collateral in connection with an open foreign currency forward exchange contract.

(e)  The approximate fair value and percentage of net assets, $3,972,496,000 and 93.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(f)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $847,433,000 and the aggregate gross unrealized depreciation is approximately $211,052,000 resulting in net unrealized appreciation of approximately $636,381,000.

CVA  Certificaten Van Aandelen.

Foreign Currency Forward Exchange Contract:

The Portfolio had the following foreign currency forward exchange contract open at June 30, 2016:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Depreciation (000)
Commonwealth Bank of Australia	JPY	23,640,000	$223,408	7/22/16	$(5,635)

JPY  —  Japanese Yen

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	54.3%
Pharmaceuticals	17.1
Tobacco	11.8
Personal Products	8.9
Insurance	7.9
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2016.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include an open foreign currency forward exchange contract with unrealized depreciation of approximately $5,635,000.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

International Equity Portfolio

Statement of Assets and Liabilities	June 30, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $3,451,618)	$4,087,999
Investment in Security of Affiliated Issuer, at Value (Cost $71,907)	71,907
Total Investments in Securities, at Value (Cost $3,523,525)	4,159,906
Foreign Currency, at Value (Cost $4,282)	4,259
Receivable for Investments Sold	95,307
Tax Reclaim Receivable	11,585
Dividends Receivable	6,929
Receivable for Portfolio Shares Sold	1,357
Receivable from Affiliate	12
Other Assets	367
Total Assets	4,279,722
Liabilities:
Payable for Investments Purchased	25,162
Payable for Advisory Fees	8,346
Collateral on Securities Loaned, at Value	6,450
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	5,635
Payable for Portfolio Shares Redeemed	2,183
Payable for Sub Transfer Agency Fees — Class I	576
Payable for Sub Transfer Agency Fees — Class A	357
Payable for Sub Transfer Agency Fees — Class L	5
Payable for Administration Fees	279
Payable for Shareholder Services Fees — Class A	273
Payable for Distribution and Shareholder Services Fees — Class L	5
Payable for Distribution and Shareholder Services Fees — Class C	1
Payable for Directors' Fees and Expenses	230
Payable for Custodian Fees	188
Payable for Professional Fees	20
Payable for Transfer Agency Fees — Class I	10
Payable for Transfer Agency Fees — Class A	6
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	— @
Payable for Transfer Agency Fees — Class IS	1
Other Liabilities	247
Total Liabilities	49,975
Net Assets	$4,229,747
Net Assets Consist Of:
Paid-in-Capital	$3,833,931
Accumulated Undistributed Net Investment Income	72,685
Accumulated Net Realized Loss	(306,933)
Unrealized Appreciation (Depreciation) on:
Investments	636,381
Foreign Currency Forward Exchange Contracts	(5,635)
Foreign Currency Translations	(682)
Net Assets	$4,229,747

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

International Equity Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2016 (000)
CLASS I:
Net Assets	$1,823,205
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	123,275,275
Net Asset Value, Offering and Redemption Price Per Share	$14.79
CLASS A:
Net Assets	$1,303,312
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	89,395,510
Net Asset Value, Redemption Price Per Share	$14.58
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.81
Maximum Offering Price Per Share	$15.39
CLASS L:
Net Assets	$7,785
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	536,932
Net Asset Value, Offering and Redemption Price Per Share	$14.50
CLASS C:
Net Assets	$821
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	57,081
Net Asset Value, Offering and Redemption Price Per Share	$14.39
CLASS IS:
Net Assets	$1,094,624
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	74,005,165
Net Asset Value, Offering and Redemption Price Per Share	$14.79
(1) Including: Securities on Loan, at Value:	$8,557

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

International Equity Portfolio

Statement of Operations	Six Months Ended June 30, 2016 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $7,858 of Foreign Taxes Withheld)	$84,778
Income from Securities Loaned — Net	385
Dividends from Security of Affiliated Issuer (Note G)	64
Total Investment Income	85,227
Expenses:
Advisory Fees (Note B)	16,649
Sub Transfer Agency Fees — Class I	916
Sub Transfer Agency Fees — Class A	966
Sub Transfer Agency Fees — Class L	9
Sub Transfer Agency Fees — Class C	— @
Shareholder Services Fees — Class A (Note D)	1,653
Distribution and Shareholder Services Fees — Class L (Note D)	31
Distribution and Shareholder Services Fees — Class C (Note D)	3
Administration Fees (Note C)	1,665
Custodian Fees (Note F)	325
Registration Fees	110
Shareholder Reporting Fees	91
Directors' Fees and Expenses	53
Professional Fees	52
Transfer Agency Fees — Class I (Note E)	18
Transfer Agency Fees — Class A (Note E)	10
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	2
Pricing Fees	4
Other Expenses	71
Expenses Before Non Operating Expenses	22,631
Bank Overdraft Expense	5
Total Expenses	22,636
Reimbursement of Class Specific Expenses — Class I (Note B)	(573)
Reimbursement of Class Specific Expenses — Class A (Note B)	(51)
Reimbursement of Class Specific Expenses — Class L (Note B)	(6)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(2)
Waiver of Advisory Fees (Note B)	(81)
Rebate from Morgan Stanley Affiliate (Note G)	(66)
Net Expenses	21,856
Net Investment Income	63,371
Realized Loss:
Investments Sold	(130,992)
Foreign Currency Forward Exchange Contracts	(40,016)
Foreign Currency Transactions	(587)
Net Realized Loss	(171,595)
Change in Unrealized Appreciation (Depreciation):
Investments	17,737
Foreign Currency Forward Exchange Contracts	768
Foreign Currency Translations	82
Net Change in Unrealized Appreciation (Depreciation)	18,587
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(153,008)
Net Decrease in Net Assets Resulting from Operations	$(89,637)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

International Equity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$63,371	$83,904
Net Realized Loss	(171,595)	(81,009)
Net Change in Unrealized Appreciation (Depreciation)	18,587	40,881
Net Increase (Decrease) in Net Assets Resulting from Operations	(89,637)	43,776
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(63,421)
Class A:
Net Investment Income	—	(34,301)
Class L:
Net Investment Income	—	(186)
Class C:
Net Investment Income	—	(7)
Class IS:
Net Investment Income	—	(23,788)
Total Distributions	—	(121,703)
Capital Share Transactions:(1)
Class I:
Subscribed	167,811	249,465
Distributions Reinvested	—	60,713
Redeemed	(365,157)	(821,490)
Class A:
Subscribed	277,831	221,012
Distributions Reinvested	—	34,196
Redeemed	(316,285)	(441,011)
Class L:
Subscribed	3	1,036
Distributions Reinvested	—	183
Redeemed	(1,041)	(1,712)
Class C:
Subscribed	508	524 *
Distributions Reinvested	—	7 *
Redeemed	(57)	(128)*
Class IS:
Subscribed	275,043	246,796
Distributions Reinvested	—	22,149
Redeemed	(44,220)	(90,463)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(5,564)	(518,723)
Redemption Fees	8	50
Total Decrease in Net Assets	(95,193)	(596,600)
Net Assets:
Beginning of Period	4,324,940	4,921,540
End of Period (Including Accumulated Undistributed Net Investment Income of $72,685 and $9,314)	$4,229,747	$4,324,940

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

International Equity Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	11,524	15,470
Shares Issued on Distributions Reinvested	—	3,885
Shares Redeemed	(25,602)	(51,356)
Net Decrease in Class I Shares Outstanding	(14,078)	(32,001)
Class A:
Shares Subscribed	20,036	14,515
Shares Issued on Distributions Reinvested	—	2,210
Shares Redeemed	(22,492)	(28,049)
Net Decrease in Class A Shares Outstanding	(2,456)	(11,324)
Class L:
Shares Subscribed	— @@	65
Shares Issued on Distributions Reinvested	—	12
Shares Redeemed	(72)	(109)
Net Decrease in Class L Shares Outstanding	(72)	(32)
Class C:
Shares Subscribed	36	33 *
Shares Issued on Distributions Reinvested	—	— @@*
Shares Redeemed	(4)	(8)*
Net Increase in Class C Shares Outstanding	32	25
Class IS:
Shares Subscribed	19,271	15,745
Shares Issued on Distributions Reinvested	—	1,418
Shares Redeemed	(3,021)	(5,630)
Net Increase in Class IS Shares Outstanding	16,250	11,533

*  For the period April 30, 2015 through December 31, 2015.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

International Equity Portfolio

	Class I
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013		2012	2011
Net Asset Value, Beginning of Period	$15.10		$15.47	$16.98	$14.35		$12.25	$13.61
Income (Loss) from Investment Operations:
Net Investment Income†	0.22		0.30	0.39	0.32		0.31	0.32
Net Realized and Unrealized Gain (Loss)	(0.53)		(0.23)	(1.42)	2.59		2.09	(1.37)
Total from Investment Operations	(0.31)		0.07	(1.03)	2.91		2.40	(1.05)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.44)	(0.48)	(0.28)		(0.30)	(0.31)
Redemption Fees	(0.00	)‡	0.00 ‡	0.00 ‡	0.00	‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$14.79		$15.10	$15.47	$16.98		$14.35	$12.25
Total Return++	(2.05	)%#	0.36%	(6.08)%	20.39%		19.60%	(7.63)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,823,205		$2,073,782	$2,620,040	$3,694,164		$3,631,307	$2,959,403
Ratio of Expenses to Average Net Assets (1)	0.95	%+*	0.95%+	0.95%+	0.94	%+	0.95%+	0.95%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.95	%+*	0.95%+	0.95%+	0.95	%+	N/A	0.95%+
Ratio of Net Investment Income to Average Net Assets (1)	3.07	%+*	1.85%+	2.33%+	2.04	%+	2.31%+	2.36%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00	%§	0.00%§	0.00%§
Portfolio Turnover Rate	16	%#	29%	29%	29%		23%	34%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.02	%*	1.01%	1.04%	0.99%		0.97%	0.98%
Net Investment Income to Average Net Assets	3.00	%*	1.79%	2.24%	1.99%		2.29%	2.33%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

International Equity Portfolio

	Class A
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013		2012	2011
Net Asset Value, Beginning of Period	$14.91		$15.28	$16.78	$14.18		$12.11	$13.45
Income (Loss) from Investment Operations:
Net Investment Income†	0.20		0.24	0.31	0.25		0.27	0.28
Net Realized and Unrealized Gain (Loss)	(0.53)		(0.23)	(1.38)	2.59		2.07	(1.34)
Total from Investment Operations	(0.33)		0.01	(1.07)	2.84		2.34	(1.06)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.38)	(0.43)	(0.24)		(0.27)	(0.28)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.00	‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$14.58		$14.91	$15.28	$16.78		$14.18	$12.11
Total Return++	(2.21	)%#	(0.02)%	(6.43)%	20.13%		19.31%	(7.83)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,303,312		$1,369,566	$1,576,475	$1,508,564		$1,012,956	$916,002
Ratio of Expenses to Average Net Assets (1)	1.30	%+*	1.30%+	1.30%+	1.22	%+^	1.20%+	1.20%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.30	%+*	1.30%+	1.30%+	1.22	%+^	N/A	1.20%+
Ratio of Net Investment Income to Average Net Assets (1)	2.82	%+*	1.48%+	1.89%+	1.60	%+	2.06%+	2.11%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00	%§	0.00%§	0.00%§
Portfolio Turnover Rate	16	%#	29%	29%	29%		23%	34%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.31	%*	1.32%	1.34%	1.25%		1.22%	1.23%
Net Investment Income to Average Net Assets	2.81	%*	1.46%	1.85%	1.57%		2.04%	2.08%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.30% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.20% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

International Equity Portfolio

	Class L
	Six Months Ended June 30, 2016		Year Ended December 31,				Period from June 14, 2012^ to
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013		December 31, 2012
Net Asset Value, Beginning of Period	$14.87		$15.23	$16.71	$14.12		$12.36
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.16		0.15	0.24	0.19		(0.07)
Net Realized and Unrealized Gain (Loss)	(0.53)		(0.21)	(1.39)	2.55		2.11
Total from Investment Operations	(0.37)		(0.06)	(1.15)	2.74		2.04
Distributions from and/or in Excess of:
Net Investment Income	—		(0.30)	(0.33)	(0.15)		(0.28)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.00	‡	0.00	‡
Net Asset Value, End of Period	$14.50		$14.87	$15.23	$16.71		$14.12
Total Return++	(2.49	)%#	(0.47)%	(6.91)%	19.49%		16.53	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,785		$9,053	$9,763	$12,072		$11,982
Ratio of Expenses to Average Net Assets (1)	1.80	%+*	1.80%+	1.80%+	1.72	%+^^	1.70	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	1.80	%+*	1.80%+	1.80%+	1.73	%+^^	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.26	%+*	0.97%+	1.48%+	1.24	%+	(0.91	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00	%§	0.00	%§*
Portfolio Turnover Rate	16	%#	29%	29%	29%		23	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.95	%*	1.89%	1.89%	1.78%		1.70	%*
Net Investment Income (Loss) to Average Net Assets	2.11	%*	0.88%	1.38%	1.18%		(0.91	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.80% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.70% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

International Equity Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2016 (unaudited)		Period from April 30, 2015^ to December 31, 2015
Net Asset Value, Beginning of Period	$14.77		$16.70
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.17		(0.03)
Net Realized and Unrealized Loss	(0.55)		(1.53)
Total from Investment Operations	(0.38)		(1.56)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.37)
Redemption Fees	0.00	‡	0.00	‡
Net Asset Value, End of Period	$14.39		$14.77
Total Return++	(2.57	)%#	(9.41	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$821		$372
Ratio of Expenses to Average Net Assets (1)	2.05	%+*	2.05	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	2.05	%+*	2.05	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.42	%+*	(0.27	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§*
Portfolio Turnover Rate	16	%#	29	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	2.32	%*	2.75	%*
Net Investment Income (Loss) to Average Net Assets	2.15	%*	(0.97	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

International Equity Portfolio

	Class IS
	Six Months Ended June 30, 2016		Year Ended December 31,		Period from September 13, 2013^ to
Selected Per Share Data and Ratios	(unaudited)		2015	2014	December 31, 2013
Net Asset Value, Beginning of Period	$15.10		$15.47	$16.98	$16.08
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.24		0.30	0.40	(0.01)
Net Realized and Unrealized Gain (Loss)	(0.55)		(0.23)	(1.43)	1.19
Total from Investment Operations	(0.31)		0.07	(1.03)	1.18
Distributions from and/or in Excess of:
Net Investment Income	—		(0.44)	(0.48)	(0.28)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.00	‡
Net Asset Value, End of Period	$14.79		$15.10	$15.47	$16.98
Total Return++	(2.05	)%#	0.40%	(6.07)%	7.42	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,094,624		$872,167	$715,262	$285,253
Ratio of Expenses to Average Net Assets (1)	0.91	%+*	0.91%+	0.91%+	0.91	%+^^*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	0.91	%+*	0.91%+	0.91%+	0.91	%+^^*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	3.29	%+*	1.84%+	2.36%+	(0.29	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00	%§*
Portfolio Turnover Rate	16	%#	29%	29%	29	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation
Expenses to Average Net Assets	0.91%		0.91%	0.91%	0.91	%*
Net Investment Income (Loss) to Average Net Assets	3.29%		1.84%	2.36%	(0.29	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.91% for Class IS shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-nine separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the International Equity Portfolio. The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.

The Portfolio offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Portfolio suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), each a whole owned subsidiary of Morgan Stanley, determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$77,581	$—	$77,581
Auto Components	—	82,685	—	82,685
Automobiles	—	51,397	—	51,397
Banks	—	105,958	—	105,958
Beverages	—	116,746	—	116,746
Chemicals	—	108,325	—	108,325
Construction Materials	—	81,151	—	81,151
Diversified Telecommunication Services	—	121,117	—	121,117
Electronic Equipment, Instruments & Components	—	148,144	—	148,144
Food Products	—	195,939	—	195,939
Household Durables	—	27,263	—	27,263
Household Products	—	205,137	—	205,137
Industrial Conglomerates	—	21,154	—	21,154
Insurance	—	329,000	—	329,000
Machinery	—	42,943	—	42,943
Media	—	166,206	—	166,206
Metals & Mining	114,252	—	—	114,252
Oil, Gas & Consumable Fuels	—	94,672	—	94,672
Personal Products	—	369,110	—	369,110
Pharmaceuticals	—	709,227	—	709,227
Professional Services	—	61,589	—	61,589
Real Estate Management & Development	—	46,405	—	46,405
Semiconductors & Semiconductor Equipment	—	68,801	—	68,801
Software	—	66,599	—	66,599
Specialty Retail	—	11,223	—	11,223
Tobacco	—	492,451	—	492,451
Trading Companies & Distributors	—	171,673	—	171,673
Total Common Stocks	114,252	3,972,496	—	4,086,748
Short-Term Investments
Investment Company	71,907	—	—	71,907
Repurchase Agreements	—	1,251	—	1,251
Total Short-Term Investments	71,907	1,251	—	73,158
Total Assets	186,159	3,973,747	—	4,159,906
Liabilities:
Foreign Currency Forward Exchange Contract	—	(5,635)	—	(5,635)
Total	$186,159	$3,968,112	$—	$4,154,271

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, the Portfolio did not have any investments transfer between investment levels. At June 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Portfolio takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolio, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

Portfolio had not been leveraged. Although the Adviser and/or Sub-Advisers seek to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2016.

	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contract	Unrealized Depreciation on Foreign Currency Forward Exchange Contract	Currency Risk	$(5,635)

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2016 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(40,016)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$768

At June 30, 2016, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(a) (000)	Liabilities(a) (000)
Foreign Currency Forward Exchange Contract	$—	$(5,635)

(a) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Commonwealth Bank of Australia	$5,635	$—	$—	$5,635

For the six months ended June 30, 2016, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$241,321,000

6.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$8,557	(b)	$—	$(8,557	)(c)(d)	$0

(b) Represents market value of loaned securities at period end.

(c) The Portfolio received cash collateral of approximately $6,450,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of approximately $2,559,000 in the form of U.S. Government obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(d) The actual collateral received is greater than the amount shown here due to overcollateralization.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

("ASU No. 2014-11"), "Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures". ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$6,450	$—	$—	$—	$6,450
Total Borrowings	$6,450	$—	$—	$—	$6,450
Gross amount of recognized liabilities for securities lending transactions					$6,450

7.  Redemption Fees: The Portfolio will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares, Class C shares and Class IS shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

8.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date

(date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $10 billion	Over $10 billion
0.80%	0.75%

For the six months ended June 30, 2016, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.79% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class I shares, 1.30% for Class A shares, 1.80% for Class L shares, 2.05% for Class C shares and 0.91% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2016, approximately $81,000 of advisory fees were waived and approximately $633,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and Sub-Advisers and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $665,748,000 and $659,065,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2016.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2016, advisory fees paid were reduced by approximately $66,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2016 is as follows:

Value December 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2016 (000)
$114,192	$391,530	$433,815	$64	$71,907

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

The Portfolio is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2016, the Portfolio did not engage in any cross-trade transactions.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states.

Generally, each of the tax years in the four-year period ended December 31, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 Distributions Paid From:		2014 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$121,703	$—	$144,283	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and basis adjustments on certain equity securities designated as passive foreign investment companies, resulted in the following reclassifications among the components of net assets at December 31, 2015:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in-Capital (000)
$6,723	$(6,723)	$—

At December 31, 2015, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$4,435	$—

At December 31, 2015, the Portfolio had available for Federal income tax purposes unused short term and long term capital

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

losses of approximately $20,709,000 and $60,377,000, respectively, that do not have an expiration date.

In addition, at December 31, 2015, the Portfolio had available for Federal income tax purposes unused capital losses which will expire on the indicated dates:

Amount (000)	Expiration*
$10,001	December 31, 2016
8,116	December 31, 2017

* Includes capital losses acquired from Morgan Stanley International Value Equity Fund that may be subject to limitation under IRC section 382 in future years, reducing the total carryforwad available.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended June 30, 2016, the Fund did not have any borrowings under the facility.

J. Other: At June 30, 2016, the Portfolio had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 41.8%.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2015, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Broadridge. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee and total expense ratio were higher than but close to its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc., which describes in detail the Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

31

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2016 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIIESAN
1557926 EXP. 08.31.17

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

International Real Estate Portfolio

Semi-Annual Report

June 30, 2016

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	16
Investment Advisory Agreement Approval	23
Privacy Notice	25
Director and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Portfolio, including performance, characteristics, and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in International Real Estate Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2016

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Expense Example (unaudited)

International Real Estate Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemptions fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Actual Ending Account Value 6/30/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
International Real Estate Portfolio Class I	$1,000.00	$1,014.40	$1,019.89	$5.01	$5.02	1.00%
International Real Estate Portfolio Class A	1,000.00	1,012.30	1,018.15	6.75	6.77	1.35
International Real Estate Portfolio Class L	1,000.00	1,010.20	1,015.66	9.25	9.27	1.85
International Real Estate Portfolio Class C	1,000.00	1,009.20	1,014.42	10.49	10.52	2.10
International Real Estate Portfolio Class IS	1,000.00	1,014.40	1,020.04	4.86	4.87	0.97

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments

International Real Estate Portfolio

	Shares	Value (000)
Common Stocks (99.0%)
Australia (12.2%)
Dexus Property Group REIT	67,348	$455
Goodman Group REIT	256,737	1,369
GPT Group REIT	270,658	1,095
Investa Office Fund REIT	59,875	191
Mirvac Group REIT	296,222	448
Scentre Group REIT	738,239	2,715
Shopping Centres Australasia Property Group REIT	38,010	65
Stockland REIT	238,109	839
Vicinity Centres REIT	158,952	395
Westfield Corp. REIT	284,358	2,266
		9,838
Austria (0.4%)
Atrium European Real Estate Ltd. (a)	57,416	247
BUWOG AG (a)	3,816	88
		335
China (1.1%)
China Overseas Land & Investment Ltd. (b)	108,000	345
China Resources Land Ltd. (b)	22,000	51
Global Logistic Properties Ltd.	384,300	519
		915
Finland (1.0%)
Citycon Oyj	355,556	809
France (7.2%)
Fonciere Des Regions REIT	3,525	314
Gecina SA REIT	6,454	882
ICADE REIT	10,081	717
Klepierre REIT	24,332	1,085
Unibail-Rodamco SE REIT	10,863	2,846
		5,844
Germany (3.7%)
ADO Properties SA (c)	3,121	120
Alstria Office AG REIT (a)	4,489	61
Deutsche Euroshop AG	2,597	119
Deutsche Wohnen AG	28,715	974
LEG Immobilien AG (a)	1,447	135
Vonovia SE	44,504	1,624
		3,033
Hong Kong (24.4%)
Cheung Kong Property Holdings Ltd.	400,500	2,521
Hang Lung Properties Ltd.	123,000	250
Henderson Land Development Co., Ltd.	160,193	908
Hongkong Land Holdings Ltd.	545,700	3,335
Hysan Development Co., Ltd.	432,836	1,930
Kerry Properties Ltd.	86,271	213
Link REIT	240,395	1,645
New World Development Co., Ltd.	656,748	667
Sino Land Co., Ltd.	66,945	110
Sun Hung Kai Properties Ltd.	436,456	5,259
	Shares	Value (000)
Swire Properties Ltd.	636,300	$1,693
Wharf Holdings Ltd. (The)	197,117	1,206
		19,737
Ireland (1.4%)
Green REIT PLC	331,951	514
Hibernia REIT PLC	430,522	642
		1,156
Italy (0.1%)
Beni Stabili SpA REIT (a)	93,158	58
Japan (25.7%)
Activia Properties, Inc. REIT	97	512
Advance Residence Investment Corp. REIT	107	286
Aeon Mall Co., Ltd.	4,000	52
Daiwa Office Investment Corp. REIT	43	254
Frontier Real Estate Investment Corp. REIT	19	98
GLP J-REIT	314	396
Hulic Co., Ltd.	27,100	284
Hulic REIT, Inc.	53	96
Invincible Investment Corp. REIT	296	186
Japan Hotel REIT Investment Corp. REIT	64	54
Japan Prime Realty Investment Corp. REIT	19	81
Japan Real Estate Investment Corp. REIT	191	1,176
Japan Retail Fund Investment Corp. REIT	292	743
Kenedix Office Investment Corp. REIT	29	172
Mitsubishi Estate Co., Ltd.	238,000	4,352
Mitsui Fudosan Co., Ltd.	185,000	4,223
Mori Hills Investment Corp. REIT	191	299
Mori Trust Sogo Reit, Inc. REIT	158	299
Nippon Building Fund, Inc. REIT	246	1,512
Nippon Prologis, Inc. REIT	237	576
Nomura Real Estate Master Fund, Inc. REIT	717	1,133
Orix, Inc. J-REIT	272	467
Premier Investment Corp. REIT	23	30
Sumitomo Realty & Development Co., Ltd.	90,000	2,429
Tokyo Tatemono Co., Ltd.	4,400	53
Top REIT, Inc. REIT	13	52
United Urban Investment Corp. REIT	567	1,019
		20,834
Malta (0.0%)
BGP Holdings PLC (a)(d)(e)	4,769,371	—
Netherlands (1.6%)
Eurocommercial Properties N.V. CVA REIT	15,757	676
Vastned Retail N.V. REIT	2,028	82
Wereldhave N.V. REIT	10,948	497
		1,255
Norway (1.0%)
Entra ASA (c)	77,008	728
Norwegian Property ASA	91,290	100
		828
The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

International Real Estate Portfolio

	Shares	Value (000)
Singapore (2.3%)
Ascendas Real Estate Investment Trust REIT	133,300	$246
CapitaLand Commercial Trust Ltd. REIT	205,200	226
CapitaLand Ltd.	146,500	337
CapitaLand Mall Trust REIT	244,900	389
Mapletree Logistics Trust REIT	336,600	251
Suntec REIT	67,500	89
UOL Group Ltd.	76,022	310
		1,848
Spain (0.6%)
Hispania Activos Inmobiliarios SAU REIT	1,292	15
Inmobiliaria Colonial SA	249,317	181
Merlin Properties Socimi SA REIT	28,940	306
		502
Sweden (1.7%)
Atrium Ljungberg AB, Class B	16,607	268
Castellum AB	31,401	447
Fabege AB	4,895	83
Hufvudstaden AB, Class A	39,173	613
		1,411
Switzerland (1.9%)
Mobimo Holding AG (Registered) (a)	106	24
PSP Swiss Property AG (Registered)	13,813	1,338
Swiss Prime Site AG (Registered) (a)	1,700	154
		1,516
United Kingdom (12.7%)
British Land Co., PLC REIT	237,963	1,971
Capital & Regional PLC REIT	326,012	229
Derwent London PLC REIT	23,020	811
Great Portland Estates PLC REIT	82,775	693
Hammerson PLC REIT	142,044	1,038
Helical Bar PLC	16,072	61
Intu Properties PLC REIT	198,851	778
Kennedy Wilson Europe Real Estate PLC	14,949	192
Land Securities Group PLC REIT	172,827	2,446
LXB Retail Properties PLC (a)	291,600	245
Segro PLC REIT	95,156	534
Shaftesbury PLC REIT	10,449	123
ST Modwen Properties PLC	110,978	398
Unite Group PLC	22,437	186
Urban & Civic PLC	142,753	398
Workspace Group PLC REIT	19,560	182
		10,285
Total Common Stocks (Cost $80,170)		80,204
	Shares	Value (000)
Short-Term Investment (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G) (Cost $470)	469,538	$470
Total Investments (99.6%) (Cost $80,640) (f)(g)		80,674
Other Assets in Excess of Liabilities (0.4%)		314
Net Assets (100.0%)		$80,988

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  Security has been deemed illiquid at June 30, 2016.

(e)  At June 30, 2016, the Portfolio held a fair valued security valued at $0, representing 0.00% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(f)  The approximate fair value and percentage of net assets, $80,204,000 and 99.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(g)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $6,396,000 and the aggregate gross unrealized depreciation is approximately $6,362,000 resulting in net unrealized appreciation of approximately $34,000.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	53.3%
Retail	21.1
Office	14.9
Other*	10.7
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

International Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $80,170)	$80,204
Investment in Security of Affiliated Issuer, at Value (Cost $470)	470
Total Investments in Securities, at Value (Cost $80,640)	80,674
Foreign Currency, at Value (Cost $105)	103
Receivable for Investments Sold	573
Dividends Receivable	207
Tax Reclaim Receivable	48
Receivable for Portfolio Shares Sold	1
Receivable from Affiliate	—	@
Other Assets	62
Total Assets	81,668
Liabilities:
Payable for Investments Purchased	343
Payable for Portfolio Shares Redeemed	129
Payable for Advisory Fees	103
Payable for Custodian Fees	50
Payable for Professional Fees	27
Payable for Administration Fees	5
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Sub Transfer Agency Fees — Class I	1
Payable for Sub Transfer Agency Fees — Class A	1
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Directors' Fees and Expenses	1
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	19
Total Liabilities	680
Net Assets	$80,988
Net Assets Consist Of:
Paid-in-Capital	$688,336
Undistributed Net Investment Income	902
Accumulated Net Realized Loss	(608,275)
Unrealized Appreciation (Depreciation) on:
Investments	34
Foreign Currency Translations	(9)
Net Assets	$80,988

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

International Real Estate Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2016 (000)
CLASS I:
Net Assets	$57,629
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,035,316
Net Asset Value, Offering and Redemption Price Per Share	$18.99
CLASS A:
Net Assets	$2,039
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	107,542
Net Asset Value, Redemption Price Per Share	$18.96
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.05
Maximum Offering Price Per Share	$20.01
CLASS L:
Net Assets	$55
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,934
Net Asset Value, Offering and Redemption Price Per Share	$18.80
CLASS C:
Net Assets	$23
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,206
Net Asset Value, Offering and Redemption Price Per Share	$18.66
CLASS IS:
Net Assets	$21,242
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,119,047
Net Asset Value, Offering and Redemption Price Per Share	$18.98

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

International Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2016 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $112 of Foreign Taxes Withheld)	$1,678
Dividends from Security of Affiliated Issuer (Note G)	— @
Total Investment Income	1,678
Expenses:
Advisory Fees (Note B)	334
Custodian Fees (Note F)	59
Professional Fees	55
Registration Fees	36
Administration Fees (Note C)	33
Sub Transfer Agency Fees — Class I	11
Sub Transfer Agency Fees — Class A	2
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Shareholder Reporting Fees	7
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Pricing Fees	5
Shareholder Services Fees — Class A (Note D)	3
Distribution and Shareholder Services Fees — Class L (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Directors' Fees and Expenses	2
Other Expenses	9
Total Expenses	562
Waiver of Advisory Fees (Note B)	(135)
Reimbursement of Class Specific Expenses — Class I (Note B)	(4)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	419
Net Investment Income	1,259
Realized Loss:
Investments Sold	(1,918)
Foreign Currency Transactions	(1)
Net Realized Loss	(1,919)
Change in Unrealized Appreciation (Depreciation):
Investments	1,584
Foreign Currency Translations	1
Net Change in Unrealized Appreciation (Depreciation)	1,585
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(334)
Net Increase in Net Assets Resulting from Operations	$925

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

International Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,259	$1,774
Net Realized Loss	(1,919)	(4,948)
Net Change in Unrealized Appreciation (Depreciation)	1,585	199
Net Increase (Decrease) in Net Assets Resulting from Operations	925	(2,975)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(1,912)
Class A:
Net Investment Income	—	(53)
Class H:**
Net Investment Income	—	(1)
Class L:
Net Investment Income	—	(1)
Class C:
Net Investment Income	—	(— @)
Class IS:
Net Investment Income	—	(294)
Total Distributions	—	(2,261)
Capital Share Transactions:(1)
Class I:
Subscribed	1,400	5,627
Distributions Reinvested	—	1,015
Redeemed	(11,840)	(29,676)
Class A:
Subscribed	14	128
Distributions Reinvested	—	47
Redeemed	(297)	(525)
Class H:**
Distributions Reinvested	—	1
Redeemed	(10)	(103)
Class L:
Distributions Reinvested	—	1
Redeemed	—	(40)
Class C:
Subscribed	—	25 *
Distributions Reinvested	—	— @*
Redeemed	—	(— @)*
Class IS:
Subscribed	112	19,970
Distributions Reinvested	—	294
Redeemed	(115)	(555)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(10,736)	(3,791)
Redemption Fees	— @	— @
Total Decrease in Net Assets	(9,811)	(9,027)
Net Assets:
Beginning of Period	90,799	99,826
End of Period (Including Undistributed Net Investment Income and Distributions in Excess of Net Investment Income of $902 and $(357), respectively)	$80,988	$90,799

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

International Real Estate Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	78	272
Shares Issued on Distributions Reinvested	—	52
Shares Redeemed	(646)	(1,473)
Net Decrease in Class I Shares Outstanding	(568)	(1,149)
Class A:
Shares Subscribed	— @@	6
Shares Issued on Distributions Reinvested	—	2
Shares Redeemed	(16)	(26)
Net Decrease in Class A Shares Outstanding	(16)	(18)
Class H:**
Shares Issued on Distributions Reinvested	—	—	@@
Shares Redeemed	(1)	(5)
Net Decrease in Class H Shares Outstanding	(1)	(5)
Class L:
Shares Issued on Distributions Reinvested	—	—	@@
Shares Redeemed	—	(2)
Net Decrease in Class L Shares Outstanding	—	(2)
Class C:
Shares Subscribed	—	1	*
Shares Issued on Distributions Reinvested	—	—	@@*
Shares Redeemed	—	(—	@@)*
Net Increase in Class C Shares Outstanding	—	1
Class IS:
Shares Subscribed	6	1,002
Shares Issued on Distributions Reinvested	—	15
Shares Redeemed	(6)	(27)
Net Increase (Decrease) in Class IS Shares Outstanding	(— @@)	990

*  For the period April 30, 2015 through December 31, 2015.

**  Class H shares were liquidated on February 29, 2016.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

International Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013		2012	2011
Net Asset Value, Beginning of Period	$18.72		$19.84	$19.99	$20.16		$14.66	$18.85
Income (Loss) from Investment Operations:
Net Investment Income†	0.28		0.37	0.39	0.41		0.44	0.39
Net Realized and Unrealized Gain (Loss)	(0.01)		(1.00)	(0.07)	0.65		5.89	(4.04)
Total from Investment Operations	0.27		(0.63)	0.32	1.06		6.33	(3.65)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.49)	(0.47)	(1.23)		(0.83)	(0.54)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.00	‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$18.99		$18.72	$19.84	$19.99		$20.16	$14.66
Total Return++	1.44	%#	(3.29)%	1.61%	5.56%		44.05%	(19.92)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$57,629		$67,459	$94,269	$130,023		$138,390	$207,695
Ratio of Expenses to Average Net Assets (1)	1.00	%+*	1.00%+	1.00%+	1.00	%+	1.00%+	1.00%+
Ratio of Net Investment Income to Average Net Assets (1)	3.00	%+*	1.84%+	1.91%+	2.00	%+	2.54%+	2.17%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00	%§	0.00%§	0.00%§
Portfolio Turnover Rate	12	%#	37%	59%	40%		31%	18%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.34	%*	1.29%	1.16%	1.23	%+	1.12%	N/A
Net Investment Income to Average Net Assets	2.66	%*	1.55%	1.75%	1.76	%+	2.42%	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

International Real Estate Portfolio

	Class A
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013		2012	2011
Net Asset Value, Beginning of Period	$18.73		$19.84	$19.98	$20.14		$14.65	$18.83
Income (Loss) from Investment Operations:
Net Investment Income†	0.25		0.30	0.31	0.35		0.39	0.34
Net Realized and Unrealized Gain (Loss)	(0.02)		(1.00)	(0.06)	0.66		5.89	(4.04)
Total from Investment Operations	0.23		(0.70)	0.25	1.01		6.28	(3.70)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.41)	(0.39)	(1.17)		(0.79)	(0.48)
Redemption Fees	0.00	‡	—	0.00 ‡	0.00	‡	0.00 ‡	0.00 ‡
Net Asset Value, End of Period	$18.96		$18.73	$19.84	$19.98		$20.14	$14.65
Total Return++	1.23	%#	(3.61)%	1.27%	5.28%		43.71%	(20.16)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,039		$2,308	$2,792	$3,331		$4,431	$3,400
Ratio of Expenses to Average Net Assets (1)	1.35	%+*	1.35%+	1.35%+	1.27	%+^	1.25%+	1.25%+
Ratio of Net Investment Income to Average Net Assets (1)	2.66	%+*	1.48%+	1.55%+	1.72	%+	2.23%+	1.92%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00	%§	0.00%§	0.00%§
Portfolio Turnover Rate	12	%#	37%	59%	40%		31%	18%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.81	%*	1.70%	1.58%	1.53	%+	1.38%	N/A
Net Investment Income to Average Net Assets	2.20	%*	1.13%	1.32%	1.47	%+	2.10%	N/A

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.25% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

International Real Estate Portfolio

	Class L
	Six Months Ended June 30, 2016		Year Ended December 31,				Period from April 27, 2012^ to
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013		December 31, 2012
Net Asset Value, Beginning of Period	$18.61		$19.69	$19.86	$20.13		$17.31
Income (Loss) from Investment Operations:
Net Investment Income†	0.20		0.18	0.21	0.22		0.16
Net Realized and Unrealized Gain (Loss)	(0.01)		(0.97)	(0.06)	0.68		3.40
Total from Investment Operations	0.19		(0.79)	0.15	0.90		3.56
Distributions from and/or in Excess of:
Net Investment Income	—		(0.29)	(0.32)	(1.17)		(0.74)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	—		—
Net Asset Value, End of Period	$18.80		$18.61	$19.69	$19.86		$20.13
Total Return++	1.02	%#	(4.11)%	0.75%	4.73%		21.28	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$55		$55	$95	$73		$12
Ratio of Expenses to Average Net Assets (1)	1.85	%+*	1.85%+	1.85%+	1.81	%+^^	1.75	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.23	%+*	0.90%+	1.05%+	1.08	%+	1.37	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00	%§	0.00	%§*
Portfolio Turnover Rate	12	%#	37%	59%	40%		31	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	5.17	%*	4.58%	3.90%	3.44	%+	1.93	%*
Net Investment Income (Loss) to Average Net Assets	(1.09	)%*	(1.83)%	(1.00)%	(0.55	)%+	1.19	%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.85% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.75% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

International Real Estate Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2016 (unaudited)		Period from April 30, 2015^ to December 31, 2015
Net Asset Value, Beginning of Period	$18.50		$21.28
Income (Loss) from Investment Operations:
Net Investment Income†	0.18		0.06
Net Realized and Unrealized Loss	(0.02)		(2.48)
Total from Investment Operations	0.16		(2.42)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.36)
Redemption Fees	—		0.00	‡
Net Asset Value, End of Period	$18.66		$18.50
Total Return++	0.92	%#	(11.47	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$23		$22
Ratios of Expenses to Average Net Assets (1)	2.10	%+*	2.10	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.98	%+*	0.45	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§*
Portfolio Turnover Rate	12	%#	37%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	11.39	%*	10.98	%*
Net Investment Loss to Average Net Assets	(7.31	)%*	(8.43	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

International Real Estate Portfolio

	Class IS
	Six Months Ended June 30, 2016		Year Ended December 31,		Period from September 13, 2013^ to
Selected Per Share Data and Ratios	(unaudited)		2015	2014	December 31, 2013
Net Asset Value, Beginning of Period	$18.71		$19.83	$19.99	$19.97
Income (Loss) from Investment Operations:
Net Investment Income†	0.29		0.37	0.23	0.11
Net Realized and Unrealized Gain (Loss)	(0.02)		(1.00)	0.09	0.22
Total from Investment Operations	0.27		(0.63)	0.32	0.33
Distributions from and/or in Excess of:
Net Investment Income	—		(0.49)	(0.48)	(0.31)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	—
Net Asset Value, End of Period	$18.98		$18.71	$19.83	$19.99
Total Return++	1.44	%#	(3.26)%	1.60%	1.68	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$21,242		$20,944	$2,557	$10
Ratio of Expenses to Average Net Assets (1)	0.97	%+*	0.97%+	0.97%+	0.97	%+^^*
Ratio of Net Investment Income to Average Net Assets (1)	3.11	%+*	1.86%+	1.14%+	1.76	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00	%§*
Portfolio Turnover Rate	12	%#	37%	59%	40	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation
Expenses to Average Net Assets	1.30	%*	1.30%	1.13%	6.46	%*
Net Investment Income (Loss) to Average Net Assets	2.78	%*	1.53%	0.98%	(3.73	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.97% for Class IS shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-nine separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the International Real Estate Portfolio. The Portfolio seeks to provide current income and long-term capital appreciation.

The Portfolio offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Portfolio suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

Effective February 29, 2016, the Fund's Board of Directors (the "Directors") approved the elimination of the H share class.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), each a whole owned subsidiary of Morgan Stanley, determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

The Portfolio invests a significant portion of its assets in securities of real estate investment trusts ("REITs"). The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Portfolio.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Diversified	$—	$42,979	$—	†	$42,979	†
Industrial	—	3,891	—		3,891
Lodging/Resorts	—	54	—		54
Mixed Industrial/Office	—	455	—		455
Office	—	11,997	—		11,997
Residential	—	3,809	—		3,809
Retail	—	17,019	—		17,019
Total Common Stocks	—	80,204	—	†	80,204	†
Short-Term Investment
Investment Company	470	—	—		470
Total Assets	$470	$80,204	$—	†	$80,674	†

†  Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, the Portfolio did not have any investments transfer between investment levels. At June 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2016	$—

†  Includes one security which is valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Redemption Fees: The Portfolio will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares, Class C shares and Class IS shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.80% of the daily net assets of the Portfolio.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares and 0.97% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2016, approximately $135,000 of advisory fees were waived and approximately $8,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and Sub-Advisers and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $9,911,000 and $19,436,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2016.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

"Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2016 is as follows:

Value December 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2016 (000)
$602	$7,001	$7,133	$—	@	$470

@ Amount is less than $500.

During the six months ended June 30, 2016, the Portfolio incurred less than $500 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser/Administrator, Sub-Advisers and Distributor, for portfolio transactions executed on behalf of the Portfolio.

The Portfolio is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2016, the Portfolio engaged in cross-trade purchases of approximately $17,000.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly,

no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 Distributions Paid From:		2014 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,263	$—	$3,177	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and basis adjustments on certain equity securities designated as passive foreign investment companies, resulted in the following

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

reclassifications among the components of net assets at December 31, 2015:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$323	$(329)	$6

At December 31, 2015, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$454	$—

At December 31, 2015, the Portfolio had available for Federal income tax purposes unused short-term capital losses of approximately $2,733,000 and long-term capital losses of approximately $207,449,000 that do not have an expiration date.

In addition, at December 31, 2015, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration dates:

Amount (000)	Expiration
$98,798	December 31, 2016
217,627	December 31, 2017
66,872	December 31, 2018

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended June 30, 2016, the Fund did not have any borrowings under the facility.

J. Other: At June 30, 2016, the Portfolio had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 70.3%.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2015, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was below its peer group average for the one-, three and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Broadridge. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc., which describes in detail the Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

28

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2016 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIIRESAN
1558902 EXP. 08.31.17

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Semi-Annual Report

June 30, 2016

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	17
Investment Advisory Agreement Approval	24
Privacy Notice	26
Director and Officer Information	29

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Portfolio, including performance, characteristics, and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Real Estate Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2016

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Expense Example (unaudited)

Global Real Estate Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Actual Ending Account Value 6/30/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Real Estate Portfolio Class I	$1,000.00	$1,068.50	$1,019.69	$5.35	$5.22	1.04%
Global Real Estate Portfolio Class A	1,000.00	1,066.10	1,018.20	6.88	6.72	1.34
Global Real Estate Portfolio Class L	1,000.00	1,064.10	1,015.91	9.24	9.02	1.80
Global Real Estate Portfolio Class C	1,000.00	1,062.50	1,014.17	11.03	10.77	2.15
Global Real Estate Portfolio Class IS	1,000.00	1,067.50	1,020.09	4.93	4.82	0.96

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.1%)
Australia (5.1%)
Dexus Property Group REIT	769,553	$5,197
Goodman Group REIT	2,736,908	14,589
GPT Group REIT	2,835,366	11,470
Investa Office Fund REIT	627,236	2,007
Mirvac Group REIT	3,500,870	5,296
Scentre Group REIT	7,513,051	27,633
Shopping Centres Australasia Property Group REIT	401,222	685
Stockland REIT	2,483,008	8,745
Vicinity Centres REIT	1,874,708	4,665
Westfield Corp. REIT	2,998,967	23,894
		104,181
Austria (0.2%)
Atrium European Real Estate Ltd. (a)	573,247	2,465
BUWOG AG (a)	35,053	809
		3,274
Brazil (0.0%)
BR Properties SA	107,590	251
Canada (2.1%)
Boardwalk REIT	155,661	6,935
Brookfield Canada Office Properties REIT	251,432	5,586
Crombie Real Estate Investment Trust REIT	275,920	3,278
Dream Office Real Estate Investment Trust REIT	193,248	2,779
Extendicare, Inc.	159,067	1,002
First Capital Realty, Inc.	388,492	6,664
RioCan REIT	640,921	14,550
Smart Real Estate Investment Trust REIT	81,154	2,400
		43,194
China (0.5%)
China Overseas Land & Investment Ltd. (b)	1,332,000	4,251
China Resources Land Ltd. (b)	234,000	549
Global Logistic Properties Ltd.	3,770,900	5,089
		9,889
Finland (0.4%)
Citycon Oyj	3,530,593	8,034
France (2.8%)
Fonciere Des Regions REIT	33,390	2,972
Gecina SA REIT	63,951	8,742
ICADE REIT	98,349	6,993
Klepierre REIT	237,783	10,608
Unibail-Rodamco SE REIT	107,395	28,137
		57,452
Germany (1.4%)
ADO Properties SA (c)	30,522	1,173
Alstria Office AG REIT (a)	83,069	1,122
Deutsche Euroshop AG	25,753	1,178
Deutsche Wohnen AG	274,750	9,324
LEG Immobilien AG (a)	11,291	1,055
Vonovia SE	425,483	15,528
		29,380
	Shares	Value (000)
Hong Kong (10.0%)
Cheung Kong Property Holdings Ltd.	4,056,500	$25,534
Hang Lung Properties Ltd.	1,392,000	2,826
Henderson Land Development Co., Ltd.	1,623,602	9,200
Hongkong Land Holdings Ltd.	5,525,300	33,772
Hysan Development Co., Ltd.	4,517,014	20,142
Kerry Properties Ltd.	875,220	2,159
Link REIT	2,866,775	19,612
New World Development Co., Ltd.	7,000,109	7,111
Sino Land Co., Ltd.	973,637	1,606
Sun Hung Kai Properties Ltd.	4,387,367	52,859
Swire Properties Ltd.	6,871,600	18,288
Wharf Holdings Ltd. (The)	2,056,763	12,583
		205,692
Ireland (0.6%)
Green REIT PLC	3,266,825	5,054
Hibernia REIT PLC	4,256,096	6,350
		11,404
Italy (0.0%)
Beni Stabili SpA REIT (a)	935,285	579
Japan (10.3%)
Activia Properties, Inc. REIT	1,267	6,687
Advance Residence Investment Corp. REIT	1,064	2,844
Aeon Mall Co., Ltd.	42,400	553
Daiwa Office Investment Corp. REIT	425	2,511
Frontier Real Estate Investment Corp. REIT	199	1,030
GLP J-REIT	3,876	4,894
Hulic Co., Ltd.	292,600	3,068
Invincible Investment Corp. REIT	3,255	2,050
Japan Hotel REIT Investment Corp. REIT	667	559
Japan Prime Realty Investment Corp. REIT	206	882
Japan Real Estate Investment Corp. REIT	1,905	11,725
Japan Retail Fund Investment Corp. REIT	2,887	7,347
Kenedix Office Investment Corp. REIT	338	2,009
Mitsubishi Estate Co., Ltd.	2,388,000	43,662
Mitsui Fudosan Co., Ltd.	1,878,000	42,871
Mori Hills Investment Corp. REIT	1,905	2,977
Mori Trust Sogo Reit, Inc. REIT	1,576	2,978
Nippon Building Fund, Inc. REIT	2,466	15,158
Nippon Prologis, Inc. REIT	2,936	7,130
Nomura Real Estate Master Fund, Inc. REIT	7,243	11,449
Orix, Inc. J-REIT	2,707	4,649
Premier Investment Corp. REIT	285	374
Sumitomo Realty & Development Co., Ltd.	919,000	24,800
Tokyo Tatemono Co., Ltd.	42,700	510
Tokyu, Inc. REIT	208	295
Top REIT, Inc. REIT	141	568
United Urban Investment Corp. REIT	5,338	9,588
		213,168
Malta (0.0%)
BGP Holdings PLC (a)(d)(e)(f)	12,867,024	—

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

	Shares	Value (000)
Netherlands (0.6%)
Eurocommercial Properties N.V. CVA REIT	156,252	$6,704
Vastned Retail N.V. REIT	19,820	805
Wereldhave N.V. REIT	106,993	4,855
		12,364
Norway (0.4%)
Entra ASA (c)	750,270	7,094
Norwegian Property ASA	865,679	944
		8,038
Singapore (0.9%)
Ascendas Real Estate Investment Trust REIT	1,412,600	2,610
CapitaLand Commercial Trust Ltd. REIT	2,035,700	2,239
CapitaLand Ltd.	1,741,000	4,000
CapitaLand Mall Trust REIT	2,495,300	3,962
Mapletree Logistics Trust REIT	3,589,800	2,676
Suntec REIT	704,400	931
UOL Group Ltd.	747,893	3,051
		19,469
Spain (0.2%)
Hispania Activos Inmobiliarios SAU REIT	12,753	150
Inmobiliaria Colonial SA	2,443,851	1,771
Merlin Properties Socimi SA REIT	274,070	2,898
		4,819
Sweden (0.7%)
Atrium Ljungberg AB, Class B	178,347	2,881
Castellum AB	306,869	4,368
Fabege AB	47,840	810
Hufvudstaden AB, Class A	407,379	6,379
		14,438
Switzerland (0.7%)
Mobimo Holding AG (Registered) (a)	1,054	240
PSP Swiss Property AG (Registered)	124,649	12,077
Swiss Prime Site AG (Registered) (a)	15,116	1,367
		13,684
United Kingdom (6.1%)
British Land Co., PLC REIT	3,207,480	26,562
Capital & Regional PLC REIT	3,993,426	2,801
Derwent London PLC REIT	365,187	12,868
Great Portland Estates PLC REIT	1,409,419	11,809
Hammerson PLC REIT	1,420,829	10,380
Helical Bar PLC	156,428	594
Intu Properties PLC REIT	1,943,267	7,603
Kennedy Wilson Europe Real Estate PLC	148,222	1,906
Land Securities Group PLC REIT	2,187,987	30,966
LXB Retail Properties PLC (a)	3,172,353	2,665
Segro PLC REIT	931,514	5,229
Shaftesbury PLC REIT	102,218	1,207
ST Modwen Properties PLC	1,096,597	3,936
Unite Group PLC	166,281	1,378
Urban & Civic PLC	1,396,430	3,891
Workspace Group PLC REIT	191,340	1,782
		125,577
	Shares	Value (000)
United States (55.1%)
Acadia Realty Trust REIT	49,630	$1,763
American Homes 4 Rent, Class A REIT	97,140	1,989
Apartment Investment & Management Co., Class A REIT	449,192	19,836
AvalonBay Communities, Inc. REIT	337,892	60,952
Boston Properties, Inc. REIT	483,052	63,715
Brixmor Property Group, Inc. REIT	239,044	6,325
Camden Property Trust REIT	394,891	34,916
CBL & Associates Properties, Inc. REIT	45,042	419
Chesapeake Lodging Trust REIT	395,401	9,193
Corporate Office Properties Trust REIT	127,543	3,772
Cousins Properties, Inc. REIT	655,168	6,814
CubeSmart REIT	198,706	6,136
DDR Corp. REIT	376,824	6,836
Douglas Emmett, Inc. REIT	434,494	15,433
Duke Realty Corp. REIT	421,440	11,236
Equity Lifestyle Properties, Inc. REIT	51,097	4,090
Equity One, Inc. REIT	91,210	2,935
Equity Residential REIT	1,219,701	84,013
Essex Property Trust, Inc. REIT	119,373	27,228
Exeter Industrial Value Fund, LP REIT (a)(d)(e)(f) (See Note A-4)	1,860,000	593
Gaming and Leisure Properties, Inc. REIT	200,668	6,919
General Growth Properties, Inc. REIT	1,544,249	46,050
HCP, Inc. REIT	101,981	3,608
Healthcare Realty Trust, Inc. REIT	216,453	7,574
Hilton Worldwide Holdings, Inc.	771,251	17,376
Host Hotels & Resorts, Inc. REIT	3,409,314	55,265
Hudson Pacific Properties, Inc. REIT	570,402	16,644
Kimco Realty Corp. REIT	840,380	26,371
LaSalle Hotel Properties REIT	1,124,177	26,508
Lexington Realty Trust REIT	23,753	240
Liberty Property Trust REIT	220,305	8,751
Macerich Co. (The) REIT	4,129	353
Mack-Cali Realty Corp. REIT	89,022	2,404
Mid-America Apartment Communities, Inc. REIT	14,356	1,528
National Retail Properties, Inc. REIT	347,648	17,980
Omega Healthcare Investors, Inc. REIT	277,941	9,436
Paramount Group, Inc. REIT	297,860	4,748
Post Properties, Inc. REIT	44,266	2,703
ProLogis, Inc. REIT	461,377	22,626
Public Storage REIT	212,441	54,298
QTS Realty Trust, Inc., Class A REIT	91,962	5,148
Realty Income Corp. REIT	15,215	1,055
Regency Centers Corp. REIT	480,411	40,225
Rexford Industrial Realty, Inc. REIT	219,901	4,638
Senior Housing Properties Trust REIT	426,998	8,894
Simon Property Group, Inc. REIT	754,096	163,563
Sovran Self Storage, Inc. REIT	78,462	8,232
Spirit Realty Capital, Inc. REIT	206,810	2,641
STORE Capital Corp. REIT	294,884	8,684
Sunstone Hotel Investors, Inc. REIT	364,243	4,396

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

	Shares	Value (000)
United States (cont'd)
Tanger Factory Outlet Centers, Inc. REIT	662,741	$26,629
Taubman Centers, Inc. REIT	127,890	9,490
Ventas, Inc. REIT	447,546	32,590
Vornado Realty Trust REIT	888,851	88,992
Welltower, Inc. REIT	302,375	23,032
WP GLIMCHER, Inc. REIT	140,427	1,571
Xenia Hotels & Resorts, Inc. REIT	319,891	5,368
		1,134,724
Total Common Stocks (Cost $1,622,509)		2,019,611
Short-Term Investment (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (Cost $3,891)	3,890,725	3,891
Total Investments (98.3%) (Cost $1,626,400) (g)(h)		2,023,502
Other Assets in Excess of Liabilities (1.7%)		35,880
Net Assets (100.0%)		$2,059,382

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  Security has been deemed illiquid at June 30, 2016.

(e)  At June 30, 2016, the Portfolio held fair valued securities valued at approximately $593,000, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(f)  Restricted security valued at fair value and not registered under the Securities Act of 1933, Exeter Industrial Value Fund, LP was acquired between 11/07 — 4/11 and has a current cost basis of $110,000. At June 30, 2016, this security had an aggregate market value of approximately $593,000, representing less than 0.05% of net assets.

(g)  The approximate fair value and percentage of net assets, $841,442,000 and 40.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(h)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $441,956,000 and the aggregate gross unrealized depreciation is approximately $44,854,000 resulting in net unrealized appreciation of approximately $397,102,000.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Retail	27.9%
Diversified	27.6
Residential	13.9
Other*	12.6
Office	12.1
Lodging/Resorts	5.9
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Global Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $1,622,509)	$2,019,611
Investment in Security of Affiliated Issuer, at Value (Cost $3,891)	3,891
Total Investments in Securities, at Value (Cost $1,626,400)	2,023,502
Foreign Currency, at Value (Cost $4,865)	4,834
Receivable for Investments Sold	33,491
Dividends Receivable	6,647
Receivable for Portfolio Shares Sold	2,928
Tax Reclaim Receivable	396
Receivable from Affiliate	5
Other Assets	187
Total Assets	2,071,990
Liabilities:
Payable for Investments Purchased	6,313
Payable for Advisory Fees	4,780
Payable for Portfolio Shares Redeemed	876
Payable for Sub Transfer Agency Fees — Class I	252
Payable for Sub Transfer Agency Fees — Class A	5
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Administration Fees	134
Payable for Custodian Fees	89
Payable for Shareholder Services Fees — Class A	31
Payable for Distribution and Shareholder Services Fees — Class L	2
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Professional Fees	23
Payable for Transfer Agency Fees — Class I	4
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Other Liabilities	98
Total Liabilities	12,608
Net Assets	$2,059,382
Net Assets Consist Of:
Paid-in-Capital	$1,700,625
Undistributed Net Investment Income	23,509
Accumulated Net Realized Loss	(61,769)
Unrealized Appreciation (Depreciation) on:
Investments	397,102
Foreign Currency Translations	(85)
Net Assets	$2,059,382

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Global Real Estate Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2016 (000)
CLASS I:
Net Assets	$604,820
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	52,432,423
Net Asset Value, Offering and Redemption Price Per Share	$11.54
CLASS A:
Net Assets	$156,127
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	13,632,263
Net Asset Value, Redemption Price Per Share	$11.45
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.63
Maximum Offering Price Per Share	$12.08
CLASS L:
Net Assets	$2,828
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	250,455
Net Asset Value, Offering and Redemption Price Per Share	$11.29
CLASS C:
Net Assets	$275
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	24,467
Net Asset Value, Offering and Redemption Price Per Share	$11.22
CLASS IS:
Net Assets	$1,295,332
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	112,210,915
Net Asset Value, Offering and Redemption Price Per Share	$11.54

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Global Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2016 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $1,519 of Foreign Taxes Withheld)	$52,121
Dividends from Security of Affiliated Issuer (Note G)	42
Total Investment Income	52,163
Expenses:
Advisory Fees (Note B)	9,606
Administration Fees (Note C)	904
Sub Transfer Agency Fees — Class I	353
Sub Transfer Agency Fees — Class A	80
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Shareholder Services Fees — Class A (Note D)	166
Distribution and Shareholder Services Fees — Class L (Note D)	13
Distribution and Shareholder Services Fees — Class C (Note D)	1
Custodian Fees (Note F)	138
Shareholder Reporting Fees	82
Professional Fees	56
Registration Fees	44
Directors' Fees and Expenses	26
Transfer Agency Fees — Class I (Note E)	8
Transfer Agency Fees — Class A (Note E)	4
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	3
Pricing Fees	7
Other Expenses	45
Total Expenses	11,538
Rebate from Morgan Stanley Affiliate (Note G)	(31)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Net Expenses	11,506
Net Investment Income	40,657
Realized Gain (Loss):
Investments Sold	(11,120)
Foreign Currency Transactions	461
Net Realized Loss	(10,659)
Change in Unrealized Appreciation (Depreciation):
Investments	111,088
Foreign Currency Translations	(27)
Net Change in Unrealized Appreciation (Depreciation)	111,061
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	100,402
Net Increase in Net Assets Resulting from Operations	$141,059

@  Amount is less than $500.
The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Global Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$40,657	$40,749
Net Realized Gain (Loss)	(10,659)	41,627
Net Change in Unrealized Appreciation (Depreciation)	111,061	(106,276)
Net Increase (Decrease) in Net Assets Resulting from Operations	141,059	(23,900)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(21,346)
Class A:
Net Investment Income	—	(2,184)
Class L:
Net Investment Income	—	(48)
Class C:
Net Investment Income	—	(3)
Class IS:
Net Investment Income	—	(18,420)
Total Distributions	—	(42,001)
Capital Share Transactions:(1)
Class I:
Subscribed	63,805	271,674
Distributions Reinvested	—	20,026
Redeemed	(697,299)	(900,616)
Class A:
Subscribed	60,913	75,282
Distributions Reinvested	—	2,164
Redeemed	(48,353)	(44,823)
Class L:
Subscribed	—	392
Distributions Reinvested	—	48
Redeemed	(1,832)	(554)
Class C:
Subscribed	70	195 *
Distributions Reinvested	—	2 *
Class IS:
Subscribed	688,483	611,395
Distributions Reinvested	—	16,673
Redeemed	(493,188)	(165,921)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(427,401)	(114,063)
Total Decrease in Net Assets	(286,342)	(179,964)
Net Assets:
Beginning of Period	2,345,724	2,525,688
End of Period (Including Undistributed Net Investment Income and Accumulated Undistributed Distributions in Excess of Net Investment Income of $23,509 and $(17,148), respectively)	$2,059,382	$2,345,724

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Global Real Estate Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	5,844	24,005
Shares Issued on Distributions Reinvested	—	1,847
Shares Redeemed	(63,819)	(80,137)
Net Decrease in Class I Shares Outstanding	(57,975)	(54,285)
Class A:
Shares Subscribed	5,768	6,969
Shares Issued on Distributions Reinvested	—	201
Shares Redeemed	(4,753)	(4,125)
Net Increase in Class A Shares Outstanding	1,015	3,045
Class L:
Shares Subscribed	—	34
Shares Issued on Distributions Reinvested	—	5
Shares Redeemed	(174)	(50)
Net Decrease in Class L Shares Outstanding	(174)	(11)
Class C:
Shares Subscribed	6	18 *
Shares Issued on Distributions Reinvested	—	— @@*
Net Increase in Class C Shares Outstanding	6	18
Class IS:
Shares Subscribed	63,036	54,250
Shares Issued on Distributions Reinvested	—	1,537
Shares Redeemed	(44,560)	(14,851)
Net Increase in Class IS Shares Outstanding	18,476	40,936

*  For the period April 30, 2015 through December 31, 2015.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013		2012		2011
Net Asset Value, Beginning of Period	$10.80		$11.10	$9.91	$9.77		$7.77		$8.78
Income (Loss) from Investment Operations:
Net Investment Income†	0.18		0.18	0.20	0.18		0.17		0.14
Net Realized and Unrealized Gain (Loss)	0.56		(0.28)	1.19	0.16		2.17		(0.99)
Total from Investment Operations	0.74		(0.10)	1.39	0.34		2.34		(0.85)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.20)	(0.20)	(0.20)		(0.34)		(0.16)
Net Asset Value, End of Period	$11.54		$10.80	$11.10	$9.91		$9.77		$7.77
Total Return++	6.85	%#	(0.94)%	14.08%	3.55%		30.19%		(9.67)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$604,820		$1,192,624	$1,828,656	$1,793,614		$1,880,999		$1,337,853
Ratio of Expenses to Average Net Assets (1)	1.04	%+*	1.05%+	1.05%+	1.02	%+	1.02	%+	1.04%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.05%+	N/A	1.02	%+	N/A		N/A
Ratio of Net Investment Income to Average Net Assets (1)	3.43	%+*	1.65%+	1.85%+	1.77	%+	2.42	%+	2.12%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00	%§	0.00	%§	0.00%§
Portfolio Turnover Rate	15	%#	29%	32%	33%		29%		28%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		1.05%	1.05%	N/A		N/A		N/A
Net Investment Income to Average Net Assets	N/A		1.65%	1.85%	N/A		N/A		N/A

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Real Estate Portfolio

	Class A
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014		2013	2012		2011
Net Asset Value, Beginning of Period	$10.74		$11.05	$9.86		$9.72	$7.73		$8.74
Income (Loss) from Investment Operations:
Net Investment Income†	0.18		0.16	0.17		0.15	0.15		0.12
Net Realized and Unrealized Gain (Loss)	0.53		(0.30)	1.19		0.15	2.16		(0.98)
Total from Investment Operations	0.71		(0.14)	1.36		0.30	2.31		(0.86)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.17)	(0.17)		(0.16)	(0.32)		(0.15)
Net Asset Value, End of Period	$11.45		$10.74	$11.05		$9.86	$9.72		$7.73
Total Return++	6.61	%#	(1.25)%	13.88%		3.18%	29.93%		(9.91)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$156,127		$135,517	$105,766		$96,046	$171,413		$130,244
Ratio of Expenses to Average Net Assets (1)	1.34	%+*	1.34%+	1.31	%+	1.30%+^	1.27	%+	1.29%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.34%+	N/A		1.30%+^	N/A		N/A
Ratio of Net Investment Income to Average Net Assets (1)	3.26	%+*	1.47%+	1.60	%+	1.43%+	2.17	%+	1.87%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00	%§	0.00%§	0.00	%§	0.00%§
Portfolio Turnover Rate	15	%#	29%	32%		33%	29%		28%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A	N/A		1.32%	N/A		1.29%
Net Investment Income to Average Net Assets	N/A		N/A	N/A		1.41%	N/A		1.87%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.40% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.30% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Real Estate Portfolio

	Class L
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014		2013		2012		2011
Net Asset Value, Beginning of Period	$10.61		$10.91	$9.74		$9.59		$7.63		$8.62
Income (Loss) from Investment Operations:
Net Investment Income†	0.14		0.12	0.12		0.10		0.10		0.07
Net Realized and Unrealized Gain (Loss)	0.54		(0.31)	1.17		0.16		2.13		(0.96)
Total from Investment Operations	0.68		(0.19)	1.29		0.26		2.23		(0.89)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.11)	(0.12)		(0.11)		(0.27)		(0.10)
Net Asset Value, End of Period	$11.29		$10.61	$10.91		$9.74		$9.59		$7.63
Total Return++	6.41	%#	(1.71)%	13.27%		2.77%		29.26%		(10.33)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,828		$4,509	$4,755		$5,844		$7,050		$6,418
Ratio of Expenses to Average Net Assets (1)	1.80	%+*	1.78%+	1.79	%+	1.77	%+^	1.77	%+	1.79%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		1.77%+	N/A		1.77	%+^	N/A		N/A
Ratio of Net Investment Income to Average Net Assets (1)	2.72	%+*	1.12%+	1.08	%+	0.98	%+	1.67	%+	1.37%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00	%§	0.00	%§	0.00	%§	0.00%§
Portfolio Turnover Rate	15	%#	29%	32%		33%		29%		28%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A	N/A		N/A		N/A		1.79%
Net Investment Income to Average Net Assets	N/A		N/A	N/A		N/A		N/A		1.37%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratios of 1.90% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.80% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Real Estate Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2016 (unaudited)		Period from April 30, 2015^ to December 31, 2015
Net Asset Value, Beginning of Period	$10.56		$11.23
Income (Loss) from Investment Operations:
Net Investment Income†	0.13		0.07
Net Realized and Unrealized Gain (Loss)	0.53		(0.60)
Total from Investment Operations	0.66		(0.53)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.14)
Net Asset Value, End of Period	$11.22		$10.56
Total Return++	6.25	%#	(4.71	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$275		$191
Ratio of Expenses to Average Net Assets (1)	2.15	%+*	2.15	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A%+*		2.15	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.49	%+*	1.01	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§*
Portfolio Turnover Rate	15	%#	29%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	2.86	%*	3.25	%*
Net Investment Income (Loss) to Average Net Assets	1.78	%*	(0.09	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Real Estate Portfolio

	Class IS
	Six Months Ended June 30, 2016		Year Ended December 31,		Period from September 13, 2013^ to
Selected Per Share Data and Ratios	(unaudited)		2015	2014	December 31, 2013
Net Asset Value, Beginning of Period	$10.81		$11.11	$9.91	$10.01
Income (Loss) from Investment Operations:
Net Investment Income†	0.21		0.20	0.22	0.08
Net Realized and Unrealized Gain (Loss)	0.52		(0.29)	1.19	0.02
Total from Investment Operations	0.73		(0.09)	1.41	0.10
Distributions from and/or in Excess of:
Net Investment Income	—		(0.21)	(0.21)	(0.20)
Net Asset Value, End of Period	$11.54		$10.81	$11.11	$9.91
Total Return++	6.75	%#	(0.84)%	14.27%	1.08	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,295,332		$1,012,883	$586,511	$206,757
Ratio of Expenses to Average Net Assets (1)	0.96	%+*	0.97%+	0.96%+	0.96	%+^^*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		0.97%+	N/A	N/A
Ratio of Net Investment Income to Average Net Assets (1)	3.78	%+*	1.78%+	2.01%+	2.88	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	0.00%§	0.00	%§*
Portfolio Turnover Rate	15	%#	29%	32%	33	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation
Expenses to Average Net Assets	N/A		N/A	0.96%	0.97	%*
Net Investment Income to Average Net Assets	N/A		N/A	2.01%	2.87	%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.99% for Class IS shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-nine separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Real Estate Portfolio. The Portfolio seeks to provide current income and capital appreciation. The Portfolio has capital subscription commitments to an investee company for this same purpose, the details of which are disclosed in the Unfunded Commitments note.

The Portfolio offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Portfolio suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), each a whole owned subsidiary of Morgan Stanley, determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

The Portfolio invests a significant portion of its assets in securities of REITs. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Portfolio.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Diversified	$101,059	$456,701	$—	†	$557,760	†
Health Care	86,136	—	—		86,136
Industrial	27,264	42,217	593		70,074
Lodging/Resorts	118,106	559	—		118,665
Mixed Industrial/Office	20,478	5,197	—		25,675
Office	121,895	124,241	—		246,136
Residential	244,190	36,911	—		281,101
Retail	389,782	175,616	—		565,398
Self Storage	68,666	—	—		68,666
Total Common Stocks	1,177,576	841,442	593	†	2,019,611	†
Short-Term Investment
Investment Company	3,891	—	—		3,891
Total Assets	$1,181,467	$841,442	$593	†	$2,023,502	†

†  Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, securities with a total value of approximately $251,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2015 were valued using unadjusted quoted prices at June 30, 2016. At December 31, 2015, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)
Beginning Balance	$603	†
Purchases	22
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(32)
Realized gains (losses)	—
Ending Balance	$593	†
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2016	$(32)

†  Includes one security which is valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2016.

	Fair Value at June 30, 2016 (000)	Valuation Technique	Unobservable Input
Industrial
Common Stock	$593	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date, as applicable	Adjusted Capital Balance

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Unfunded Commitments: Subject to the terms of a Subscription Agreement between the Portfolio and Exeter Industrial Value Fund LP, the Portfolio has made a subscription commitment of $2,000,000 for which it will receive 2,000,000 shares of common stock. As of June 30, 2016, Exeter Industrial Value Fund LP has drawn down approximately $1,860,000 which represents 93.0% of the commitment.

5.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $2.5 billion	Over $2.5 billion
0.85%	0.80%

Effective July 1, 2016, the Portfolio's annual rate based on the daily net assets was reduced and is as follows:

First $2 billion	Over $2 billion
0.85%	0.80%

For the six months ended June 30, 2016, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.85% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes,

interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class I shares, 1.40% for Class A shares, 1.90% for Class L shares, 2.15% for Class C shares and 0.99% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2016, approximately $1,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and Sub-Advisers and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $322,756,000 and $682,669,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2016.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2016, advisory fees paid were reduced by approximately $31,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2016 is as follows:

Value December 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2016 (000)
$24,444	$228,767	$249,320	$42	$3,891

During the six months ended June 30, 2016, the Portfolio incurred approximately $10,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser/Administrator, Sub-Advisers and Distributor, for portfolio transactions executed on behalf of the Portfolio.

The Portfolio is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2016, the Portfolio engaged in cross-trade sales of approximately $220,000 with loss of approximately $9,000.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 Distributions Paid From:		2014 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$42,001	$—	$45,000	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, redemptions-in-kind and basis adjustments on certain equity securities designated as passive foreign investment companies, resulted in the following reclassifications among the components of net assets at December 31, 2015:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$2,280	$5,488	$(7,768)

At December 31, 2015, the Portfolio had no distributable earnings on a tax basis.

At December 31, 2015, the Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration dates:

Amount (000)	Expiration
$6,431	December 31, 2018

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2015, the Portfolio utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $45,146,000.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2015, the Portfolio deferred to January 1, 2016 for U.S. Federal income tax purposes the following losses:

Post-October Currency and Specified Ordinary Losses (000)	Post-October Capital Losses (000)
$6,975	$—

For the year ended December 31, 2015, the Portfolio realized gains from in-kind redemptions of approximately $6,767,000. These gains are not taxable to the Portfolio.

I. Credit Facility: As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended June 30, 2016, the Fund did not have any borrowings under the facility.

J. Other: At June 30, 2016, the Portfolio did not have record owners of 10% or greater.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2015, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Broadridge. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee and total expense ratio were higher than but close to its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc., which describes in detail the Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

29

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2016 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGRESAN
1559391 EXP. 08.31.17

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Semi-Annual Report

June 30, 2016

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	16
Investment Advisory Agreement Approval	26
Privacy Notice	28
Director and Officer Information	31

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Portfolio, including performance, characteristics, and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in International Opportunity Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2016

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Expense Example (unaudited)

International Opportunity Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemptions fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Actual Ending Account Value 6/30/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
International Opportunity Portfolio Class I	$1,000.00	$977.40	$1,020.04	$4.77	$4.87	0.97%
International Opportunity Portfolio Class A	1,000.00	975.90	1,018.45	6.34	6.47	1.29
International Opportunity Portfolio Class L	1,000.00	972.80	1,015.66	9.07	9.27	1.85
International Opportunity Portfolio Class C	1,000.00	971.30	1,014.47	10.24	10.47	2.09
International Opportunity Portfolio Class IS	1,000.00	977.40	1,020.24	4.57	4.67	0.93

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments

International Opportunity Portfolio

	Shares	Value (000)
Common Stocks (92.7%)
Australia (0.0%)
AET&D Holdings No. 1 Ltd. (a)(b)(c)	16,699	$—
Belgium (2.6%)
Anheuser-Busch InBev N.V.	14,359	1,887
Canada (1.4%)
Brookfield Asset Management, Inc., Class A	30,868	1,021
China (20.4%)
58.com, Inc. ADR (a)	13,208	606
Autohome, Inc. ADR (a)	8,310	167
China Resources Beer Holdings Company Ltd. (d)	752,000	1,647
Foshan Haitian Flavouring & Food Co., Ltd., Class A	305,300	1,399
Jiangsu Hengrui Medicine Co., Ltd., Class A	242,280	1,464
Kweichow Moutai Co., Ltd., Class A	5,000	220
Phoenix Healthcare Group Co., Ltd. (d)	618,000	856
TAL Education Group ADR (a)	89,251	5,539
Tencent Holdings Ltd. (d)	118,800	2,707
		14,605
Denmark (5.5%)
DSV A/S	93,001	3,910
France (6.3%)
Christian Dior SE	9,366	1,517
Hermes International	8,036	3,029
		4,546
Germany (2.3%)
Adidas AG	11,570	1,650
Hong Kong (2.2%)
AIA Group Ltd.	257,400	1,551
India (2.3%)
HDFC Bank Ltd. ADR	25,230	1,674
Japan (4.3%)
Calbee, Inc.	73,400	3,047
Korea, Republic of (7.9%)
Amorepacific Corp.	4,350	1,639
Loen Entertainment, Inc. (a)	16,080	1,026
Medy-Tox, Inc.	3,531	1,334
Osstem Implant Co., Ltd. (a)	17,609	1,195
ViroMed Co., Ltd. (a)	3,815	472
		5,666
Netherlands (3.8%)
Priceline Group, Inc. (The) (a)	2,160	2,697
South Africa (2.4%)
Naspers Ltd., Class N	11,359	1,740
Switzerland (2.1%)
Nestle SA (Registered)	19,042	1,469
United Kingdom (11.3%)
ARM Holdings PLC	127,773	1,935
Burberry Group PLC	120,826	1,889
Hargreaves Lansdown PLC	85,424	1,421
Just Eat PLC (a)	224,224	1,279
Reckitt Benckiser Group PLC	15,861	1,596
		8,120
	Shares	Value (000)
United States (17.9%)
Cognizant Technology Solutions Corp., Class A (a)	48,060	$2,751
EPAM Systems, Inc. (a)	64,578	4,153
Globant SA (a)	67,699	2,664
Luxoft Holding, Inc. (a)	61,756	3,213
		12,781
Total Common Stocks (Cost $63,496)		66,364
Preferred Stock (0.2%)
India (0.2%)
Flipkart Online Services Pvt Ltd. Series D (a)(b)(c)(e) (acquisition cost — $36; acquired 10/4/13) (Cost $36)	1,590	134
Participation Notes (4.4%)
China (4.4%)
Foshan Haitian Flavouring & Food Company Ltd., Class A, Equity Linked Notes, expires 10/11/24 (a)	87,760	402
Jiangsu Yanghe Brewery, Class A, Equity Linked Notes, expires 1/23/17 (a)	156,900	1,702
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 4/27/17 (a)	2,224	98
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 3/4/21 (a)	22,079	972
Total Participation Notes (Cost $2,714)		3,174
	Notional Amount (000)
Call Option Purchased (0.0%)
Foreign Currency Option (0.0%)
USD/CNY December 2016 @ CNY 7.60, Royal Bank of Scotland (Cost $35)	7,552	13
	Shares
Short-Term Investment (2.3%)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $1,656)	1,655,621	1,656
Total Investments (99.6%) (Cost $67,937) (f)(g)		71,341
Other Assets in Excess of Liabilities (0.4%)		303
Net Assets (100.0%)		$71,644

(a)  Non-income producing security.

(b)  At June 30, 2016, the Portfolio held fair valued securities valued at approximately $134,000, representing 0.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(c)  Security has been deemed illiquid at June 30, 2016.

(d)  Security trades on the Hong Kong exchange.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

International Opportunity Portfolio

(e)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2016 amounts to approximately $134,000 and represents 0.2% of net assets.

(f)  The approximate fair value and percentage of net assets, $41,879,000 and 58.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(g)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $6,261,000 and the aggregate gross unrealized depreciation is approximately $2,857,000 resulting in net unrealized appreciation of approximately $3,404,000.

ADR  American Depositary Receipt.

CNY  —  Chinese Yuan Renminbi

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	36.6%
Information Technology Services	14.2
Textiles, Apparel & Luxury Goods	11.3
Beverages	9.1
Food Products	8.8
Diversified Consumer Services	7.8
Internet Software & Services	6.7
Road & Rail	5.5
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

International Opportunity Portfolio

Statement of Assets and Liabilities	June 30, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $66,281)	$69,685
Investment in Security of Affiliated Issuer, at Value (Cost $1,656)	1,656
Total Investments in Securities, at Value (Cost $67,937)	71,341
Foreign Currency, at Value (Cost $6)	6
Receivable for Investments Sold	411
Receivable for Portfolio Shares Sold	46
Tax Reclaim Receivable	30
Dividends Receivable	11
Receivable from Affiliate	—	@
Other Assets	83
Total Assets	71,928
Liabilities:
Payable for Portfolio Shares Redeemed	137
Payable for Advisory Fees	84
Payable for Professional Fees	31
Payable for Custodian Fees	19
Payable for Administration Fees	5
Payable for Shareholder Services Fees — Class A	2
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	2
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Other Liabilities	4
Total Liabilities	284
Net Assets	$71,644
Net Assets Consist Of:
Paid-in-Capital	$70,186
Accumulated Undistributed Net Investment Income	11
Accumulated Net Realized Loss	(1,956)
Unrealized Appreciation (Depreciation) on:
Investments	3,404
Foreign Currency Translations	(1)
Net Assets	$71,644

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

International Opportunity Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2016 (000)
CLASS I:
Net Assets	$59,583
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,056,523
Net Asset Value, Offering and Redemption Price Per Share	$14.69
CLASS A:
Net Assets	$9,920
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	680,601
Net Asset Value, Redemption Price Per Share	$14.58
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.81
Maximum Offering Price Per Share	$15.39
CLASS L:
Net Assets	$213
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	14,901
Net Asset Value, Offering and Redemption Price Per Share	$14.29
CLASS C:
Net Assets	$1,916
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	134,692
Net Asset Value, Offering and Redemption Price Per Share	$14.22
CLASS IS:
Net Assets	$12
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	784
Net Asset Value, Offering and Redemption Price Per Share	$14.70

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

International Opportunity Portfolio

Statement of Operations	Six Months Ended June 30, 2016 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $37 of Foreign Taxes Withheld)	$339
Income from Securities Loaned — Net	14
Dividends from Securities of Affiliated Issuer (Note G)	4
Total Investment Income	357
Expenses:
Advisory Fees (Note B)	278
Professional Fees	50
Registration Fees	33
Custodian Fees (Note F)	29
Administration Fees (Note C)	28
Shareholder Services Fees — Class A (Note D)	14
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	9
Sub Transfer Agency Fees — Class I	8
Sub Transfer Agency Fees — Class A	5
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Shareholder Reporting Fees	6
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Pricing Fees	3
Directors' Fees and Expenses	1
Other Expenses	13
Total Expenses	484
Waiver of Advisory Fees (Note B)	(114)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	367
Net Investment Loss	(10)
Realized Gain (Loss):
Investments Sold	(1,182)
Foreign Currency Transactions	1
Net Realized Loss	(1,181)
Change in Unrealized Appreciation (Depreciation):
Investments	604
Foreign Currency Translations	1
Net Change in Unrealized Appreciation (Depreciation)	605
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(576)
Net Decrease in Net Assets Resulting from Operations	$(586)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

International Opportunity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31,2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(10)	$(23)
Net Realized Loss	(1,181)	(96)
Net Change in Unrealized Appreciation (Depreciation)	605	1,132
Net Increase (Decrease) in Net Assets Resulting from Operations	(586)	1,013
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(39)
Net Realized Gain	—	(847)
Class A:
Net Investment Income	—	(1)
Net Realized Gain	—	(135)
Class L:
Net Realized Gain	—	(7)
Class C:
Net Investment Income	—	(1)
Net Realized Gain	—	(25)
Class IS:
Net Investment Income	—	(— @)
Net Realized Gain	—	(— @)
Total Distributions	—	(1,055)
Capital Share Transactions:(1)
Class I:
Subscribed	21,385	46,792
Distributions Reinvested	—	695
Redeemed	(13,395)	(6,474)
Class A:
Subscribed	6,766	9,679
Distributions Reinvested	—	127
Redeemed	(6,371)	(1,112)
Class L:
Subscribed	—	63
Distributions Reinvested	—	2
Redeemed	(45)	(4)
Class C:
Subscribed	300	1,921 *
Distributions Reinvested	—	26 *
Redeemed	(114)	(111)*
Net Increase in Net Assets Resulting from Capital Share Transactions	8,526	51,604
Redemption Fees	2	1
Total Increase in Net Assets	7,942	51,563
Net Assets:
Beginning of Period	63,702	12,139
End of Period (Including Accumulated Undistributed Net Investment Income of $11 and $21)	$71,644	$63,702

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

International Opportunity Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,519	3,070
Shares Issued on Distributions Reinvested	—	45
Shares Redeemed	(931)	(432)
Net Increase in Class I Shares Outstanding	588	2,683
Class A:
Shares Subscribed	482	632
Shares Issued on Distributions Reinvested	—	8
Shares Redeemed	(439)	(74)
Net Increase in Class A Shares Outstanding	43	566
Class L:
Shares Subscribed	—	4
Shares Issued on Distributions Reinvested	—	—	@@
Shares Redeemed	(3)	(—	@@)
Net Increase (Decrease) in Class L Shares Outstanding	(3)	4
Class C:
Shares Subscribed	21	125	*
Shares Issued on Distributions Reinvested	—	2	*
Shares Redeemed	(8)	(6	)*
Net Increase in Class C Shares Outstanding	13	121

@  Amount is less than $500.

@@  Amount is less than 500 shares.

*  For the period April 30, 2015 through December 31, 2015.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

International Opportunity Portfolio

	Class I
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$15.03		$13.92	$13.77	$11.19	$10.26	$12.07
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.00	‡	(0.00)‡	0.08	0.10	0.08	0.08
Net Realized and Unrealized Gain (Loss)	(0.34)		1.58	0.36	2.85	0.92	(1.31)
Total from Investment Operations	(0.34)		1.58	0.44	2.95	1.00	(1.23)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)	(0.01)	(0.09)	(0.07)	(0.10)
Net Realized Gain	—		(0.44)	(0.28)	(0.28)	—	(0.48)
Total Distributions	—		(0.47)	(0.29)	(0.37)	(0.07)	(0.58)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	—	—	—
Net Asset Value, End of Period	$14.69		$15.03	$13.92	$13.77	$11.19	$10.26
Total Return++	(2.26	)%#	11.40%	3.14%	26.47%	9.76%	(10.16)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$59,583		$52,128	$10,943	$7,647	$5,259	$4,822
Ratio of Expenses to Average Net Assets (1)	0.97	%+*	1.01%+^	1.09%+	1.13%+	1.14%+	1.15%+
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.05	%+*	(0.01)%+	0.57%+	0.82%+	0.70%+	0.67%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.01%	0.01%	0.01%	0.00%§
Portfolio Turnover Rate	26	%#	51%	33%	40%	33%	37%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.30	%*	1.95%	3.25%	3.84%	3.87%	3.82%
Net Investment Loss to Average Net Assets	(0.28	)%*	(0.95)%	(1.59)%	(1.89)%	(2.03)%	(2.00)%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective July 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to July 1, 2015, the maximum ratio was 1.15% for Class I shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

International Opportunity Portfolio

	Class A
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015		2014	2013	2012	2011
Net Asset Value, Beginning of Period	$14.93		$13.87		$13.78	$11.19	$10.26	$12.04
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.02)		(0.06)		0.01	0.02	0.05	0.05
Net Realized and Unrealized Gain (Loss)	(0.33)		1.57		0.37	2.89	0.92	(1.30)
Total from Investment Operations	(0.35)		1.51		0.38	2.91	0.97	(1.25)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		(0.01)	(0.04)	(0.04)	(0.05)
Net Realized Gain	—		(0.44)		(0.28)	(0.28)	—	(0.48)
Total Distributions	—		(0.45)		(0.29)	(0.32)	(0.04)	(0.53)
Redemption Fees	0.00	‡	0.00	‡	0.00 ‡	—	—	—
Net Asset Value, End of Period	$14.58		$14.93		$13.87	$13.78	$11.19	$10.26
Total Return++	(2.41	)%#	10.99%		2.71%	26.12%	9.49%	(10.33)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$9,920		$9,520		$992	$275	$112	$103
Ratio of Expenses to Average Net Assets (1)	1.29	%+*	1.34	%+^^	1.49%+	1.44%+^	1.39%+	1.40%+
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.23	)%+*	(0.39	)%+	0.04%+	0.13%+	0.45%+	0.42%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01%		0.01%	0.01%	0.01%	0.00%§
Portfolio Turnover Rate	26	%#	51%		33%	40%	33%	37%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.62	%*	2.28%		3.81%	4.49%	4.12%	4.07%
Net Investment Loss to Average Net Assets	(0.56	)%*	(1.33)%		(2.28)%	(2.92)%	(2.28)%	(2.25)%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value, which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.50% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.40% for Class A shares.

^^  Effective July 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class A shares. Prior to July 1, 2015, the maximum ratio was 1.50% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

International Opportunity Portfolio

	Class L
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015		2014	2013		2012	2011
Net Asset Value, Beginning of Period	$14.69		$13.71		$13.68	$11.13		$10.22	$12.00
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.06)		(0.12)		(0.05)	(0.00	)‡	(0.01)	(0.01)
Net Realized and Unrealized Gain (Loss)	(0.34)		1.54		0.36	2.83		0.92	(1.29)
Total from Investment Operations	(0.40)		1.42		0.31	2.83		0.91	(1.30)
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.44)		(0.28)	(0.28)		—	(0.48)
Redemption Fees	0.00	‡	0.00	‡	0.00 ‡	—		—	—
Net Asset Value, End of Period	$14.29		$14.69		$13.71	$13.68		$11.13	$10.22
Total Return++	(2.72	)%#	10.38%		2.24%	25.49%		8.90%	(10.81)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$213		$266		$193	$137		$112	$102
Ratio of Expenses to Average Net Assets (1)	1.85	%+*	1.91	%+^^	1.99%+	1.92	%+^	1.89%+	1.90%+
Ratio of Net Investment Loss to Average Net Assets (1)	(0.87	)%+*	(0.80	)%+	(0.38)%+	(0.00	)%+§	(0.05)%+	(0.08)%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01%		0.01%	0.01%		0.01%	0.00%§
Portfolio Turnover Rate	26	%#	51%		33%	40%		33%	37%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.84	%*	3.54%		5.06%	4.91%		4.62%	4.57%
Net Investment Loss to Average Net Assets	(1.86	)%*	(2.43)%		(3.45)%	(2.99)%		(2.78)%	(2.75)%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.00% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.90% for Class L shares.

^^  Effective July 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.85% for Class L shares. Prior to July 1, 2015, the maximum ratio was 2.00% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

International Opportunity Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2016 (unaudited)		Period from April 30, 2015^ to December 31, 2015
Net Asset Value, Beginning of Period	$14.63		$15.39
Loss from Investment Operations:
Net Investment Loss†	(0.07)		(0.13)
Net Realized and Unrealized Loss	(0.34)		(0.16)
Total from Investment Operations	(0.41)		(0.29)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)
Net Realized Gain	—		(0.44)
Total Distributions	—		(0.47)
Redemption Fees	0.00	‡	0.00	‡
Net Asset Value, End of Period	$14.22		$14.63
Total Return++	(2.87	)%#	(1.85	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,916		$1,776
Ratios of Expenses to Average Net Assets (1)	2.09	%+*	2.10	%+^^*
Ratio of Net Investment Loss to Average Net Assets (1)	(1.07	)%+*	(1.28	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01	%*
Portfolio Turnover Rate	26	%#	51%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	2.42	%*	3.03	%*
Net Investment Loss to Average Net Assets	(1.40	)%*	(2.21	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective July 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.10% for Class C shares. Prior to July 1, 2015, the maximum ratio was 2.25% for Class C shares.

#  Not Annualized.

*  Annualized.
The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

International Opportunity Portfolio

	Class IS
	Six Months Ended June 30, 2016		Year Ended December 31,			Period from September 13, 2013^ to
Selected Per Share Data and Ratios	(unaudited)		2015		2014	December 31, 2013
Net Asset Value, Beginning of Period	$15.03		$13.92		$13.77	$12.75
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.01		0.02		0.07	(0.02)
Net Realized and Unrealized Gain (Loss)	(0.34)		1.56		0.37	1.41
Total from Investment Operations	(0.33)		1.58		0.44	1.39
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)		(0.01)	(0.09)
Net Realized Gain	—		(0.44)		(0.28)	(0.28)
Total Distributions	—		(0.47)		(0.29)	(0.37)
Redemption Fees	0.00	‡	0.00	‡	0.00 ‡	—
Net Asset Value, End of Period	$14.70		$15.03		$13.92	$13.77
Total Return++	(2.26	)%#	11.40%		3.22%	10.96	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$12		$12		$11	$11
Ratio of Expenses to Average Net Assets (1)	0.93	%+*	1.01	%+^^^	1.08%+	1.08	%+^^*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.08	%+*	0.12	%+	0.51%+	(0.47	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§	0.01%	0.01	%*
Portfolio Turnover Rate	26	%#	51%		33%	40	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	15.99	%*	15.79%		20.64%	9.61	%*
Net Investment Loss to Average Net Assets	(14.98	)%*	(14.66)%		(19.05)%	(9.00	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.09% for Class IS shares.

^^^  Effective July 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.94% for Class IS shares. Prior to July 1, 2015, the maximum ratio was 1.09% for Class IS shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-nine separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the International Opportunity Portfolio. The Portfolio seeks long-term capital appreciation.

The Portfolio offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April, 30, 2015 the Portfolio suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options and swaps are valued by an outside pricing service approved by the Directors or quotes from a broker or dealer; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

prevailing market rates prior to the close of the NYSE; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (8) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Banks	$1,674	$—	$—		$1,674
Beverages	—	3,754	—		3,754
Biotechnology	—	1,806	—		1,806
Capital Markets	—	1,421	—		1,421
Diversified Consumer Services	5,539	—	—		5,539
Food Products	—	5,915	—		5,915
Health Care Equipment & Supplies	—	1,195	—		1,195
Health Care Providers & Services	—	856	—		856
Household Products	—	1,596	—		1,596
Information Technology Services	10,117	—	—		10,117
Insurance	—	1,551	—		1,551
Internet & Catalog Retail	2,697	—	—		2,697
Internet Software & Services	773	3,986	—		4,759
Media	—	2,766	—		2,766
Multi-Utilities	—	—	—	†	—	†
Personal Products	—	1,639	—		1,639
Pharmaceuticals	—	1,464	—		1,464
Real Estate Management & Development	1,021	—	—		1,021
Road & Rail	—	3,910	—		3,910
Semiconductors & Semiconductor Equipment	—	1,935	—		1,935
Software	2,664	—	—		2,664
Textiles, Apparel & Luxury Goods	—	8,085	—		8,085
Total Common Stocks	24,485	41,879	—	†	66,364	†
Preferred Stock	—	—	134		134
Participation Notes	—	3,174	—		3,174
Call Option Purchased	—	13	—		13
Short-Term Investment
Investment Company	1,656	—	—		1,656
Total Assets	$26,141	$45,066	$134	†	$71,341	†

†  Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, the Portfolio did not have any investments transfer between investment levels. At June 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stock (000)		Preferred Stock (000)
Beginning Balance	$—	†	$165
Purchases	—		—
Sales	—		—
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		(31)
Realized gains (losses)	—		—
Ending Balance	$—	†	$134
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2016	$—		$(31)

†  Includes one security which is valued at zero.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2016.

	Fair Value at June 30, 2016 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an Increase in Input
Internet & Catalog Retail
Preferred Stock	$134	Discounted Cash Flow	Weighted Average Cost of Capital	16.5%		18.5%		17.6%		Decrease
		Perpetual Growth	Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	1.8	x	3.6	x	2.7	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Options: With respect to options, the Portfolio is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price typically in exchange for a premium paid by the Portfolio. The Portfolio may purchase and/or sell put and call options. Purchasing call options tends to increase the Portfolio's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Portfolio's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Portfolio bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Portfolio sells an option, it sells to another party the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price typically in exchange for a premium received by the Portfolio. When options are purchased OTC, the Portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about

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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2016.

Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Option Purchased (Option Purchased)	Investments, at Value Currency Risk	$13(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2016 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Options Purchased)	$(10	)(b)

(b) Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Options Purchased)	$(55	)(c)

(c) Amounts are included in Investments in the Statement of Operations.

At June 30, 2016, the Portfolio's derivative assets and liabilities are as follows:

Assets and Liabilities	Gross Amounts of Assets and Liabilities Presented in the Statement of
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Options Purchased	$13	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$13	$—	$—	$13

For the six months ended June 30, 2016, the approximate average monthly amount outstanding for each derivative type is as follows:

Options Purchased:
Average monthly notional amount	4,597,000

5.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the

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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

At June 30, 2016, the Portfolio did not have any outstanding securities on loan.

6.  Structured Investments: The Portfolio invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Portfolio is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular time, may be unable to find qualified buyers for these securities.

7.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

8.  Redemption Fees: The Portfolio will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares, Class C shares and Class IS shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

9.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually.

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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

Net realized capital gains, if any, are distributed at least annually.

11.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the six months ended June 30, 2016, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.47% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares and 0.94% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2016, approximately $114,000 of advisory fees were waived and approximately $2,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $27,935,000 and $17,787,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2016.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2016, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2016 is as follows:

Value December 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2016 (000)
$4,275	$23,226	$25,845	$4	$1,656

The Portfolio is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with

Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2016, the Portfolio did not engage in any cross-trade transactions.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 Distributions Paid From:		2014 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$96	$960	$102	$139

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing in the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and a nondeductible expense, resulted in the following reclassifications among the components of net assets at December 31, 2015:

Undistributed Net Investment Income (000)	Distributions in Excess of Net Realized Gain (000)	Paid-in- Capital (000)
$44	$(43)	$(1)

At December 31, 2015, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$20	$—

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2015, the Portfolio deferred to January 1, 2016 for U.S. Federal income tax purposes the following losses:

Post-October Currency and Specified Ordinary Losses (000)	Post-October Capital Losses (000)
$—	$469

I. Credit Facility: As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility")

with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended June 30, 2016, the Fund did not have any borrowings under the facility.

J. Other: At June 30, 2016, the Portfolio had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 51.8%.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2015, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Broadridge. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that although the Portfolio's contractual management fee was higher than but close to its peer group average, the actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc., which describes in detail the Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

31

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2016 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIIIOSAN
1558901 EXP. 08.31.17

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Semi-Annual Report

June 30, 2016

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	16
Investment Advisory Agreement Approval	24
Privacy Notice	26
Director and Officer Information	29

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Portfolio, including performance, characteristics, and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Advantage Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2016

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Expense Example (unaudited)

Advantage Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Actual Ending Account Value 6/30/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Advantage Portfolio Class I	$1,000.00	$998.90	$1,020.69	$4.17	$4.22	0.84%
Advantage Portfolio Class A	1,000.00	997.10	1,019.10	5.76	5.82	1.16
Advantage Portfolio Class L	1,000.00	998.30	1,020.09	4.77	4.82	0.96
Advantage Portfolio Class C	1,000.00	993.60	1,015.22	9.62	9.72	1.94
Advantage Portfolio Class IS	1,000.00	998.30	1,020.89	3.97	4.02	0.80

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments

Advantage Portfolio

	Shares	Value (000)
Common Stocks (95.4%)
Aerospace & Defense (4.3%)
United Technologies Corp.	30,472	$3,125
Beverages (1.1%)
Monster Beverage Corp. (a)	5,023	807
Chemicals (0.9%)
Sherwin-Williams Co. (The)	2,350	690
Diversified Financial Services (8.6%)
Berkshire Hathaway, Inc., Class B (a)	19,288	2,793
S&P Global, Inc.	32,168	3,450
		6,243
Food Products (13.6%)
Hershey Co. (The)	7,439	844
Kraft Heinz Co. (The)	21,800	1,929
Mead Johnson Nutrition Co.	39,801	3,612
Mondelez International, Inc., Class A	37,958	1,728
Nestle SA ADR (Switzerland)	22,731	1,757
		9,870
Healthcare Equipment & Supplies (1.0%)
Danaher Corp.	7,281	735
Hotels, Restaurants & Leisure (3.1%)
Marriott International, Inc., Class A	24,719	1,643
Starbucks Corp.	11,233	642
		2,285
Industrial Conglomerates (3.0%)
3M Co.	12,289	2,152
Information Technology Services (6.7%)
Mastercard, Inc., Class A	32,338	2,848
Visa, Inc., Class A	26,938	1,998
		4,846
Internet & Catalog Retail (9.3%)
Amazon.com, Inc. (a)	9,499	6,798
Internet Software & Services (18.3%)
Alphabet, Inc., Class C (a)	5,060	3,502
Facebook, Inc., Class A (a)	53,781	6,146
LinkedIn Corp., Class A (a)	11,182	2,116
Twitter, Inc. (a)	91,429	1,546
		13,310
Media (0.9%)
Walt Disney Co. (The)	7,010	686
Personal Products (0.9%)
Estee Lauder Cos., Inc. (The), Class A	7,141	650
Pharmaceuticals (4.2%)
Zoetis, Inc.	65,047	3,087
Software (3.5%)
Salesforce.com, Inc. (a)	32,389	2,572
Specialty Retail (6.6%)
Home Depot, Inc.	5,300	677
L Brands, Inc.	10,693	718
	Shares	Value (000)
Tiffany & Co.	11,359	$689
TJX Cos., Inc. (The)	35,226	2,720
		4,804
Tech Hardware, Storage & Peripherals (5.7%)
Apple, Inc.	43,106	4,121
Textiles, Apparel & Luxury Goods (3.7%)
Christian Dior SE (France)	10,108	1,637
Michael Kors Holdings Ltd. (a)	21,742	1,076
		2,713
Total Common Stocks (Cost $60,493)		69,494
	Notional Amount (000)
Call Option Purchased (0.0%)
Foreign Currency Option (0.0%)
USD/CNY December 2016 @ CNY 7.60, Royal Bank of Scotland (Cost $34)	7,480	13
	Shares
Short-Term Investment (4.6%)
Investment Company (4.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $3,322)	3,321,715	3,322
Total Investments (100.0%) (Cost $63,849) (b)(c)		72,829
Liabilities in Excess of Other Assets (0.0%) (d)		(7)
Net Assets (100.0%)		$72,822

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $1,637,000 and 2.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(c)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $10,224,000 and the aggregate gross unrealized depreciation is approximately $1,244,000 resulting in net unrealized appreciation of approximately $8,980,000.

(d)  Amount is less than 0.05%.

ADR  American Depositary Receipt.

CNY  —  Chinese Yuan Renminbi

USD  —  United States Dollar

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Advantage Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Other*	31.4%
Internet Software & Services	18.3
Food Products	13.5
Internet & Catalog Retail	9.3
Diversified Financial Services	8.6
Information Technology Services	6.6
Specialty Retail	6.6
Tech Hardware, Storage & Peripherals	5.7
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Advantage Portfolio

Statement of Assets and Liabilities	June 30, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $60,527)	$69,507
Investment in Security of Affiliated Issuer, at Value (Cost $3,322)	3,322
Total Investments in Securities, at Value (Cost $63,849)	72,829
Dividends Receivable	48
Receivable for Portfolio Shares Sold	23
Receivable from Affiliate	—	@
Other Assets	72
Total Assets	72,972
Liabilities:
Payable for Advisory Fees	78
Payable for Professional Fees	35
Payable for Custodian Fees	8
Payable for Portfolio Shares Redeemed	8
Payable for Shareholder Services Fees — Class A	3
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	3
Payable for Administration Fees	5
Payable for Sub Transfer Agency Fees — Class L	3
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Other Liabilities	6
Total Liabilities	150
Net Assets	$72,822
Net Assets Consist Of:
Paid-in-Capital	$63,900
Undistributed Net Investment Income	48
Net Realized Loss	(106)
Unrealized Appreciation (Depreciation) on:
Investments	8,980
Net Assets	$72,822

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Advantage Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2016 (000)
CLASS I:
Net Assets	$37,011
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,128,894
Net Asset Value, Offering and Redemption Price Per Share	$17.39
CLASS A:
Net Assets	$14,502
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	844,437
Net Asset Value, Redemption Price Per Share	$17.17
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.95
Maximum Offering Price Per Share	$18.12
CLASS L:
Net Assets	$4,649
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	267,667
Net Asset Value, Offering and Redemption Price Per Share	$17.37
CLASS C:
Net Assets	$3,768
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	219,820
Net Asset Value, Offering and Redemption Price Per Share	$17.14
CLASS IS:
Net Assets	$12,892
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	740,768
Net Asset Value, Offering and Redemption Price Per Share	$17.40

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Advantage Portfolio

Statement of Operations	Six Months Ended June 30, 2016 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $9 of Foreign Taxes Withheld)	$342
Dividends from Security of Affiliated Issuers (Note G)	6
Total Investment Income	348
Expenses:
Advisory Fees (Note B)	194
Shareholder Services Fees — Class A (Note D)	18
Distribution and Shareholder Services Fees — Class L (Note D)	18
Distribution and Shareholder Services Fees — Class C (Note D)	13
Professional Fees	48
Registration Fees	28
Administration Fees (Note C)	24
Sub Transfer Agency Fees — Class I	7
Sub Transfer Agency Fees — Class A	6
Sub Transfer Agency Fees — Class L	2
Sub Transfer Agency Fees — Class C	1
Shareholder Reporting Fees	9
Custodian Fees (Note F)	7
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Directors' Fees and Expenses	1
Pricing Fees	1
Other Expenses	11
Total Expenses	394
Waiver of Advisory Fees (Note B)	(82)
Distribution Fees- Class L Shares Waived (Note D)	(17)
Reimbursement of Class Specific Expenses — Class I (Note B)	(2)
Reimbursement of Class Specific Expenses — Class C (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(2)
Net Expenses	290
Net Investment Income	58
Realized Gain (Loss):
Investments Sold	(1,144)
Foreign Currency Transactions	1
Net Realized Loss	(1,143)
Change in Unrealized Appreciation (Depreciation):
Investments	2,542
Foreign Currency Translations	— @
Net Change in Unrealized Appreciation (Depreciation)	2,542
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	1,399
Net Increase in Net Assets Resulting from Operations	$1,457

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Advantage Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$58	$(17)
Net Realized Gain (Loss)	(1,143)	3,974
Net Change in Unrealized Appreciation (Depreciation)	2,542	(475)
Net Increase in Net Assets Resulting from Operations	1,457	3,482
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(18)
Net Realized Gain	—	(1,736)
Class A:
Net Realized Gain	—	(866)
Class L:
Net Realized Gain	—	(453)
Class C:
Net Investment Income	—	(— @)
Net Realized Gain	—	(114)
Class IS:
Net Investment Income	—	(— @)
Net Realized Gain	—	(1)
Total Distributions	—	(3,188)
Capital Share Transactions:(1)
Class I:
Subscribed	21,549	13,669
Distributions Reinvested	—	1,253
Redeemed	(9,990)	(8,664)
Class A:
Subscribed	7,276	11,449
Distributions Reinvested	—	864
Redeemed	(5,025)	(3,697)
Class L:
Subscribed	19	2,971
Distributions Reinvested	—	426
Redeemed	(702)	(4,908)
Class C:
Subscribed	2,095	1,907 *
Distributions Reinvested	—	113 *
Redeemed	(171)	(133)*
Class IS:
Subscribed	12,500	—
Net Increase in Net Assets Resulting from Capital Share Transactions	27,551	15,250
Total Increase in Net Assets	29,008	15,544
Net Assets:
Beginning of Period	43,814	28,270
End of Period (Including Undistributed Net Investment Income and Accumulated Net Investment Loss of $48 and $(10), respectively)	$72,822	$43,814

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Advantage Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,302	755
Shares Issued on Distributions Reinvested	—	71
Shares Redeemed	(593)	(474)
Net Increase in Class I Shares Outstanding	709	352
Class A:
Shares Subscribed	452	627
Shares Issued on Distributions Reinvested	—	50
Shares Redeemed	(301)	(207)
Net Increase in Class A Shares Outstanding	151	470
Class L:
Shares Subscribed	1	164
Shares Issued on Distributions Reinvested	—	24
Shares Redeemed	(42)	(269)
Net Decrease in Class L Shares Outstanding	(41)	(81)
Class C:
Shares Subscribed	127	104 *
Shares Issued on Distributions Reinvested	—	7 *
Shares Redeemed	(10)	(8)*
Net Increase in Class C Shares Outstanding	117	103
Class IS:
Shares Subscribed	740	—

@  Amount is less than $500.

*  For the period April 30, 2015 through December 31, 2015.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Advantage Portfolio

	Class I
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$17.40		$16.83	$16.41	$12.40	$11.38	$10.87
Income (Loss) from Investment Operations:
Net Investment Income†	0.03		0.01	0.04	0.01	0.14	0.04
Net Realized and Unrealized Gain (Loss)	(0.04)		2.11	1.15	4.54	1.72	0.54
Total from Investment Operations	(0.01)		2.12	1.19	4.55	1.86	0.58
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)	(0.01)	—	(0.10)	(0.07)
Net Realized Gain	—		(1.53)	(0.76)	(0.54)	(0.74)	—
Total Distributions	—		(1.55)	(0.77)	(0.54)	(0.84)	(0.07)
Net Asset Value, End of Period	$17.39		$17.40	$16.83	$16.41	$12.40	$11.38
Total Return++	(0.11	)%#	12.56%	7.43%	37.11%	16.38%	5.33%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$37,011		$24,718	$17,971	$14,712	$8,595	$7,239
Ratio of Expenses to Average Net Assets (1)	0.84	%+*	0.86%+^	1.04%+	1.04%+	1.05%+	1.05%+
Ratio of Net Investment Income to Average Net Assets (1)	0.31	%+*	0.06%+	0.23%+	0.11%+	1.08%+	0.39%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	0.01%	0.01%	0.00%§	0.00%§
Portfolio Turnover Rate	44	%#	51%	31%	36%	50%	28%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.14	%*	1.49%	1.78%	2.33%	2.34%	3.43%
Net Investment Income (Loss) to Average Net Assets	0.01	%*	(0.57)%	(0.51)%	(1.18)%	(0.21)%	(1.99)%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective January 23, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.85% for Class I shares. Prior to January 23, 2015, the maximum ratio was 1.05% for Class I shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Advantage Portfolio

	Class A
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015		2014	2013	2012	2011
Net Asset Value, Beginning of Period	$17.22		$16.70		$16.34	$12.39	$11.37	$10.86
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.00	)‡	(0.06)		(0.03)	(0.07)	0.11	0.02
Net Realized and Unrealized Gain (Loss)	(0.05)		2.11		1.15	4.56	1.72	0.53
Total from Investment Operations	(0.05)		2.05		1.12	4.49	1.83	0.55
Distributions from and/or in Excess of:
Net Investment Income	—		—		—	—	(0.07)	(0.04)
Net Realized Gain	—		(1.53)		(0.76)	(0.54)	(0.74)	—
Total Distributions	—		(1.53)		(0.76)	(0.54)	(0.81)	(0.04)
Net Asset Value, End of Period	$17.17		$17.22		$16.70	$16.34	$12.39	$11.37
Total Return++	(0.29	)%#	12.20%		7.05%	36.65%	16.11%	5.07%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$14,502		$11,939		$3,738	$3,134	$12	$11
Ratio of Expenses to Average Net Assets (1)	1.16	%+*	1.18	%+^^	1.39%+	1.35%+^	1.30%+	1.30%+
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.01	)%+*	(0.31	)%+	(0.15)%+	(0.44)%+	0.83%+	0.14%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%		0.01%	0.00%§	0.00%§	0.00%§
Portfolio Turnover Rate	44	%#	51%		31%	36%	50%	28%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.44	%*	1.87%		2.14%	2.68%	2.59%	3.68%
Net Investment Loss to Average Net Assets	(0.29	)%*	(1.00)%		(0.90)%	(1.77)%	(0.46)%	(2.24)%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value, which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.40% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.30% for Class A shares.

^^  Effective January 23, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.20% for Class A Shares. Prior to January 23, 2015, the maximum ratio was 1.40% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Advantage Portfolio

	Class L
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015		2014	2013	2012	2011
Net Asset Value, Beginning of Period	$17.40		$16.82		$16.42	$12.42	$11.39	$10.89
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.01		(0.01)		0.02	(0.01)	0.13	0.04
Net Realized and Unrealized Gain (Loss)	(0.04)		2.12		1.14	4.55	1.74	0.52
Total from Investment Operations	(0.03)		2.11		1.16	4.54	1.87	0.56
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.00)‡	—	(0.10)	(0.06)
Net Realized Gain	—		(1.53)		(0.76)	(0.54)	(0.74)	—
Total Distributions	—		(1.53)		(0.76)	(0.54)	(0.84)	(0.06)
Net Asset Value, End of Period	$17.37		$17.40		$16.82	$16.42	$12.42	$11.39
Total Return++	(0.17	)%#	12.47%		7.28%	36.97%	16.42%	5.19%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,649		$5,369		$6,549	$3,908	$722	$208
Ratio of Expenses to Average Net Assets (1)	0.96	%+*	0.97	%+^^	1.18%+	1.08%+^	1.09%+	1.09%+
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.16	%+*	(0.03	)%+	0.12%+	(0.06)%+	1.04%+	0.35%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%		0.01%	0.01%	0.00%§	0.00%§
Portfolio Turnover Rate	44	%#	51%		31%	36%	50%	28%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.95	%*	2.33%		2.64%	3.10%	3.09%	4.18%
Net Investment Loss to Average Net Assets	(0.83	)%*	(1.39)%		(1.34)%	(2.08)%	(0.96)%	(2.74)%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.19% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.09% for Class L shares.

^^  Effective January 23, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum of 0.99% for Class L shares. Prior to January 23, 2015, the maximum ratio was 1.19% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Advantage Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2016 (unaudited)		Period from April 30, 2015^ to December 31, 2015
Net Asset Value, Beginning of Period	$17.25		$18.08
Income (Loss) from Investment Operations:
Net Investment Income Loss†	(0.06)		(0.14)
Net Realized and Unrealized Gain (Loss)	(0.05)		0.86
Total from Investment Operations	(0.11)		0.72
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)
Net Realized Gain	—		(1.53)
Total Distributions	—		(1.55)
Net Asset Value, End of Period	$17.14		$17.25
Total Return++	(0.64	)%#	3.91	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,768		$1,776
Ratios of Expenses to Average Net Assets (1)	1.94	%+*	1.94	%+*
Ratio of Net Investment Loss to Average Net Assets Gain (1)	(0.79	)%+*	(1.15	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01	%*
Portfolio Turnover Rate	44	%#	51%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	2.22	%*	2.83	%*
Net Investment Loss to Average Net Assets	(1.07	)%*	(2.04	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Advantage Portfolio

	Class IS
	Six Months Ended June 30, 2016		Year Ended December 31,			Period from September 13, 2013^ to
Selected Per Share Data and Ratios	(unaudited)		2015		2014	December 31, 2013
Net Asset Value, Beginning of Period	$17.42		$16.84		$16.41	$14.59
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.04		0.02		0.04	(0.01)
Net Realized and Unrealized Gain (Loss)	(0.06)		2.11		1.16	2.21
Total from Investment Operations	(0.02)		2.13		1.20	2.20
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)		(0.01)	—
Net Realized Gain	—		(1.53)		(0.76)	(0.38)
Total Distributions	—		(1.55)		(0.77)	(0.38)
Net Asset Value, End of Period	$17.40		$17.42		$16.84	$16.41
Total Return++	(0.17	)%#	12.65%		7.50%	15.15	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$12,892		$12		$12	$11
Ratio of Expenses to Average Net Assets (1)	0.80	%+*	0.82	%+^^^	1.00%+	1.01	%+^^*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.49	%+*	0.10	%+	0.26%+	(0.25	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00	%§	0.01%	0.00	%§*
Portfolio Turnover Rate	44	%#	51%		31%	36	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation
Expenses to Average Net Assets	1.10	%*	14.53%		18.84%	7.31	%*
Net Investment Income (Loss) to Average Net Assets	0.19	%*	(13.61)%		(17.58)%	(6.55	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.01% for Class IS shares.

^^^  Effective January 23, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.81% for Class IS shares. Prior to January 23, 2015, the maximum ratio was 1.01% for Class IS shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-nine separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Advantage Portfolio. The Portfolio seeks long-term capital appreciation.

The Portfolio offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Portfolio suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options and swaps are valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors") or quotes from a broker or dealer; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$3,125	$—	$—	$3,125
Beverages	807	—	—	807
Chemicals	690	—	—	690
Diversified Financial Services	6,243	—	—	6,243
Food Products	9,870	—	—	9,870
Healthcare Equipment & Supplies	735	—	—	735
Hotels, Restaurants & Leisure	2,285	—	—	2,285
Industrial Conglomerates	2,152	—	—	2,152
Information Technology Services	4,846	—	—	4,846
Internet & Catalog Retail	6,798	—	—	6,798
Internet Software & Services	13,310	—	—	13,310
Media	686	—	—	686
Personal Products	650	—	—	650
Pharmaceuticals	3,087	—	—	3,087
Software	2,572	—	—	2,572
Specialty Retail	4,804	—	—	4,804
Tech Hardware, Storage & Peripherals	4,121	—	—	4,121
Textiles, Apparel & Luxury Goods	1,076	1,637	—	2,713
Total Common Stocks	67,857	1,637	—	69,494
Call Option Purchased	—	13	—	13
Short-Term Investment
Investment Company	3,322	—	—	3,322
Total Assets	$71,179	$1,650	$—	$72,829

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, the Portfolio did not have any investments transfer between investment levels. At June 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Options: With respect to options, the Portfolio is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price typically in exchange for a premium paid by the Portfolio. The Portfolio may purchase and/or sell put and call options. Purchasing call options tends to increase the Portfolio's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Portfolio's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Portfolio bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Portfolio sells an option, it sells to another party the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or foreign currency, or futures contract on the

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

underlying instrument or foreign currency, at an agreed-upon price typically in exchange for a premium received by the Portfolio. When options are purchased OTC, the Portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2016.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Option Purchased	Investments, at Value (Options Purchased)	Currency Risk	$13	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2016 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Options Purchased)	$(19)(b)

(b) Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Options Purchased)	$(85)(c)

(c) Amounts are included in Investments in the Statement of Operations.

At June 30, 2016, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Option Purchased	$13	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$13	$—	$—	$13

For the six months ended June 30, 2016, the approximate average monthly amount outstanding for each derivative type is as follows:

Options Purchased:
Average monthly notional amount	6,504,000

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.65%	0.60%	0.55%

For the six months ended June 30, 2016, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.37% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I shares, 1.20% for Class A shares, 0.99% for Class L shares, 1.95% for Class C shares and 0.81% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2016, approximately $82,000 of advisory fees were waived and approximately $3,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares. The Distributor has agreed to waive for at least one year the 12b-1 fees on Class L shares of the Portfolio to the extent it exceeds 0.04% of the average daily net assets of such shares on an annualized basis. For the six months ended June 30, 2016, this waiver amounted to approximately $17,000.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $55,019,000 and $25,556,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2016.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2016, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2016 is as follows:

Value December 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2016 (000)
$3,368	$39,961	$40,007	$6	$3,322

The Portfolio is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2016, the Portfolio did not engage in any cross-trade transactions.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 Distributions Paid From:		2014 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$18	$3,170	$121	$1,100

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2015:

Accumulated Net Investment Loss (000)	Accumulated Net Realized Gain (000)	Paid-in- Capital (000)
$3	$1	$(4)

At December 31, 2015, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$1,201

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2015, the Portfolio deferred to January 1, 2016 for U.S. Federal income tax purposes the following losses:

Post-October Currency and Specified Ordinary Losses (000)	Post-October Capital Losses (000)
$14	$—

I. Credit Facility: As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended June 30, 2016, the Fund did not have any borrowings under the facility.

J. Other: At June 30, 2016, the Portfolio had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 45.3%.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2015, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Broadridge. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.
24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2   WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc., which describes in detail the Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

29

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2016 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIADVSAN
1558898 EXP. 08.31.17

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Semi-Annual Report

June 30, 2016

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	16
Investment Advisory Agreement Approval	26
Privacy Notice	28
Director and Officer Information	31

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Portfolio, including performance, characteristics, and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Opportunity Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2016

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Expense Example (unaudited)

Global Opportunity Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Actual Ending Account Value 6/30/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Opportunity Portfolio Class I	$1,000.00	$978.60	$1,020.98	$3.84	$3.92	0.78%
Global Opportunity Portfolio Class A	1,000.00	976.30	1,019.14	5.65	5.77	1.15
Global Opportunity Portfolio Class L	1,000.00	976.10	1,018.65	6.14	6.27	1.25
Global Opportunity Portfolio Class C	1,000.00	973.40	1,015.96	8.78	8.97	1.79
Global Opportunity Portfolio Class IS	1,000.00	978.60	1,021.28	3.54	3.62	0.72

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments

Global Opportunity Portfolio

	Shares	Value (000)
Common Stocks (89.6%)
Australia (0.0%)
AET&D Holdings No. 1 Ltd. (a)(b)(c)	36,846	$—
Belgium (1.7%)
Anheuser-Busch InBev N.V.	85,767	11,274
China (15.2%)
China Resources Beer Holdings Company Ltd. (d)	5,482,000	12,010
Foshan Haitian Flavouring & Food Co., Ltd., Class A	2,766,574	12,680
Jiangsu Hengrui Medicine Co., Ltd., Class A	2,468,080	14,910
Kweichow Moutai Co., Ltd., Class A	47,250	2,080
TAL Education Group ADR (c)	639,604	39,694
Tencent Holdings Ltd. (d)	805,600	18,353
		99,727
Denmark (4.8%)
DSV A/S	748,042	31,451
France (3.1%)
Hermes International	54,553	20,559
India (0.5%)
Monsanto India Ltd.	89,475	3,452
Japan (3.0%)
Calbee, Inc.	465,800	19,336
Korea, Republic of (5.5%)
Amorepacific Corp.	44,291	16,692
Loen Entertainment, Inc. (c)	96,143	6,132
Medy-Tox, Inc.	25,284	9,557
ViroMed Co., Ltd. (c)	27,681	3,424
		35,805
Netherlands (4.6%)
Priceline Group, Inc. (The) (c)	24,298	30,334
South Africa (2.3%)
Naspers Ltd., Class N	99,091	15,184
United Kingdom (5.5%)
ARM Holdings PLC	867,706	13,142
Burberry Group PLC	738,066	11,537
Just Eat PLC (c)	1,947,356	11,111
		35,790
United States (43.4%)
Alphabet, Inc., Class C (c)	28,261	19,559
Amazon.com, Inc. (c)	56,137	40,173
Cognizant Technology Solutions Corp., Class A (c)	499,912	28,615
EPAM Systems, Inc. (c)	592,148	38,081
Facebook, Inc., Class A (c)	500,971	57,251
Globant SA (c)	364,953	14,361
Luxoft Holding, Inc. (c)	517,854	26,939
Mastercard, Inc., Class A	278,026	24,483
Visa, Inc., Class A	341,640	25,339
WisdomTree Investments, Inc.	941,419	9,217
		284,018
Total Common Stocks (Cost $492,165)		586,930
	Shares	Value (000)
Preferred Stocks (2.3%)
India (0.0%)
Flipkart Online Services Pvt Ltd. Series D (a)(b)(c)(e) (acquisition cost — $52; acquired 10/4/13)	2,242	$189
United States (2.3%)
Airbnb, Inc. Series D (a)(b)(c)(e) (acquisition cost — $1,594; acquired 4/16/14)	39,153	3,545
Magic Leap Series C (a)(b)(c)(e) (acquisition cost — $3,175; acquired 12/22/15)	137,829	3,199
Uber Technologies Series G (a)(b)(c)(e) (acquisition cost — $8,232; acquired 12/3/15)	168,793	8,232
		14,976
Total Preferred Stocks (Cost $13,053)		15,165
Participation Notes (3.9%)
China (3.9%)
Jiangsu Yanghe Brewery, Class A, Equity Linked Notes, expires 1/23/17 (c)	1,598,006	17,333
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 3/4/21 (c)	184,523	8,122
Total Participation Notes (Cost $20,563)		25,455
	Notional Amount (000)
Purchased Options (0.0%)
Call Option Purchased (0.0%)
Foreign Currency Option (0.0%)
USD/CNY December 2016 @ CNY 7.60, Royal Bank of Scotland (Cost $326)	70,499	124
	Shares
Short-Term Investment (4.4%)
Investment Company (4.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $28,606)	28,605,610	28,606
Total Investments (100.2%) (Cost $554,713) (f)(g)		656,280
Liabilities in Excess of Other Assets (–0.2%)		(1,044)
Net Assets (100.0%)		$655,236

(a)  Security has been deemed illiquid at June 30, 2016.

(b)  At June 30, 2016, the Portfolio held fair valued securities valued at approximately $15,165,000, representing 2.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(c)  Non-income producing security.

(d)  Security trades on the Hong Kong exchange.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Opportunity Portfolio

(e)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2016 amounts to approximately $15,165,000 and represents 2.3% of net assets.

(f)  The approximate fair value and percentage of net assets, $232,884,000 and 35.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(g)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $123,669,000 and the aggregate gross unrealized depreciation is approximately $22,102,000 resulting in net unrealized appreciation of approximately $101,567,000.

ADR  American Depositary Receipt.

CNY  Chinese Yuan Renminbi

USD  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	35.6%
Information Technology Services	21.9
Internet Software & Services	16.2
Internet & Catalog Retail	12.6
Beverages	7.7
Diversified Consumer Services	6.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Global Opportunity Portfolio

Statement of Assets and Liabilities	June 30, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $526,107)	$627,674
Investment in Security of Affiliated Issuer, at Value (Cost $28,606)	28,606
Total Investments in Securities, at Value (Cost $554,713)	656,280
Foreign Currency, at Value (Cost $42)	42
Receivable for Portfolio Shares Sold	1,112
Tax Reclaim Receivable	77
Receivable from Affiliate	6
Dividends Receivable	2
Other Assets	192
Total Assets	657,711
Liabilities:
Payable for Portfolio Shares Redeemed	1,202
Payable for Advisory Fees	903
Payable for Transfer Agency Fees — Class I	2
Payable for Transfer Agency Fees — Class A	101
Payable for Transfer Agency Fees — Class L	15
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Shareholder Services Fees — Class A	74
Payable for Distribution and Shareholder Services Fees — Class L	8
Payable for Distribution and Shareholder Services Fees — Class C	26
Payable for Professional Fees	45
Payable for Administration Fees	44
Payable for Custodian Fees	12
Payable for Reorganization Expense	11
Payable for Sub Transfer Agency Fees — Class L	5
Other Liabilities	27
Total Liabilities	2,475
Net Assets	$655,236
Net Assets Consist Of:
Paid-in-Capital	$523,136
Accumulated Net Investment Loss	(1,517)
Accumulated Net Realized Gain	32,050
Unrealized Appreciation (Depreciation) on:
Investments	101,567
Foreign Currency Translations	—	@
Net Assets	$655,236

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Global Opportunity Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2016 (000)
CLASS I:
Net Assets	$237,600
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	14,842,531
Net Asset Value, Offering and Redemption Price Per Share	$16.01
CLASS A:
Net Assets	$354,741
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	22,664,082
Net Asset Value, Redemption Price Per Share	$15.65
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.87
Maximum Offering Price Per Share	$16.52
CLASS L:
Net Assets	$31,430
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,028,989
Net Asset Value, Offering and Redemption Price Per Share	$15.49
CLASS C:
Net Assets	$31,444
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,043,970
Net Asset Value, Offering and Redemption Price Per Share	$15.38
CLASS IS:
Net Assets	$21
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,294
Net Asset Value, Offering and Redemption Price Per Share	$16.03

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Global Opportunity Portfolio

Statement of Operations	Six Months Ended June 30, 2016 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $137 of Foreign Taxes Withheld)	$1,706
Dividends from Securities of Affiliated Issuer (Note G)	39
Total Investment Income	1,745
Expenses:
Advisory Fees (Note B)	2,492
Shareholder Services Fees — Class A (Note D)	419
Distribution and Shareholder Services Fees — Class L (Note D)	119
Distribution and Shareholder Services Fees — Class C (Note D)	129
Administration Fees (Note C)	249
Transfer Agency Fees — Class I (Note E)	5
Transfer Agency Fees — Class A (Note E)	187
Transfer Agency Fees — Class L (Note E)	22
Transfer Agency Fees — Class C (Note E)	3
Transfer Agency Fees — Class IS (Note E)	1
Sub Transfer Agency Fees — Class I	70
Sub Transfer Agency Fees — Class A	122
Sub Transfer Agency Fees — Class L	15
Sub Transfer Agency Fees — Class C	7
Custodian Fees (Note F)	57
Professional Fees	52
Registration Fees	46
Shareholder Reporting Fees	33
Directors' Fees and Expenses	5
Pricing Fees	3
Other Expenses	16
Total Expenses	4,052
Waiver of Advisory Fees (Note B)	(710)
Distribution Fees — Class L Shares Waived (Note D)	(71)
Rebate from Morgan Stanley Affiliate (Note G)	(17)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Net Expenses	3,253
Net Investment Loss	(1,508)
Realized Loss:
Investments Sold	(6,689)
Foreign Currency Transactions	(186)
Net Realized Loss	(6,875)
Change in Unrealized Appreciation (Depreciation):
Investments	(9,132)
Foreign Currency Translations	7
Net Change in Unrealized Appreciation (Depreciation)	(9,125)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(16,000)
Net Decrease in Net Assets Resulting from Operations	$(17,508)

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Global Opportunity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31,2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(1,508)	$(671)
Net Realized Gain (Loss)	(6,875)	40,641
Net Change in Unrealized Appreciation (Depreciation)	(9,125)	(35,586)
Net Increase (Decrease) in Net Assets Resulting from Operations	(17,508)	4,384
Distributions from and/or in Excess of:
Class I:
Net Realized Gain	—	(1,177)
Class A:
Net Realized Gain	—	(910)
Class L:
Net Realized Gain	—	(40)
Class C:
Net Realized Gain	—	(123)
Class IS:
Net Realized Gain	—	(— @)
Total Distributions	—	(2,250)
Capital Share Transactions:(1)
Class I:
Subscribed	132,816	163,052
Issued due to a tax-free reorganization	—	77,071
Distributions Reinvested	—	1,081
Redeemed	(126,710)	(16,394)
Class A:
Subscribed	83,362	113,695
Issued due to a tax-free reorganization	—	235,675
Distributions Reinvested	—	906
Redeemed	(67,495)	(14,930)
Class L:
Subscribed	13	2,004
Issued due to a tax-free reorganization	—	32,385
Distributions Reinvested	—	38
Redeemed	(2,305)	(558)
Class C:
Subscribed	13,568	21,201 *
Distributions Reinvested	—	122 *
Redeemed	(2,306)	(869)*
Class IS:
Subscribed	37	7
Issued due to a tax-free reorganization	—	799
Redeemed	(746)	—
Net Increase in Net Assets Resulting from Capital Share Transactions	30,234	615,285
Total Increase in Net Assets	12,726	617,419
Net Assets:
Beginning of Period	642,510	25,091
End of Period (Including Accumulated Net Investment Loss of $(1,517) and $(9))	$655,236	$642,510

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Global Opportunity Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	8,566	10,166
Shares Issued due to a tax-free reorganization	—	4,618
Shares Issued on Distributions Reinvested	—	65
Shares Redeemed	(8,324)	(1,038)
Net Increase in Class I Shares Outstanding	242	13,811
Class A:
Shares Subscribed	5,459	7,220
Shares Issued due to a tax-free reorganization	—	14,414
Shares Issued on Distributions Reinvested	—	56
Shares Redeemed	(4,486)	(941)
Net Increase in Class A Shares Outstanding	973	20,749
Class L:
Shares Subscribed	1	136
Shares Issued due to a tax-free reorganization	—	2,000
Shares Issued on Distributions Reinvested	—	2
Shares Redeemed	(154)	(36)
Net Increase (Decrease) in Class L Shares Outstanding	(153)	2,102
Class C:
Shares Subscribed	901	1,345	*
Shares Issued on Distributions Reinvested	—	8	*
Shares Redeemed	(153)	(57	)*
Net Increase in Class C Shares Outstanding	748	1,296
Class IS:
Shares Subscribed	2	—	@@
Shares Issued due to a tax-free reorganization	—	48
Shares Redeemed	(50)	—
Net Increase (Decrease) in Class IS Shares Outstanding	(48)	48

*  For the period April 30, 2015 through December 31, 2015.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Opportunity Portfolio

	Class I
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$16.36		$13.98	$13.65	$10.84	$10.26	$11.58
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.02)		(0.05)	(0.06)	(0.02)	0.01	0.02
Net Realized and Unrealized Gain (Loss)	(0.33)		2.64	1.26	4.21	1.01	(0.57)
Total from Investment Operations	(0.35)		2.59	1.20	4.19	1.02	(0.55)
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.21)	(0.87)	(1.38)	(0.44)	(0.77)
Redemption Fees	—		—	—	—	—	0.00 ‡
Net Asset Value, End of Period	$16.01		$16.36	$13.98	$13.65	$10.84	$10.26
Total Return++	(2.14	)%#	18.50%	9.04%	40.12%	9.99%	(4.90)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$237,600		$238,920	$11,037	$7,293	$5,069	$8,386
Ratio of Expenses to Average Net Assets (1)	0.78	%+*	0.98%+^	1.17%+	1.24%+	1.25%+	1.25%+
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.22	)%+*	(0.33)%+	(0.42)%+	(0.21)%+	0.06%+	0.13%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.01%	0.00%§	0.00%§	0.00%§
Portfolio Turnover Rate	24	%#	115%	29%	38%	33%	39%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.01	%*	1.20%	2.47%	3.36%	2.57%	2.92%
Net Investment Loss to Average Net Assets	(0.45	)%*	(0.55)%	(1.72)%	(2.33)%	(1.26)%	(1.54)%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective December 7, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.81% for Class I shares. Prior to December 7, 2015, the maximum ratio was 1.10% for Class I shares. Prior to January 23, 2015, the maximum ratio was 1.25% for Class I shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Opportunity Portfolio

	Class A
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015		2014	2013	2012	2011
Net Asset Value, Beginning of Period	$16.03		$13.75		$13.48	$10.75	$10.21	$11.56
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.04)		(0.10)		(0.11)	(0.15)	(0.02)	(0.01)
Net Realized and Unrealized Gain (Loss)	(0.34)		2.59		1.25	4.26	1.00	(0.57)
Total from Investment Operations	(0.38)		2.49		1.14	4.11	0.98	(0.58)
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.21)		(0.87)	(1.38)	(0.44)	(0.77)
Redemption Fees	—		—		—	—	—	0.00 ‡
Net Asset Value, End of Period	$15.65		$16.03		$13.75	$13.48	$10.75	$10.21
Total Return++	(2.37	)%#	18.16%		8.55%	39.80%	9.65%	(5.16)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$354,741		$347,683		$12,952	$4,057	$87	$10
Ratio of Expenses to Average Net Assets (1)	1.15	%+*	1.25	%+^^	1.56%+	1.59%+^	1.50%+	1.50%+
Ratio of Net Investment Loss to Average Net Assets (1)	(0.59	)%+*	(0.64	)%+	(0.82)%+	(1.15)%+	(0.19)%+	(0.12)%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01%		0.01%	0.00%§	0.00%§	0.00%§
Portfolio Turnover Rate	24	%#	115%		29%	38%	33%	39%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.38	%*	1.50%		2.86%	3.93%	2.82%	3.17%
Net Investment Loss to Average Net Assets	(0.82	)%*	(0.89)%		(2.12)%	(3.49)%	(1.51)%	(1.79)%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.60% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.50% for Class A shares.

^^  Effective December 7, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.23% for Class A shares. Prior to December 7, 2015, the maximum ratio was 1.45% for Class A shares. Prior to January 23, 2015, the maximum ratio was 1.60% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Opportunity Portfolio

	Class L
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015		2014	2013	2012	2011
Net Asset Value, Beginning of Period	$15.87		$13.62		$13.38	$10.68	$10.15	$11.50
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.05)		(0.11)		(0.12)	(0.07)	(0.03)	(0.02)
Net Realized and Unrealized Gain (Loss)	(0.33)		2.57		1.23	4.15	1.00	(0.56)
Total from Investment Operations	(0.38)		2.46		1.11	4.08	0.97	(0.58)
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.21)		(0.87)	(1.38)	(0.44)	(0.77)
Redemption Fees	—		—		—	—	—	0.00 ‡
Net Asset Value, End of Period	$15.49		$15.87		$13.62	$13.38	$10.68	$10.15
Total Return++	(2.39	)%#	18.03%		8.46%	39.79%	9.61%	(5.19)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$31,430		$34,628		$1,091	$527	$396	$505
Ratio of Expenses to Average Net Assets (1)	1.25	%+*	1.30	%+^^	1.64%+	1.58%+^	1.55%+	1.55%+
Ratio of Net Investment Loss to Average Net Assets (1)	(0.70	)%+*	(0.70	)%+	(0.87)%+	(0.57)%+	(0.24)%+	(0.17)%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%		0.01%	0.00%§	0.00%§	0.00%§
Portfolio Turnover Rate	24	%#	115%		29%	38%	33%	39%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.93	%*	2.03%		3.52%	4.23%	3.32%	3.67%
Net Investment (Loss) to Average Net Assets	(1.38	)%*	(1.43)%		(2.75)%	(3.22)%	(2.01)%	(2.29)%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.65% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.55% for Class L shares.

^^  Effective January 23, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.50% for Class L shares. Prior to January 23, 2015, the maximum ratio was 1.65% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Opportunity Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2016 (unaudited)		Period from April 30, 2015^ to December 31, 2015
Net Asset Value, Beginning of Period	$15.80		$15.25
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.09)		(0.15)
Net Realized and Unrealized Gain	(0.33)		0.91
Total from Investment Operations	(0.42)		0.76
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.21)
Net Asset Value, End of Period	$15.38		$15.80
Total Return++	(2.66	)%#	4.95	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$31,444		$20,475
Ratios of Expenses to Average Net Assets (1)	1.79	%+*	2.03	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(1.21	)%+*	(1.40	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01	%*
Portfolio Turnover Rate	24	%#	115%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	2.03	%*	2.22	%*
Net Investment Loss to Average Net Assets	(1.45	)%*	(1.59	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Opportunity Portfolio

	Class IS
	Six Months Ended June 30, 2016		Year Ended December 31,			Period from September 13, 2013^ to
Selected Per Share Data and Ratios	(unaudited)		2015		2014	December 31, 2013
Net Asset Value, Beginning of Period	$16.38		$13.99		$13.65	$12.43
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.03)		(0.05)		(0.06)	(0.03)
Net Realized and Unrealized Gain (Loss)	(0.32)		2.65		1.27	2.27
Total from Investment Operations	(0.35)		2.60		1.21	2.24
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.21)		(0.87)	(1.02)
Net Asset Value, End of Period	$16.03		$16.38		$13.99	$13.65
Total Return++	(2.14	)%#	18.64%		8.96%	18.35	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$21		$804		$11	$11
Ratio of Expenses to Average Net Assets (1)	0.72	%+*	0.77	%+^^^	1.17%+	1.18	%+^^*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.43	)%+*	(0.28	)%+	(0.42)%+	(0.74	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.01%		0.01%	0.00	%§*
Portfolio Turnover Rate	24	%#	115%		29%	38	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation
Expenses to Average Net Assets	2.94	%*	3.56%		19.50%	8.44	%*
Net Investment Loss to Average Net Assets	(2.65	)%*	(3.07)%		(18.75)%	(8.00	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.18% for Class IS shares.

^^^  Effective December 7, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.72% for Class IS shares. Prior to December 7, 2015, the maximum ratio was 1.03% for Class IS shares. Prior to January 23, 2015, the maximum ratio was 1.18% for Class IS shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-nine separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Opportunity Portfolio. The Portfolio seeks long-term capital appreciation.

The Portfolio offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Portfolio suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

On December 7, 2015, the Portfolio acquired the net assets of the Fund's Opportunity Portfolio ("Opportunity Portfolio"), an open-end investment company. Based on the respective valuations as of the close of business on December 4, 2015, pursuant to a Plan of Reorganization approved by the shareholders of Opportunity Portfolio on November 6, 2015 ("Reorganization"). The purpose of the transaction was to combine two portfolios managed by Morgan Stanley Investment Management Inc., ("the Adviser") with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 4,617,804 Class I shares of the Portfolio at a net asset value of $16.69 for 3,034,694 Class I shares of Opportunity Portfolio; 14,415,387 Class A shares of the Portfolio at a net asset value of $16.35 for 9,470,228 Class A shares of Opportunity Portfolio; 2,000,306 Class L shares of the Portfolio at a net asset value of $16.19 for 1,518,730 Class L shares of Opportunity Portfolio; 47,839 Class IS shares of the Portfolio at a net asset value of $16.70 for 31,397 Class IS shares of Opportunity Portfolio. The net assets of Opportunity Portfolio before the Reorganization were approximately $345,930,000, including unrealized appreciation of approximately $141,511,000 at December 4, 2015. The investment portfolio of Opportunity Portfolio, with a fair value of approximately $346,957,000 and identified cost of approximately $205,446,000 on December 4, 2015, was the principal asset acquired by the Portfolio. For financial reporting purposes, assets received and shares issued by the Portfolio were recorded at fair value; however, the cost basis of the investments received from Opportunity Portfolio was carried forward to align ongoing reporting of the Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets of the Portfolio were approximately $246,567,000. Immediately after the Reorganization, the net assets of the Portfolio were approximately $592,513,000.

Upon closing of the Reorganization, shareholders of Opportunity Portfolio received shares of the Portfolio as follows:

Opportunity Portfolio	Global Opportunity Portfolio
Class I	Class I
Class A	Class A
Class L	Class L
Class IS	Class IS

Assuming the acquisition had been completed on January 1, 2015, the beginning of the annual reporting period of the Portfolio, the Portfolio's pro forma results of operations for the year ended December 31, 2015, are as follows:

Net investment loss(1)	$3,760,000
Net realized gain and unrealized gain(2)	$61,642,000
Net increase (decrease) in net assets resulting from operations	$65,402,000

(1) Approximately $(671,000) as reported, plus approximately $1,533,000 Opportunity Portfolio prior to the Reorganization, plus approximately $2,898,000 of estimated pro-forma eliminated expenses.

(2) Approximately $40,641,000 as reported, plus approximately $21,001,000 Opportunity Portfolio prior to the Reorganization.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Opportunity Portfolio that have been included in the Portfolio's Statement of Operations since December 7, 2015.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

asked prices; if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options and swaps are valued by an outside pricing service approved by the Directors or quotes from a broker or dealer; (5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (8) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments,

interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Beverages	$—	$25,364	$—		$25,364
Biotechnology	—	12,981	—		12,981
Capital Markets	9,217	—	—		9,217
Chemicals	—	3,452	—		3,452
Diversified Consumer Services	39,694	—	—		39,694
Food Products	—	32,016	—		32,016
Information Technology Services	143,457	—	—		143,457
Internet & Catalog Retail	70,507	—	—		70,507
Internet Software & Services	76,810	29,464	—		106,274
Media	—	21,316	—		21,316
Multi-Utilities	—	—	—	†	—	†
Personal Products	—	16,692	—		16,692
Pharmaceuticals	—	14,910	—		14,910
Road & Rail	—	31,451	—		31,451
Semiconductors & Semiconductor Equipment	—	13,142	—		13,142
Software	14,361	—	—		14,361
Textiles, Apparel & Luxury Goods	—	32,096	—		32,096
Total Common Stocks	354,046	232,884	—	†	586,930	†

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Preferred Stocks	$—	$—	$15,165		$15,165
Participation Notes	—	25,455	—		25,455
Call Option Purchased	—	124	—		124
Short-Term Investment
Investment Company	28,606	—	—		28,606
Total Assets	$382,652	$258,463	$15,165	†	$656,280	†

†  Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, the Portfolio did not have any investments transfer between investment levels. At June 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stock (000)		Stocks (000)
Beginning Balance	$—	†	$14,915
Purchases	—		—
Sales	—		—
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		250
Realized gains (losses)	—		—
Ending Balance	$—	†	$15,165
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2016	$—		$250

†  Includes one security which is valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2016. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

	Fair Value at June 30, 2016 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an increase in input
Electronic Equipment, Instuments & Components
Preferred Stock	$3,199	Discounted Cash Flow	Weighted Average Cost of Capital	27.0%		29.0%		28.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	10.8	x	24.1	x	19.6	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
Internet & Catalog Retail
Preferred Stocks	$3,545	Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	8.8	x	14.5	x	12.0	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
	$189	Discounted Cash Flow	Weighted Average Cost of Capital	16.5%		18.5%		17.6%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	1.8	x	3.6	x	2.7	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
	$8,232	Market Transaction Method	Precedent Transaction	$48.77		$48.77		$48.77		Increase

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Options: With respect to options, the Portfolio is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price typically in exchange for a premium paid by the Portfolio. The Portfolio may purchase and/or sell put and call options. Purchasing call options tends to increase the Portfolio's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Portfolio's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Portfolio bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Portfolio sells an option, it sells to another party the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying or foreign currency, instrument at an agreed-upon price typically in exchange for a premium received by the Portfolio. When options are purchased OTC, the Portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2016.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Option Purchased	Investments, at Value (Option Purchased)	Currency Risk	$124	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2016 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Options Purchased)	$(152	)(b)

(b) Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Options Purchased)	$(723	)(c)

(c) Amounts are included in Investments in the Statement of Operations.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

At June 30, 2016, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Option Purchased	$124	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$124	$—	$—	124

For the six months ended June 30, 2016, the approximate average monthly amount outstanding for each derivative type is as follows:

Options Purchased:
Average monthly notional amount	56,029,000

5.  Structured Investments: The Portfolio invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Portfolio is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular time, may be unable to find qualified buyers for these securities.

6.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

7.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2016, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.57% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.81% for Class I shares, 1.23% for Class A shares, 1.50% for Class L shares, 2.20% for Class C shares and 0.72% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least two years from the date of the Reorganization or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2016, approximately $710,000 of advisory fees were waived and approximately $1,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly,

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares. The Distributor has agreed to waive for at least one year from the date of the Portfolio's Reorganization the 12b-1 fees on Class L shares of the Portfolio to the extent it exceeds 0.30% of the average daily net assets of such shares on an annualized basis. For the six months ended June 30, 2016, this waiver amounted to approximately $71,000.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $190,346,000 and $143,308,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2016.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2016, advisory fees paid were reduced by approximately $17,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2016 is as follows:

Value December 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2016 (000)
$33,417	$182,635	$187,446	$39	$28,606

During the six months ended June 30, 2016, the Portfolio incurred approximately $3,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio.

The Portfolio is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2016, the Portfolio did not engage in any cross-trade transactions.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 Distributions Paid From:		2014 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$3	$2,247	$160	$1,020

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, a net operating loss and merger adjustments, resulted in the following reclassifications among the components of net assets at December 31, 2015:

Accumulated Net Investment Loss (000)	Accumulated Net Realized Gain (000)	Paid-in- Capital (000)
$662	$209	$(871)

At December 31, 2015, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$41,756

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2015, the Portfolio deferred to January 1, 2016 for U.S. Federal income tax purposes the following losses:

Post-October Currency and Specified Ordinary Losses (000)	Post-October Capital Losses (000)
$—	$1,260

I. Credit Facility: As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended June 30, 2016, the Fund did not have any borrowings under the facility.

J. Other: At June 30, 2016, the Portfolio had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 15.2%.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2015, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Broadridge. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's contractual management fee and total expense ratio were lower than its peer group averages. The Board also noted that the Portfolio's actual management fee was higher than its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; (ii) management fee was acceptable; and (iii) total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc., which describes in detail the Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

31

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2016 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGOSAN
1559329 EXP. 08.31.17

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Infrastructure Portfolio

Semi-Annual Report

June 30, 2016

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	16
Investment Advisory Agreement Approval	24
Privacy Notice	26
Director and Officer Information	29

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Portfolio, including performance, characteristics, and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Infrastructure Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2016

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Expense Example (unaudited)

Global Infrastructure Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Actual Ending Account Value 6/30/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Infrastructure Portfolio Class I	$1,000.00	$1,177.10	$1,020.64	$4.60	$4.27	0.85%
Global Infrastructure Portfolio Class A	1,000.00	1,176.00	1,019.34	6.01	5.57	1.11
Global Infrastructure Portfolio Class L	1,000.00	1,172.50	1,016.56	9.02	8.37	1.67
Global Infrastructure Portfolio Class C	1,000.00	1,171.60	1,015.07	10.64	9.87	1.97
Global Infrastructure Portfolio Class IS	1,000.00	1,178.10	1,020.69	4.55	4.22	0.84

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments

Global Infrastructure Portfolio

	Shares	Value (000)
Common Stocks (95.7%)
Australia (3.2%)
Macquarie Atlas Roads Group	1,000,970	$3,886
Sydney Airport	388,183	2,017
Transurban Group	550,249	4,935
		10,838
Brazil (0.2%)
CCR SA	105,840	554
Canada (12.8%)
Enbridge, Inc. (a)	403,276	17,084
Hydro One Ltd. (b)	41,074	825
Inter Pipeline Ltd. (a)	280,808	5,955
Pembina Pipeline Corp.	150,652	4,578
TransCanada Corp. (a)	338,231	15,305
		43,747
China (5.5%)
China Everbright International Ltd. (c)	1,861,000	2,086
Guangdong Investment Ltd. (c)	4,712,000	7,198
Hopewell Highway Infrastructure Ltd. (c)	18,834,000	9,376
		18,660
France (3.5%)
Eutelsat Communications SA	27,781	530
Groupe Eurotunnel SE	309,260	3,291
SES SA	86,601	1,871
Vinci SA	88,460	6,300
		11,992
Italy (2.2%)
Atlantia SpA	158,926	3,964
Infrastrutture Wireless Italiane SpA (b)	630,860	2,795
Snam SpA	128,503	769
		7,528
Japan (1.3%)
Japan Airport Terminal Co., Ltd. (a)	13,000	468
Tokyo Gas Co., Ltd.	941,000	3,863
		4,331
Mexico (0.2%)
Infraestructura Energetica Nova SAB de CV	197,246	831
Spain (5.8%)
Abertis Infraestructuras SA	114,860	1,688
EDP Renovaveis SA	2,501	19
Ferrovial SA	235,755	4,581
Saeta Yield SA	1,345,302	13,479
		19,767
Switzerland (1.1%)
Flughafen Zuerich AG (Registered)	21,895	3,874
United Kingdom (12.3%)
John Laing Group PLC (b)	5,174,205	15,625
National Grid PLC	1,042,269	15,327
Pennon Group PLC	241,611	3,051
	Shares	Value (000)
Severn Trent PLC	115,810	$3,783
United Utilities Group PLC	298,522	4,157
		41,943
United States (47.6%)
American Tower Corp. REIT	214,950	24,420
American Water Works Co., Inc. (a)	35,890	3,033
Atmos Energy Corp.	43,842	3,565
CenterPoint Energy, Inc.	31,822	764
Cheniere Energy, Inc. (a)(d)	26,219	985
Columbia Pipeline Group, Inc.	187,524	4,780
Crown Castle International Corp. REIT (a)	156,325	15,856
Enbridge Energy Management LLC (d)	1,409,969	32,443
Eversource Energy	85,411	5,116
Kinder Morgan, Inc.	276,850	5,183
NiSource, Inc.	116,554	3,091
Pattern Energy Group, Inc.	597,522	13,725
PG&E Corp.	243,586	15,570
SBA Communications Corp., Class A (d)	51,350	5,543
Sempra Energy	129,688	14,787
Spectra Energy Corp.	257,982	9,450
TransCanada Corp.	21,388	966
Union Pacific Corp.	33,250	2,901
		162,178
Total Common Stocks (Cost $252,745)		326,243
Short-Term Investments (8.8%)
Securities held as Collateral on Loaned Securities (4.8%)
Investment Company (3.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	13,200,240	13,200
	Face Amount (000)
Repurchase Agreements (0.9%)
Barclays Capital, Inc., (0.42%, dated 6/30/16, due 7/1/16; proceeds $3,050; fully collateralized by a U.S. Government obligation; 2.00% due 8/15/25; valued at $3,111)	$3,050	3,050
Merrill Lynch & Co., Inc., (0.44%, dated 6/30/16, due 7/1/16; proceeds $125; fully collateralized by a U.S. Government agency security; 4.50% due 4/20/44; valued at $127)	125	125
		3,175
Total Securities held as Collateral on Loaned Securities (Cost $16,375)		16,375

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Infrastructure Portfolio

	Shares	Value (000)
Investment Company (4.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G) (Cost $13,486)	13,486,440	$13,486
Total Short-Term Investments (Cost $29,861)		29,861
Total Investments (104.5%) (Cost $282,606) Including $47,833 of Securities Loaned (e)(f)		356,104
Liabilities in Excess of Other Assets (–4.5%)		(15,425)
Net Assets (100.0%)		$340,679

(a)  All or a portion of this security was on loan at June 30, 2016.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Security trades on the Hong Kong exchange.

(d)  Non-income producing security.

(e)  The approximate fair value and percentage of net assets, $118,933,000 and 34.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(f)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $81,321,000 and the aggregate gross unrealized depreciation is approximately $7,823,000 resulting in net unrealized appreciation of approximately $73,498,000.

REIT  Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	36.4%
Communications	15.0
Electricity Transmission & Distribution	10.8
Toll Roads	10.0
PPA Contracted Renewables	8.0
Water	6.9
Other**	6.7
Diversified	6.2
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2016.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Global Infrastructure Portfolio

Statement of Assets and Liabilities	June 30, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $255,920)	$329,418
Investment in Security of Affiliated Issuer, at Value (Cost $26,686)	26,686
Total Investments in Securities, at Value (Cost $282,606)	356,104
Foreign Currency, at Value (Cost $299)	298
Receivable for Investments Sold	3,558
Dividends Receivable	1,421
Receivable for Portfolio Shares Sold	210
Tax Reclaim Receivable	72
Receivable from Affiliate	2
Other Assets	82
Total Assets	361,747
Liabilities:
Collateral on Securities Loaned, at Value	16,375
Payable for Investments Purchased	3,319
Payable for Portfolio Shares Redeemed	545
Payable for Advisory Fees	501
Payable for Sub Transfer Agency Fees — Class I	—	@
Payable for Sub Transfer Agency Fees — Class A	66
Payable for Sub Transfer Agency Fees — Class L	2
Payable for Shareholder Services Fees — Class A	58
Payable for Distribution and Shareholder Services Fees — Class L	4
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Custodian Fees	41
Payable for Professional Fees	29
Payable for Administration Fees	22
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	18
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Other Liabilities	88
Total Liabilities	21,068
Net Assets	$340,679
Net Assets Consist Of:
Paid-in-Capital	$276,189
Undistributed Net Investment Income	4,248
Net Realized Loss	(13,202)
Unrealized Appreciation (Depreciation) on:
Investments	73,498
Foreign Currency Translations	(54)
Net Assets	$340,679
The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Global Infrastructure Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2016 (000)
CLASS I:
Net Assets	$39,681
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,676,857
Net Asset Value, Offering and Redemption Price Per Share	$14.82
CLASS A:
Net Assets	$290,512
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	19,668,472
Net Asset Value, Redemption Price Per Share	$14.77
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.82
Maximum Offering Price Per Share	$15.59
CLASS L:
Net Assets	$6,068
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	413,411
Net Asset Value, Offering and Redemption Price Per Share	$14.68
CLASS C:
Net Assets	$318
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	21,765
Net Asset Value, Offering and Redemption Price Per Share	$14.61
CLASS IS:
Net Assets	$4,100
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	276,720
Net Asset Value, Offering and Redemption Price Per Share	$14.82
(1) Including: Securities on Loan, at Value:	$47,833

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Global Infrastructure Portfolio

Statement of Operations	Six Months Ended June 30, 2016 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $254 of Foreign Taxes Withheld)	$6,089
Income from Securities Loaned — Net	65
Dividends from Security of Affiliated Issuer (Note G)	10
Total Investment Income	6,164
Expenses:
Advisory Fees (Note B)	1,359
Shareholder Services Fees — Class A (Note D)	334
Distribution and Shareholder Services Fees — Class L (Note D)	21
Distribution and Shareholder Services Fees — Class C (Note D)	2
Administration Fees (Note C)	128
Sub Transfer Agency Fees — Class I	2
Sub Transfer Agency Fees — Class A	111
Sub Transfer Agency Fees — Class L	4
Sub Transfer Agency Fees — Class C	— @
Custodian Fees (Note F)	44
Professional Fees	43
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	34
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Registration Fees	30
Shareholder Reporting Fees	20
Directors' Fees and Expenses	4
Pricing Fees	3
Other Expenses	11
Total Expenses	2,154
Waiver of Advisory Fees (Note B)	(298)
Reimbursement of Class Specific Expenses — Class A (Note B)	(118)
Reimbursement of Class Specific Expenses — Class L (Note B)	(3)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(7)
Net Expenses	1,726
Net Investment Income	4,438
Realized Gain (Loss):
Investments Sold	(3,133)
Foreign Currency Transactions	256
Net Realized Loss	(2,877)
Change in Unrealized Appreciation (Depreciation):
Investments	51,463
Foreign Currency Translations	(36)
Net Change in Unrealized Appreciation (Depreciation)	51,427
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	48,550
Net Increase in Net Assets Resulting from Operations	$52,988

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Global Infrastructure Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$4,438	$8,128
Net Realized Loss	(2,877)	(1,595)
Net Change in Unrealized Appreciation (Depreciation)	51,427	(64,033)
Net Increase (Decrease) in Net Assets Resulting from Operations	52,988	(57,500)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(1,297)
Net Realized Gain	—	(1,192)
Paid-in-Capital	—	(18)
Class A:
Net Investment Income	—	(6,564)
Net Realized Gain	—	(6,710)
Paid-in-Capital	—	(101)
Class L:
Net Investment Income	—	(110)
Net Realized Gain	—	(145)
Paid-in-Capital	—	(2)
Class C:
Net Investment Income	—	(16)
Net Realized Gain	—	(16)
Paid-in-Capital	—	(— @)
Class IS:
Net Investment Income	—	(49)
Net Realized Gain	—	(39)
Paid-in-Capital	—	(1)
Total Distributions	—	(16,260)
Capital Share Transactions:(1)
Class I:
Subscribed	1,713	24,423
Issued due to a tax-free reorganization	—	4,898
Distributions Reinvested	—	1,825
Redeemed	(17,003)	(13,168)
Class A:
Subscribed	758	4,487
Issued due to a tax-free reorganization	—	340,098
Distributions Reinvested	—	13,073
Redeemed	(18,342)	(53,249)
Class L:
Subscribed	—	234
Issued due to a tax-free reorganization	—	6,284
Distributions Reinvested	—	243
Redeemed	(375)	(1,039)
Class C:
Subscribed	23	844 *
Distributions Reinvested	—	31 *
Redeemed	(260)	(220)*
Class IS:
Subscribed	1,783	2,328
Distributions Reinvested	—	89
Redeemed	(398)	(47)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(32,101)	331,134
Total Increase in Net Assets	20,887	257,374
Net Assets:
Beginning of Period	319,792	62,418
End of Period (Including Undistributed Net Investment Income and Distributions in Excess of Net Investment Income of $4,248 and $(190), respectively)	$340,679	$319,792

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Global Infrastructure Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	131	1,627
Shares Issued due to a tax-free reorganization	—	316
Shares Issued on Distributions Reinvested	—	144
Shares Redeemed	(1,257)	(911)
Net Increase (Decrease) in Class I Shares Outstanding	(1,126)	1,176
Class A:
Shares Subscribed	57	293
Shares Issued due to a tax-free reorganization	—	22,027
Shares Issued on Distributions Reinvested	—	1,031
Shares Redeemed	(1,383)	(3,710)
Net Increase (Decrease) in Class A Shares Outstanding	(1,326)	19,641
Class L:
Shares Subscribed	—	15
Shares Issued due to a tax-free reorganization	—	409
Shares Issued on Distributions Reinvested	—	19
Shares Redeemed	(28)	(74)
Net Increase (Decrease) in Class L Shares Outstanding	(28)	369
Class C:
Shares Subscribed	1	57 *
Shares Issued on Distributions Reinvested	—	2 *
Shares Redeemed	(21)	(18)*
Net Increase (Decrease) in Class C Shares Outstanding	(20)	41
Class IS:
Shares Subscribed	135	168
Shares Issued on Distributions Reinvested	—	7
Shares Redeemed	(31)	(3)
Net Increase in Class IS Shares Outstanding	104	172

@  Amount is less than $500.

*  For the period April 30, 2015 through December 31, 2015.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Infrastructure Portfolio

	Class I
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$12.59		$15.41	$14.26	$12.91	$11.50	$10.40
Income (Loss) from Investment Operations:
Net Investment Income†	0.19		0.40	0.28	0.26	0.27	0.23
Net Realized and Unrealized Gain (Loss)	2.04		(2.54)	1.87	2.00	1.82	1.42
Total from Investment Operations	2.23		(2.14)	2.15	2.26	2.09	1.65
Distributions from and/or in Excess of:
Net Investment Income	—		(0.35)	(0.22)	(0.25)	(0.26)	(0.22)
Net Realized Gain	—		(0.32)	(0.78)	(0.66)	(0.42)	(0.33)
Paid-in-Capital	—		(0.01)	—	—	—	—
Total Distributions	—		(0.68)	(1.00)	(0.91)	(0.68)	(0.55)
Net Asset Value, End of Period	$14.82		$12.59	$15.41	$14.26	$12.91	$11.50
Total Return++	17.71	%#	(13.90)%	15.38%	17.91%	18.21%	15.95%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$39,681		$47,878	$40,477	$26,428	$15,707	$12,589
Ratio of Expenses to Average Net Assets (1)	0.85	%+*	0.88%+^	1.08%+	1.12%+	1.15%+	1.15%+
Ratio of Net Investment Income to Average Net Assets (1)	2.85	%+*	2.70%+	1.82%+	1.87%+	2.18%+	2.09%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.01%	0.00%§	0.00%§
Portfolio Turnover Rate	19	%#	48%	40%	30%	33%	51%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.05	%*	1.10%	1.42%	2.04%	2.39%	2.93%
Net Investment Income to Average Net Assets	2.65	%*	2.48%	1.48%	0.95%	0.94%	0.31%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective March 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.87% for Class I shares. Prior to March 30, 2015, the maximum ratio was 1.15% for Class I shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Infrastructure Portfolio

	Class A
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$12.56		$15.38	$14.25	$12.90	$11.50	$10.40
Income (Loss) from Investment Operations:
Net Investment Income†	0.18		0.39	0.24	0.26	0.24	0.21
Net Realized and Unrealized Gain (Loss)	2.03		(2.56)	1.86	1.97	1.80	1.41
Total from Investment Operations	2.21		(2.17)	2.10	2.23	2.04	1.62
Distributions from and/or in Excess of:
Net Investment Income	—		(0.32)	(0.19)	(0.22)	(0.22)	(0.19)
Net Realized Gain	—		(0.32)	(0.78)	(0.66)	(0.42)	(0.33)
Paid-in-Capital	—		(0.01)	—	—	—	—
Total Distributions	—		(0.65)	(0.97)	(0.88)	(0.64)	(0.52)
Net Asset Value, End of Period	$14.77		$12.56	$15.38	$14.25	$12.90	$11.50
Total Return++	17.60	%#	(14.08)%	14.94%	17.69%	17.85%	15.67%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$290,512		$263,702	$20,815	$3,706	$129	$115
Ratio of Expenses to Average Net Assets (1)	1.11	%+*	1.12%^^	1.42%+	1.37%+^	1.40%+	1.40%+
Ratio of Net Investment Income to Average Net Assets (1)	2.77	%+*	2.67%+	1.53%+	1.81%+	1.93%+	1.84%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.01%	0.00%§	0.00%§
Portfolio Turnover Rate	19	%#	48%	40%	30%	33%	51%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.38	%*	1.35%	1.76%	2.43%	2.64%	3.18%
Net Investment Income to Average Net Assets	2.50	%*	2.44%	1.19%	0.75%	0.69%	0.06%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.50% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.40% for Class A shares.

^^  Effective March 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.11% for Class A shares. Prior to March 30, 2015, the maximum ratio was 1.50% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Infrastructure Portfolio

	Class L
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015		2014	2013	2012	2011
Net Asset Value, Beginning of Period	$12.52		$15.34		$14.22	$12.90	$11.50	$10.40
Income (Loss) from Investment Operations:
Net Investment Income†	0.14		0.30		0.14	0.16	0.18	0.15
Net Realized and Unrealized Gain (Loss)	2.02		(2.55)		1.87	1.98	1.80	1.42
Total from Investment Operations	2.16		(2.25)		2.01	2.14	1.98	1.57
Distributions from and/or in Excess of:
Net Investment Income	—		(0.24)		(0.11)	(0.16)	(0.16)	(0.14)
Net Realized Gain	—		(0.32)		(0.78)	(0.66)	(0.42)	(0.33)
Paid-in-Capital	—		(0.01)		—	—	—	—
Total Distributions	—		(0.57)		(0.89)	(0.82)	(0.58)	(0.47)
Net Asset Value, End of Period	$14.68		$12.52		$15.34	$14.22	$12.90	$11.50
Total Return++	17.25	%#	(14.64)%		14.35%	16.98%	17.31%	15.12%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,068		$5,529		$1,115	$573	$129	$115
Ratio of Expenses to Average Net Assets (1)	1.67	%+*	1.69	%+^^	2.00%+	1.93%+^	1.90%+	1.90%+
Ratio of Net Investment Income to Average Net Assets (1)	2.20	%+*	2.06	%+	0.91%+	1.16%+	1.43%+	1.34%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00	%§	0.00%§	0.00%§	0.00%§	0.00%§
Portfolio Turnover Rate	19	%#	48%		40%	30%	33%	51%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.96	%*	1.95%		2.41%	2.86%	3.14%	3.68%
Net Investment Income (Loss) to Average Net Assets	1.91	%*	1.80%		0.50%	0.23%	0.19%	(0.44)%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.00% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.90% for Class L shares.

^^  Effective March 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.68% for Class L shares. Prior to March 30, 2015, the maximum ratio was 2.00% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Infrastructure Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2016 (unaudited)		Period from April 30, 2015^ to December 31, 2015
Net Asset Value, Beginning of Period	$12.47		$15.87
Income (Loss) from Investment Operations:
Net Investment Income†	0.11		0.17
Net Realized and Unrealized Gain (Loss)	2.03		(2.97)
Total from Investment Operations	2.14		(2.80)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.27)
Net Realized Gain	—		(0.32)
Paid-in-Capital	—		(0.01)
Total Distributions	—		(0.60)
Net Asset Value, End of Period	$14.61		$12.47
Total Return++	17.16	%#	(17.62)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$318		$516
Ratio of Expenses to Average Net Assets (1)	1.97	%+*	1.97%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.72	%+*	1.81%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§*
Portfolio Turnover Rate	19	%#	48%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	2.73	%*	2.34%*
Net Investment Income to Average Net Assets	0.96	%*	1.44%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Infrastructure Portfolio

	Class IS
	Six Months Ended June 30, 2016		Year Ended December 31,			Period from September 13, 2013^ to
Selected Per Share Data and Ratios	(unaudited)		2015		2014	December 31, 2013
Net Asset Value, Beginning of Period	$12.58		$15.41		$14.26	$13.73
Income (Loss) from Investment Operations:
Net Investment Income†	0.21		0.53		0.28	0.09
Net Realized and Unrealized Gain (Loss)	2.03		(2.68)		1.87	1.20
Total from Investment Operations	2.24		(2.15)		2.15	1.29
Distributions from and/or in Excess of:
Net Investment Income	—		(0.35)		(0.22)	(0.25)
Net Realized Gain	—		(0.32)		(0.78)	(0.51)
Paid-in-Capital	—		(0.01)		—	—
Total Distributions	—		(0.68)		(1.00)	(0.76)
Net Asset Value, End of Period	$14.82		$12.58		$15.41	$14.26
Total Return++	17.81	%#	(13.96)%		15.38%	9.60	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,100		$2,167		$11	$10
Ratio of Expenses to Average Net Assets (1)	0.84	%+*	0.84	%+^^^	1.08%+	1.07	%+^^*
Ratio of Net Investment Income to Average Net Assets (1)	3.23	%+*	3.91	%+	1.79%+	2.13	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§	0.00%§	0.01	%*
Portfolio Turnover Rate	19	%#	48%		40%	30	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation
Expenses to Average Net Assets	1.09	%*	1.41%		18.56%	7.27	%*
Net Investment Income (Loss) to Average Net Assets	2.98	%*	3.34%		(15.69)%	(4.07	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.08% for Class IS shares.

^^^  Effective March 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.84% for Class IS shares. Prior to March 30, 2015, the maximum ratio was 1.08% for Class IS shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-nine separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Infrastructure Portfolio. The Portfolio seeks to provide both capital appreciation and income.

The Portfolio offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Portfolio suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

On March 30, 2015, the Portfolio acquired the net assets of Morgan Stanley Global Infrastructure Fund ("Global Infrastructure Fund"), an open-end investment company, based on the respective valuations as of the close of business on March 27, 2015, pursuant to a Plan of Reorganization approved by the shareholders of Global Infrastructure Fund on February 27, 2015 ("Reorganization"). The purpose of the transaction was to combine two portfolios managed by the Adviser with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 316,431 Class I shares of the Portfolio at a net asset value of $15.48 for 679,771 Class I shares of Global Infrastructure Fund; 22,027,075 Class A shares of the Portfolio at a net asset value of $15.44 for 12,300,653 Class A shares, 152,892 Class B shares and 33,435,791 Class Q shares of Global Infrastructure Fund; 408,846 Class L shares of the Portfolio at a net asset value of $15.37 for 848,685 Class L shares of Global Infrastructure Fund; The net assets of Global Infrastructure Fund before the Reorganization were approximately $351,280,000, including unrealized appreciation of approximately $79,957,000 at March 27, 2015. The investment portfolio of Global Infrastructure Fund, with a fair value of approximately $350,947,000 and identified cost of approximately $270,989,000 on March 27, 2015, was the principal asset acquired by the Portfolio. For financial reporting purposes, assets received and shares issued by the Portfolio were recorded at fair value; however, the cost basis of the investments received from Global Infrastructure Fund was carried forward to align ongoing reporting of the Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets of the Portfolio were approximately $67,309,000. Immediately after the Reorganization, the net assets of the Portfolio were approximately $418,700,000.

Upon closing of the Reorganization, shareholders of Global Infrastructure Fund received shares of the Portfolio as follows:

Global Infrastructure Fund	MSIF Global Infrastructure Portfolio
Class I	Class I
Class A	Class A
Class B	Class A
Class Q	Class A
Class L	Class L

Assuming the acquisition had been completed on January 1, 2015, the beginning of the annual reporting period of the Portfolio, the Portfolio's pro forma results of operations for the period ended December 31, 2015, are as follows:

Net investment income(1)	$11,286,000
Net realized gain and unrealized gain/loss(2)	$(52,825,000)
Net increase (decrease) in net assets resulting from operations	$41,539,000

(1) Approximately $8,128,000 as reported, plus approximately $2,099,000 Global Infrastructure Fund prior to the Reorganization, plus approximately $1,059,000 of estimated pro-forma eliminated expenses.

(2) Approximately $(65,628,000) as reported, plus approximately $12,803,000 Global Infrastructure Fund prior to the Reorganization.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Global Infrastructure Fund that have been included in the Portfolio's Statement of Operations since March 30, 2015.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on

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Notes to Financial Statements (unaudited) (cont'd)

the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), each a whole owned subsidiary of Morgan Stanley, determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used

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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airports	$—	$6,359	$—	$6,359
Communications	45,819	5,196	—	51,015
Diversified	764	20,206	—	20,970
Electricity Transmission & Distribution	21,511	15,346	—	36,857
Oil & Gas Storage & Transportation	119,003	4,632	—	123,635
PPA Contracted Renewables	13,725	13,479	—	27,204
Railroads	2,901	—	—	2,901
Toll Roads	554	33,440	—	33,994
Water	3,033	20,275	—	23,308
Total Common Stocks	207,310	118,933	—	326,243
Short-Term Investments
Investment Companies	26,686	—	—	26,686
Repurchase Agreements	—	3,175	—	3,175
Total Short-Term Investments	26,686	3,175	—	29,861
Total Assets	$233,996	$122,108	$—	$356,104

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, securities with a total value of approximately $554,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2015 were valued using unadjusted quoted prices at June 30, 2016. At June 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities.

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Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

In connection with transactions in repurchase agreements, a bank as custodian for the Portfolio takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolio, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

5.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the

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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$47,833	(a)	$—	$(47,833	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Portfolio received cash collateral of approximately $16,375,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of approximately $33,038,000 in the form of U.S. Government obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), "Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures". ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$16,375	$—	$—	$—	$16,375
Total Borrowings	$16,375	$—	$—	$—	$16,375
Gross amount of recognized liabilities for securities lending transactions					$16,375

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding

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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.85% of the average daily net assets of the Portfolio.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.87% for Class I shares, 1.11% for Class A shares, 1.68% for Class L shares, 1.97% for Class C shares and 0.84% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least two years from the date of the Reorganization or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2016, approximately $298,000 of advisory fees were waived and approximately $123,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and Sub-Advisers and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $59,721,000 and $91,643,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2016.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2016, advisory fees paid were reduced by approximately $7,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2016 is as follows:

Value December 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value December 31, 2016 (000)
$28,162	$64,644	$66,120	$10	$26,686

During the six months ended June 30, 2016, the Portfolio incurred approximately $8,000 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser/Administrator, Sub-Advisers and Distributor, for portfolio transactions executed on behalf of the Portfolio.

The Portfolio is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2016, the Portfolio did not engage in any cross-trade transactions.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 Distributions Paid From:			2014 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Paid-in- Capital (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$7,533	$8,605	$122	$941	$2,768

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, capital gain distributions from real estate investment trust, a dividend redesignation and merger adjustments, resulted in the following reclassifications among the components of net assets at December 31, 2015:

Distributions in Excess of Net Investment Income (000)	Distributions in Excess of Net Realized Gain (000)	Paid-in- Capital (000)
$(291)	$(1,679)	$1,970

At December 31, 2015, the Portfolio had no distributable earnings on a tax basis.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2015, the Portfolio deferred to January 1, 2016 for U.S. Federal income tax purposes the following losses:

Post-October Currency and Specified Ordinary Losses (000)	Post-October Capital Losses (000)
$17	$4,713

I. Credit Facility: As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended June 30, 2016, the Fund did not have any borrowings under the facility.

J. Other: At June 30, 2016, the Portfolio had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 61.7%.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2015, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the three- and five-year periods but below its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Broadridge. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's contractual management fee and total expense ratio were lower than its peer group averages, but its actual management fee was higher than its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; (ii) management fee was acceptable; and (iii) total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited) (cont'd)

affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc., which describes in detail the Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

29

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2016 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFISGISAN
1557969 EXP. 08.31.17

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Advantage Portfolio

Semi-Annual Report

June 30, 2016

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	14
Investment Advisory Agreement Approval	22
Privacy Notice	24
Director and Officer Information	27

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Portfolio, including performance, characteristics, and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Advantage Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2016

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Expense Example (unaudited)

Global Advantage Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Actual Ending Account Value 6/30/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Advantage Portfolio Class I	$1,000.00	$970.10	$1,019.44	$5.34	$5.47	1.09%
Global Advantage Portfolio Class A	1,000.00	968.30	1,017.80	6.95	7.12	1.42
Global Advantage Portfolio Class L	1,000.00	965.30	1,015.22	9.48	9.72	1.94
Global Advantage Portfolio Class C	1,000.00	963.50	1,013.97	10.69	10.97	2.19

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments

Global Advantage Portfolio

	Shares	Value (000)
Common Stocks (92.6%)
Belgium (2.6%)
Anheuser-Busch InBev N.V. ADR	1,404	$185
Brazil (1.6%)
MercadoLibre, Inc.	823	116
China (7.4%)
Alibaba Group Holding Ltd. ADR (a)	1,339	107
JD.com, Inc. ADR (a)	8,767	186
Tencent Holdings Ltd. (b)	10,200	232
		525
France (11.2%)
Christian Dior SE	3,143	509
Hermes International	579	218
L'Oreal SA	362	70
		797
Germany (1.4%)
ThyssenKrupp AG	5,094	102
Japan (2.8%)
Calbee, Inc.	4,700	195
Spain (2.6%)
Industria de Diseno Textil SA	5,437	181
Switzerland (5.1%)
Nestle SA ADR	4,658	360
United Kingdom (6.8%)
Intertek Group PLC	2,121	99
Manchester United PLC, Class A	5,900	94
Reckitt Benckiser Group PLC	2,098	211
Whitbread PLC	1,742	81
		485
United States (51.1%)
3M Co.	772	135
Alphabet, Inc., Class C (a)	354	245
Amazon.com, Inc. (a)	814	583
Apple, Inc.	2,611	250
Berkshire Hathaway, Inc., Class B (a)	1,136	164
Facebook, Inc., Class A (a)	4,364	499
LinkedIn Corp., Class A (a)	830	157
Mastercard, Inc., Class A	2,121	187
Mead Johnson Nutrition Co.	2,273	206
S&P Global, Inc.	2,284	245
Salesforce.com, Inc. (a)	2,276	181
TJX Cos., Inc. (The)	2,075	160
Twitter, Inc. (a)	5,629	95
United Technologies Corp.	1,911	196
Visa, Inc., Class A	1,767	131
Zoetis, Inc.	4,086	194
		3,628
Total Common Stocks (Cost $6,077)		6,574
	Notional Amount (000)	Value (000)
Call Option Purchased (0.0%)
Foreign Currency Option (0.0%)
USD/CNY December 2016 @ CNY 7.60, Royal Bank of Scotland (Cost $3)	740	$1
	Shares
Short-Term Investment (6.9%)
Investment Company (6.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $488)	487,548	488
Total Investments (99.5%) (Cost $6,568) (c)(d)		7,063
Other Assets in Excess of Liabilities (0.5%)		39
Net Assets (100.0%)		$7,102

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  The approximate fair value and percentage of net assets, $1,898,000 and 26.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(d)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $761,000 and the aggregate gross unrealized depreciation is approximately $266,000 resulting in net unrealized appreciation of approximately $495,000.

ADR  American Depositary Receipt.

CNY —  Chinese Yuan Renminbi

USD —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	34.8%
Internet Software & Services	20.5
Internet & Catalog Retail	10.9
Food Products	10.8
Textiles, Apparel & Luxury Goods	10.3
Short-Term Investment	6.9
Diversified Financial Services	5.8
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Global Advantage Portfolio

Statement of Assets and Liabilities	June 30, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $6,080)	$6,575
Investment in Security of Affiliated Issuer, at Value (Cost $488)	488
Total Investments in Securities, at Value (Cost $6,568)	7,063
Foreign Currency, at Value (Cost —@)	—	@
Due from Adviser	29
Receivable for Portfolio Shares Sold	15
Dividends Receivable	3
Receivable from Affiliate	—	@
Other Assets	45
Total Assets	7,155
Liabilities:
Payable for Professional Fees	29
Payable for Custodian Fees	13
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Sub Transfer Agency Fees — Class I	—	@
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Administration Fees	—	@
Other Liabilities	10
Total Liabilities	53
Net Assets	$7,102
Net Assets Consist Of:
Paid-in-Capital	$6,629
Accumulated Net Investment Loss	(7)
Accumulated Net Realized Loss	(15)
Unrealized Appreciation (Depreciation) on:
Investments	495
Foreign Currency Translations	(—	@)
Net Assets	$7,102

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Global Advantage Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2016 (000)
CLASS I:
Net Assets	$2,364
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	197,265
Net Asset Value, Offering and Redemption Price Per Share	$11.99
CLASS A:
Net Assets	$4,216
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	354,328
Net Asset Value, Redemption Price Per Share	$11.90
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.66
Maximum Offering Price Per Share	$12.56
CLASS L:
Net Assets	$308
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	26,383
Net Asset Value, Offering and Redemption Price Per Share	$11.67
CLASS C:
Net Assets	$214
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	18,427
Net Asset Value, Offering and Redemption Price Per Share	$11.60

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Global Advantage Portfolio

Statement of Operations	Six Months Ended June 30, 2016 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $4 of Foreign Taxes Withheld)	$39
Dividends from Security of Affiliated Issuer (Note G)	1
Total Investment Income	40
Expenses:
Professional Fees	50
Advisory Fees (Note B)	25
Registration Fees	22
Custodian Fees (Note F)	10
Shareholder Services Fees — Class A (Note D)	5
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	1
Shareholder Reporting Fees	5
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Administration Fees (Note C)	3
Pricing Fees	3
Directors' Fees and Expenses	1
Sub Transfer Agency Fees — Class I	— @
Sub Transfer Agency Fees — Class A	— @
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Other Expenses	9
Total Expenses	139
Expenses Reimbursed by Adviser (Note B)	(68)
Waiver of Advisory Fees (Note B)	(25)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	43
Net Investment Loss	(3)
Realized Gain (Loss):
Investments Sold	(69)
Foreign Currency Transactions	— @
Net Realized Loss	(69)
Change in Unrealized Appreciation (Depreciation):
Investments	(43)
Foreign Currency Translations	(— @)
Net Change in Unrealized Appreciation (Depreciation)	(43)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(112)
Net Decrease in Net Assets Resulting from Operations	$(115)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Global Advantage Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$(3)	$1
Net Realized Gain (Loss)	(69)	323
Net Change in Unrealized Appreciation (Depreciation)	(43)	(27)
Net Increase (Decrease) in Net Assets Resulting from Operations	(115)	297
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(7)
Net Realized Gain	—	(148)
Class A:
Net Realized Gain	—	(172)
Class L:
Net Realized Gain	—	(27)
Class C:
Net Investment Income	—	(— @)
Net Realized Gain	—	(3)
Total Distributions	—	(357)
Capital Share Transactions:(1)
Class I:
Subscribed	647	497
Distributions Reinvested	—	131
Redeemed	(29)	(2,065)
Class A:
Subscribed	1,025	2,665
Distributions Reinvested	—	155
Redeemed	(160)	(116)
Class L:
Subscribed	—	128
Distributions Reinvested	—	18
Redeemed	(59)	(86)
Class C:
Subscribed	153	62 *
Distributions Reinvested	—	2 *
Redeemed	—	(— @)*
Net Increase in Net Assets Resulting from Capital Share Transactions	1,577	1,391
Total Increase in Net Assets	1,462	1,331
Net Assets:
Beginning of Period	5,640	4,309
End of Period (Including Accumulated Net Investment Loss of $(7) and $(4))	$7,102	$5,640

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Global Advantage Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	55	37
Shares Issued on Distributions Reinvested	—	10
Shares Redeemed	(2)	(152)
Net Increase (Decrease) in Class I Shares Outstanding	53	(105)
Class A:
Shares Subscribed	90	212
Shares Issued on Distributions Reinvested	—	12
Shares Redeemed	(13)	(9)
Net Increase in Class A Shares Outstanding	77	215
Class L:
Shares Subscribed	—	10
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(5)	(6)
Net Increase (Decrease) in Class L Shares Outstanding	(5)	5
Class C:
Shares Subscribed	14	5	*
Shares Issued on Distributions Reinvested	—	—	@@*
Shares Redeemed	—	(—	@@)*
Net Increase in Class C Shares Outstanding	14	5

@  Amount is less than $500.

@@  Amount is less than 500 shares.

*  For the period April 30, 2015 through December 31, 2015.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Advantage Portfolio

	Class I
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015		2014	2013	2012	2011
Net Asset Value, Beginning of Period	$12.36		$12.74		$13.57	$11.37	$9.97	$10.01
Income (Loss) from Investment Operations:
Net Investment Income†	0.01		0.05		0.05	0.04	0.16	0.06
Net Realized and Unrealized Gain (Loss)	(0.38)		0.46		0.04	3.27	2.12	(0.03)
Total from Investment Operations	(0.37)		0.51		0.09	3.31	2.28	0.03
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)		(0.01)	(0.08)	(0.12)	(0.07)
Net Realized Gain	—		(0.86)		(0.91)	(1.03)	(0.76)	—
Total Distributions	—		(0.89)		(0.92)	(1.11)	(0.88)	(0.07)
Net Asset Value, End of Period	$11.99		$12.36		$12.74	$13.57	$11.37	$9.97
Total Return++	(2.99	)%#	3.85%		0.83%	29.71%	22.83%	0.34%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,364		$1,785		$3,181	$2,868	$1,129	$1,603
Ratio of Expenses to Average Net Assets (1)	1.09	%+*	1.11	%+^^	1.30%+	1.29%+	1.30%+	1.30%+
Ratio of Net Investment Income to Average Net Assets (1)	0.15	%+*	0.37	%+	0.40%+	0.29%+	1.39%+	0.57%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00	%§	0.00%§	0.01%	0.00%§	0.00%§
Portfolio Turnover Rate	47	%#	90%		46%	57%	63%	42%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.13	%*	5.38%		5.31%	8.07%	7.28%	7.31%
Net Investment Loss to Average Net Assets	(2.89	)%*	(3.90)%		(3.61)%	(6.49)%	(4.59)%	(5.44)%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective January 23, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.10% for Class I Shares. Prior to January 23, 2015, the maximum ratio was 1.30% for Class I Shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Advantage Portfolio

	Class A
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015		2014	2013		2012	2011
Net Asset Value, Beginning of Period	$12.29		$12.70		$13.57	$11.36		$9.97	$10.01
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.01)		(0.04)		0.01	(0.04)		0.13	0.03
Net Realized and Unrealized Gain (Loss)	(0.38)		0.49		0.04	3.31		2.11	(0.02)
Total from Investment Operations	(0.39)		0.45		0.05	3.27		2.24	0.01
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.01)	(0.03)		(0.09)	(0.05)
Net Realized Gain	—		(0.86)		(0.91)	(1.03)		(0.76)	—
Total Distributions	—		(0.86)		(0.92)	(1.06)		(0.85)	(0.05)
Net Asset Value, End of Period	$11.90		$12.29		$12.70	$13.57		$11.36	$9.97
Total Return++	(3.17	)%#	3.40%		0.46%	29.48%		22.44%	0.07%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,216		$3,414		$790	$681		$114	$100
Ratio of Expenses to Average Net Assets (1)	1.42	%+*	1.45	%+^^^	1.65%+	1.60	%+^^	1.55%+	1.55%+
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.15	)%+*	(0.34	)%+	0.05%+	(0.35	)%+	1.14%+	0.32%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%		0.00%§	0.01%		0.00%§	0.00%§
Portfolio Turnover Rate	47	%#	90%		46%	57%		63%	42%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.36	%*	5.92%		5.79%	8.43%		7.53%	7.56%
Net Investment Loss to Average Net Assets	(3.09	)%*	(4.81)%		(4.09)%	(7.18)%		(4.84)%	(5.69)%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratios of 1.65% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.55% for Class A shares.

^^^  Effective January 23, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.45% for Class A Shares. Prior to January 23, 2015, the maximum ratio was 1.65% for Class A Shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.
The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Advantage Portfolio

	Class L
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015		2014	2013		2012	2011
Net Asset Value, Beginning of Period	$12.09		$12.56		$13.50	$11.35		$9.96	$10.01
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.04)		(0.08)		(0.06)	(0.09)		0.07	(0.02)
Net Realized and Unrealized Gain (Loss)	(0.38)		0.47		0.04	3.28		2.11	(0.02)
Total from Investment Operations	(0.42)		0.39		(0.02)	3.19		2.18	(0.04)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.01)	(0.01)		(0.03)	(0.01)
Net Realized Gain	—		(0.86)		(0.91)	(1.03)		(0.76)	—
Total Distributions	—		(0.86)		(0.92)	(1.04)		(0.79)	(0.01)
Net Asset Value, End of Period	$11.67		$12.09		$12.56	$13.50		$11.35	$9.96
Total Return++	(3.47	)%#	2.96%		(0.07)%	28.78%		21.89%	(0.44)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$308		$382		$338	$254		$113	$100
Ratio of Expenses to Average Net Assets (1)	1.94	%+*	1.96	%+^^^	2.15%+	2.09	%+^^	2.05%+	2.05%+
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.72	)%+*	(0.60	)%+	(0.45)%+	(0.71	)%+	0.64%+	(0.18)%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00	%§	0.00%§	0.01%		0.00%§	0.00%§
Portfolio Turnover Rate	47	%#	90%		46%	57%		63%	42%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	5.34	%*	6.58%		6.55%	9.07%		8.03%	8.06%
Net Investment Loss to Average Net Assets	(4.12	)%*	(5.22)%		(4.85)%	(7.69)%		(5.34)%	(6.19)%

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.15% for Class L shares. Prior to September 16, 2013, the maximum ratio was 2.05% for Class L shares.

^^^  Effective January 23, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.95% for Class L Shares. Prior to January 23, 2015, the maximum ratio was 2.15% for Class L Share.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Advantage Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2016 (unaudited)		Period from April 30, 2015^ to December 31, 2015
Net Asset Value, Beginning of Period	$12.04		$13.30
Loss from Investment Operations:
Net Investment Loss†	(0.05)		(0.11)
Net Realized and Unrealized Loss	(0.39)		(0.26)
Total from Investment Operations	(0.44)		(0.37)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)
Net Realized Gain	—		(0.86)
Total Distributions	—		(0.89)
Net Asset Value, End of Period	$11.60		$12.04
Total Return++	(3.65	)%#	(2.94	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$214		$59
Ratios of Expenses to Average Net Assets (1)	2.19	%+*	2.20	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.93	)%+*	(1.33	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00	%§*
Portfolio Turnover Rate	47	%#	90%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	6.75	%*	12.84	%*
Net Investment Loss to Average Net Assets	(5.49	)%*	(11.97	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-nine separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Advantage Portfolio. The Portfolio seeks long-term capital appreciation.

The Portfolio offers four classes of shares — Class I, Class A, Class L and Class C. On April 30, 2015, the Portfolio suspended offering Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options and swaps are valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors") or quotes from a broker or dealer; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value,

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards

CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$196	$—	$—	$196
Beverages	185	—	—	185
Diversified Financial Services	409	—	—	409
Food Products	566	195	—	761
Hotels, Restaurants & Leisure	—	81	—	81
Household Products	—	211	—	211
Industrial Conglomerates	135	—	—	135
Information Technology Services	318	—	—	318
Internet & Catalog Retail	769	—	—	769
Internet Software & Services	1,219	232	—	1,451
Media	94	—	—	94
Metals & Mining	—	102	—	102
Personal Products	—	70	—	70
Pharmaceuticals	194	—	—	194
Professional Services	—	99	—	99
Software	181	—	—	181
Specialty Retail	160	181	—	341
Tech Hardware, Storage & Peripherals	250	—	—	250
Textiles, Apparel & Luxury Goods	—	727	—	727
Total Common Stocks	4,676	1,898	—	6,574
Call Option Purchased	—	1	—	1
Short-Term Investment
Investment Company	488	—	—	488
Total Assets	$5,164	$1,899	$—	$7,063

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, the Portfolio did not have any investments transfer between investment levels. At June 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Options: With respect to options, the Portfolio is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price typically in exchange for a premium paid by the Portfolio. The Portfolio may purchase and/or sell put and call options. Purchasing call options tends to increase the Portfolio's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Portfolio's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Portfolio bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Portfolio sells an option, it sells to another party the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price typically in exchange for a premium received by the Portfolio. When options are purchased OTC, the Portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2016.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Option Purchased	Investments, at Value (Call Option Purchased)	Currency Risk	$1	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2016 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Options Purchased)	$(2)(b)

(b) Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Options Purchased)	$(11)(c)

(c) Amounts are included in Investments in the Statement of Operations.

At June 30, 2016, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Option Purchased	$1	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$1	$—	$—	$1

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

For the six months ended June 30, 2016, the approximate average monthly amount outstanding for each derivative type is as follows:

Options Purchased:
Average monthly notional amount	772,000

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement,

paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the six months ended June 30, 2016, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.10% for Class I shares, 1.45% for Class A shares, 1.95% for Class L shares and 2.20% for Class C shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2016, approximately $25,000 of advisory fees were waived and approximately $71,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $4,151,000 and $2,838,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2016.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2016 is as follows:

Value December 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2016 (000)
$222	$2,693	$2,427	$1	$488

The Portfolio is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2016, the Portfolio did not engage in any cross-trade transactions.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 Distributions Paid From:		2014 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$7	$350	$58	$248

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, a net operating loss and nondeductible expenses, resulted in the following reclassifications among the components of net assets at December 31, 2015:

Accumulated Net Investment Loss (000)	Accumulated Net Realized Gain (000)	Paid-in- Capital (000)
$(6)	$6	$—	@

@ Amount is less than $500.

At December 31, 2015, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$76

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2015, the Portfolio deferred to January 1, 2016 for U.S. Federal income tax purposes the following losses:

Post-October Currency and Specified Ordinary Losses (000)	Post-October Capital Losses (000)
$3	$—

I. Credit Facility: As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended June 30, 2016, the Fund did not have any borrowings under the facility.

J. Other: At June 30, 2016, the Portfolio had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 75.7%.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2015, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Broadridge. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc., which describes in detail the Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

27

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2016 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGASAN
1557944 EXP. 08.31.17

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Discovery Portfolio

Semi-Annual Report

June 30, 2016

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	15
Investment Advisory Agreement Approval	26
Privacy Notice	28
Director and Officer Information	31

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Portfolio including performance, characteristics, and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Discovery Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2016

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Expense Example (unaudited)

Global Discovery Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Actual Ending Account Value 6/30/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Discovery Portfolio Class I	$1,000.00	$1,115.80	$1,018.20	$7.05	$6.72	1.34%
Global Discovery Portfolio Class A	1,000.00	1,113.90	1,016.46	8.88	8.47	1.69
Global Discovery Portfolio Class L	1,000.00	1,111.10	1,013.97	11.50	10.97	2.19
Global Discovery Portfolio Class C	1,000.00	1,109.90	1,012.73	12.80	12.21	2.44

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments

Global Discovery Portfolio

	Shares	Value (000)
Common Stocks (93.3%)
Brazil (4.2%)
GAEC Educacao SA	41,980	$188
JHSF Participacoes SA (a)	279,310	94
Porto Seguro SA	30,251	252
		534
Canada (0.8%)
Second Cup Ltd. (The) (a)	49,496	103
China (0.4%)
Jumei International Holding Ltd. ADR (a)	12,066	50
France (14.5%)
Christian Dior SE	8,979	1,454
Edenred	13,561	280
Eurazeo SA	2,048	122
		1,856
Germany (1.5%)
windeln.de AG (a)(b)	4,852	21
Zalando SE (a)(b)	6,476	171
		192
Italy (0.9%)
Tamburi Investment Partners SpA	31,573	118
Netherlands (3.4%)
Koninklijke Philips N.V.	17,482	436
Spain (1.7%)
Mapfre SA (c)	95,686	212
United Kingdom (7.0%)
BBA Aviation PLC	248,808	737
Daily Mail & General Trust PLC	11,643	93
Melrose Industries PLC	10,577	60
		890
United States (58.9%)
Allison Transmission Holdings, Inc.	8,319	235
Bojangles', Inc. (a)	3,356	57
BWX Technologies, Inc.	27,388	980
Cosan Ltd., Class A	38,389	250
Dropbox, Inc. (a)(d)(e)(f) (acquisition cost — $25; acquired 5/1/12)	2,743	33
eBay, Inc. (a)	16,954	397
El Pollo Loco Holdings, Inc. (a)(c)	20,519	267
Fiesta Restaurant Group, Inc. (a)	10,008	218
Fox Factory Holding Corp. (a)	7,375	128
Garmin Ltd.	4,994	212
GrubHub, Inc. (a)(c)	4,347	135
Habit Restaurants, Inc. (The) (a)	3,121	51
Harley-Davidson, Inc.	5,242	237
Intuitive Surgical, Inc. (a)	343	227
Joy Global, Inc.	40,873	864
Manitowoc Foodservice, Inc. (a)	76,237	1,343
Papa Murphy's Holdings, Inc. (a)	7,034	47
PayPal Holdings, Inc. (a)	11,626	424
RenaissanceRe Holdings Ltd.	898	105
	Shares	Value (000)
Terex Corp.	40,904	$831
Time Warner, Inc.	6,727	495
		7,536
Total Common Stocks (Cost $11,441)		11,927
Preferred Stocks (4.1%)
India (1.3%)
Flipkart Online Services Pvt Ltd. Series D (a)(d)(e)(f) (acquisition cost — $44; acquired 10/4/13)	1,910	161
United States (2.8%)
Airbnb, Inc. Series D (a)(d)(e)(f) (acquisition cost — $78; acquired 4/16/14)	1,917	174
Blue Bottle Coffee, Inc. Series B (a)(d)(e)(f) (acquisition cost — $56; acquirred 1/24/14)	3,945	70
DOMO, Inc. (a)(d)(e)(f) (acquisition cost — $37; acquired 1/31/14 — 2/7/14)	9,082	46
Lookout, Inc. Series F (a)(d)(e)(f) (acquisition cost — $73; acquired 6/17/14)	6,374	31
Palantir Technologies, Inc. Series G (a)(d)(e)(f) (acquisition cost — $9; acquired 7/19/12)	2,935	21
Palantir Technologies, Inc. Series H (a)(d)(e)(f) (acquisition cost — $6; acquired 10/25/13)	1,572	11
Palantir Technologies, Inc. Series H1 (a)(d)(e)(f) (acquisition cost — $6; acquired 10/25/13)	1,572	11
		364
Total Preferred Stocks (Cost $309)		525
Convertible Preferred Stock (0.0%)
United States (0.0%)
Dropbox, Inc. Series A (a)(d)(e)(f) (acquisition cost — $3; acquired 5/25/12) (Cost $3)	277	3
Participation Note (0.0%)
Italy (0.0%)
Tamburi Investment Partners SpA, Equity Linked Notes, expires 6/30/20 (a) (Cost $4)	10,390	4
	Notional Amount (000)
Call Options Purchased (0.3%)
United States (0.3%)
United Technologies Corp. January 2017 @$110, UBS Securities, LLC (g)	— @	26
United Technologies Corp. January 2018 @$120, UBS Securities, LLC (g)	— @	16
Total Call Options Purchased (Cost $95)		42
	Shares
Short-Term Investments (6.6%)
Securities held as Collateral on Loaned Securities (4.5%)
Investment Company (3.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	466,720	467

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Discovery Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (0.9%)
Barclays Capital, Inc., (0.42%, dated 6/30/16, due 7/1/16; proceeds $108; fully collateralized by a U.S. Government obligation; 2.00% due 8/15/25; valued at $110)	$108	$108
Merrill Lynch & Co., Inc., (0.44%, dated 6/30/16, due 7/1/16; proceeds $4; fully collateralized by a U.S. Government agency security; 4.50% due 4/20/44; valued at $4)	4	4
		112
Total Securities held as Collateral on Loaned Securities (Cost $579)		579
	Shares
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $264)	263,773	264
Total Short-Term Investments (Cost $843)		843
Total Investments (104.3%) (Cost $12,695) Including $568 of Securities Loaned (h)(i)		13,344
Liabilities in Excess of Other Assets (–4.3%)		(555)
Net Assets (100.0%)		$12,789

(a)  Non-income producing security.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  All or a portion of this security was on loan at June 30, 2016.

(d)  Security has been deemed illiquid at June 30, 2016.

(e)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2016 amounts to approximately $561,000 and represents 4.4% of net assets.

(f)  At June 30, 2016, the Portfolio held fair valued securities valued at approximately $561,000, representing 4.4% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(g)  Cleared option.

(h)  The approximate fair value and percentage of net assets, $3,704,000 and 29.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(i)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,493,000 and the aggregate gross unrealized depreciation is approximately $844,000 resulting in net unrealized appreciation of approximately $649,000.

@  Amount is less than 500.

ADR  American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	42.7%
Machinery	26.1
Textiles, Apparel & Luxury Goods	11.4
Aerospace & Defense	7.7
Hotels, Restaurants & Leisure	6.3
Transportation Infrastructure	5.8
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2016.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Global Discovery Portfolio

Statement of Assets and Liabilities	June 30, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $11,964)	$12,613
Investment in Security of Affiliated Issuer, at Value (Cost $731)	731
Total Investments in Securities, at Value (Cost $12,695)	13,344
Foreign Currency, at Value (Cost —@)	—	@
Cash	1
Due from Adviser	11
Receivable for Portfolio Shares Sold	10
Tax Reclaim Receivable	3
Dividends Receivable	2
Receivable from Affiliate	—	@
Other Assets	46
Total Assets	13,417
Liabilities:
Collateral on Securities Loaned, at Value	579
Payable for Professional Fees	26
Payable for Custodian Fees	11
Payable for Portfolio Shares Redeemed	4
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Administration Fees	1
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Other Liabilities	6
Total Liabilities	628
Net Assets	$12,789
Net Assets Consist Of:
Paid-in-Capital	$12,510
Undistributed Net Investment Income	13
Accumulated Net Realized Loss	(383)
Unrealized Appreciation (Depreciation) on:
Investments	649
Foreign Currency Translations	(—	@)
Net Assets	$12,789

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Global Discovery Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2016 (000)
CLASS I:
Net Assets	$6,741
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	602,644
Net Asset Value, Offering and Redemption Price Per Share	$11.19
CLASS A:
Net Assets	$5,193
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	465,835
Net Asset Value, Redemption Price Per Share	$11.15
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.62
Maximum Offering Price Per Share	$11.77
CLASS L:
Net Assets	$287
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	25,896
Net Asset Value, Offering and Redemption Price Per Share	$11.10
CLASS C:
Net Assets	$568
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	51,622
Net Asset Value, Offering and Redemption Price Per Share	$11.01
(1) Including: Securities on Loan, at Value:	$568

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Global Discovery Portfolio

Statement of Operations	Six Months Ended June 30, 2016 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $6 of Foreign Taxes Withheld)	$103
Income from Securities Loaned — Net	2
Dividends from Security of Affiliated Issuer (Note G)	1
Total Investment Income	106
Expenses:
Professional Fees	53
Advisory Fees (Note B)	48
Registration Fees	22
Custodian Fees (Note F)	9
Shareholder Services Fees — Class A (Note D)	6
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	2
Shareholder Reporting Fees	5
Administration Fees (Note C)	4
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Pricing Fees	3
Sub Transfer Agency Fees — Class I	— @
Sub Transfer Agency Fees — Class A	2
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Directors' Fees and Expenses	1
Other Expenses	4
Total Expenses	164
Waiver of Advisory Fees (Note B)	(48)
Expenses Reimbursed by Adviser (Note B)	(30)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class A (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	83
Net Investment Income	23
Realized Gain (Loss):
Investments Sold	(200)
Foreign Currency Transactions	3
Net Realized Loss	(197)
Change in Unrealized Appreciation (Depreciation):
Investments	1,132
Foreign Currency Translations	(— @)
Net Change in Unrealized Appreciation (Depreciation)	1,132
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	935
Net Increase in Net Assets Resulting from Operations	$958

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Global Discovery Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$23	$51
Net Realized Gain (Loss)	(197)	198
Net Change in Unrealized Appreciation (Depreciation)	1,132	(498)
Net Increase (Decrease) in Net Assets Resulting from Operations	958	(249)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(55)
Class A:
Net Investment Income	—	(66)
Class L:
Net Investment Income	—	(2)
Class C:
Net Investment Income	—	(5)*
Total Distributions	—	(128)
Capital Share Transactions:(1)
Class I:
Subscribed	3,216	2,778
Distributions Reinvested	—	45
Redeemed	(862)	(5,353)
Class A:
Subscribed	2,466	3,385
Distributions Reinvested	—	63
Redeemed	(3,007)	(729)
Class L:
Subscribed	—	108
Distributions Reinvested	—	1
Redeemed	—	(61)
Class C:
Subscribed	74	467 *
Distributions Reinvested	—	5 *
Redeemed	—	(— @)*
Net Increase in Net Assets Resulting from Capital Share Transactions	1,887	709
Total Increase in Net Assets	2,845	332
Net Assets:
Beginning of Period	9,944	9,612
End of Period (Including Accumulated Undistributed Net Investment Income and Distributions in Excess of Net Investment Income of $13 and $(10), respectively)	$12,789	$9,944

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Global Discovery Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	296	260
Shares Issued on Distributions Reinvested	—	5
Shares Redeemed	(79)	(484)
Net Increase (Decrease) in Class I Shares Outstanding	217	(219)
Class A:
Shares Subscribed	230	321
Shares Issued on Distributions Reinvested	—	6
Shares Redeemed	(301)	(69)
Net Increase (Decrease) in Class A Shares Outstanding	(71)	258
Class L:
Shares Subscribed	—	11
Shares Issued on Distributions Reinvested	—	—	@@
Shares Redeemed	—	(6)
Net Increase in Class L Shares Outstanding	—	5
Class C:
Shares Subscribed	7	44	*
Shares Issued on Distributions Reinvested	—	1	*
Shares Redeemed	—	(—	@@)*
Net Increase in Class C Shares Outstanding	7	45

*  For the period April 30, 2015 through December 31, 2015.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Discovery Portfolio

	Class I
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.02		$10.62	$13.70	$11.11	$9.06	$9.97
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.04		0.10	0.48	(0.01)	0.25	0.13
Net Realized and Unrealized Gain (Loss)	1.13		(0.55)	(0.77)	4.43	2.62	(0.92)
Total from Investment Operations	1.17		(0.45)	(0.29)	4.42	2.87	(0.79)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.15)	(0.55)	(0.07)	(0.30)	(0.12)
Net Realized Gain	—		—	(1.95)	(1.76)	(0.52)	(0.00)‡
Paid-in-Capital	—		—	(0.29)	—	—	—
Total Distributions	—		(0.15)	(2.79)	(1.83)	(0.82)	(0.12)
Net Asset Value, End of Period	$11.19		$10.02	$10.62	$13.70	$11.11	$9.06
Total Return++	11.58	%#	(4.27)%	(1.96)%	40.72%	31.64%	(7.72)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,741		$3,867	$6,421	$8,493	$3,432	$2,446
Ratio of Expenses to Average Net Assets (1)	1.34	%+*	1.34%+	1.34%+	1.34%+	1.35%+	1.35%+
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.79	%+*	0.88%+	3.70%+	(0.07)%+	2.41%+	1.39%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.01%	0.01%	0.00%§	0.00%§
Portfolio Turnover Rate	33	%#	118%	84%	100%	96%	83%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.86	%*	3.09%	2.65%	3.65%	4.33%	5.52%
Net Investment Income (Loss) to Average Net Assets	(0.73	)%*	(0.87)%	2.39%	(2.38)%	(0.57)%	(2.78)%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Discovery Portfolio

	Class A
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013		2012	2011
Net Asset Value, Beginning of Period	$10.01		$10.62	$13.69	$11.11		$9.07	$9.97
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.01		0.02	0.44	(0.09)		0.22	0.12
Net Realized and Unrealized Gain (Loss)	1.13		(0.51)	(0.76)	4.47		2.62	(0.92)
Total from Investment Operations	1.14		(0.49)	(0.32)	4.38		2.84	(0.80)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.12)	(0.51)	(0.04)		(0.28)	(0.10)
Net Realized Gain	—		—	(1.95)	(1.76)		(0.52)	(0.00)‡
Paid-in-Capital	—		—	(0.29)	—		—	—
Total Distributions	—		(0.12)	(2.75)	(1.80)		(0.80)	(0.10)
Net Asset Value, End of Period	$11.15		$10.01	$10.62	$13.69		$11.11	$9.07
Total Return++	11.39	%#	(4.59)%	(2.25)%	40.33%		31.40%	(7.98)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,193		$5,375	$2,965	$1,455		$137	$91
Ratio of Expenses to Average Net Assets (1)	1.69	%+*	1.69%+	1.69%+	1.65	%+^^	1.60%+	1.60%+
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.11	%+*	0.16%+	3.35%+	(0.66	)%+	2.16%+	1.14%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.01%	0.01%		0.00%§	0.00%§
Portfolio Turnover Rate	33	%#	118%	84%	100%		96%	83%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.18	%*	3.52%	3.02%	3.87%		4.58%	5.77%
Net Investment Income (Loss) to Average Net Assets	(1.38	)%*	(1.67)%	2.02%	(2.88)%		(0.82)%	(3.03)%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value, which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.70% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.60% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Discovery Portfolio

	Class L
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013		2012	2011
Net Asset Value, Beginning of Period	$9.99		$10.59	$13.64	$11.11		$9.07	$9.97
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.02)		(0.03)	0.37	(0.14)		0.17	0.06
Net Realized and Unrealized Gain (Loss)	1.13		(0.51)	(0.76)	4.45		2.61	(0.91)
Total from Investment Operations	1.11		(0.54)	(0.39)	4.31		2.78	(0.85)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)	(0.42)	(0.02)		(0.22)	(0.05)
Net Realized Gain	—		—	(1.95)	(1.76)		(0.52)	(0.00)‡
Paid-in-Capital	—		—	(0.29)	—		—	—
Total Distributions	—		(0.06)	(2.66)	(1.78)		(0.74)	(0.05)
Net Asset Value, End of Period	$11.10		$9.99	$10.59	$13.64		$11.11	$9.07
Total Return++	11.11	%#	(5.05)%	(2.81)%	39.68%		30.62%	(8.41)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$287		$259	$226	$269		$111	$91
Ratio of Expenses to Average Net Assets (1)	2.19	%+*	2.19%+	2.19%+	2.13	%+^^	2.10%+	2.10%+
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.34	)%+*	(0.26)%+	2.85%+	(1.05	)%+	1.66%+	0.64%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.01%	0.01%		0.00%§	0.00%§
Portfolio Turnover Rate	33	%#	118%	84%	100%		96%	83%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.22	%*	4.55%	4.08%	4.62%		5.08%	6.27%
Net Investment Income (Loss) to Average Net Assets	(2.37	)%*	(2.62)%	0.96%	(3.54)%		(1.32)%	(3.53)%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.20% for Class L shares. Prior to September 16, 2013, the maximum ratio was 2.10% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Discovery Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2016 (unaudited)		Period from April 30, 2015^ to December 31, 2015
Net Asset Value, Beginning of Period	$9.92		$11.07
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.03)		(0.08)
Net Realized and Unrealized Gain (Loss)	1.12		(0.95)
Total from Investment Operations	1.09		(1.03)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.12)
Net Asset Value, End of Period	$11.01		$9.92
Total Return++	10.99	%#	(9.28	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$568		$443
Ratios of Expenses to Average Net Assets (1)	2.44	%+*	2.45	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.52	)%+*	(1.21	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00	%§*
Portfolio Turnover Rate	33	%#	118%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	4.23	%*	5.66	%*
Net Investment Loss to Average Net Assets	(2.31	)%*	(4.42	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-nine separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Discovery Portfolio. The Portfolio seeks long-term capital appreciation.

The Portfolio offers four classes of shares — Class I, Class A, Class L and Class C. On April 30, 2015, the Portfolio suspended offering Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options and swaps are valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors") or quotes from a broker or dealer; (4) certain portfolio securities may be valued by an outside pricing service approved by the Directors. The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (7) investments

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (8) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$980	$—	$—	$980
Auto Components	128	—	—	128
Automobiles	237	—	—	237
Capital Markets	—	118	—	118
Commercial Services & Supplies	—	280	—	280
Diversified Consumer Services	188	—	—	188
Diversified Financial Services	—	122	—	122
Health Care Equipment & Supplies	227	—	—	227
Hotels, Restaurants & Leisure	743	—	—	743
Household Durables	212	—	—	212
Industrial Conglomerates	—	436	—	436
Information Technology Services	424	—	—	424
Insurance	357	212	—	569
Internet & Catalog Retail	50	192	—	242
Internet Software & Services	532	—	33	565
Machinery	3,273	60	—	3,333
Media	495	93	—	588
Oil, Gas & Consumable Fuels	250	—	—	250
Real Estate Management & Development	94	—	—	94
Textiles, Apparel & Luxury Goods	—	1,454	—	1,454
Transportation Infrastructure	—	737	—	737
Total Common Stocks	8,190	3,704	33	11,927
Preferred Stocks	—	—	525	525
Convertible Preferred Stock	—	—	3	3
Participation Note	4	—	—	4
Call Options Purchased	42	—	—	42
Short-Term Investments
Investment Company	731	—	—	731
Repurchase Agreements	—	112	—	112
Total Short-Term Investments	731	112	—	843
Total Assets	$8,967	$3,816	$561	$13,344

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, securities with a total value of approximately $282,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2015 were valued using unadjusted quoted prices at June 30, 2016. At June 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stock (000)	Preferred Stocks (000)	Convertible Preferred Stock (000)
Beginning Balance	$39	$578	$4
Purchases	—	—	—
Sales	—	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate actions	—	—	—
Change in unrealized appreciation (depreciation)	(6)	(53)	(1)
Realized gains (losses)	—	—	—
Ending Balance	$33	$525	$3
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2016	$(6)	$(53)	$(1)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2016. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

	Fair Value at June 30, 2016 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an increase in input
Hotels, Restaurants & Leisure
Preferred Stock	$70	Discounted Cash Flow	Weighted Average Cost of Capital	20.0%		22.0%		21.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	2.1	x	4.2	x	3.2	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
Internet & Catalog Retail
Preferred Stocks	$174	Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	8.8	x	14.5	x	12.0	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
	$161	Discounted Cash Flow	Weighted Average Cost of Capital	16.5%		18.5%		17.6%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	1.8	x	3.6	x	2.7	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
Internet Software & Services
Common Stock	$33	Discounted Cash Flow	Weighted Average Cost of Capital	18.0%		20.0%		19.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
Convertible Preferred Stock	$3	Market Comparable Companies	Enterprise Value/ Revenue	5.9	x	16.2	x	9.6	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
Software
Preferred Stocks	$46	Discounted Cash Flow	Weighted Average Cost of Capital	18.0%		20.0%		19.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	8.0	x	12.2	x	11.0	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
	$31	Discounted Cash Flow	Weighted Average Cost of Capital	19.0%		21.0%		20.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	7.9	x	11.1	x	9.2	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
	$43	Market Transaction Method	Pending Precedent Transaction	$7.40		$7.40		$7.40		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.5%		18.5%		17.5%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	7.8	x	14.8	x	14.5	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

3.  Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Portfolio takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolio, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes,

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Options: With respect to options, the Portfolio is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price typically in exchange for a premium paid by the Portfolio. The Portfolio may purchase and/or sell put and call options. Purchasing call options tends to increase the Portfolio's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Portfolio's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Portfolio bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Portfolio sells an option, it sells to another party the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price typically in exchange for a premium received by the Portfolio. When options are purchased OTC, the Portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2016.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Options Purchased	Investments, at Value (Options Purchased)	Equity Risk	$42	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following table sets forth by primary risk exposure the Portfolio's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2016 in accordance with ASC 815.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Equity Risk	Investments (Options Purchased)	$(84	)(b)

(b) Amounts are included in Investments in the Statement of Operations.

For the six months ended June 30, 2016, the approximate average monthly amount outstanding for each derivative type is as follows:

Options Purchased:
Average monthly notional amount	19,000

6.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$568	(c)	$—	$(568	)(d)(e)	$0

(c) Represents market value of loaned securities at period end.

(d) The Portfolio received cash collateral of approximately $579,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments.

(e) The actual collateral received is greater than the amount shown here due to overcollateralization.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), "Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures". ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$579	$—	$—	$—	$579
Total Borrowings	$579	$—	$0	$—	$579
Gross amount of recognized liabilities for securities lending transactions					$579

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

7.  Restricted Securities: The Portfolio invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

8.  Structured Investments: The Portfolio invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Portfolio is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular time, may be unable to find qualified buyers for these securities.

9.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

11.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.90%	0.85%

For the six months ended June 30, 2016, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Portfolio's average daily net assets.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.35% for Class I shares, 1.70% for Class A shares, 2.20% for Class L shares and 2.45% for Class C shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2016, approximately $48,000 of advisory fees were waived and approximately $33,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $5,389,000 and $3,592,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2016.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2016 is as follows:

Value December 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2016 (000)
$403	$6,982	$6,654	$1	$731

The Portfolio is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2016, the Portfolio did not engage in any cross-trade transactions.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally each of the tax years in the four-year period ended December 31, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 Distributions Paid From:		2014 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)	Paid-In- Capital (000)
$128	$—	$941	$1,081	$225

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and basis adjustments on certain equity securities designated as passive foreign investment companies, resulted in the following reclassifications among the components of net assets at December 31, 2015:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in-Capital (000)
$149	$(149)	$—

At December 31, 2015, the Portfolio had no distributable earnings on a tax basis.

At December 31, 2015, the Portfolio had available for Federal income tax purposes unused short-term capital losses of approximately $88,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2015, the Portfolio deferred to January 1, 2016 for U.S. Federal income tax purposes the following losses:

Post-October Currency and Specified Ordinary Losses (000)	Post-October Capital Losses (000)
$1	$—

I. Credit Facility: As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended June 30, 2016, the Fund did not have any borrowings under the facility.

J. Other: At June 30, 2016, the Portfolio had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 68.3%.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2015, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the three- and five-year periods but below its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Broadridge. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that while the Portfolio's management fee was lower than its peer group average, its total expense ratio was higher than but close to its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc., which describes in detail the Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

31

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2016 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGDSAN
1557953 EXP. 08.31.17

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Semi-Annual Report

June 30, 2016

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	14
Investment Advisory Agreement Approval	23
Privacy Notice	25
Director and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Portfolio, including performance, characteristics, and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in International Advantage Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2016

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Expense Example (unaudited)

International Advantage Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemptions fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Actual Ending Account Value 6/30/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
International Advantage Portfolio Class I	$1,000.00	$1,000.80	$1,019.94	$4.92	$4.97	0.99%
International Advantage Portfolio Class A	1,000.00	999.20	1,018.35	6.51	6.57	1.31
International Advantage Portfolio Class L	1,000.00	996.60	1,015.71	9.13	9.22	1.84
International Advantage Portfolio Class C	1,000.00	994.90	1,014.47	10.37	10.47	2.09

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments

International Advantage Portfolio

	Shares	Value (000)
Common Stocks (91.7%)
Australia (3.5%)
Aurizon Holding Ltd.	64,127	$232
CSL Ltd.	4,780	402
		634
Belgium (3.3%)
Anheuser-Busch InBev N.V.	4,482	589
Canada (4.2%)
Brookfield Asset Management, Inc., Class A	9,900	327
Brookfield Infrastructure Partners LP	9,498	430
		757
China (15.0%)
Foshan Haitian Flavouring & Food Co., Ltd., Class A	83,500	383
Jiangsu Hengrui Medicine Co., Ltd., Class A	58,280	352
Kweichow Moutai Co., Ltd., Class A	5,650	249
TAL Education Group ADR (a)	16,665	1,034
Tencent Holdings Ltd. (b)	28,700	654
		2,672
Denmark (5.3%)
DSV A/S	22,368	940
France (12.7%)
Christian Dior SE	3,391	549
Danone SA	5,663	399
Hermes International	2,582	973
Pernod Ricard SA	3,191	356
		2,277
Hong Kong (3.1%)
AIA Group Ltd.	92,600	558
Japan (4.6%)
Calbee, Inc.	19,600	814
Korea, Republic of (1.3%)
Loen Entertainment, Inc. (a)	3,546	226
Netherlands (3.9%)
Priceline Group, Inc. (The) (a)	556	694
Norway (2.7%)
Telenor ASA	11,069	183
TGS Nopec Geophysical Co., ASA	18,436	301
		484
Switzerland (5.1%)
Kuehne & Nagel International AG (Registered)	2,656	372
Nestle SA (Registered)	6,913	533
		905
United Kingdom (12.8%)
ARM Holdings PLC	31,057	471
Burberry Group PLC	26,569	415
Diageo PLC	13,620	381
Hargreaves Lansdown PLC	20,549	342
Reckitt Benckiser Group PLC	6,812	685
		2,294
	Shares	Value (000)
United States (14.2%)
Brookfield Business Partners LP (a)	185	$4
Cognizant Technology Solutions Corp., Class A (a)	12,276	703
EPAM Systems, Inc. (a)	12,292	790
Globant SA (a)	10,943	431
Luxoft Holding, Inc. (a)	11,562	601
		2,529
Total Common Stocks (Cost $15,679)		16,373
Participation Notes (0.9%)
China (0.9%)
Foshan Haitian Flavouring & Food Company Ltd., Class A, Equity Linked Notes, expires 10/11/24 (a)	9,060	42
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 3/4/21 (a)	2,614	115
Total Participation Notes (Cost $100)		157
	Notional Amount (000)
Call Option Purchased (0.0%)
Foreign Currency Option (0.0%)
USD/CNY December 2016 @ CNY 7.60, Royal Bank of Scotland (Cost $8)	1,684	3
	Shares
Short-Term Investment (6.4%)
Investment Company (6.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $1,138)	1,137,837	1,138
Total Investments (99.0%) (Cost $16,925) (c)(d)		17,671
Other Assets in Excess of Liabilities (1.0%)		184
Net Assets (100.0%)		$17,855

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  The approximate fair value and percentage of net assets, $11,359,000 and 63.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(d)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,049,000 and the aggregate gross unrealized depreciation is approximately $303,000 resulting in net unrealized appreciation of approximately $746,000.

ADR  American Depositary Receipt.

CNY  Chinese Yuan Renminbi

USD  United States Dollar

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

International Advantage Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Other*	36.4%
Food Products	12.3
Information Technology Services	11.8
Textiles, Apparel & Luxury Goods	11.0
Beverages	9.6
Road & Rail	6.6
Short-Term Investments	6.4
Diversified Consumer Services	5.9
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

International Advantage Portfolio

Statement of Assets and Liabilities	June 30, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $15,787)	$16,533
Investment in Security of Affiliated Issuer, at Value (Cost $1,138)	1,138
Total Investments in Securities, at Value (Cost $16,925)	17,671
Foreign Currency, at Value (Cost $2)	1
Cash	5
Receivable for Portfolio Shares Sold	133
Due from Adviser	27
Tax Reclaim Receivable	13
Receivable from Affiliate	—	@
Other Assets	46
Total Assets	17,896
Liabilities:
Payable for Professional Fees	25
Payable for Custodian Fees	6
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Portfolio Shares Redeemed	2
Payable for Administration Fees	1
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Other Liabilities	6
Total Liabilities	41
Net Assets	$17,855
Net Assets Consist Of:
Paid-in-Capital	$17,119
Undistributed Net Investment Income	34
Net Realized Loss	(43)
Unrealized Appreciation (Depreciation) on:
Investments	746
Foreign Currency Translations	(1)
Net Assets	$17,855
CLASS I:
Net Assets	$9,743
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	823,817
Net Asset Value, Offering and Redemption Price Per Share	$11.83
CLASS A:
Net Assets	$7,319
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	620,493
Net Asset Value, Redemption Price Per Share	$11.80
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.65
Maximum Offering Price Per Share	$12.45
CLASS L:
Net Assets	$210
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	18,039
Net Asset Value, Offering and Redemption Price Per Share	$11.67
CLASS C:
Net Assets	$583
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	50,173
Net Asset Value, Offering and Redemption Price Per Share	$11.61

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

International Advantage Portfolio

Statement of Operations	Six Months Ended June 30, 2016 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $13 of Foreign Taxes Withheld)	$101
Income from Securities Loaned — Net	2
Dividends from Securities of Affiliated Issuer (Note G)	1
Total Investment Income	104
Expenses:
Advisory Fees (Note B)	47
Professional Fees	46
Custodian Fees (Note F)	23
Registration Fees	22
Shareholder Services Fees — Class A (Note D)	7
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	2
Shareholder Reporting Fees	5
Administration Fees (Note C)	5
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Pricing Fees	3
Sub Transfer Agency Fees — Class I	— @
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Directors' Fees and Expenses	1
Other Expenses	9
Total Expenses	176
Expenses Reimbursed by Adviser (Note B)	(55)
Waiver of Advisory Fees (Note B)	(47)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	70
Net Investment Income	34
Realized Loss:
Investments Sold	(9)
Foreign Currency Transactions	(2)
Net Realized Loss	(11)
Change in Unrealized Appreciation (Depreciation):
Investments	416
Foreign Currency Translations	— @
Net Change in Unrealized Appreciation (Depreciation)	416
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	405
Net Increase in Net Assets Resulting from Operations	$439

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

International Advantage Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$34	$26
Net Realized Gain (Loss)	(11)	594
Net Change in Unrealized Appreciation (Depreciation)	416	(85)
Net Increase in Net Assets Resulting from Operations	439	535
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(24)
Net Realized Gain	—	(340)
Class A:
Net Investment Income	—	(11)
Net Realized Gain	—	(343)
Class L:
Net Investment Income	—	(1)
Net Realized Gain	—	(26)
Class C:
Net Investment Income	—	(— @)
Net Realized Gain	—	(29)
Total Distributions	—	(774)
Capital Share Transactions:(1)
Class I:
Subscribed	7,376	1,649
Distributions Reinvested	—	307
Redeemed	(275)	(3,117)
Class A:
Subscribed	4,775	2,595
Distributions Reinvested	—	318
Redeemed	(576)	(508)
Class L:
Subscribed	—	91
Distributions Reinvested	—	9
Redeemed	—	(25)
Class C:
Subscribed	361	253 *
Distributions Reinvested	—	28 *
Redeemed	(30)	—
Net Increase in Net Assets Resulting from Capital Share Transactions	11,631	1,600
Redemption Fees	— @	—
Total Increase in Net Assets	12,070	1,361
Net Assets:
Beginning of Period	5,785	4,424
End of Period (Including Undistributed Net Investment Income and Distributions in Excess of Net Investment Income of $34 and $(—@), respectively)	$17,855	$5,785

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

International Advantage Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	648	126
Shares Issued on Distributions Reinvested	—	25
Shares Redeemed	(24)	(225)
Net Increase (Decrease) in Class I Shares Outstanding	624	(74)
Class A:
Shares Subscribed	420	193
Shares Issued on Distributions Reinvested	—	26
Shares Redeemed	(51)	(39)
Net Increase in Class A Shares Outstanding	369	180
Class L:
Shares Subscribed	—	7
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	—	(2)
Net Increase in Class L Shares Outstanding	—	6
Class C:
Shares Subscribed	32	19 *
Shares Issued on Distributions Reinvested	—	2 *
Shares Redeemed	(3)	—
Net Increase in Class C Shares Outstanding	29	21

*  For the period April 30, 2015 through December 31, 2015.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

International Advantage Portfolio

	Class I
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.80		$12.36	$12.36	$11.60	$9.65	$9.99
Income (Loss) from Investment Operations:
Net Investment Income†	0.05		0.10	0.13	0.13	0.12	0.12
Net Realized and Unrealized Gain (Loss)	(0.02)		1.18	0.20	1.32	1.93	(0.26)
Total from Investment Operations	0.03		1.28	0.33	1.45	2.05	(0.14)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.10)	(0.07)	(0.12)	(0.10)	(0.11)
Net Realized Gain	—		(1.74)	(0.26)	(0.57)	—	(0.09)
Total Distributions	—		(1.84)	(0.33)	(0.69)	(0.10)	(0.20)
Redemption Fees	0.00	‡	—	0.00 ‡	—	—	—
Net Asset Value, End of Period	$11.83		$11.80	$12.36	$12.36	$11.60	$9.65
Total Return++	0.08	%#	10.23%	2.58%	12.72%	21.27%	(1.31)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$9,743		$2,361	$3,387	$2,637	$1,421	$1,255
Ratio of Expenses to Average Net Assets (1)	0.99	%+*	1.16%+^	1.24%+	1.24%+	1.24%+	1.24%+
Ratio of Net Investment Income to Average Net Assets (1)	0.81	%+*	0.76%+	1.05%+	1.04%+	1.08%+	1.17%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	0.01%	0.00%§	0.01%	0.01%
Portfolio Turnover Rate	16	%#	96%	30%	49%	40%	27%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.77	%*	4.82%	5.47%	6.30%	8.89%	7.08%+
Net Investment Loss to Average Net Assets	(0.97	)%*	(2.90)%	(3.18)%	(4.02)%	(6.57)%	(4.67)%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective July 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to July 1, 2015, the maximum ratio was 1.25% for Class I shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

International Advantage Portfolio

	Class A
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015		2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.79		$12.37		$12.38	$11.60	$9.65	$9.99
Income (Loss) from Investment Operations:
Net Investment Income†	0.02		0.01		0.09	0.04	0.09	0.09
Net Realized and Unrealized Gain (Loss)	(0.01)		1.23		0.19	1.38	1.94	(0.25)
Total from Investment Operations	0.01		1.24		0.28	1.42	2.03	(0.16)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.08)		(0.03)	(0.07)	(0.08)	(0.09)
Net Realized Gain	—		(1.74)		(0.26)	(0.57)	—	(0.09)
Total Distributions	—		(1.82)		(0.29)	(0.64)	(0.08)	(0.18)
Redemption Fees	0.00	‡	—		0.00 ‡	—	—	—
Net Asset Value, End of Period	$11.80		$11.79		$12.37	$12.38	$11.60	$9.65
Total Return++	(0.08	)%#	9.92%		2.21%	12.43%	20.99%	(1.57)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,319		$2,966		$889	$248	$116	$96
Ratio of Expenses to Average Net Assets (1)	1.31	%+*	1.46	%+^^	1.59%+	1.55%+^	1.49%+	1.49%+
Ratio of Net Investment Income to Average Net Assets (1)	0.42	%+*	0.09	%+	0.70%+	0.29%+	0.83%+	0.92%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00	%§	0.01%	0.00%§	0.01%	0.01%
Portfolio Turnover Rate	16	%#	96%		30%	49%	40%	27%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.05	%*	5.77%		6.03%	6.89%	9.14%	7.33%+
Net Investment Loss to Average Net Assets	(1.32	)%*	(4.22)%		(3.74)%	(5.05)%	(6.82)%	(4.92)%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.60% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.50% for Class A shares.

^^  Effective July 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class A shares. Prior to July 1, 2015, the maximum ratio was 1.60% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

International Advantage Portfolio

	Class L
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015		2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.69		$12.31		$12.36	$11.60	$9.65	$9.99
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.02)		(0.04)		0.02	0.02	0.04	0.04
Net Realized and Unrealized Gain (Loss)	(0.00	)‡	1.20		0.20	1.34	1.93	(0.25)
Total from Investment Operations	(0.02)		1.16		0.22	1.36	1.97	(0.21)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.04)		(0.01)	(0.03)	(0.02)	(0.04)
Net Realized Gain	—		(1.74)		(0.26)	(0.57)	—	(0.09)
Total Distributions	—		(1.78)		(0.27)	(0.60)	(0.02)	(0.13)
Redemption Fees	0.00	‡	—		0.00 ‡	—	—	—
Net Asset Value, End of Period	$11.67		$11.69		$12.31	$12.36	$11.60	$9.65
Total Return++	(0.34	)%#	9.34%		1.69%	11.88%	20.43%	(2.09)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$210		$211		$148	$123	$116	$97
Ratio of Expenses to Average Net Assets (1)	1.84	%+*	1.97	%+^^	2.09%+	2.03%+^	1.99%+	1.99%+
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.28	)%+*	(0.31	)%+	0.20%+	0.18%+	0.33%+	0.42%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00	%§	0.01%	0.00%§	0.01%	0.01%
Portfolio Turnover Rate	16	%#	96%		30%	49%	40%	27%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.36	%*	6.87%		7.42%	7.43%	9.64%	7.83%+
Net Investment Loss to Average Net Assets	(2.80	)%*	(5.21)%		(5.13)%	(5.22)%	(7.32)%	(5.42)%+

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.10% for Class L shares. Prior to September 16, 2013, the maximum ratio was 2.00% for Class L shares.

^^  Effective July 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.85% for Class L shares. Prior to July 1, 2015, the maximum ratio was 2.10% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

International Advantage Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2016 (unaudited)		Period from April 30, 2015^ to December 31, 2015
Net Asset Value, Beginning of Period	$11.66		$13.80
Loss from Investment Operations:
Net Investment Loss†	(0.02)		(0.08)
Net Realized and Unrealized Loss	(0.03)		(0.26)
Total from Investment Operations	(0.05)		(0.34)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)
Net Realized Gain	—		(1.74)
Total Distributions	—		(1.80)
Redemption Fees	0.00	‡	—
Net Asset Value, End of Period	$11.61		$11.66
Total Return++	(0.51	)%#	(2.63	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$583		$247
Ratios of Expenses to Average Net Assets (1)	2.09	%+*	2.11	%+^^*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.38	)%+*	(0.94	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00	%§
Portfolio Turnover Rate	16	%#	96%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	4.31	%*	9.11	%*
Net Investment Loss to Average Net Assets	(2.60	)%*	(7.94	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective July 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.10% for Class C shares. Prior to July 1, 2015, the maximum ratio was 2.35% for Class C shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-nine separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the International Advantage Portfolio. The Portfolio seeks long-term capital appreciation.

The Portfolio offers four classes of shares — Class I, Class A, Class L and Class C. On April 30, 2015, the Portfolio suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options and swaps are valued by an outside pricing service approved by the Directors or quotes from a broker or dealer; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

at the prevailing market rates prior to the close of the NYSE; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (8) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$—	$1,575	$—	$1,575
Biotechnology	—	402	—	402
Capital Markets	—	342	—	342
Construction & Engineering	4	—	—	4
Diversified Consumer Services	1,034	—	—	1,034
Diversified Telecommunication Services	—	183	—	183
Electric Utilities	430	—	—	430
Energy Equipment & Services	—	301	—	301
Food Products	—	2,129	—	2,129
Household Products	—	685	—	685
Information Technology Services	2,094	—	—	2,094
Insurance	—	558	—	558
Internet & Catalog Retail	694	—	—	694
Internet Software & Services	—	654	—	654
Marine	—	372	—	372
Media	—	226	—	226
Pharmaceuticals	—	352	—	352
Real Estate Management & Development	327	—	—	327
Road & Rail	—	1,172	—	1,172
Semiconductors & Semiconductor Equipment	—	471	—	471
Software	431	—	—	431
Textiles, Apparel & Luxury Goods	—	1,937	—	1,937
Total Common Stocks	5,014	11,359	—	16,373
Participation Notes	—	157	—	157
Call Option Purchased	—	3	—	3
Short-Term Investment
Investment Company	1,138	—	—	1,138
Total Assets	$6,152	$11,519	$—	$17,671

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, the Portfolio did not have any investments transfer between investment levels. At June 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Options: With respect to options, the Portfolio is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price typically in exchange for a premium paid by the Portfolio. The Portfolio may purchase and/or sell put and call options. Purchasing call options tends to increase the Portfolio's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Portfolio's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Portfolio bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Portfolio sells an option, it sells to another party the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price typically in exchange for a premium received by the Portfolio. When options are purchased OTC, the Portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2016.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Option Purchased	Investments, at Value (Option Purchased)	Currency Risk	$3	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2016 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Options Purchased)	$(3	)(b)

(b) Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Options Purchased)	$(16	)(c)

(c) Amounts are included in Investments in the Statement of Operations.

At June 30, 2016, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Option Purchased	$3	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$3	$—	$—	$3

For the six months ended June 30, 2016, the approximate average monthly amount outstanding for each derivative type is as follows:

Options Purchased:
Average monthly notional amount	1,257,000

5.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

At June 30, 2016, the Portfolio did not have any outstanding securities on loan.

6.  Structured Investments: The Portfolio invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Portfolio is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular time, may be unable to find qualified buyers for these securities.

7.  Redemption Fees: The Portfolio will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares and Class C shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

8.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the six months ended June 30, 2016, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares and 2.10% for Class C shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2016, approximately $47,000 of advisory fees were waived and approximately $58,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $12,154,000 and $1,741,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2016.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2016, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2016 is as follows:

Value December 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2016 (000)
$325	$8,885	$8,072	$1	$1,138

The Portfolio is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2016, the Portfolio did not engage in any cross-trade transactions.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 Distributions Paid From:		2014 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$229	$545	$36	$76

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2015:

Distributions in Excess of Net Investment Income (000)	Distributions in Excess of Net Realized Gain (000)	Paid-in- Capital (000)
$(9)	$9	$—

At December 31, 2015, the Portfolio had no distributable earnings on a tax basis.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2015, the Portfolio deferred to January 1, 2016 for U.S. Federal income tax purposes the following losses:

Post-October Currency and Specified Ordinary Losses (000)	Post-October Capital Losses (000)
$1	$15

I. Credit Facility: As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended June 30, 2016, the Fund did not have any borrowings under the facility.

J. Other: At June 30, 2016, the Portfolio had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 62.9%.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2015, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Broadridge. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that while the Portfolio's contractual management fee and total expense ratio were higher than but close to its peer group averages, the actual management fee was lower than its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc., which describes in detail the Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

28

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2016 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIIASAN
1558887 EXP. 08.31.17

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Asian Equity Portfolio

Semi-Annual Report

June 30, 2016

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	15
Investment Advisory Agreement Approval	23
Privacy Notice	25
Director and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Portfolio, including performance, characteristics, and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Asian Equity Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2016

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Expense Example (unaudited)

Asian Equity Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemptions fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Actual Ending Account Value 6/30/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Asian Equity Portfolio Class I	$1,000.00	$1,011.50	$1,017.70	$7.20	$7.22	1.44%
Asian Equity Portfolio Class A	1,000.00	1,008.70	1,015.96	8.94	8.97	1.79
Asian Equity Portfolio Class L	1,000.00	1,007.40	1,013.48	11.43	11.46	2.29
Asian Equity Portfolio Class C	1,000.00	1,005.90	1,012.18	12.72	12.76	2.55

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments

Asian Equity Portfolio

	Shares	Value (000)
Common Stocks (85.0%)
China (23.7%)
Alibaba Group Holding Ltd. ADR (a)	400	$32
China Construction Bank Corp. H Shares (b)	79,000	52
China Machinery Engineering Corp. H Shares (b)	5,000	3
China Mengniu Dairy Co., Ltd. (b)	5,000	9
China Mobile Ltd. (b)	3,000	35
China Overseas Land & Investment Ltd. (b)	6,000	19
China Pacific Insurance Group Co., Ltd. H Shares (b)	6,400	22
China Unicom Hong Kong Ltd. (b)	8,000	8
CRCC High-Tech Equipment Corp., Ltd. H Shares (b)	14,500	6
CSPC Pharmaceutical Group Ltd. (b)	8,000	7
JD.com, Inc. ADR (a)	347	7
New Oriental Education & Technology Group, Inc. ADR	113	5
Shanghai Jin Jiang International Hotels Group Co., Ltd. H Shares (b)	18,000	6
Shenzhen International Holdings Ltd. (b)	2,500	4
Shenzhou International Group Holdings Ltd. (b)	2,000	10
TAL Education Group ADR (a)	123	8
Tencent Holdings Ltd. (b)	3,700	84
		317
Hong Kong (9.6%)
AIA Group Ltd.	2,200	13
BOC Hong Kong Holdings Ltd.	8,000	24
Cheung Kong Property Holdings Ltd.	2,628	17
CK Hutchison Holdings Ltd.	3,128	34
HKT Trust & HKT Ltd.	11,520	17
Hong Kong Exchanges and Clearing Ltd.	300	7
Samsonite International SA	6,000	17
		129
India (3.3%)
HDFC Bank Ltd. ADR	397	27
Larsen & Toubro Ltd. GDR	823	18
		45
Indonesia (4.8%)
Bank Mandiri Persero Tbk PT	500	—	@
Bank Negara Indonesia Persero Tbk PT	30,600	12
Jasa Marga Persero Tbk PT	30,300	12
Link Net Tbk PT	40,400	12
Matahari Department Store Tbk PT	8,500	13
Semen Indonesia Persero Tbk PT	900	1
Surya Citra Media Tbk PT	55,500	14
		64
Korea, Republic of (20.4%)
Amorepacific Corp.	53	20
CJ CheilJedang Corp.	20	7
CJ Corp.	37	6
Cosmax, Inc.	40	6
Coway Co., Ltd.	176	16
Hotel Shilla Co., Ltd.	96	6
Hugel, Inc. (a)	15	4
	Shares	Value (000)
Hyundai Development Co-Engineering & Construction	264	$9
Hyundai Wia Corp.	70	5
Innocean Worldwide, Inc.	97	7
Kia Motors Corp.	328	12
Korea Aerospace Industries Ltd.	218	14
Korea Electric Power Corp.	258	14
LG Chem Ltd.	58	13
Mando Corp.	25	5
NAVER Corp.	29	18
Samsung Electronics Co., Ltd.	51	63
Samsung Electronics Co., Ltd. (Preference)	23	24
Samsung Fire & Marine Insurance Co., Ltd.	38	9
SK Holdings Co., Ltd.	85	15
		273
Philippines (3.5%)
Ayala Corp.	640	12
DMCI Holdings, Inc.	35,000	9
International Container Terminal Services, Inc.	8,990	12
Metropolitan Bank & Trust Co.	7,321	14
		47
Singapore (3.0%)
Keppel Infrastructure Trust (Units) (c)	29,000	11
Raffles Medical Group Ltd.	13,886	16
Singapore Post Ltd.	13,000	14
		41
Taiwan (14.2%)
Advanced Semiconductor Engineering, Inc.	9,000	10
Catcher Technology Co., Ltd.	2,000	15
Delta Electronics, Inc.	3,262	16
E.Sun Financial Holding Co. Ltd.	13,000	8
Eclat Textile Co., Ltd.	2,373	23
Formosa Plastics Corp.	2,000	5
Fubon Financial Holding Co., Ltd.	2,000	2
Hon Hai Precision Industry Co., Ltd.	6,250	16
PChome Online, Inc.	2,000	22
Pegatron Corp.	4,000	9
President Chain Store Corp.	1,000	8
Taiwan Semiconductor Manufacturing Co., Ltd.	7,000	35
Uni-President Enterprises Corp.	7,462	15
Yeong Guan Energy Technology Group Co. Ltd.	1,000	6
		190
Thailand (1.8%)
Kasikornbank PCL NVDR	2,300	11
Minor International PCL (Foreign)	10,700	12
Sino-Thai Engineering & Construction PCL (Foreign)	500	1
		24
United States (0.7%)
Nien Made Enterprise Co., Ltd. (a)	1,000	9
Total Common Stocks (Cost $1,058)		1,139

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Asian Equity Portfolio

	Shares	Value (000)
Investment Company (5.4%)
India (5.4%)
iShares MSCI India ETF (Cost $81)	2,631	$73
Participation Notes (4.1%)
India (4.1%)
Ashok Leyland Ltd., Equity Linked Notes, expires 5/13/19 (a)	17,095	25
Bharat Petroleum Corp., Ltd., Equity Linked Notes, expires 3/13/19 (a)	985	16
Marico Ltd., Equity Linked Notes, expires 6/10/20 (a)	2,705	10
Zee Entertainment Enterprises Ltd., Equity Linked Notes, expires 9/3/19 (a)	626	4
Total Participation Notes (Cost $44)		55
Short-Term Investment (4.0%)
Investment Company (4.0%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $53)	52,662	53
Total Investments (98.5%) (Cost $1,236) (d)(e)		1,320
Other Assets in Excess of Liabilities (1.5%)		20
Net Assets (100.0%)		$1,340

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(d)  The approximate fair value and percentage of net assets, $1,042,000 and 77.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(e)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $126,000 and the aggregate gross unrealized depreciation is approximately $42,000 resulting in net unrealized appreciation of approximately $84,000.

ADR  American Depositary Receipt.

ETF  Exchange Traded Fund.

GDR  Global Depositary Receipt.

NVDR  Non-Voting Depositary Receipt.
Portfolio Composition*

Classification	Percentage of Total Investments
Other*	59.0%
Internet Software & Services	11.8
Banks	11.2
Investment Companies	9.6
Tech Hardware, Storage & Peripherals	8.4
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Asian Equity Portfolio

Statement of Assets and Liabilities	June 30, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $1,183)	$1,267
Investment in Security of Affiliated Issuer, at Value (Cost $53)	53
Total Investments in Securities, at Value (Cost $1,236)	1,320
Foreign Currency, at Value (Cost —@)	—	@
Due from Adviser	51
Receivable for Investments Sold	6
Dividends Receivable	6
Receivable from Affiliate	—	@
Other Assets	41
Total Assets	1,424
Liabilities:
Payable for Custodian Fees	40
Payable for Professional Fees	35
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Investments Purchased	1
Payable for Sub Transfer Agency Fees — Class I	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Administration Fees	—	@
Other Liabilities	8
Total Liabilities	84
Net Assets	$1,340
Net Assets Consist Of:
Paid-in-Capital	$1,471
Undistributed Net Investment Income	4
Net Realized Loss	(219)
Unrealized Appreciation (Depreciation) on:
Investments	84
Foreign Currency Translations	—	@
Net Assets	$1,340

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Asian Equity Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2016 (000)
CLASS I:
Net Assets	$318
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	45,148
Net Asset Value, Offering and Redemption Price Per Share	$7.04
CLASS A:
Net Assets	$945
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	135,488
Net Asset Value, Redemption Price Per Share	$6.97
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.39
Maximum Offering Price Per Share	$7.36
CLASS L:
Net Assets	$71
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	10,459
Net Asset Value, Offering and Redemption Price Per Share	$6.83
CLASS C:
Net Assets	$6
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	887
Net Asset Value, Offering and Redemption Price Per Share	$6.81

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Asian Equity Portfolio

Statement of Operations	Six Months Ended June 30, 2016 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $2 of Foreign Taxes Withheld)	$16
Dividends from Security of Affiliated Issuers (Note G)	—	@
Total Investment Income	16
Expenses:
Professional Fees	43
Custodian Fees (Note F)	41
Registration Fees	24
Advisory Fees (Note B)	6
Shareholder Reporting Fees	5
Pricing Fees	5
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Shareholder Services Fees — Class A (Note D)	1
Distribution and Shareholder Services Fees — Class L (Note D)	—	@
Distribution and Shareholder Services Fees — Class C (Note D)	—	@
Administration Fees (Note C)	1
Directors' Fees and Expenses	1
Sub Transfer Agency Fees — Class I	—	@
Sub Transfer Agency Fees — Class A	—	@
Sub Transfer Agency Fees — Class L	—	@
Other Expenses	9
Total Expenses	140
Expenses Reimbursed by Adviser (Note B)	(119)
Waiver of Advisory Fees (Note B)	(6)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	11
Net Investment Income	5
Realized Loss:
Investments Sold	(89)
Foreign Currency Transactions	(—	@)
Net Realized Loss	(89)
Change in Unrealized Appreciation (Depreciation):
Investments	91
Foreign Currency Translations	—	@
Net Change in Unrealized Appreciation (Depreciation)	91
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	2
Net Increase in Net Assets Resulting from Operations	$7

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Asian Equity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$5	$44
Net Realized Gain (Loss)	(89)	347
Net Change in Unrealized Appreciation (Depreciation)	91	(393)
Net Increase (Decrease) in Net Assets Resulting from Operations	7	(2)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(3)
Net Realized Gain	—	(184)
Class A:
Net Investment Income	—	(1)
Net Realized Gain	—	(306)
Class L:
Net Investment Income	—	(— @)
Net Realized Gain	—	(29)
Class C:
Net Investment Income	—	(— @)
Net Realized Gain	—	(2)
Total Distributions	—	(525)
Capital Share Transactions:(1)
Class I:
Subscribed	—	5,615
Distributions Reinvested	—	61
Redeemed	—	(13,668)
Class A:
Subscribed	13	175
Distributions Reinvested	—	253
Redeemed	(90)	(981)
Class L:
Subscribed	9	5
Distributions Reinvested	—	3
Redeemed	(11)	(12)
Class C:
Subscribed	—	10 *
Net Decrease in Net Assets Resulting from Capital Share Transactions	(79)	(8,539)
Total Decrease in Net Assets	(72)	(9,066)
Net Assets:
Beginning of Period	1,412	10,478
End of Period (Including Undistributed Net Investment Income and Distributions in Excess of Net Investment Income of $4 and $(1), respectively)	$1,340	$1,412

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Asian Equity Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	—	522
Shares Issued on Distributions Reinvested	—	5
Shares Redeemed	—	(1,289)
Net Decrease in Class I Shares Outstanding	—	(762)
Class A:
Shares Subscribed	2	18
Shares Issued on Distributions Reinvested	—	36
Shares Redeemed	(14)	(103)
Net Decrease in Class A Shares Outstanding	(12)	(49)
Class L:
Shares Subscribed	1	1
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(1)	(1)
Net Increase (Decrease) in Class L Shares Outstanding	(— @@)	— @@
Class C:
Shares Subscribed	—	1 *

*  For the period April 30, 2015 through September 30, 2015.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Asian Equity Portfolio

	Class I
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$6.97		$10.33	$10.33	$10.40	$8.47	$10.19
Income (Loss) from Investment Operations:
Net Investment Income†	0.03		0.08	0.09	0.05	0.04	0.00 ‡
Net Realized and Unrealized Gain (Loss)	0.04		(0.77)	1.44	(0.05)	2.00	(1.72)
Total from Investment Operations	0.07		(0.69)	1.53	(0.00)‡	2.04	(1.72)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.00)‡	(0.10)	(0.07)	(0.11)	—
Net Realized Gain	—		(2.67)	(1.43)	—	—	—
Total Distributions	—		(2.67)	(1.53)	(0.07)	(0.11)	—
Redemption Fees	—		—	0.00 ‡	—	—	—
Net Asset Value, End of Period	$7.04		$6.97	$10.33	$10.33	$10.40	$8.47
Total Return++	1.15	%#	(7.06)%	15.15%	(0.05)%	24.08%	(16.88)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$318		$314	$8,340	$4,753	$3,996	$1,201
Ratio of Expenses to Average Net Assets (1)	1.44	%+*	1.45%+	1.45%+	1.45%+	1.45%+	1.45%+
Ratio of Net Investment Income to Average Net Assets (1)	1.02	%+*	0.73%+	0.81%+	0.52%+	0.39%+	0.01%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	0.00%§	0.00%§	0.00%§	0.00%§
Portfolio Turnover Rate	28	%#	113%	86%	114%	80%	38%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	21.46	%*	5.34%	4.68%	4.28%	5.79%	11.86%
Net Investment Loss to Average Net Assets	(19.00	)%*	(3.16)%	(2.42)%	(2.31)%	(3.95)%	(10.40)%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Asian Equity Portfolio

	Class A
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013		2012	2011
Net Asset Value, Beginning of Period	$6.91		$10.31	$10.31	$10.37		$8.45	$10.19
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.02		0.03	0.05	0.01		0.01	(0.02)
Net Realized and Unrealized Gain (Loss)	0.04		(0.76)	1.44	(0.03)		2.00	(1.72)
Total from Investment Operations	0.06		(0.73)	1.49	(0.02)		2.01	(1.74)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.00)‡	(0.06)	(0.04)		(0.09)	—
Net Realized Gain	—		(2.67)	(1.43)	—		—	—
Total Distributions	—		(2.67)	(1.49)	(0.04)		(0.09)	—
Redemption Fees	—		—	0.00 ‡	—		—	—
Net Asset Value, End of Period	$6.97		$6.91	$10.31	$10.31		$10.37	$8.45
Total Return++	0.87	%#	(7.36)%	14.71%	(0.15)%		23.76%	(17.08)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$945		$1,019	$2,024	$1,302		$1,201	$84
Ratio of Expenses to Average Net Assets (1)	1.79	%+*	1.80%+	1.80%+	1.73	%+^^	1.70%+	1.70%+
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.65	%+*	0.27%+	0.46%+	0.09	%+	0.14%+	(0.24)%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	0.00%§	0.00	%§	0.00%§	0.00%§
Portfolio Turnover Rate	28	%#	113%	86%	114%		80%	38%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	21.24	%*	6.35%	5.05%	4.68%		6.04%	12.11%
Net Investment Loss to Average Net Assets	(18.80	)%*	(4.28)%	(2.79)%	(2.86)%		(4.20)%	(10.65)%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.80% for Class A Shares. Prior to September 16, 2013, the maximum ratio was 1.70% for Class A Shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Asian Equity Portfolio

	Class L
	Six Months Ended June 30, 2016		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014		2013		2012	2011
Net Asset Value, Beginning of Period	$6.78		$10.22	$10.23		$10.31		$8.40	$10.19
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.01		(0.04)	(0.00	)‡	(0.04)		(0.03)	(0.07)
Net Realized and Unrealized Gain (Loss)	0.04		(0.73)	1.42		(0.03)		1.98	(1.72)
Total from Investment Operations	0.05		(0.77)	1.42		(0.07)		1.95	(1.79)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.00)‡	0.00	‡	(0.01)		(0.04)	—
Net Realized Gain	—		(2.67)	(1.43)		—		—	—
Total Distributions	—		(2.67)	(1.43)		(0.01)		(0.04)	—
Redemption Fees	—		—	0.00	‡	—		—	—
Net Asset Value, End of Period	$6.83		$6.78	$10.22		$10.23		$10.31	$8.40
Total Return++	0.74	%#	(7.82)%	13.97%		(0.56)%		23.18%	(17.57)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$71		$73	$114		$102		$103	$84
Ratio of Expenses to Average Net Assets (1)	2.29	%+*	2.30%+	2.30	%+	2.22	%+^^	2.20%+	2.20%+
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.16	%+*	(0.38)%+	(0.04	)%+	(0.35	)%+	(0.36)%+	(0.74)%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00%§	0.00	%§	0.00	%§	0.00%§	0.00%§
Portfolio Turnover Rate	28	%#	113%	86%		114%		80%	38%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	24.20	%*	8.52%	6.75%		5.59%		6.54%	12.61%
Net Investment Loss to Average Net Assets	(21.75	)%*	(6.60)%	(4.49)%		(3.72)%		(4.70)%	(11.15)%

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.30% for Class L shares. Prior to September 16, 2013, the maximum ratio was 2.20% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Asian Equity Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2016 (unaudited)		Period from April 30, 2015^ to December 31, 2015
Net Asset Value, Beginning of Period	$6.77		$11.28
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.00	)‡	(0.01)
Net Realized and Unrealized Gain (Loss)	0.04		(1.83)
Total from Investment Operations	0.04		(1.84)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.00	)‡
Net Realized Gain	—		(2.67)
Total Distributions	—		(2.67)
Net Asset Value, End of Period	$6.81		$6.77
Total Return++	0.59	%#	(16.57	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$6		$6
Ratios of Expenses to Average Net Assets (1)	2.55	%+*	2.55	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.10	)%+*	(0.20	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§*
Portfolio Turnover Rate	28	%#	113%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	56.78	%*	28.89	%*
Net Investment Loss to Average Net Assets	(54.33	)%*	(26.54	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-nine separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Asian Equity Portfolio. The Portfolio seeks long-term capital appreciation.

The Portfolio offers four classes of shares — Class I, Class A, Class L and Class C. On April 30, 2015, the Portfolio suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company"), a whole owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$14	$—	$14
Air Freight & Logistics	—	14	—	14
Auto Components	—	10	—	10
Automobiles	—	12	—	12
Banks	27	121	—	148
Biotechnology	—	4	—	4
Chemicals	—	18	—	18
Construction & Engineering	18	13	—	31
Construction Materials	—	1	—	1
Diversified Consumer Services	13	—	—	13
Diversified Financial Services	—	21	—	21
Diversified Telecommunication Services	—	37	—	37
Electric Utilities	—	14	—	14
Electronic Equipment, Instruments & Components	—	32	—	32
Food & Staples Retailing	—	8	—	8
Food Products	—	31	—	31
Health Care Providers & Services	—	16	—	16
Hotels, Restaurants & Leisure	—	18	—	18
Household Durables	—	25	—	25
Industrial Conglomerates	—	64	—	64
Insurance	—	44	—	44
Internet & Catalog Retail	7	—	—	7
Internet Software & Services	32	124	—	156
Machinery	—	6	—	6
Media	—	21	—	21
Metals & Mining	—	6	—	6
Multi-Utilities	—	11	—	11
Multi-line Retail	—	13	—	13
Personal Products	—	26	—	26
Pharmaceuticals	—	7	—	7
Real Estate Management & Development	—	36	—	36
Semiconductors & Semiconductor Equipment	—	45	—	45
Specialty Retail	—	6	—	6
Tech Hardware, Storage & Peripherals	—	111	—	111
Textiles, Apparel & Luxury Goods	—	50	—	50
Transportation Infrastructure	—	28	—	28
Wireless Telecommunication Services	—	35	—	35
Total Common Stocks	97	1,042	—	1,139
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Investment Company	$73	$—	$—	$73
Participation Notes	—	55	—	55
Short-Term Investment
Investment Company	53	—	—	53
Total Assets	$223	$1,097	$—	$1,320

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, securities with a total value of approximately $6,000 transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at December 31, 2015 were valued using other significant observable inputs at June 30, 2016.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stock (000)
Beginning Balance	$42
Purchases	—
Sales	(28)
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	23
Realized gains (losses)	(37)
Ending Balance	$—
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2016	$—

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

As of June 30, 2016, the Portfolio did not have any open foreign currency forward exchange contracts.

5.  Structured Investments: The Portfolio invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Portfolio is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular time, may be unable to find qualified buyers for these securities.

6.  Redemption Fees: The Portfolio will assess a 2% redemption fee, on Class I shares, Class A shares, Class L shares and Class C shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

7.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

8.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.95%	0.90%

For the six months ended June 30, 2016, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.45% for Class I shares, 1.80% for Class A shares, 2.30% for Class L shares and 2.55% for Class C shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2016, approximately $6,000 of advisory fees were waived and approximately $123,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and Sub-Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $355,000 and $427,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2016.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2016 is as follows:

Value December 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2016 (000)
$9	$354	$310	$—	@	$53

@ Amount is less than $500.

During the six months ended June 30, 2016, the Portfolio incurred approximately less than $500 in brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser/Administrator, Sub-Adviser and Distributor, for portfolio transactions executed on behalf of the Portfolio.

The Portfolio is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2016, the Portfolio did not engage in any cross-trade transactions.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 Distributions Paid From:		2014 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$4	$521	$656	$360

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and basis adjustments on certain equity securities designated as passive foreign investment companies, resulted in the following reclassifications among the components of net assets at December 31, 2015:

Distributions in Excess of Net Investment Income (000)	Distributions in Excess of Net Realized Gain (000)	Paid-in-Capital (000)
$(34)	$40	$(6)

At December 31, 2015, the Portfolio had no distributable earnings on a tax basis.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2015, the Portfolio deferred to January 1, 2016 for U.S. Federal income tax purposes the following losses:

Post-October Currency and Specified Ordinary Losses (000)	Post-October Capital Losses (000)
$—	$96

I. Credit Facility: As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended June 30, 2016, the Fund did not have any borrowings under the facility.

J. Other: At June 30, 2016, the Portfolio had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 57.8%.

K. Subsequent Event: The Board of Directors of the Fund approved a Plan of Liquidation with respect to the Portfolio. Pursuant to the Plan of Liquidation, substantially all of the assets of the Portfolio will be liquidated, known liabilities of the Portfolio will be satisfied, the remaining proceeds will be distributed to the Portfolio's shareholders, and all of the issued and outstanding shares of the Portfolio will be redeemed (the "Liquidation"). The Liquidation is expected to occur on or about July 29, 2016.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The Adviser and Sub-Adviser together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2015, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the three- and five-year periods, but below its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Broadridge. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that while the Portfolio's actual management fee was lower than its peer group average, the Portfolio's contractual management fee and total expense ratio were higher than but close to its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio if Morgan Stanley Institutional Fund, Inc., which describes in detail the Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

28

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2016 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIAESAN
1558910 EXP. 08.31.17

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Insight Portfolio

Semi-Annual Report

June 30, 2016

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	15
Investment Advisory Agreement Approval	22
Privacy Notice	24
Director and Officer Information	27

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Portfolio, including performance, characteristics, and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Insight Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2016

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Expense Example (unaudited)

Insight Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Actual Ending Account Value 6/30/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Insight Portfolio Class I	$1,000.00	$1,108.80	$1,019.69	$5.45	$5.22	1.04%
Insight Portfolio Class A	1,000.00	1,107.00	1,017.95	7.28	6.97	1.39
Insight Portfolio Class L	1,000.00	1,105.30	1,015.47	9.89	9.47	1.89
Insight Portfolio Class C	1,000.00	1,103.60	1,014.22	11.19	10.72	2.14

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments

Insight Portfolio

	Shares	Value (000)
Common Stocks (90.5%)
Aerospace & Defense (12.4%)
BWX Technologies, Inc.	11,132	$398
United Technologies Corp.	4,645	476
		874
Auto Components (1.0%)
Fox Factory Holding Corp. (a)	4,074	71
Automobiles (4.6%)
Harley-Davidson, Inc.	7,113	322
Beverages (0.1%)
Big Rock Brewery, Inc. (Canada) (a)	1,730	8
Chemicals (2.7%)
Mosaic Co. (The)	7,226	189
Commercial Services & Supplies (2.3%)
Copart, Inc. (a)	3,391	166
Diversified Financial Services (4.5%)
Berkshire Hathaway, Inc., Class B (a)	952	138
Leucadia National Corp.	10,225	177
		315
Health Care Equipment & Supplies (4.6%)
Intuitive Surgical, Inc. (a)	494	327
Health Care Technology (0.2%)
Castlight Health, Inc., Class B (a)	3,273	13
Hotels, Restaurants & Leisure (2.5%)
Bojangles', Inc. (a)	2,661	45
El Pollo Loco Holdings, Inc. (a)(b)	4,056	53
Fiesta Restaurant Group, Inc. (a)	1,568	34
Habit Restaurants, Inc. (The) (a)	1,252	21
Papa Murphy's Holdings, Inc. (a)	1,881	12
Wingstop, Inc. (a)	350	10
		175
Household Durables (3.9%)
Garmin Ltd.	6,448	273
Industrial Conglomerates (3.7%)
Koninklijke Philips N.V. (Netherlands)	10,370	259
Information Technology Services (3.8%)
PayPal Holdings, Inc. (a)	7,362	269
Insurance (7.7%)
Progressive Corp. (The)	7,932	266
RenaissanceRe Holdings Ltd.	2,332	274
		540
Internet Software & Services (5.8%)
eBay, Inc. (a)	12,776	299
GrubHub, Inc. (a)(b)	2,359	73
Twitter, Inc. (a)	2,236	38
		410
Leisure Products (0.9%)
Vista Outdoor, Inc. (a)	1,400	67
	Shares	Value (000)
Machinery (17.3%)
Allison Transmission Holdings, Inc.	4,640	$131
Joy Global, Inc.	16,675	353
Manitowoc Co., Inc. (The)	7,782	42
Manitowoc Foodservice, Inc. (a)	23,346	411
Terex Corp.	13,764	280
		1,217
Media (5.2%)
News Corp., Class A	7,740	88
Time Warner, Inc.	3,799	279
		367
Metals & Mining (0.8%)
Dominion Diamond Corp. (Canada)	6,170	54
Specialty Retail (0.1%)
Container Store Group, Inc. (The) (a)	1,788	10
Trading Companies & Distributors (3.6%)
Fastenal Co.	5,647	251
Transportation Infrastructure (2.8%)
BBA Aviation PLC (United Kingdom)	65,633	194
Total Common Stocks (Cost $6,161)		6,371
	No. of Warrants
Warrant (0.0%)
Real Estate Management & Development (0.0%)
Tejon Ranch Co., expires 8/31/16 (a) (Cost $1)	119	—	@
	Shares
Short-Term Investments (10.5%)
Securities held as Collateral on Loaned Securities (1.6%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	93,066	93
	Face Amount (000)
Repurchase Agreements (0.3%)
Barclays Capital, Inc., (0.42%, dated 6/30/16, due 7/1/16; proceeds $22; fully collateralized by a U.S. Government obligation; 2.00% due 8/15/25; valued at $22)	$22	22
Merrill Lynch & Co., Inc., (0.44%, dated 6/30/16, due 7/1/16; proceeds $1; fully collateralized by a U.S. Government agency security; 4.50% due 4/20/44; valued at $1)	1	1
		23
Total Securities held as Collateral on Loaned Securities (Cost $116)		116

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Insight Portfolio

	Shares	Value (000)
Investment Company (8.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $624)	623,970	$624
Total Short-Term Investments (Cost $740)		740
Total Investments (101.0%) (Cost $6,902) Including $115 of Securities Loaned (c)(d)		7,111
Liabilities in Excess of Other Assets (-1.1%)		(74)
Net Assets (100.0%)		$7,037

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2016.

(c)  The approximate fair value and percentage of net assets, $194,000 and 2.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(d)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $463,000 and the aggregate gross unrealized depreciation is approximately $254,000 resulting in net unrealized appreciation of approximately $209,000.

@  Value is less than $500.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	42.4%
Machinery	17.4
Aerospace & Defense	12.5
Short-Term Investment	8.9
Insurance	7.7
Internet Software & Services	5.9
Media	5.2
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2016.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Insight Portfolio

Statement of Assets and Liabilities	June 30, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $6,185)	$6,394
Investment in Security of Affiliated Issuer, at Value (Cost $717)	717
Total Investments in Securities, at Value (Cost $6,902)	7,111
Cash	1
Due from Adviser	29
Receivable for Portfolio Shares Sold	4
Dividends Receivable	—	@
Receivable from Affiliate	—	@
Other Assets	45
Total Assets	7,190
Liabilities:
Collateral on Securities Loaned, at Value	116
Payable for Professional Fees	22
Payable for Custodian Fees	9
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Administration Fees	—	@
Other Liabilities	6
Total Liabilities	153
Net Assets	$7,037
Net Assets Consist Of:
Paid-in-Capital	$6,803
Accumulated Undistributed Net Investment Income	17
Accumulated Net Realized Gain	8
Unrealized Appreciation (Depreciation) on:
Investments	209
Net Assets	$7,037

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Insight Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2016 (000)
CLASS I:
Net Assets	$5,711
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	459,265
Net Asset Value, Offering and Redemption Price Per Share	$12.44
CLASS A:
Net Assets	$838
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	67,508
Net Asset Value, Redemption Price Per Share	$12.41
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.69
Maximum Offering Price Per Share	$13.10
CLASS L:
Net Assets	$97
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	7,945
Net Asset Value, Offering and Redemption Price Per Share	$12.18
CLASS C:
Net Assets	$391
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	32,212
Net Asset Value, Offering and Redemption Price Per Share	$12.14
(1) Including: Securities on Loan, at Value:	$115

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Insight Portfolio

Statement of Operations	Six Months Ended June 30, 2016 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $—@ of foreign Taxes Withheld)	$36
Income from Securities Loaned — Net	1
Dividends from Security of Affiliated Issuer (Note G)	—	@
Total Investment Income	37
Expenses:
Professional Fees	42
Registration Fees	23
Advisory Fees (Note B)	16
Shareholder Reporting Fees	6
Custodian Fees (Note F)	5
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Shareholder Services Fees — Class A (Note D)	1
Distribution and Shareholder Services Fees — Class L (Note D)	—	@
Distribution and Shareholder Services Fees — Class C (Note D)	1
Administration Fees (Note C)	2
Directors' Fees and Expenses	1
Pricing Fees	1
Sub Transfer Agency Fees — Class I	—	@
Sub Transfer Agency Fees — Class A	—	@
Sub Transfer Agency Fees — Class L	—	@
Sub Transfer Agency Fees — Class C	—	@
Other Expenses	4
Total Expenses	106
Expenses Reimbursed by Adviser (Note B)	(63)
Waiver of Advisory Fees (Note B)	(16)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	23
Net Investment Income	14
Realized Gain:
Investments Sold	5
Foreign Currency Transactions	—	@
Net Realized Gain	5
Change in Unrealized Appreciation (Depreciation):
Investments	387
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	392
Net Increase in Net Assets Resulting from Operations	$406

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Insight Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$14	$17
Net Realized Gain	5	203
Net Change in Unrealized Appreciation (Depreciation)	387	(376)
Net Increase (Decrease) in Net Assets Resulting from Operations	406	(156)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(15)
Net Realized Gain	—	(256)
Class A:
Net Investment Income	—	(2)
Net Realized Gain	—	(53)
Class L:
Net Investment Income	—	(— @)
Net Realized Gain	—	(16)
Class C:
Net Investment Income	—	(— @)
Net Realized Gain	—	(7)
Total Distributions	—	(349)
Capital Share Transactions:(1)
Class I:
Subscribed	3,477	188
Distributions Reinvested	—	270
Redeemed	(81)	(53)
Class A:
Subscribed	541	320
Distributions Reinvested	—	52
Redeemed	(154)	(121)
Class L:
Subscribed	15	129
Distributions Reinvested	—	15
Redeemed	(17)	(80)
Class C:
Subscribed	322	72 *
Distributions Reinvested	—	6 *
Redeemed	—	(10)*
Net Increase in Net Assets Resulting from Capital Share Transactions	4,103	788
Total Increase in Net Assets	4,509	283
Net Assets:
Beginning of Period	2,528	2,245
End of Period (Including Accumulated Undistributed Net Investment Income of $17 and $3)	$7,037	$2,528

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Insight Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	289	14
Shares Issued on Distributions Reinvested	—	23
Shares Redeemed	(7)	(4)
Net Increase in Class I Shares Outstanding	282	33
Class A:
Shares Subscribed	45	24
Shares Issued on Distributions Reinvested	—	4
Shares Redeemed	(13)	(9)
Net Increase in Class A Shares Outstanding	32	19
Class L:
Shares Subscribed	1	10
Shares Issued on Distributions Reinvested	—	2
Shares Redeemed	(1)	(7)
Net Increase (decrease) in Class L Shares Outstanding	(— @)	5
Class C:
Shares Subscribed	27	6	*
Shares Issued on Distributions Reinvested	—	—	@@*
Shares Redeemed	—	(1	)*
Net Increase in Class C Shares Outstanding	27	5

*  For the period April 30, 2015 through December 31, 2015.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Insight Portfolio

	Class I
	Six Months Ended June 30, 2016		Year Ended December 31,				Period from December 28, 2011^ to
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012	December 31, 2011
Net Asset Value, Beginning of Period	$11.21		$13.65	$15.40	$11.86	$10.06	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.05		0.10	0.06	0.18	0.17	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	1.18		(0.82)	0.87	4.52	2.59	0.06
Total from Investment Operations	1.23		(0.72)	0.93	4.70	2.76	0.06
Distributions from and/or in Excess of:
Net Investment Income	—		(0.10)	(0.04)	(0.16)	(0.14)	—
Net Realized Gain	—		(1.62)	(2.64)	(1.00)	(0.82)	—
Total Distributions	—		(1.72)	(2.68)	(1.16)	(0.96)	—
Net Asset Value, End of Period	$12.44		$11.21	$13.65	$15.40	$11.86	$10.06
Total Return++	10.88	%#	(5.58)%	6.66%	40.20%	27.47%	0.60	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,711		$1,981	$1,968	$1,859	$12	$10
Ratio of Expenses to Average Net Assets (1)	1.04	%+*	1.04%+	1.04%+	1.04%+	1.04%+	1.05	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.79	%+*	0.78%+	0.44%+	1.25%+	1.47%+	(0.94	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.01%	0.01%	0.01%	N/A
Portfolio Turnover Rate	9	%#	55%	82%	51%	62%	0	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.96	%*	7.50%	7.69%	10.83%	11.61%	380.17	%*
Net Investment Loss to Average Net Assets	(3.13	)%*	(5.68)%	(6.21)%	(8.54)%	(9.10)%	(380.06	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Insight Portfolio

	Class A
	Six Months Ended June 30, 2016		Year Ended December 31,					Period from December 28, 2011^ to
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013		2012	December 31, 2011
Net Asset Value, Beginning of Period	$11.21		$13.66	$15.43	$11.86		$10.06	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.03		0.05	0.01	0.07		0.14	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	1.17		(0.82)	0.87	4.58		2.59	0.06
Total from Investment Operations	1.20		(0.77)	0.88	4.65		2.73	0.06
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)	(0.01)	(0.08)		(0.11)	—
Net Realized Gain	—		(1.62)	(2.64)	(1.00)		(0.82)	—
Total Distributions	—		(1.68)	(2.65)	(1.08)		(0.93)	—
Net Asset Value, End of Period	$12.41		$11.21	$13.66	$15.43		$11.86	$10.06
Total Return++	10.70	%#	(5.97)%	6.41%	39.73%		27.21%	0.60	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$838		$399	$230	$209		$1,144	$815
Ratio of Expenses to Average Net Assets (1)	1.39	%+*	1.39%+	1.39%+	1.30	%+^^	1.29%+	1.30	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.47	%+*	0.42%+	0.09%+	0.50	%+	1.22%+	(1.19	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.01%	0.01%		0.01%	N/A
Portfolio Turnover Rate	9	%#	55%	82%	51%		62%	0	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	5.57	%*	8.32%	8.91%	13.79%		11.86%	380.42	%*
Net Investment Loss to Average Net Assets	(3.71	)%*	(6.51)%	(7.43)%	(11.99)%		(9.35)%	(380.31	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.40% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.30% for Class A shares.

#  Not Annualized.

*  Annualized.
The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Insight Portfolio

	Class L
	Six Months Ended June 30, 2016		Year Ended December 31,					Period from December 28, 2011^ to
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013		2012	December 31, 2011
Net Asset Value, Beginning of Period	$11.02		$13.50	$15.35	$11.85		$10.06	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.00	)‡	(0.01)	(0.06)	0.08		0.08	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	1.16		(0.82)	0.86	4.49		2.58	0.06
Total from Investment Operations	1.16		(0.83)	0.80	4.57		2.66	0.06
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)	(0.01)	(0.07)		(0.05)	—
Net Realized Gain	—		(1.62)	(2.64)	(1.00)		(0.82)	—
Total Distributions	—		(1.65)	(2.65)	(1.07)		(0.87)	—
Net Asset Value, End of Period	$12.18		$11.02	$13.50	$15.35		$11.85	$10.06
Total Return++	10.53	%#	(6.49)%	5.83%	39.13%		26.52%	0.60	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$97		$90	$47	$115		$12	$10
Ratio of Expenses to Average Net Assets (1)	1.89	%+*	1.89%+	1.89%+	1.84	%+^^	1.79%+	1.80	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.08	)%+*	(0.09)%+	(0.41)%+	0.54	%+	0.72%+	(1.70	)%*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01%	0.01%	0.01%		0.01%	N/A
Portfolio Turnover Rate	9	%#	55%	82%	51%		62%	0	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	7.66	%*	10.04%	10.64%	12.31%		12.36%	380.92	%*
Net Investment Loss to Average Net Assets	(5.85	)%*	(8.24)%	(9.16)%	(9.93)%		(9.85)%	(380.82	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.90% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.80% for Class L shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Insight Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2016 (unaudited)		Period from April 30, 2015^ to December 31, 2015
Net Asset Value, Beginning of Period	$11.00		$13.47
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.01)		(0.08)
Net Realized and Unrealized Gain (Loss)	1.15		(0.74)
Total from Investment Operations	1.14		(0.82)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)
Net Realized Gain	—		(1.62)
Total Distributions	—		(1.65)
Net Asset Value, End of Period	$12.14		$11.00
Total Return++	10.36	%#	(6.42	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$391		$58
Ratios of Expenses to Average Net Assets (1)	2.14	%+*	2.14	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.23	)%+*	(0.91	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01	%*
Portfolio Turnover Rate	9	%#	55%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	6.90	%*	12.97	%*
Net Investment Loss to Average Net Assets	(4.99	)%*	(11.74	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-nine separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Insight Portfolio. The Portfolio seeks long-term capital appreciation.

The Portfolio offers four classes of shares — Class I, Class A, Class L and Class C. On April 30, 2015, the Portfolio suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$874	$—	$—	$874
Auto Components	71	—	—	71
Automobiles	322	—	—	322
Beverages	8	—	—	8
Chemicals	189	—	—	189
Commercial Services & Supplies	166	—	—	166
Diversified Financial Services	315	—	—	315

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Health Care Equipment & Supplies	$327		$—	$—	$327
Health Care Technology	13		—	—	13
Hotels, Restaurants & Leisure	175		—	—	175
Household Durables	273		—	—	273
Industrial Conglomerates	259		—	—	259
Information Technology Services	269		—	—	269
Insurance	540		—	—	540
Internet Software & Services	410		—	—	410
Leisure Products	67		—	—	67
Machinery	1,217		—	—	1,217
Media	367		—	—	367
Metals & Mining	54		—	—	54
Specialty Retail	10		—	—	10
Trading Companies & Distributors	251		—	—	251
Transportation Infrastructure	—		194	—	194
Total Common Stocks	6,177		194	—	6,371
Warrant	—	@	—	—	—	@
Short-Term Investments
Investment Company	717		—	—	717
Repurchase Agreements	—		23	—	23
Total Short-Term Investments	717		23	—	740
Total Assets	$6,894		$217	$—	$7,111

@  Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, the Portfolio did not have any investments transfer between investment levels. At June 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Portfolio takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolio, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

5.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$115	(a)	$—	$(115	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Portfolio received cash collateral of approximately $116,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of less than $500 in the form of U.S. Government obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), "Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures". ASU

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of ollateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$116	$—	$—	$—	$116
Total Borrowings	$116	$—	$—	$—	$116
Gross amount of recognized liabilities for securities lending transactions					$116

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2016, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class I shares, 1.40% for Class A shares, 1.90% for Class L shares and 2.15% for Class C shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2016, approximately $16,000 of advisory fees were waived and approximately $67,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term invest-

ments, were approximately $3,868,000 and $360,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2016.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2016 is as follows:

Value December 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2016 (000)
$54	$3,944	$3,281	$—	@	$717

@ Amount is less than $500.

The Portfolio is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2016, the Portfolio did not engage in any cross-trade transactions.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 Distributions Paid From:		2014 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$127	$223	$82	$301

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses)

on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2015:

Accumulated Undistributed Net Investment Income (000)			Accumulated Net Realized Gain (000)		Paid-in- Capital (000)
$	(—	@)	$—	@	$—

@ Amount is less than $500.

At December 31, 2015, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$3	$5

I. Credit Facility: As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended June 30, 2016, the Fund did not have any borrowings under the facility.

J. Other: At June 30, 2016, the Portfolio had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 67.5%.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2015, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was below its peer group average for the one and three-year periods but better than its peer group average for the period since the end of December 2011, the month of the Portfolio's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Broadridge. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that while the Portfolio's contractual management fee and total expense ratio were higher than its peer group averages, the Portfolio's actual management fee was lower than its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was acceptable; (ii) management fee was competitive with its peer group average; and (iii) total expense ratio was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc., which describes in detail the Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

27

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2016 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIINSGTSAN
1557911 EXP. 08.31.17

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Insight Portfolio

Semi-Annual Report

June 30, 2016

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	15
Investment Advisory Agreement Approval	23
Privacy Notice	25
Director and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Portfolio, including performance, characteristics, and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Insight Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2016

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Expense Example (unaudited)

Global Insight Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Actual Ending Account Value 6/30/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Insight Portfolio Class I	$1,000.00	$1,087.40	$1,018.15	$7.01	$6.77	1.35%
Global Insight Portfolio Class A	1,000.00	1,085.10	1,016.41	8.81	8.52	1.70
Global Insight Portfolio Class L	1,000.00	1,081.90	1,013.92	11.39	11.02	2.20
Global Insight Portfolio Class C	1,000.00	1,081.20	1,012.68	12.68	12.26	2.45

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments

Global Insight Portfolio

	Shares	Value (000)
Common Stocks (82.4%)
Australia (0.7%)
Kathmandu Holdings Ltd.	17,748	$19
Brazil (3.7%)
GAEC Educacao SA	10,003	45
JHSF Participacoes SA (a)	30,084	10
Porto Seguro SA	5,509	46
		101
Canada (1.0%)
Dominion Diamond Corp.	3,038	27
China (0.3%)
Jumei International Holding Ltd. ADR (a)	1,913	8
France (10.9%)
Christian Dior SE	1,191	193
Edenred	2,274	47
Eurazeo SA	941	56
		296
Germany (4.5%)
ThyssenKrupp AG	3,601	72
windeln.de AG (a)(b)	683	3
Zalando SE (a)(b)	1,732	46
		121
Hong Kong (1.0%)
L'Occitane International SA	13,000	26
Italy (1.6%)
Brunello Cucinelli SpA	1,158	21
Tamburi Investment Partners SpA	6,098	23
		44
Netherlands (3.3%)
Koninklijke Philips N.V.	3,608	90
Spain (2.6%)
Baron de Ley (a)	240	27
Mapfre SA (c)	19,516	43
		70
Switzerland (3.3%)
Nestle SA (Registered)	1,158	89
United Kingdom (10.3%)
BBA Aviation PLC	59,125	175
Daily Mail & General Trust PLC	3,653	29
IP Group PLC (a)	3,935	7
Just Eat PLC (a)	3,128	18
Melrose Industries PLC	2,168	12
Whitbread PLC	823	39
		280
United States (39.2%)
BWX Technologies, Inc.	2,625	94
Castlight Health, Inc., Class B (a)	1,105	4
Cosan Ltd., Class A	6,478	42
eBay, Inc. (a)	2,980	70
	Shares	Value (000)
Garmin Ltd.	2,363	$100
Intuitive Surgical, Inc. (a)	155	103
Joy Global, Inc.	4,341	92
Manitowoc Foodservice, Inc. (a)	5,870	103
Mosaic Co. (The)	1,055	28
PayPal Holdings, Inc. (a)	1,654	60
RenaissanceRe Holdings Ltd.	588	69
Terex Corp.	3,983	81
Time Warner, Inc.	1,265	93
United Technologies Corp.	1,196	123
		1,062
Total Common Stocks (Cost $2,212)		2,233
Participation Note (0.0%)
Italy (0.0%)
Tamburi Investment Partners SpA, Equity Linked Notes, expires 6/30/20 (a) (Cost $1)	2,697	1
Short-Term Investments (4.6%)
Securities held as Collateral on Loaned Securities (1.2%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	27,139	27
	Face Amount (000)
Repurchase Agreements (0.2%)
Barclays Capital, Inc., (0.42%, dated 6/30/16, due 7/1/16; proceeds $7; fully collateralized by a U.S. Government obligation; 2.00% due 8/15/25; valued at $7)	$7	7
Merrill Lynch & Co., Inc., (0.44%, dated 6/30/16, due 7/1/16; proceeds $—@; fully collateralized by a U.S. Government agency security; 4.50% due 4/20/44; valued at $—@)	— @	—	@
		7
Total Securities held as Collateral on Loaned Securities (Cost $34)		34
	Shares
Investment Company (3.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $91)	91,488	91
Total Short-Term Investments (Cost $125)		125
Total Investments (87.0%) (Cost $2,338) Including $32 of Securities Loaned (d)(e)		2,359
Other Assets in Excess of Liabilities (13.0%)		352
Net Assets (100.0%)		$2,711

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Global Insight Portfolio

(a)  Non-income producing security.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  All or a portion of this security was on loan at June 30, 2016.

(d)  The approximate fair value and percentage of net assets, $1,035,000 and 38.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(e)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $226,000 and the aggregate gross unrealized depreciation is approximately $205,000 resulting in net unrealized appreciation of approximately $21,000.

@  Value is less than $500.

ADR  American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	49.5%
Machinery	12.4
Aerospace & Defense	9.3
Textiles, Apparel & Luxury Goods	9.2
Transportation Infrastructure	7.5
Insurance	6.8
Media	5.3
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2016.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Global Insight Portfolio

Statement of Assets and Liabilities	June 30, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $2,220)	$2,241
Investment in Security of Affiliated Issuer, at Value (Cost $118)	118
Total Investments in Securities, at Value (Cost $2,338)	2,359
Foreign Currency, at Value (Cost —@)	—	@
Cash	4
Receivable for Portfolio Shares Sold	330
Due from Adviser	44
Dividends Receivable	1
Tax Reclaim Receivable	1
Receivable from Affiliate	—	@
Other Assets	49
Total Assets	2,788
Liabilities:
Collateral on Securities Loaned, at Value	34
Payable for Professional Fees	21
Payable for Custodian Fees	12
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Sub Transfer Agency Fees — Class I	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Administration Fees	—	@
Other Liabilities	10
Total Liabilities	77
Net Assets	$2,711
Net Assets Consist Of:
Paid-in-Capital	$2,742
Distributions in Excess of Net Investment Income	(11)
Accumulated Net Realized Loss	(41)
Unrealized Appreciation (Depreciation) on:
Investments	21
Foreign Currency Translations	(—	@)
Net Assets	$2,711

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Global Insight Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2016 (000)
CLASS I:
Net Assets	$1,858
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	169,760
Net Asset Value, Offering and Redemption Price Per Share	$10.95
CLASS A:
Net Assets	$780
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	71,160
Net Asset Value, Redemption Price Per Share	$10.96
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.61
Maximum Offering Price Per Share	$11.57
CLASS L:
Net Assets	$56
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,127
Net Asset Value, Offering and Redemption Price Per Share	$10.84
CLASS C:
Net Assets	$17
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,619
Net Asset Value, Offering and Redemption Price Per Share	$10.79
(1) Including: Securities on Loan, at Value:	$32

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Global Insight Portfolio

Statement of Operations	Six Months Ended June 30, 2016 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $2 of Foreign Taxes Withheld)	$25
Dividends from Securities of Affiliated Issuer (Note G)	—	@
Income from Securities Loaned — Net	—	@
Total Investment Income	25
Expenses:
Professional Fees	50
Registration Fees	23
Advisory Fees (Note B)	11
Custodian Fees (Note F)	7
Shareholder Reporting Fees	5
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Pricing Fees	3
Administration Fees (Note C)	1
Directors' Fees and Expenses	1
Shareholder Services Fees — Class A (Note D)	—	@
Distribution and Shareholder Services Fees — Class L (Note D)	—	@
Distribution and Shareholder Services Fees — Class C (Note D)	—	@
Sub Transfer Agency Fees — Class I	—	@
Sub Transfer Agency Fees — Class A	—	@
Sub Transfer Agency Fees — Class L	—	@
Sub Transfer Agency Fees — Class C	—	@
Other Expenses	7
Total Expenses	112
Expenses Reimbursed by Adviser (Note B)	(82)
Waiver of Advisory Fees (Note B)	(11)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	15
Net Investment Income	10
Realized Gain (Loss):
Investments Sold	(20)
Foreign Currency Transactions	—	@
Net Realized Loss	(20)
Change in Unrealized Appreciation (Depreciation):
Investments	192
Foreign Currency Translations	—	@
Net Change in Unrealized Appreciation (Depreciation)	192
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	172
Net Increase in Net Assets Resulting from Operations	$182

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Global Insight Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$10	$10
Net Realized Gain (Loss)	(20)	93
Net Change in Unrealized Appreciation (Depreciation)	192	(219)
Net Increase (Decrease) in Net Assets Resulting from Operations	182	(116)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(27)
Net Realized Gain	—	(107)
Class A:
Net Investment Income	—	(4)
Net Realized Gain	—	(23)
Class L:
Net Investment Income	—	(— @)
Net Realized Gain	—	(2)
Class C:
Net Investment Income	—	(— @)
Net Realized Gain	—	(1)
Total Distributions	—	(164)
Capital Share Transactions:(1)
Class I:
Subscribed	149	170
Distributions Reinvested	—	131
Redeemed	—	(13)
Class A:
Subscribed	460	187
Distributions Reinvested	—	27
Redeemed	(45)	(24)
Class L:
Subscribed	—	63
Distributions Reinvested	—	1
Redeemed	(32)	—
Class C:
Subscribed	—	19 *
Distributions Reinvested	—	1 *
Net Increase in Net Assets Resulting from Capital Share Transactions	532	562
Total Increase in Net Assets	714	282
Net Assets:
Beginning of Period	1,997	1,715
End of Period (Including Distributions in Excess of Net Investment Income of $(11) and $(21))	$2,711	$1,997

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Global Insight Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	$15	$14
Shares Issued on Distributions Reinvested	—	13
Shares Redeemed	—	(1)
Net Increase in Class I Shares Outstanding	15	26
Class A:
Shares Subscribed	42	15
Shares Issued on Distributions Reinvested	—	3
Shares Redeemed	(4)	(2)
Net Increase in Class A Shares Outstanding	38	16
Class L:
Shares Subscribed	—	6
Shares Issued on Distributions Reinvested	—	—	@@
Shares Redeemed	(3)	—
Net Increase (Decrease) in Class L Shares Outstanding	(3)	6
Class C:
Shares Subscribed	—	2	*
Shares Issued on Distributions Reinvested	—	—	@@*
Net Increase in Class C Shares Outstanding	—	2

*  For the period April 30, 2015 through December 31, 2015.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Insight Portfolio

	Class I
	Six Months Ended June 30, 2016		Year Ended December 31,				Period from December 28, 2011^ to
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012	December 31, 2011
Net Asset Value, Beginning of Period	$10.07		$11.55	$13.42	$11.99	$10.07	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.05		0.07	0.20	0.30	0.31	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	0.83		(0.62)	(0.56)	3.32	2.53	0.07
Total from Investment Operations	0.88		(0.55)	(0.36)	3.62	2.84	0.07
Distributions from and/or in Excess of:
Net Investment Income	—		(0.18)	(0.11)	(0.45)	(0.49)	—
Net Realized Gain	—		(0.75)	(1.40)	(1.74)	(0.43)	—
Total Distributions	—		(0.93)	(1.51)	(2.19)	(0.92)	—
Net Asset Value, End of Period	$10.95		$10.07	$11.55	$13.42	$11.99	$10.07
Total Return++	8.74	%#	(5.02)%	(2.65)%	30.89%	28.31%	0.70	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,858		$1,560	$1,490	$1,397	$12	$10
Ratio of Expenses to Average Net Assets (1)	1.35	%+*	1.35%+	1.35%+	1.35%+	1.35%+	1.35	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.04	%+*	0.58%+	1.49%+	2.17%+	2.74%+	(1.27	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00%§	0.00%§	N/A
Portfolio Turnover Rate	19	%#	62%	67%	59%	41%	0	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	10.26	%*	10.84%	10.82%	14.22%	16.10%	381.10	%*
Net Investment Loss to Average Net Assets	(7.87	)%*	(8.91)%	(7.98)%	(10.70)%	(12.01)%	(381.02	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Insight Portfolio

	Class A
	Six Months Ended June 30, 2016		Year Ended December 31,					Period from December 28, 2011^ to
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013		2012	December 31, 2011
Net Asset Value, Beginning of Period	$10.10		$11.58	$13.45	$11.99		$10.07	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.03		0.02	0.15	0.01		0.28	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	0.83		(0.61)	(0.55)	3.56		2.53	0.07
Total from Investment Operations	0.86		(0.59)	(0.40)	3.57		2.81	0.07
Distributions from and/or in Excess of:
Net Investment Income	—		(0.14)	(0.07)	(0.37)		(0.46)	—
Net Realized Gain	—		(0.75)	(1.40)	(1.74)		(0.43)	—
Total Distributions	—		(0.89)	(1.47)	(2.11)		(0.89)	—
Net Asset Value, End of Period	$10.96		$10.10	$11.58	$13.45		$11.99	$10.07
Total Return++	8.51	%#	(5.32)%	(2.97)%	30.52%		28.04%	0.70	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$780		$335	$199	$189		$1,151	$816
Ratio of Expenses to Average Net Assets (1)	1.70	%+*	1.70%+	1.70%+	1.60	%+^^	1.60%+	1.60	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.67	%+*	0.17%+	1.14%+	0.07	%+	2.49%+	(1.52	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.01%		0.00%§	N/A
Portfolio Turnover Rate	19	%#	62%	67%	59%		41%	0	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	$11.05	%*	11.74%	12.14%	13.62%		16.35%	381.35	%*
Net Investment Loss to Average Net Assets	(8.68	)%*	(9.87)%	(9.30)%	(11.95)%		(12.26)%	(381.27	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.70% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.60% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Insight Portfolio

	Class L
	Six Months Ended June 30, 2016		Year Ended December 31,					Period from December 28, 2011^ to
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013		2012	December 31, 2011
Net Asset Value, Beginning of Period	$10.01		$11.49	$13.39	$11.98		$10.07	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.00	‡	(0.03)	0.08	0.12		0.23	(0.00	)‡
Net Realized and Unrealized Gain (Loss)	0.83		(0.61)	(0.54)	3.37		2.51	0.07
Total from Investment Operations	0.83		(0.64)	(0.46)	3.49		2.74	0.07
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)	(0.04)	(0.34)		(0.40)	—
Net Realized Gain	—		(0.75)	(1.40)	(1.74)		(0.43)	—
Total Distributions	—		(0.84)	(1.44)	(2.08)		(0.83)	—
Net Asset Value, End of Period	$10.84		$10.01	$11.49	$13.39		$11.98	$10.07
Total Return++	8.19	%#	(5.87)%	(3.43)%	29.82%		27.36%	0.70	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$56		$86	$26	$13		$12	$10
Ratio of Expenses to Average Net Assets (1)	2.20	%+*	2.20%+	2.20%+	2.13	%+^^	2.10%+	2.10	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.02	%+*	(0.26)%+	0.64%+	0.93	%+	1.99%+	(2.01	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00	%§	0.00%§	N/A
Portfolio Turnover Rate	19	%#	62%	67%	59%		41%	0	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	13.82	%*	17.24%	20.95%	17.73%		16.85%	381.85	%*
Net Investment Loss to Average Net Assets	(11.60	)%*	(15.30)%	(18.11)%	(14.67)%		(12.76)%	(381.76	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.20% for Class L shares. Prior to September 16, 2013, the maximum ratio was 2.10% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Insight Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2016 (unaudited)		Period from April 30, 2015^ to December 31, 2015
Net Asset Value, Beginning of Period	$9.99		$12.10
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.00	)‡	(0.07)
Net Realized and Unrealized Gain (Loss)	0.80		(1.19)
Total from Investment Operations	0.80		(1.26)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.10)
Net Realized Gain	—		(0.75)
Total Distributions	—		(0.85)
Net Asset Value, End of Period	$10.79		$9.99
Total Return++	8.12	%#	(10.67	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$17		$16
Ratios of Expenses to Average Net Assets (1)	2.45	%+*	2.45	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.08	)%+*	(0.94	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§*
Portfolio Turnover Rate	19	%#	62%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	22.57	%*	23.24	%*
Net Investment Loss to Average Net Assets	(20.20	)%*	(21.73	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-nine separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Insight Portfolio. The Portfolio seeks long-term capital appreciation.

The Portfolio offers four classes of shares — Class I, Class A, Class L and Class C. On April 30, 2015, the Portfolio suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards Codifica-

tionTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$217	$—	$—	$217
Beverages	—	27	—	27
Capital Markets	—	30	—	30
Chemicals	28	—	—	28
Commercial Services & Supplies	—	47	—	47
Diversified Consumer Services	45	—	—	45
Diversified Financial Services	—	56	—	56
Food Products	—	89	—	89
Health Care Equipment & Supplies	103	—	—	103
Health Care Technology	4	—	—	4
Hotels, Restaurants & Leisure	—	39	—	39
Household Durables	100	—	—	100
Industrial Conglomerates	—	90	—	90
Information Technology Services	60	—	—	60
Insurance	115	43	—	158
Internet & Catalog Retail	8	49	—	57
Internet Software & Services	70	18	—	88
Machinery	276	12	—	288
Media	93	29	—	122
Metals & Mining	27	72	—	99
Oil, Gas & Consumable Fuels	42	—	—	42
Real Estate Management & Development	10	—	—	10
Specialty Retail	—	45	—	45
Textiles, Apparel & Luxury Goods	—	214	—	214
Transportation Infrastructure	—	175	—	175
Total Common Stocks	1,198	1,035	—	2,233
Participation Note	1	—	—	1
Short-Term Investments
Investment Company	118	—	—	118
Repurchase Agreements	—	7	—	7
Total Short-Term Investments	118	7	—	125
Total Assets	$1,317	$1,042	$—	$2,359

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, securities with a total value of approximately $55,000 transferred from Level 2 to Level 1.

Securities that were valued using other significant observable inputs at December 31, 2015 were valued using unadjusted quoted prices at June 30, 2016.

3.  Repurchase Agreements: The Portfolio may enter into repurchase agreements under which the Portfolio lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Portfolio takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Portfolio, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

5.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$32	(a)	$—	$(32	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Portfolio received cash collateral of approximately $34,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), "Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures". ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$34	$—	$—	$—	$34
Total Borrowings	$34	$—	$—	$—	$34
Gross amount of recognized liabilities for securities lending transactions					$34

6.  Structured Investments: The Portfolio invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Portfolio is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular time, may be unable to find qualified buyers for these securities.

7.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
1.00%	0.95%

For the six months ended June 30, 2016, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Portfolio's average daily net assets.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.35% for Class I shares, 1.70% for Class A shares, 2.20% for Class L shares and 2.45% for Class C shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2016, approximately $11,000 of advisory fees were waived and approximately $86,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $588,000 and $389,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2016.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2016, advisory fees paid were reduced

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2016 is as follows:

Value December 31, 2011 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2012 (000)
$8	$646	$536	$—	@	$118

@ Amount is less than $500.

The Portfolio is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2016, the Portfolio did not engage in any cross-trade transactions.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 Distributions Paid From:		2014 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$110	$54	$93	$109

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and basis adjustments on certain equity securities designated as passive foreign investment companies, resulted in the following reclassifications among the components of net assets at December 31, 2015:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in Capital (000)
$18	$(17)	$(1)

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

At December 31, 2015, the Portfolio had no distributable earnings on a tax basis.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2015, the Portfolio deferred to January 1, 2016 for U.S. Federal income tax purposes the following losses:

Post-October Currency and Specified Ordinary Losses (000)	Post-October Capital Losses (000)
$2	$20

I. Credit Facility: As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended June 30, 2016, the Fund did not have any borrowings under the facility.

J. Other: At June 30, 2016, the Portfolio had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 60.9%.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2015, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the period since the end of December 2011, the month of the Portfolio's inception, but below its peer group average for the one- and three-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Broadridge. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's contractual management fee and total expense ratio were higher than but close to its peer group averages. The Board also noted that the Portfolio's actual management fee was lower than its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.
27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc., which describes in detail the Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

28

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2016 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGISAN
1558906 EXP. 08.31.17

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Semi-Annual Report

June 30, 2016

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	10
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	20
Investment Advisory Agreement Approval	30
Privacy Notice	32
Director and Officer Information	35

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Portfolio, including performance, characteristics, and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Emerging Markets Fixed Income Opportunities Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2016

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Expense Example (unaudited)

Emerging Markets Fixed Income Opportunities Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemptions fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Actual Ending Account Value 6/30/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Fixed Income Opportunities Portfolio Class I	$1,000.00	$1,114.20	$1,020.74	$4.36	$4.17	0.83%
Emerging Markets Fixed Income Opportunities Portfolio Class A	1,000.00	1,113.30	1,018.95	6.25	5.97	1.19
Emerging Markets Fixed Income Opportunities Portfolio Class L	1,000.00	1,111.70	1,017.65	7.61	7.27	1.45
Emerging Markets Fixed Income Opportunities Portfolio Class C	1,000.00	1,109.20	1,015.17	10.23	9.77	1.95
Emerging Markets Fixed Income Opportunities Portfolio Class IS	1,000.00	1,115.40	1,020.79	4.31	4.12	0.82

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments

Emerging Markets Fixed Income Opportunities Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (92.7%)
Argentina (8.8%)
Corporate Bonds (3.6%)
IRSA Propiedades Comerciales SA,
8.75%, 3/23/23 (a)		$350	$373
YPF SA,
8.88%, 12/19/18		460	497
			870
Sovereign (5.2%)
Argentina Bonar Bonds,
33.24%, 10/9/17 (b)	ARS	1,440	98
Argentine Republic Government International Bond,
6.88%, 4/22/21 (a)		$260	278
7.50%, 4/22/26 (a)		150	163
Province of Salta Argentina,
9.13%, 7/7/24 (a)		150	150
Provincia de Buenos Aires,
5.75%, 6/15/19 (a)		150	152
Provincia de Cordoba,
7.13%, 6/10/21 (a)		150	151
Republic of Argentina,
7.13%, 7/6/36 (a)		240	240
			1,232
			2,102
Brazil (6.8%)
Corporate Bonds (2.2%)
Cosan Luxembourg SA,
7.00%, 1/20/27 (a)		240	239
Petrobras Global Finance BV,
8.38%, 5/23/21		280	290
			529
Sovereign (4.6%)
Brazil Letras do Tesouro Nacional,
0.00%, 1/1/19	BRL	3,747	872
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/21		800	233
			1,105
			1,634
Chile (1.7%)
Corporate Bonds (1.7%)
Cencosud SA,
4.88%, 1/20/23		$200	207
Empresa Electrica Angamos SA,
4.88%, 5/25/29 (a)		200	197
			404
Colombia (5.5%)
Corporate Bond (1.7%)
Millicom International Cellular SA,
6.63%, 10/15/21		400	412
	Face Amount (000)		Value (000)
Sovereign (3.8%)
Colombia Government International Bond,
4.38%, 3/21/23	COP	254,000	$75
5.00%, 6/15/45		$266	277
11.75%, 2/25/20		116	153
Colombian TES,
10.00%, 7/24/24	COP	797,300	318
11.00%, 7/24/20		210,000	83
			906
			1,318
Dominican Republic (3.8%)
Corporate Bond (0.9%)
AES Andres BV/Dominican Power Partners/ Empresa Generadora de Electricidad It, (Units)
7.95%, 5/11/26 (a)(c)		$200	209
Sovereign (2.9%)
Dominican Republic International Bond,
6.85%, 1/27/45 (a)		460	478
6.88%, 1/29/26 (a)		100	111
7.45%, 4/30/44 (a)		100	110
			699
			908
Guatemala (0.9%)
Sovereign (0.9%)
Guatemala Government Bond,
4.50%, 5/3/26 (a)		200	204
Hungary (1.7%)
Sovereign (1.7%)
Hungary Government Bond,
3.00%, 6/26/24	HUF	116,670	413
India (2.0%)
Corporate Bond (2.0%)
Greenko Dutch BV,
8.00%, 8/1/19		$450	483
Indonesia (9.2%)
Corporate Bonds (6.0%)
Jababeka International BV,
7.50%, 9/24/19		460	485
MPM Global Pte Ltd.,
6.75%, 9/19/19		450	467
Pakuwon Prima Pte Ltd.,
7.13%, 7/2/19		450	478
			1,430
Sovereign (3.2%)
Indonesia Treasury Bond,
9.00%, 3/15/29	IDR	9,120,000	764
			2,194

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Fixed Income Opportunities Portfolio

	Face Amount (000)		Value (000)
Ivory Coast (1.9%)
Sovereign (1.9%)
Ivory Coast Government International Bond,
5.38%, 7/23/24 (a)		$200	$189
5.75%, 12/31/32		271	253
			442
Jamaica (1.6%)
Corporate Bond (1.6%)
Digicel Group Ltd.,
8.25%, 9/30/20		460	386
Kazakhstan (2.0%)
Corporate Bond (2.0%)
Zhaikmunai LLP,
7.13%, 11/13/19		550	484
Malaysia (2.5%)
Sovereign (2.5%)
Malaysia Government Bond,
3.39%, 3/15/17	MYR	208	52
3.66%, 10/15/20		675	170
3.96%, 9/15/25		910	228
4.16%, 7/15/21		215	55
4.18%, 7/15/24		124	32
4.50%, 4/15/30		245	63
			600
Mexico (5.0%)
Sovereign (5.0%)
Mexican Bonos,
10.00%, 12/5/24	MXN	7,000	492
Series M
8.00%, 6/11/20		5,600	336
Petroleos Mexicanos,
3.50%, 1/30/23		$79	74
6.88%, 8/4/26 (a)		260	291
			1,193
Namibia (1.0%)
Sovereign (1.0%)
Namibia International Bonds,
5.25%, 10/29/25 (a)		232	237
Nigeria (2.5%)
Corporate Bond (1.7%)
Zenith Bank PLC,
6.25%, 4/22/19		440	416
Sovereign (0.8%)
Nigeria Government International Bond,
6.38%, 7/12/23		200	193
			609
Panama (0.9%)
Corporate Bond (0.9%)
Aeropuerto Internacional de Tocumen SA,
5.63%, 5/18/36 (a)		200	201
	Face Amount (000)		Value (000)
Peru (0.5%)
Sovereign (0.5%)
Peruvian Government International Bond, (Units)
6.95%, 8/12/31 (c)	PEN	380	$124
Philippines (4.6%)
Corporate Bonds (4.6%)
Petron Corp.,
7.50%, 8/6/18 (b)(d)		$480	513
Royal Capital B.V.,
5.50%, 5/5/21 (b)(d)		570	584
			1,097
Poland (2.7%)
Sovereign (2.7%)
Poland Government Bond,
3.25%, 7/25/25	PLN	1,064	279
4.00%, 10/25/23		915	254
5.75%, 10/25/21 - 9/23/22		400	119
			652
Romania (2.8%)
Sovereign (2.8%)
Romania Government Bond,
4.75%, 2/24/25	RON	2,455	665
5.85%, 4/26/23		50	14
			679
Russia (5.6%)
Corporate Bond (1.1%)
GTH Finance BV,
7.25%, 4/26/23 (a)		$260	272
Sovereign (4.5%)
Russian Federal Bond — OFZ,
6.20%, 1/31/18	RUB	5,172	77
6.80%, 12/11/19		18,200	270
7.00%, 8/16/23		3,397	50
7.60%, 7/20/22		16,800	254
Russian Foreign Bond — Eurobond,
4.50%, 4/4/22		$400	428
			1,079
			1,351
South Africa (6.5%)
Sovereign (6.5%)
Eskom Holdings SOC Ltd.,
7.13%, 2/11/25		500	497
South Africa Government Bond,
6.75%, 3/31/21	ZAR	1,170	75
8.00%, 1/31/30		15,071	929
10.50%, 12/21/26		600	45
			1,546

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Fixed Income Opportunities Portfolio

	Face Amount (000)		Value (000)
Thailand (2.1%)
Sovereign (2.1%)
Thailand Government Bond,
3.63%, 6/16/23	THB	10,100	$321
4.88%, 6/22/29		4,500	167
			488
Turkey (2.1%)
Sovereign (2.1%)
Turkey Government Bond,
7.10%, 3/8/23	TRY	755	239
9.00%, 3/8/17		439	153
10.40%, 3/20/24		290	109
			501
Ukraine (2.0%)
Sovereign (2.0%)
Ukraine Government International Bond,
7.75%, 9/1/26		$500	476
United Arab Emirates (2.0%)
Corporate Bond (2.0%)
MAF Global Securities Ltd.,
7.13%, 10/29/18 (b)(d)		450	469
Venezuela (3.3%)
Sovereign (3.3%)
Petroleos de Venezuela SA,
6.00%, 11/15/26		2,222	780
Zambia (0.7%)
Sovereign (0.7%)
Zambia Government International Bond,
8.50%, 4/14/24		200	175
Total Fixed Income Securities (Cost $21,585)			22,150
	No. of Warrants
Warrant (0.0%)
Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (b)(e) (Cost $—)		495	1
	Shares		Value (000)
Short-Term Investments (3.2%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $465)		465,002	$465
	Face Amount (000)
Argentina (1.3%)
Sovereign (1.3%)
Letras del Banco Central de la Republica Argentina,
28.25%, 1/11/17	ARS	410	24
29.50%, 1/11/17		410	24
30.25%, 12/28/16		3,000	177
30.50%, 12/28/16		1,400	83
Total Sovereign (Cost $320)			308
Total Short-Term Investments (Cost $785)			773
Total Investments (95.9%) (Cost $22,370) (f)(g)			22,924
Other Assets in Excess of Liabilities (4.1%)			974
Net Assets (100.0%)			$23,898

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2016.

(c)  Consists of one or more classes of securities traded together as a unit.

(d)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2016.

(e)  Security has been deemed illiquid at June 30, 2016.

(f)  Securities are available for collateral in connection with open foreign currency forward exchange contracts and a futures contract.

(g)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,016,000 and the aggregate gross unrealized depreciation is approximately $462,000 resulting in net unrealized appreciation of approximately $554,000.

OFZ  Obilgatsyi Federal'novo Zaima (Russian Federal Loan Obligation)

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Fixed Income Opportunities Portfolio

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at June 30, 2016:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	BRL	780		$220	7/5/16	$(23)
JPMorgan Chase Bank NA	BRL	275		$79	7/5/16	(7)
JPMorgan Chase Bank NA	BRL	200		$62	7/5/16	— @
JPMorgan Chase Bank NA	BRL	346		$108	7/5/16	— @
JPMorgan Chase Bank NA	BRL	440		$137	7/5/16	— @
JPMorgan Chase Bank NA	BRL	694		$216	7/5/16	— @
JPMorgan Chase Bank NA	BRL	625		$171	7/5/16	(24)
JPMorgan Chase Bank NA	MYR	820		$201	7/5/16	(2)
JPMorgan Chase Bank NA	MYR	601		$150	7/5/16	1
JPMorgan Chase Bank NA	MYR	510		$125	7/5/16	(2)
JPMorgan Chase Bank NA	MYR	970		$237	7/5/16	(4)
JPMorgan Chase Bank NA	MYR	440		$107	7/5/16	(3)
JPMorgan Chase Bank NA	RUB	6,350		$98	7/5/16	(1)
JPMorgan Chase Bank NA	RUB	4,800		$73	7/5/16	(2)
JPMorgan Chase Bank NA	RUB	16,500		$252	7/5/16	(6)
JPMorgan Chase Bank NA		$59	BRL	200	7/5/16	4
JPMorgan Chase Bank NA		$131	BRL	440	7/5/16	6
JPMorgan Chase Bank NA		$106	BRL	346	7/5/16	1
JPMorgan Chase Bank NA		$86	BRL	275	7/5/16	(— @)
JPMorgan Chase Bank NA		$243	BRL	780	7/5/16	(— @)
JPMorgan Chase Bank NA		$195	BRL	625	7/5/16	(— @)
JPMorgan Chase Bank NA		$190	BRL	694	7/5/16	26
JPMorgan Chase Bank NA		$107	MYR	446	7/5/16	3
JPMorgan Chase Bank NA		$113	MYR	460	7/5/16	1
JPMorgan Chase Bank NA		$366	MYR	1,500	7/5/16	6
JPMorgan Chase Bank NA		$117	MYR	476	7/5/16	1
JPMorgan Chase Bank NA		$113	MYR	460	7/5/16	2
JPMorgan Chase Bank NA		$129	RUB	8,806	7/5/16	8
JPMorgan Chase Bank NA		$34	RUB	2,150	7/5/16	— @
JPMorgan Chase Bank NA		$64	RUB	4,200	7/5/16	1
JPMorgan Chase Bank NA		$196	RUB	12,494	7/5/16	(— @)
JPMorgan Chase Bank NA	EUR	108		$119	7/8/16	(— @)
JPMorgan Chase Bank NA	EUR	210		$233	7/8/16	(— @)
JPMorgan Chase Bank NA		$119	EUR	104	7/8/16	(3)
JPMorgan Chase Bank NA		$133	EUR	120	7/8/16	(— @)
JPMorgan Chase Bank NA	CLP	33,600		$49	7/11/16	(2)
JPMorgan Chase Bank NA	CLP	80,600		$118	7/11/16	(4)
JPMorgan Chase Bank NA	CLP	80,200		$116	7/11/16	(5)
JPMorgan Chase Bank NA	MXN	6,557		$361	7/11/16	3
JPMorgan Chase Bank NA	MXN	3,250		$178	7/11/16	(— @)
JPMorgan Chase Bank NA	MXN	2,200		$116	7/11/16	(4)
JPMorgan Chase Bank NA	MXN	1,550		$82	7/11/16	(3)
JPMorgan Chase Bank NA	MXN	982		$52	7/11/16	(2)
JPMorgan Chase Bank NA	MXN	1,118		$58	7/11/16	(3)
JPMorgan Chase Bank NA	MXN	2,300		$122	7/11/16	(4)
JPMorgan Chase Bank NA	PEN	334		$101	7/11/16	(1)
JPMorgan Chase Bank NA	PEN	390		$116	7/11/16	(2)
JPMorgan Chase Bank NA	PEN	390		$117	7/11/16	(2)
JPMorgan Chase Bank NA		$57	CLP	39,000	7/11/16	2
JPMorgan Chase Bank NA		$118	CLP	80,800	7/11/16	4
JPMorgan Chase Bank NA		$116	CLP	80,200	7/11/16	5
JPMorgan Chase Bank NA		$263	MXN	5,000	7/11/16	10
JPMorgan Chase Bank NA		$181	MXN	3,400	7/11/16	5
JPMorgan Chase Bank NA		$197	MXN	3,730	7/11/16	7
JPMorgan Chase Bank NA		$28	MXN	531	7/11/16	1
JPMorgan Chase Bank NA		$115	MXN	2,100	7/11/16	— @
JPMorgan Chase Bank NA		$66	MXN	1,250	7/11/16	2
JPMorgan Chase Bank NA		$118	MXN	2,200	7/11/16	3

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Fixed Income Opportunities Portfolio

Foreign Currency Forward Exchange Contracts (cont'd):

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA		$219	MXN	4,000	7/11/16	(— @)
JPMorgan Chase Bank NA		$108	MXN	2,000	7/11/16	1
JPMorgan Chase Bank NA		$206	PEN	685	7/11/16	2
State Street Bank and Trust Co.		$158	PEN	520	7/11/16	(— @)
JPMorgan Chase Bank NA	IDR	3,100,000		$230	7/18/16	(4)
JPMorgan Chase Bank NA	IDR	1,565,000		$116	7/18/16	(2)
JPMorgan Chase Bank NA	IDR	4,700,000		$348	7/18/16	(7)
JPMorgan Chase Bank NA	IDR	1,250,000		$94	7/18/16	(1)
JPMorgan Chase Bank NA	TRY	690		$236	7/18/16	(3)
JPMorgan Chase Bank NA		$229	IDR	3,081,000	7/18/16	3
JPMorgan Chase Bank NA		$127	IDR	1,700,000	7/18/16	1
JPMorgan Chase Bank NA		$233	IDR	3,120,000	7/18/16	2
JPMorgan Chase Bank NA		$113	IDR	1,500,000	7/18/16	— @
JPMorgan Chase Bank NA		$98	IDR	1,320,000	7/18/16	2
JPMorgan Chase Bank NA		$246	IDR	3,250,000	7/18/16	(— @)
JPMorgan Chase Bank NA		$266	TRY	784	7/18/16	6
JPMorgan Chase Bank NA		$130	TRY	379	7/18/16	1
JPMorgan Chase Bank NA		$69	TRY	200	7/18/16	1
JPMorgan Chase Bank NA	PHP	5,500		$117	7/21/16	— @
JPMorgan Chase Bank NA		$36	PHP	1,650	7/21/16	(— @)
JPMorgan Chase Bank NA		$234	PHP	11,000	7/21/16	— @
JPMorgan Chase Bank NA	HUF	34,000		$117	7/22/16	(3)
JPMorgan Chase Bank NA	HUF	45,500		$159	7/22/16	(1)
JPMorgan Chase Bank NA	INR	7,900		$116	7/22/16	(1)
JPMorgan Chase Bank NA	INR	12,800		$187	7/22/16	(2)
JPMorgan Chase Bank NA	PLN	46		$12	7/22/16	— @
JPMorgan Chase Bank NA	RON	1,797		$447	7/22/16	6
JPMorgan Chase Bank NA	THB	5,800		$164	7/22/16	(1)
JPMorgan Chase Bank NA		$293	HUF	82,009	7/22/16	(5)
JPMorgan Chase Bank NA		$59	INR	4,000	7/22/16	(— @)
JPMorgan Chase Bank NA		$245	INR	16,700	7/22/16	2
JPMorgan Chase Bank NA		$68	THB	2,400	7/22/16	— @
JPMorgan Chase Bank NA		$122	THB	4,300	7/22/16	— @
JPMorgan Chase Bank NA	ZAR	1,663		$112	7/22/16	(— @)
JPMorgan Chase Bank NA	ZAR	2,100		$141	7/22/16	(1)
JPMorgan Chase Bank NA		$109	COP	319,000	7/27/16	(1)
JPMorgan Chase Bank NA		$92	COP	280,000	7/27/16	3
JPMorgan Chase Bank NA	RUB	12,494		$194	7/29/16	— @
JPMorgan Chase Bank NA		$120	KRW	140,000	7/29/16	2
JPMorgan Chase Bank NA		$150	MYR	601	7/29/16	(1)
JPMorgan Chase Bank NA		$112	RUB	7,200	7/29/16	— @
JPMorgan Chase Bank NA	BRL	346		$106	8/2/16	(1)
JPMorgan Chase Bank NA	BRL	545		$169	8/2/16	1
Citibank NA	ARS	960		$58	12/30/16	— @
Citibank NA	ARS	1,060		$63	12/30/16	(1)
Citibank NA	ARS	1,070		$64	12/30/16	(1)
Citibank NA	ARS	780		$48	1/18/17	1
Citibank NA	ARS	230		$14	1/18/17	— @
Citibank NA	ARS	1,100		$62	6/13/17	1
Citibank NA	ARS	2,100		$115	6/13/17	(2)
						$(10)

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Fixed Income Opportunities Portfolio

Futures Contract:

The Portfolio had the following futures contract open at June 30, 2016:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Depreciation (000)
Short:
German Euro BOBL (Germany)	1	$(148)	Sep-16	$(1)

@  —  Value is less than $500.

ARS  —  Argentine Peso

BRL  —  Brazilian Real

CLP  —  Chilean Peso

COP  —  Colombian Peso

EUR  —  Euro

HUF  —  Hungarian Forint

IDR  —  Indonesian Rupiah

INR  —  Indian Rupee

KRW  —  South Korean Won

MXN  —  Mexican Peso

MYR  —  Malaysian Ringgit

PEN  —  Peruvian Nuevo Sol

PHP  —  Philippine Peso

PLN  —  Polish Zloty

RON  —  Romanian New Leu

RUB  —  Russian Ruble

THB  —  Thai Baht

TRY  —  Turkish Lira

ZAR  —  South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	63.2%
Corporate Bonds	33.4
Other*	3.4
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include an open short futures contract with an underlying face amount of approximately $148,000 with unrealized depreciation of approximately $1,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $10,000.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Emerging Markets Fixed Income Opportunities Portfolio

Statement of Assets and Liabilities	June 30, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $21,905)	$22,459
Investment in Security of Affiliated Issuers, at Value (Cost $465)	465
Total Investments in Securities, at Value (Cost $22,370)	22,924
Foreign Currency, at Value (Cost $58)	58
Cash	3
Receivable for Investments Sold	1,206
Interest Receivable	395
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	137
Due from Adviser	11
Receivable for Variation Margin on Futures Contracts	1
Receivable from Affiliates	—	@
Other Assets	70
Total Assets	24,805
Liabilities:
Payable for Investments Purchased	646
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	147
Payable for Professional Fees	53
Payable for Custodian Fees	20
Deferred Capital Gain Country Tax	15
Payable for Directors' Fees and Expenses	7
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Administration Fees	2
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Sub Transfer Agency Fees — Class A	1
Other Liabilities	16
Total Liabilities	907
Net Assets	$23,898
Net Assets Consist of:
Paid-in-Capital	$28,709
Undistributed Net Investment Income	436
Accumulated Net Realized Loss	(5,779)
Unrealized Appreciation (Depreciation) on:
Investments (Net of $11 of Deferred Capital Gain Country Tax)	543
Futures Contracts	(1)
Foreign Currency Forward Exchange Contracts	(10)
Foreign Currency Translations	—	@
Net Assets	$23,898

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Emerging Markets Fixed Income Opportunities Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2016 (000)
CLASS I:
Net Assets	$20,926
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,224,877
Net Asset Value, Offering and Redemption Price Per Share	$9.41
CLASS A:
Net Assets	$1,190
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	126,706
Net Asset Value, Redemption Price Per Share	$9.39
Maximum Sales Load	4.25%
Maximum Sales Charge	$0.42
Maximum Offering Price Per Share	$9.81
CLASS L:
Net Assets	$816
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	87,011
Net Asset Value, Offering and Redemption Price Per Share	$9.37
CLASS C:
Net Assets	$224
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	23,947
Net Asset Value, Offering and Redemption Price Per Share	$9.36
CLASS IS:
Net Assets	$742
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	78,874
Net Asset Value, Offering and Redemption Price Per Share	$9.41

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Emerging Markets Fixed Income Opportunities Portfolio

Statement of Operations	Six Months Ended June 30, 2016 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $9 of Foreign Taxes Withheld)	$899
Dividends from Securities of Affiliated Issuer (Note G)	1
Dividends from Securities of Unaffiliated Issuers	— @
Total Investment Income	900
Expenses:
Advisory Fees (Note B)	85
Professional Fees	41
Registration Fees	30
Custodian Fees (Note F)	26
Shareholder Reporting Fees	9
Administration Fees (Note C)	9
Pricing Fees	5
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Shareholder Services Fees — Class A (Note D)	1
Distribution and Shareholder Services Fees — Class L (Note D)	2
Distribution and Shareholder Services Fees — Class C (Note D)	1
Directors' Fees and Expenses	1
Sub Transfer Agency Fees — Class I	— @
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Other Expenses	8
Total Expenses	223
Waiver of Advisory Fees (Note B)	(85)
Expenses Reimbursed by Adviser (Note B)	(38)
Reimbursement of Class Specific Expenses — Class L (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	98
Net Investment Income	802
Realized Gain (Loss):
Investments Sold (Net of $1 of Capital Gain Country Tax)	(353)
Foreign Currency Forward Exchange Contracts	(42)
Foreign Currency Transactions	9
Futures Contracts	(21)
Net Realized Loss	(407)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $11)	2,104
Foreign Currency Forward Exchange Contracts	(21)
Foreign Currency Translations	5
Futures Contracts	(1)
Net Change in Unrealized Appreciation (Depreciation)	2,087
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	1,680
Net Increase in Net Assets Resulting from Operations	$2,482

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Emerging Markets Fixed Income Opportunities Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$802	$1,600
Net Realized Loss	(407)	(2,148)
Net Change in Unrealized Appreciation (Depreciation)	2,087	(223)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,482	(771)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(224)	(1,138)
Class A:
Net Investment Income	(12)	(45)
Class L:
Net Investment Income	(7)	(28)
Class C:
Net Investment Income	(2)	(5)
Class IS:
Net Investment Income	(8)	(430)
Total Distributions	(253)	(1,646)
Capital Share Transactions:(1)
Class I:
Subscribed	158	834
Issued due to a tax-free reorganization	—	2,383
Distributions Reinvested	27	97
Redeemed	(436)	(1,155)
Class A:
Subscribed	77	36
Issued due to a tax-free reorganization	—	937
Distributions Reinvested	10	35
Redeemed	(108)	(152)
Class L:
Issued due to a tax-free reorganization	—	722
Distributions Reinvested	7	23
Redeemed	(— @)	(85)
Class C:
Subscribed	—	210 *
Distributions Reinvested	2	4 *
Class IS:
Subscribed	—	18,208
Issued due to a tax-free reorganization	—	8
Distributions Reinvested	—	403
Redeemed	—	(17,050)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(263)	5,458
Redemption Fees	— @	— @
Total Increase in Net Assets	1,966	3,041
Net Assets:
Beginning of Period	21,932	18,891
End of Period (Including Undistributed Net Investment Income and Distributions in Excess of Net Investment Income of $436 and $(113), respectively)	$23,898	$21,932

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Emerging Markets Fixed Income Opportunities Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	18	94
Shares Issued due to a tax-free reorganization	—	272
Shares Issued on Distributions Reinvested	3	12
Shares Redeemed	(49)	(131)
Net Increase (Decrease) in Class I Shares Outstanding	(28)	247
Class A:
Shares Subscribed	8	4
Shares Issued due to a tax-free reorganization	—	107
Shares Issued on Distributions Reinvested	1	4
Shares Redeemed	(12)	(17)
Net Increase (Decrease) in Class A Shares Outstanding	(3)	98
Class L:
Shares Issued due to a tax-free reorganization	—	83
Shares Issued on Distributions Reinvested	1	3
Shares Redeemed	(— @@)	(10)
Net Increase in Class L Shares Outstanding	1	76
Class C:
Shares Subscribed	—	23 *
Shares Issued on Distributions Reinvested	— @@	1 *
Net Increase (Decrease) in Class C Shares Outstanding	— @@	24
Class IS:
Shares Subscribed	—	1,934
Shares Issued due to a tax-free reorganization	—	1
Shares Issued on Distributions Reinvested	—	43
Shares Redeemed	—	(1,900)
Net Increase in Class IS Shares Outstanding	—	78

*  For the period April 30, 2015 through December 31, 2015.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Emerging Markets Fixed Income Opportunities Portfolio

	Class I
	Six Months Ended June 30, 2016		Year Ended December 31,			Period from May 24, 2012^ to
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	December 31, 2012
Net Asset Value, Beginning of Period	$8.53		$9.22	$9.40	$11.11	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.32		0.52	0.51	0.53	0.30
Net Realized and Unrealized Gain (Loss)	0.66		(0.68)	(0.19)	(1.50)	1.18
Total from Investment Operations	0.98		(0.16)	0.32	(0.97)	1.48
Distributions from and/or in Excess of:
Net Investment Income	(0.10)		(0.53)	(0.50)	(0.48)	(0.30)
Net Realized Gain	—		—	—	(0.26)	(0.07)
Total Distributions	(0.10)		(0.53)	(0.50)	(0.74)	(0.37)
Redemption Fees	0.00	‡	0.00 ‡	—	0.00 ‡	—
Net Asset Value, End of Period	$9.41		$8.53	$9.22	$9.40	$11.11
Total Return++	11.42	%#	(1.83)%	3.38%	(8.79)%	14.83	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$20,926		$19,219	$18,492	$19,400	$22,597
Ratio of Expenses to Average Net Assets (1)	0.83	%+*	0.83%+	0.83%+	0.84%+	0.84	%+*
Ratio of Net Investment Income to Average Net Assets (1)	7.21	%+*	5.74%+	5.23%+	5.14%+	4.63	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00%§	0.01	%*
Portfolio Turnover Rate	68	%#	111%	95%	94%	29	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.92	%*	1.82%	1.91%	2.15%	2.02	%*
Net Investment Income to Average Net Assets	6.12	%*	4.75%	4.15%	3.83%	3.45	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Emerging Markets Fixed Income Opportunities Portfolio

	Class A
	Six Months Ended June 30, 2016		Year Ended December 31,				Period from May 24, 2012^ to
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013		December 31, 2012
Net Asset Value, Beginning of Period	$8.52		$9.21	$9.40	$11.11		$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.30		0.50	0.47	0.49		0.29
Net Realized and Unrealized Gain (Loss)	0.66		(0.69)	(0.19)	(1.49)		1.17
Total from Investment Operations	0.96		(0.19)	0.28	(1.00)		1.46
Distributions from and/or in Excess of:
Net Investment Income	(0.09)		(0.50)	(0.47)	(0.45)		(0.28)
Net Realized Gain	—		—	—	(0.26)		(0.07)
Total Distributions	(0.09)		(0.50)	(0.47)	(0.71)		(0.35)
Redemption Fees	0.00	‡	0.00 ‡	—	0.00	‡	—
Net Asset Value, End of Period	$9.39		$8.52	$9.21	$9.40		$11.11
Total Return++	11.33	%#	(2.14)%	2.90%	(9.05)%		14.66	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,190		$1,103	$291	$196		$111
Ratio of Expenses to Average Net Assets (1)	1.19	%+*	1.20%+	1.20%+	1.14	%+^^	1.09	%+*
Ratio of Net Investment Income to Average Net Assets (1)	6.85	%+*	5.61%+	4.88%+	4.88	%+	4.38	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00	%§	0.01	%*
Portfolio Turnover Rate	68	%#	111%	95%	94%		29	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.28	%*	2.49%	2.85%	2.76%		2.27	%*
Net Investment Income to Average Net Assets	5.76	%*	4.32%	3.23%	3.26%		3.20	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.20% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.10% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Emerging Markets Fixed Income Opportunities Portfolio

	Class L
	Six Months Ended June 30, 2016		Year Ended December 31,				Period from May 24, 2012^ to
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013		December 31, 2012
Net Asset Value, Beginning of Period	$8.51		$9.22	$9.39	$11.11		$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.29		0.49	0.45	0.47		0.25
Net Realized and Unrealized Gain (Loss)	0.66		(0.72)	(0.18)	(1.51)		1.18
Total from Investment Operations	0.95		(0.23)	0.27	(1.04)		1.43
Distributions from and/or in Excess of:
Net Investment Income	(0.09)		(0.48)	(0.44)	(0.42)		(0.25)
Net Realized Gain	—		—	—	(0.26)		(0.07)
Total Distributions	(0.09)		(0.48)	(0.44)	(0.68)		(0.32)
Redemption Fees	0.00	‡	0.00 ‡	—	0.00	‡	—
Net Asset Value, End of Period	$9.37		$8.51	$9.22	$9.39		$11.11
Total Return++	11.17	%#	(2.53)%	2.85%	(9.41)%		14.33	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$816		$735	$98	$100		$111
Ratio of Expenses to Average Net Assets (1)	1.45	%+*	1.45%+	1.45%+	1.41	%+^^	1.59	%+*
Ratio of Net Investment Income to Average Net Assets (1)	6.59	%+*	5.44%+	4.62%+	4.57	%+	3.88	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.00	%§	0.01	%*
Portfolio Turnover Rate	68	%#	111%	95%	94%		29	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.65	%*	2.94%	4.10%	3.07%		2.77	%*
Net Investment Income to Average Net Assets	5.39	%*	3.95%	1.97%	2.91%		2.70	%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.45% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.35% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Emerging Markets Fixed Income Opportunities Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2016 (unaudited)		Period from April 30, 2015^ to December 31, 2015
Net Asset Value, Beginning of Period	$8.52		$9.52
Income (Loss) from Investment Operations:
Net Investment Income†	0.26		0.32
Net Realized and Unrealized Gain (Loss)	0.66		(0.97)
Total from Investment Operations	0.92		(0.65)
Distributions from and/or in Excess of:
Net Investment Income	(0.08)		(0.35)
Redemption Fees	0.00	‡	0.00	‡
Net Asset Value, End of Period	$9.36		$8.52
Total Return++	10.92	%#	(6.95	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$224		$202
Ratio of Expenses to Average Net Assets (1)	1.95	%+*	1.95	%+*
Ratio of Net Investment Income to Average Net Assets (1)	5.81	%+*	5.34	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§*
Portfolio Turnover Rate	68	%#	111%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	3.82	%*	6.28	%*
Net Investment Income to Average Net Assets	3.94	%*	1.01	%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Emerging Markets Fixed Income Opportunities Portfolio

	Class IS
	Six Months Ended June 30, 2016		Year Ended December 31,		Period from September 13, 2013^ to
Selected Per Share Data and Ratios	(unaudited)		2015	2014	December 31, 2013
Net Asset Value, Beginning of Period	$8.53		$9.22	$9.40	$9.65
Income (Loss) from Investment Operations:
Net Investment Income†	0.32		0.50	0.51	0.15
Net Realized and Unrealized Gain (Loss)	0.66		(0.66)	(0.19)	0.04
Total from Investment Operations	0.98		(0.16)	0.32	0.19
Distributions from and/or in Excess of:
Net Investment Income	(0.10)		(0.53)	(0.50)	(0.24)
Net Realized Gain	—		—	—	(0.20)
Total Distributions	(0.10)		(0.53)	(0.50)	(0.44)
Redemption Fees	0.00	‡	0.00 ‡	—	0.00	‡
Net Asset Value, End of Period	$9.41		$8.53	$9.22	$9.40
Total Return++	11.54	%#	(1.83)%	3.39%	1.92	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$742		$673	$10	$10
Ratio of Expenses to Average Net Assets (1)	0.82	%+*	0.82%+	0.82%+	0.81	%+^^*
Ratio of Net Investment Income to Average Net Assets (1)	7.17	%+*	5.45%+	5.25%+	5.36	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00%§	0.01	%*
Portfolio Turnover Rate	68	%#	111%	95%	94	%#
(1) Supplemental Information on the Ratios to Average Net Assets:

Ratios Before Expense Limitation

Expenses to Average Net Assets	2.17	%*	1.86%	21.21%	7.70	%*
Net Investment Income (Loss) to Average Net Assets	5.82	%*	4.41%	(15.14)%	(1.53	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.82% for Class IS shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-nine separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Fixed Income Opportunities Portfolio. The Portfolio seeks high total return.

The Portfolio offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Portfolio suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

On September 28, 2015, the Portfolio acquired the net assets of the Emerging Markets Domestic Debt Portfolio ("Emerging Markets Domestic Debt Portfolio"), an open-end investment company. Based on the respective valuations as of the close of business on September 25, 2015, pursuant to a Plan of Reorganization approved by the shareholders of Emerging Markets Domestic Debt Portfolio on September 21, 2015 ("Reorganization"). The purpose of the transaction was to combine two portfolios managed by Morgan Stanley Investment Management Inc. with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 271,765 Class I shares of the Portfolio at a net asset value of $8.77 for 282,261 Class I shares of Emerging Markets Domestic Debt Portfolio; 106,956 Class A shares of the Portfolio at a net asset value of $8.76 for 108,632 Class A shares of Emerging Markets Domestic Debt Portfolio; 82,521 Class L shares of the Portfolio at a net asset value of $8.75 for 85,876 Class L shares of Emerging Markets Domestic Debt Portfolio; 874 Class IS shares of the Portfolio at a net asset value of $8.77 for 907 Class IS shares of Emerging Markets Domestic Debt Portfolio. The net assets of Emerging Markets Domestic Debt Portfolio before the Reorganization were approximately $4,050,000, including unrealized depreciation of approximately $589,000 at September 25, 2015. The investment portfolio of Emerging Markets Domestic Debt Portfolio, with a fair value of approximately $3,079,000 and identified cost of approximately $3,690,000 on September 25, 2015, was the principal asset acquired by the Portfolio. For financial reporting purposes, assets received and shares issued by the Portfolio were recorded at fair value; however, the cost basis of the investments received from Emerging Markets Domestic Debt Portfolio was carried forward to align ongoing reporting of the Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets of the Portfolio were approximately $18,402,000. Immediately after the Reorganization, the net assets of the Portfolio were approximately $22,452,000.

Upon closing of the Reorganization, shareholders of Emerging Markets Domestic Debt Portfolio received shares of the Portfolio as follows:

Emerging Markets Domestic Debt Portfolio	Emerging Markets Fixed Income Opportunities Portfolio
Class I	Class I
Class A	Class A
Class L	Class L
Class IS	Class IS

Assuming the acquisition had been completed on January 1, 2015, the beginning of the annual reporting period of the Portfolio, the Portfolio's pro forma results of operations for the period ended December 31, 2015, are as follows:

Net investment income(1)	$2,023,000
Net realized gain and unrealized gain/loss(2)	$(4,861,000)
Net increase (decrease) in net assets resulting from operations	$(2,838,000)

(1) Approximately $1,600,000 as reported, plus approximately $373,000 Emerging Markets Domestic Debt Portfolio prior to the Reorganization, plus approximately $50,000 of estimated pro-forma eliminated expenses.

(2) Approximately $(2,371,000) as reported, plus approximately $(2,490,000) Emerging Markets Domestic Debt Portfolio prior to the Reorganization.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Emerging Markets Domestic Debt Portfolio that have been included in the Portfolio's Statement of Operations since September 28, 2015.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors"). The pricing service may utilize a matrix system or other model

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (8) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$7,662	$—	$7,662
Sovereign	—	14,488	—	14,488
Total Fixed Income Securities	—	22,150	—	22,150
Warrant	—	1	—	1
Short-Term Investments
Investment Company	465	—	—	465
Sovereign	—	308	—	308
Total Short-Term Investments	465	308	—	773
Foreign Currency Forward Exchange Contracts	—	137	—	137
Total Assets	465	22,596	—	23,061
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(147)	—	(147)
Futures Contract	(1)	—	—	(1)
Total Liabilities	(1)	(147)	—	(148)
Total	$464	$22,449	$—	$22,913

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As

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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

of June 30, 2016, the Portfolio did not have any investments transfer between investment levels.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Structured Investments: The Portfolio invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Portfolio is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular time, may be unable to find qualified buyers for these securities.

5.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with which the Portfolio has open positions in the futures contract.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following tables set forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2016.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$137
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(147)
Futures Contract	Variation Margin on Futures Contract	Interest Rate Risk	(1	)(a)
Total			$(148)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2016 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(42)
Interest Rate Risk	Futures Contracts	(21)
Total		$(63)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(21)
Interest Rate Risk	Futures Contracts	(1)
Total		$(22)

At June 30, 2016, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$137	$(147)

(b) Excludes exchange traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master
25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Citibank NA	$2	$(2)	$—	$0
JPMorgan Chase Bank NA	135	(135)	—	0
Total	$137	$(137)	$—	$0
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Citibank NA	$4	$(2)	$—	$2
JPMorgan Chase Bank NA	143	(135)	—	8
State Street Bank and Trust Co.	— @	—	—	— @
Total	$147	$(137)	$—	$10

@ Value is less than $500.

For the six months ended June 30, 2016, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$10,361,000
Futures Contracts:
Average monthly original value	$823,000

6.  Redemption Fees: The Portfolio will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares, Class C shares and Class IS shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the

Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

7.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

For the six months ended June 30, 2016, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I shares, 1.20% for Class A shares, 1.45% for Class L shares, 1.95% for Class C shares and 0.82% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least two years from the date of the Reorganization or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2016, approximately $85,000 of advisory fees were waived and approximately $40,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of

0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $14,658,000 and $15,430,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2016.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2016,

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2016 is as follows:

Value December 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2016 (000)
$315	$9,317	$9,167	$1	$465

The Portfolio is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2016, the Portfolio did not engage in any cross-trade transactions.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 Distributions Paid From:		2014 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,646	$—	$1,031	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, gains (losses) on paydowns, redemptions-in-kind, tax adjustments on debt securities sold by the Portfolio and merger adjustments, resulted in the following reclassifications among the components of net assets at December 31, 2015:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$(90)	$(2,240)	$2,330

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

At December 31, 2015, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$25	$—

At December 31, 2015, the Portfolio had available for Federal income tax purposes unused short-term capital losses of approximately $1,965,000 and long-term capital losses of approximately $3,365,000 that do not have an expiration date. These amounts include capital losses acquired from MSIF Emerging Markets Domestic Debt that may be subject to limitation under IRC Section 382 in future years.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

For the year ended December 31, 2015, the Portfolio realized gains from in-kind redemptions of approximately $1,147,000. The gains are not taxable income to the Portfolio.

I. Credit Facility: As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended June 30, 2016, the Fund did not have any borrowings under the facility.

J. Other: At June 30, 2016, the Portfolio had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 77.6%.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2015, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-year period and for the period since the end of May 2012, the month of the Portfolio's inception, but below its peer group average for the three-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Broadridge. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the contractual management fee was higher than but close to its peer group average and the actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

32

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

33

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

34

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc., which describes in detail the Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

35

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2016 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIEMEDSAN
1557899 EXP. 08.31.17

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Portfolio

Semi-Annual Report

June 30, 2016

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	12
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	22
Investment Advisory Agreement Approval	35
Privacy Notice	37
Director and Officer Information	40

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Portfolio, including performance, characteristics, and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Multi-Asset Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2016

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Expense Example (unaudited)

Multi-Asset Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Actual Ending Account Value 6/30/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Multi-Asset Portfolio Class I	$1,000.00	$943.00	$1,019.64	$5.07	$5.27	1.05%
Multi-Asset Portfolio Class A	1,000.00	941.50	1,017.90	6.76	7.02	1.40
Multi-Asset Portfolio Class L	1,000.00	939.60	1,015.61	8.97	9.32	1.86
Multi-Asset Portfolio Class C	1,000.00	937.60	1,014.17	10.36	10.77	2.15
Multi-Asset Portfolio Class IS	1,000.00	943.00	1,019.79	4.93	5.12	1.02

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments

Multi-Asset Portfolio

	Shares	Value (000)
Common Stocks (17.8%)
Australia (0.0%)
Goodman Group REIT	33	$—	@
Stockland REIT	66	—	@
		—	@
China (0.0%)
Hanergy Thin Film Power Group Ltd. (a)(b)(c)(d)	178,000	3
Denmark (0.3%)
DSV A/S	6,613	278
ISS A/S	9,192	344
		622
France (3.3%)
Accor SA	18,302	709
Aeroports de Paris (ADP)	811	90
Atos SE	6,240	521
Bouygues SA	17,088	494
Cap Gemini SA	10,630	928
Cie de Saint-Gobain	35,389	1,355
Groupe Eurotunnel SE	16,462	175
Metropole Television SA	2,855	47
Peugeot SA (a)	75,233	916
Rexel SA	15,578	197
Television Francaise 1	9,405	101
Vinci SA	25,846	1,841
		7,374
Germany (0.9%)
Deutsche Boerse AG	10,398	851
Deutsche Lufthansa AG (Registered)	59,820	699
Fraport AG Frankfurt Airport Services Worldwide	2,131	114
ProSiebenSat.1 Media SE (Registered)	9,014	394
Stroeer SE & Co. KGaA	1,592	73
		2,131
Hong Kong (0.0%)
G-Resources Group Ltd.	62,326	1
Ireland (0.4%)
CRH PLC	17,120	494
Ryanair Holdings PLC	40,237	505
		999
Italy (1.0%)
Atlantia SpA	34,884	870
Mediaset SpA	195,230	687
Mediobanca SpA	106,024	616
		2,173
Netherlands (0.2%)
Randstad Holding N.V.	12,595	507
Portugal (0.0%)
Banco Espirito Santo SA (Registered) (a)(c)(d)	570,338	—
Spain (0.1%)
Mediaset Espana Comunicacion SA	30,316	340
Switzerland (0.4%)
Adecco Group AG (Registered)	15,782	795
	Shares	Value (000)
United Kingdom (0.8%)
easyJet PLC	30,258	$437
International Consolidated Airlines Group SA	251,246	1,258
		1,695
United States (10.4%)
Alexandria Real Estate Equities, Inc. REIT	1,700	176
Allergan PLC (a)	3,600	832
American Capital Agency Corp. REIT	8,200	163
American Tower Corp. REIT	10,200	1,159
Annaly Capital Management, Inc. REIT	22,100	245
Boston Properties, Inc. REIT	3,700	488
Bristol-Myers Squibb Co.	15,400	1,133
Brixmor Property Group, Inc. REIT	5,000	132
CBRE Group, Inc., Class A (a)	7,300	193
Crown Castle International Corp. REIT	8,000	811
Digital Realty Trust, Inc. REIT	3,600	392
Duke Realty Corp. REIT	8,300	221
Eli Lilly & Co.	8,700	685
Endo International PLC (a)	1,900	30
Equinix, Inc. REIT	1,700	659
Extra Space Storage, Inc. REIT	3,000	278
Federal Realty Investment Trust REIT	1,700	281
General Growth Properties, Inc. REIT	13,900	414
HCP, Inc. REIT	11,300	400
Host Hotels & Resorts, Inc. REIT	18,200	295
Iron Mountain, Inc. REIT	6,200	247
Johnson & Johnson	25,000	3,032
Jones Lang LaSalle, Inc.	1,100	107
Kimco Realty Corp. REIT	10,000	314
Liberty Property Trust REIT	3,400	135
Macerich Co. (The) REIT	3,000	256
Mallinckrodt PLC (a)	900	55
Merck & Co., Inc.	24,900	1,434
Mylan N.V. (a)	3,700	160
Perrigo Co., PLC	1,300	118
Pfizer, Inc.	54,300	1,912
ProLogis, Inc. REIT	12,600	618
Public Storage REIT	3,400	869
Realogy Holdings Corp. (a)	3,400	99
Realty Income Corp. REIT	6,000	416
Regency Centers Corp. REIT	2,300	193
Simon Property Group, Inc. REIT	7,600	1,648
SL Green Realty Corp. REIT	2,300	245
Ventas, Inc. REIT	8,200	597
VEREIT, Inc. REIT	20,600	209
Vornado Realty Trust REIT	4,200	421
Welltower, Inc. REIT	8,600	655
Weyerhaeuser Co. REIT	18,800	560
Zoetis, Inc.	4,100	195
		23,482
Total Common Stocks (Cost $41,577)		40,122

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Multi-Asset Portfolio

	No. of Rights		Value (000)
Rights (0.0%)
United States (0.0%)
Safeway Casa Ley CVR (a)		1,077	$1
Safeway PDC, LLC CVR (a)		1,077	—	@
Total Rights (Cost $1)			1
	Face Amount (000)
Fixed Income Securities (17.1%)
Corporate Bond (0.5%)
United States (0.5%)
Deutsche Bank AG Series 0002 0.00%, 3/17/17 (e) (Cost $839)		$7,600	1,174
Sovereign (2.9%)
Argentina (1.5%)
Argentine Republic Government International Bond, 7.50%, 4/22/26 (e)		3,120	3,381
Greece (1.4%)
Hellenic Republic Government Bond, 3.00%, 2/24/23 - 2/24/42 (f)	EUR	4,340	3,130
Total Sovereign (Cost $6,269)			6,511
U.S. Treasury Security (13.7%)
United States (13.7%)
U.S. Treasury Inflation Indexed Bond, 0.63%, 1/15/26 (Cost $29,740)		$29,124	30,691
Total Fixed Income Securities (Cost $36,848)			38,376
	Notional Amount (000)
Call Options Purchased (0.3%)
China (0.3%)
USD/CNH October 2016 @ CNH 6.75, Citibank NA		16,650	199
USD/CNH October 2016 @ CNH 6.75, Goldman Sachs International		12,850	154
USD/CNH October 2016 @ CNH 6.75, JPMorgan Chase Bank NA		27,270	327
Total Call Options Purchased (Cost $1,094)			680
	Shares
Short-Term Investments (68.4%)
Investment Company (63.7%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $143,436)		143,436,240	143,436
	Face Amount (000)		Value (000)
Sovereign (1.5%)
Argentina (1.5%)
Letras del Banco Central de la Republica Argentina, 25.00%, 1/11/17 - 1/25/17	ARS	46,821	$2,722
26.25%, 1/11/17 - 1/18/17		12,430	726
Total Sovereign (Cost $3,529)			3,448
U.S. Treasury Security (3.2%)
U.S. Treasury Bill, 0.34%, 10/20/16 (g)(h) (Cost $7,113)		$7,120	7,115
Total Short-Term Investments (Cost $154,078)			153,999
Total Investments (103.6%) (Cost $233,598) (i)(j)(k)			233,178
Liabilities in Excess of Other Assets (–3.5%)			(7,937)
Total Written Options Outstanding (–0.1%) (Premiums received $584)			(154)
Net Assets (100.0%)			$225,087

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  Security has been deemed illiquid at June 30, 2016.

(d)  At June 30, 2016, the Portfolio held fair valued securities valued at approximately $3,000, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

(e)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(f)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2016. Maturity date disclosed is the ultimate maturity date.

(g)  Rate shown is the yield to maturity at June 30, 2016.

(h)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(i)  Securities are available for collateral in connection with open call options written, foreign currency forward exchange contracts, futures contracts and swap agreements.

(j)  The approximate fair value and percentage of net assets, $16,637,000 and 7.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(k)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,780,000 and the aggregate gross unrealized depreciation is approximately $3,200,000 resulting in net unrealized depreciation of approximately $420,000.

@  Value is less than $500.

REIT  Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Call Options Written:

The Portfolio had the following call options written open at June 30, 2016:

Counterparty	Notional Amount (000)	Description	Strike Price		Expiration Date	Value (000)
Citibank NA	16,650	USD/CNH (Premiums received $171)	CNH	7.25	Oct-16	$(45)
Goldman Sachs International	12,850	USD/CNH (Premiums received $132)		7.25	Oct-16	(35)
JPMorgan Chase Bank NA	27,270	USD/CNH (Premiums received $281)		7.25	Oct-16	(74)
						$(154)

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at June 30, 2016:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	CHF	7,304		$7,564	7/21/16	$77
Bank of America NA	EUR	497		$563	7/21/16	11
Bank of America NA	EUR	975		$1,083	7/21/16	(— @)
Bank of America NA	JPY	34,276		$329	7/21/16	(3)
Bank of America NA	JPY	66,623		$650	7/21/16	4
Bank of America NA		$1,595	EUR	1,448	7/21/16	12
Bank of America NA		$270	GBP	203	7/21/16	(— @)
Bank of America NA		$20,962	SEK	176,403	7/21/16	(99)
Bank of Montreal	CAD	18		$14	7/21/16	(— @)
Bank of Montreal	NZD	39		$27	7/21/16	(1)
Bank of Montreal		$189	CAD	245	7/21/16	— @
Bank of Montreal		$188	CAD	245	7/21/16	2
Bank of Montreal		$188	CAD	246	7/21/16	2
Bank of Montreal		$986	EUR	883	7/21/16	(5)
Bank of Montreal		$267	GBP	190	7/21/16	(14)
Bank of Montreal		$831	JPY	86,266	7/21/16	4
Bank of Montreal		$1,166	JPY	119,688	7/21/16	(7)
Bank of New York Mellon	CHF	2,732		$2,829	7/21/16	28
Bank of New York Mellon		$267	GBP	202	7/21/16	2
Bank of New York Mellon		$1,297	SEK	10,918	7/21/16	(6)
Barclays Bank PLC	AUD	38,325		$27,971	7/21/16	(594)
Barclays Bank PLC	EUR	3,532		$3,927	7/21/16	5
Barclays Bank PLC		$779	AUD	1,061	7/21/16	12
Barclays Bank PLC		$2,300	EUR	2,061	7/21/16	(12)
Barclays Bank PLC		$4,514	EUR	4,074	7/21/16	10
BNP Paribas SA		$114	CHF	110	7/21/16	(1)
BNP Paribas SA		$113	CHF	110	7/21/16	(— @)
BNP Paribas SA		$113	CHF	111	7/21/16	— @
Citibank NA	CHF	9,050		$9,423	7/21/16	146
Citibank NA	CHF	2,155		$2,241	7/21/16	33
Citibank NA	EUR	3,532		$3,990	7/21/16	69
Citibank NA	EUR	509		$565	7/21/16	(— @)
Citibank NA	JPY	31,071		$301	7/21/16	— @
Citibank NA	SEK	10,699		$1,259	7/21/16	(7)
Citibank NA	THB	84,980		$2,410	7/21/16	(7)
Citibank NA		$4,086	CHF	3,912	7/21/16	(76)
Citibank NA		$270	DKK	1,816	7/21/16	1
Citibank NA		$278	GBP	202	7/21/16	(9)
Citibank NA		$236	JPY	24,540	7/21/16	1
Citibank NA		$13,294	SEK	111,878	7/21/16	(62)
Citibank NA		$9,524	SEK	78,414	7/21/16	(250)
Citibank NA		$2,286	SEK	18,839	7/21/16	(58)
Citibank NA		$762	THB	26,936	7/21/16	4
Citibank NA		$2,291	THB	80,807	7/21/16	8

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Foreign Currency Forward Exchange Contracts (cont'd):

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Commonwealth Bank of Australia		$476	AUD	638	7/21/16	$— @
Commonwealth Bank of Australia		$472	AUD	638	7/21/16	4
Commonwealth Bank of Australia		$2,721	AUD	3,659	7/21/16	6
Credit Suisse International	EUR	2,043		$2,263	7/21/16	(6)
Credit Suisse International	GBP	1,603		$2,141	7/21/16	6
Credit Suisse International	MXN	694		$36	7/21/16	(2)
Credit Suisse International	NZD	4,763		$3,320	7/21/16	(78)
Credit Suisse International	THB	23,301		$659	7/21/16	(4)
Credit Suisse International		$471	AUD	640	7/21/16	6
Credit Suisse International		$1,294	CHF	1,264	7/21/16	2
Credit Suisse International		$373	GBP	281	7/21/16	2
Credit Suisse International		$355	MYR	1,450	7/21/16	5
Credit Suisse International		$358	MYR	1,455	7/21/16	2
Credit Suisse International		$53	NZD	75	7/21/16	— @
Credit Suisse International		$793	NZD	1,134	7/21/16	16
Credit Suisse International		$290	SGD	391	7/21/16	— @
Credit Suisse International		$287	SGD	391	7/21/16	3
Credit Suisse International		$290	SGD	392	7/21/16	2
Credit Suisse International		$253	THB	8,921	7/21/16	1
Credit Suisse International		$253	THB	8,921	7/21/16	1
Credit Suisse International		$254	THB	8,948	7/21/16	1
Goldman Sachs International	CHF	548		$567	7/21/16	6
Goldman Sachs International	DKK	3,356		$504	7/21/16	3
Goldman Sachs International	EUR	2,093		$2,358	7/21/16	34
Goldman Sachs International	EUR	1,753		$1,951	7/21/16	4
Goldman Sachs International	JPY	121,612		$1,178	7/21/16	(— @)
Goldman Sachs International	RUB	51,707		$804	7/21/16	(2)
Goldman Sachs International		$684	EUR	613	7/21/16	(4)
Goldman Sachs International		$641	EUR	566	7/21/16	(12)
Goldman Sachs International		$52	GBP	37	7/21/16	(3)
Goldman Sachs International		$507	HKD	3,931	7/21/16	— @
Goldman Sachs International		$507	HKD	3,931	7/21/16	— @
Goldman Sachs International		$508	HKD	3,943	7/21/16	— @
Goldman Sachs International		$4,445	JPY	461,269	7/21/16	24
Goldman Sachs International		$1,169	JPY	119,330	7/21/16	(13)
Goldman Sachs International		$1,176	JPY	119,330	7/21/16	(20)
Goldman Sachs International		$53	NZD	75	7/21/16	1
Goldman Sachs International		$53	NZD	75	7/21/16	1
Goldman Sachs International		$188	NZD	264	7/21/16	1
Goldman Sachs International		$8,346	RUB	555,426	7/21/16	303
Goldman Sachs International		$335	RUB	21,910	7/21/16	6
Goldman Sachs International		$334	RUB	21,910	7/21/16	8
Goldman Sachs International		$338	RUB	21,975	7/21/16	4
JPMorgan Chase Bank NA	AUD	2,262		$1,651	7/21/16	(35)
JPMorgan Chase Bank NA	CHF	6,839		$7,082	7/21/16	71
JPMorgan Chase Bank NA	EUR	681		$751	7/21/16	(5)
JPMorgan Chase Bank NA	MXN	194		$10	7/21/16	(— @)
JPMorgan Chase Bank NA		$4,058	CHF	3,912	7/21/16	(48)
JPMorgan Chase Bank NA		$1,619	EUR	1,448	7/21/16	(11)
JPMorgan Chase Bank NA		$364	JPY	37,778	7/21/16	2
JPMorgan Chase Bank NA		$2,319	KRW	2,710,772	7/21/16	34
JPMorgan Chase Bank NA		$353	MYR	1,450	7/21/16	6
JPMorgan Chase Bank NA		$2,404	NZD	3,403	7/21/16	24
JPMorgan Chase Bank NA		$2,808	SEK	23,631	7/21/16	(13)
State Street Bank and Trust Co.		$2,354	AUD	3,183	7/21/16	19
State Street Bank and Trust Co.		$1,608	EUR	1,452	7/21/16	4
UBS AG	AUD	74		$54	7/21/16	(1)
UBS AG	CHF	4,853		$5,026	7/21/16	51
UBS AG	DKK	2,673		$401	7/21/16	2

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Foreign Currency Forward Exchange Contracts (cont'd):

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
UBS AG	GBP	534		$705	7/21/16	$(7)
UBS AG	KRW	3,614,363		$3,066	7/21/16	(72)
UBS AG		$1,640	GBP	1,165	7/21/16	(88)
UBS AG		$765	KRW	903,591	7/21/16	20
Citibank NA	CNH	113,488		$17,065	9/22/16	89
Citibank NA		$8,172	CNH	53,832	9/22/16	(120)
Citibank NA		$1,560	CNH	10,277	9/22/16	(22)
JPMorgan Chase Bank NA	CNH	113,078		$17,011	9/22/16	96
JPMorgan Chase Bank NA	CNH	223,162		$34,102	9/22/16	721
JPMorgan Chase Bank NA	CNH	7,493		$1,147	9/22/16	26
JPMorgan Chase Bank NA		$1,655	CNH	10,786	9/22/16	(42)
JPMorgan Chase Bank NA		$33,665	CNH	220,161	9/22/16	(733)
JPMorgan Chase Bank NA		$16,471	CNH	108,332	9/22/16	(267)
JPMorgan Chase Bank NA		$8,156	CNH	53,832	9/22/16	(104)
Citibank NA	CNH	92,402		$14,015	3/16/17	329
Citibank NA		$13,857	CNH	92,402	3/16/17	(171)
Citibank NA	CNH	50,609		$7,455	5/11/17	(16)
Citibank NA	CNH	50,761		$7,473	5/11/17	(21)
Citibank NA	CNH	192,040		$28,637	5/11/17	286
Citibank NA		$2,385	CNH	16,009	5/11/17	(22)
Citibank NA		$1,389	CNH	9,427	5/11/17	3
Citibank NA		$1,812	CNH	12,199	5/11/17	(12)
JPMorgan Chase Bank NA	CNH	50,609		$7,493	5/11/17	22
						$(477)

Futures Contracts:

The Portfolio had the following futures contracts open at June 30, 2016:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
Euro Stoxx 50 Index (Germany)	224	$7,097	Sep-16	$70
MSCI Emerging Market E Mini (United States)	69	2,880	Sep-16	(9)
NIKKEI 225 Index (Japan)	56	4,268	Sep-16	(230)
S&P 500 E Mini Index (United States)	99	10,346	Sep-16	40
U.S. Treasury 10 yr. Note (United States)	299	39,762	Sep-16	956
Short:
Brent Crude Futures (United Kingdom)	36	(1,790)	Jul-16	(30)
Copper Futures (United States)	42	(2,305)	Sep-16	(26)
German Euro Bund (Germany)	436	(80,861)	Sep-16	(1,585)
U.S. Treasury Long Bond (United States)	36	(6,204)	Sep-16	(349)
				$(1,163)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at June 30, 2016:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	3 Month STIBOR	Receive	1.34%	10/12/25	SEK	16,671	$(148)
Barclays Bank PLC	3 Month STIBOR	Receive	1.37	10/14/25		19,441	(179)
BNP Paribas SA	3 Month STIBOR	Receive	1.34	10/12/25		17,791	(157)
Citibank NA	3 Month STIBOR	Receive	1.28	10/6/25		43,521	(356)
Citibank NA	3 Month STIBOR	Receive	1.34	10/12/25		22,195	(197)
Citibank NA	3 Month STIBOR	Receive	1.39	10/13/25		28,121	(266)

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Multi-Asset Portfolio

Interest Rate Swap Agreements (cont'd):

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Citibank NA	3 Month STIBOR	Receive	1.37	10/14/25		16,007	$(147)
Goldman Sachs International	3 Month STIBOR	Receive	1.39	10/13/25		6,512	(61)
JPMorgan Chase Bank NA	3 Month STIBOR	Receive	1.33	10/8/25		8,560	(75)
JPMorgan Chase Bank NA	3 Month STIBOR	Receive	1.38	10/13/25		3,425	(32)
JPMorgan Chase Bank NA	6 Month BBSW	Pay	2.26	6/14/26	AUD	32,077	172
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.29	3/7/21		$13,380	(241)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.73	3/11/26		5,600	(203)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.80	3/14/26		12,670	(549)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Pay	1.61	4/13/26		41,700	1,293
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.62	5/13/26		14,430	(327)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.49	6/16/26		17,840	(157)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.50	6/16/26		17,840	(167)
							$(1,797)

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at June 30, 2016:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Upfront Payment (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	U.S. Apartment REITs††	$12,395	3 Month USD LIBOR minus 0.24%	Pay	4/20/17	$—	$(507)
Bank of America NA	U.S. Apartment REITs††	1,000	3 Month USD LIBOR minus 0.24%	Pay	4/20/17	—	(17)
Citibank NA	U.S. Media Index††	15,601	3 Month USD LIBOR minus 0.15%	Pay	2/8/17	—	(736)
Goldman Sachs International	USD Liquid High Yield Index	11,450	3 Month USD LIBOR plus 0.64%	Receive	12/23/16	—	239
Goldman Sachs International	U.S. Consumer Staples Index††	4,703	3 Month USD LIBOR minus 0.15%	Pay	3/2/17	(17)	(217)
Goldman Sachs International	Global Aerospace Index††	10,417	3 Month USD LIBOR minus 0.25%	Pay	4/6/17	—	(148)
Goldman Sachs International	Global Aerospace Index††	9,910	3 Month USD LIBOR minus 0.25%	Pay	4/6/17	—	43
Goldman Sachs International	Global Aerospace Index††	4,869	3 Month USD LIBOR minus 0.25%	Pay	4/6/17	—	(73)
Goldman Sachs International	Iron Ore Index††	1,625	3 Month USD LIBOR minus 0.65%	Pay	5/15/17	—	(174)
JPMorgan Chase Bank NA	Chinese Internets††	4,587	3 Month USD LIBOR minus 0.01%	Pay	5/10/17	—	(220)
							$(1,810)

††  See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with U.S. Apartment REITs as of June 30, 2016.
Security Description	Index Weight
U.S. Apartment REITs
Apartment Investment & Management Co.	6.76%
AvalonBay Communities, Inc.	24.00
Camden Property Trust	7.45
Equity Residential	24.39
Security Description	Index Weight
Essex Property Trust, Inc.	14.59%
Independence Realty Trust, Inc.	0.32
Mid-America Apartment Communities, Inc.	7.81
Monogram Residential Trust, Inc.	1.29
Post Propertie,s Inc.	3.78
UDR, Inc.	9.61
100.00%

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Multi-Asset Portfolio

The following table represents the equity basket holdings underlying the total return swap with U.S. Media Index as of June 30, 2016.

Security Description	Index Weight
U.S. Media Index
CBS Corp.	3.86%
Charter Communications, Inc.	7.92
Comcast Corp.	25.72
Discovery Communications, Inc.	1.06
Discovery Communications, Inc.	0.61
DISH Network Corp.	1.88
Interpublic Group of Cos, Inc. (The)	1.51
Liberty Braves Group	0.05
Liberty Braves Group	0.02
Liberty Global PLC	2.84
Liberty Global PLC	1.19
Liberty Global PLC LiLAC	0.40
Liberty Global PLC LiLAC	0.17
Liberty Media Group	0.15
Liberty Media Group	0.07
Liberty SiriusXM Group	1.00
Liberty SiriusXM Group	0.46
News Corp.	0.69
Omnicom Group, Inc.	3.17
Scripps Networks Interactive, Inc.	0.75
Sirius XM Holdings, Inc.	1.53
TEGNA, Inc.	0.80
Time Warner, Inc.	9.61
Twenty-First Century Fox, Inc.	5.29
Twenty-First Century Fox, Inc.	1.92
Viacom, Inc.	2.30
Walt Disney Co. (The)	25.03
100.00%

The following table represents the equity basket holdings underlying the total return swap with U.S. Consumer Staples Index as of June 30, 2016.

Security Description	Index Weight
U.S. Consumer Staples Index
Altria Group, Inc.	6.94%
Archer-Daniels-Midland Co.	1.31
Brown-Forman Corp.	0.52
Campbell Soup Co.	0.61
Church & Dwight Co., Inc.	0.69
Clorox Co. (The)	0.92
Coca-Cola Co. (The)	9.10
Coca-Cola European Partners PLC	0.38
Colgate-Palmolive Co.	3.37
ConAgra Foods, Inc.	1.06
Constellation Brands, Inc.	1.47
Costco Wholesale Corp.	3.52
CVS Health Corp.	5.44
Dr. Pepper Snapple Group, Inc.	0.94
Estee Lauder Cos, Inc. (The)	1.04
General Mills, Inc.	2.19
Hershey Co. (The)	0.84
Hormel Foods Corp.	0.51
JM Smucker Co. (The)	0.93
Kellogg Co.	1.07
Security Description	Index Weight
Kimberly-Clark Corp.	2.56%
Kraft Heinz Co. (The)	2.70
Kroger Co. (The)	1.84
McCormick & Co., Inc.	0.64
Mead Johnson Nutrition Co.	0.87
Molson Coors Brewing Co.	0.94
Mondelez International, Inc.	3.71
Monster Beverage Corp.	1.23
PepsiCo, Inc.	7.92
Philip Morris International, Inc.	8.09
Procter & Gamble Co. (The)	11.82
Reynolds American, Inc.	2.29
Sysco Corp.	1.37
Tyson Foods, Inc.	1.01
Walgreens Boots Alliance, Inc.	3.72
Wal-Mart Stores, Inc.	5.88
Whole Foods Market, Inc.	0.56
100.00%

The following table represents the equity basket holdings underlying the total return swap with Global Aerospace Index as of June 30, 2016.

Security Description	Index Weight
Global Aerospace Index
Airbus Group SE	19.44%
B/E Aerospace, Inc.	2.08
Boeing Co. (The)	37.73
KLX, Inc.	0.73
Rolls-Royce Holdings PLC	7.41
Safran SA	12.23
Spirit AeroSystems Holdings, Inc.	4.67
Thales SA	3.73
TransDigm Group, Inc.	6.19
Zodiac Aerospace	5.79
100.00%

The following table represents the equity basket holdings underlying the total return swap with Iron Ore Index as of June 30, 2016.

Security Description	Index Weight
Iron Ore Index
African Rainbow Minerals Ltd.	0.95%
Assore Ltd.	0.33
BHP Billiton Ltd.	39.37
Ferrexpo PLC	0.10
Fortescue Metals Group Ltd.	6.93
Kumba Iron Ore Ltd.	1.47
Rio Tinto PLC	37.46
Vale SA	13.39
100.00%

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Multi-Asset Portfolio

The following table represents the equity basket holdings underlying the total return swap with Chinese Internets as of June 30, 2016.

Security Description	Index Weight
Chinese Internets
Alibaba Group Holding Ltd.	35.07%
Baidu, Inc.	9.92
Ctrip.com International Ltd.	3.29
JD.com, Inc.	5.29
Kingsoft Corp. Ltd.	0.45
NetEase, Inc.	4.49
New Oriental Education & Technology Group	1.15
Sohu.com, Inc.	0.25
TAL Education Group	0.88
Tencent Holdings Ltd.	38.04
Vipshop Holdings Ltd.	1.17
100.00%

@    Value is less than $500.

*    Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

BBSW  Australia's Bank Bill Swap

LIBOR  London Interbank Offered Rate

STIBOR  Stockholm Interbank Offered Rate

ARS  — Argentine Peso

AUD  — Australian Dollar

CAD  — Canadian Dollar

CHF  — Swiss Franc

CNH  — Chinese Yuan Renminbi

DKK  — Danish Krone

EUR  — Euro

GBP  — British Pound

HKD  — Hong Kong Dollar

JPY  — Japanese Yen

KRW  — South Korean Won

MXN  — Mexican Peso

MYR  — Malaysian Ringgit

NZD  — New Zealand Dollar

RUB  — Russian Ruble

SEK  — Swedish Krona

SGD  — Singapore Dollar

THB  — Thai Baht

USD  — United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Short-Term Investments	66.0%
Common Stocks	17.2
Fixed Income Securities	16.5
Other**	0.3
Total Investments	100.0	%***

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open call options written with a value of approximately $154,000. Does not include open long/short futures contracts with an underlying face amount of approximately $155,513,000 with net unrealized depreciation of approximately $1,163,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $477,000 and does not include open swap agreements with net unrealized depreciation of approximately $3,607,000.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Multi-Asset Portfolio

Statement of Assets and Liabilities	June 30, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $90,162)	$89,742
Investment in Security of Affiliated Issuer, at Value (Cost $143,436)	143,436
Total Investments in Securities, at Value (Cost $233,598)	233,178
Receivable for Variation Margin on Futures Contracts	3,966
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	2,688
Receivable for Variation Margin on Swap Agreements	1,169
Unrealized Appreciation on Swap Agreements	454
Receivable for Swap Agreements Termination	321
Receivable for Investments Sold	305
Interest Receivable	181
Tax Reclaim Receivable	158
Dividends Receivable	54
Receivable for Portfolio Shares Sold	51
Receivable from Affiliate	23
Other Assets	87
Total Assets	242,635
Liabilities:
Payable for Investments Purchased	6,488
Unrealized Depreciation on Swap Agreements	3,710
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	3,165
Due to Broker	1,160
Payable for Swap Agreements Termination	1,602
Bank Overdraft	488
Payable for Advisory Fees	446
Options Written, at Value (Premiums received $584)	154
Payable for Custodian Fees	134
Payable for Sub Transfer Agency Fees — Class I	38
Payable for Sub Transfer Agency Fees — Class A	4
Payable for Sub Transfer Agency Fees — Class L	4
Payable for Portfolio Shares Redeemed	42
Payable for Professional Fees	18
Premium Received on Open Swap Agreements	17
Payable for Administration Fees	16
Payable for Shareholder Services Fees — Class A	5
Payable for Distribution and Shareholder Services Fees — Class L	8
Payable for Distribution and Shareholder Services Fees — Class C	— @
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	9
Payable for Transfer Agency Fees — Class L	— @
Payable for Transfer Agency Fees — Class C	— @
Other Liabilities	39
Total Liabilities	17,548
Net Assets	$225,087
Net Assets Consist Of:
Paid-in-Capital	$317,530
Accumulated Undistributed Net Investment Income	641
Accumulated Net Realized Loss	(87,855)
Unrealized Appreciation (Depreciation) on:
Investments	(420)
Futures Contracts	(1,163)
Options Written	430
Swap Agreements	(3,607)
Foreign Currency Forward Exchange Contracts	(477)
Foreign Currency Translations	8
Net Assets	$225,087

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Multi-Asset Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2016 (000)
CLASS I:
Net Assets	$191,447
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	19,974,612
Net Asset Value, Offering and Redemption Price Per Share	$9.58
CLASS A:
Net Assets	$21,399
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,254,685
Net Asset Value, Redemption Price Per Share	$9.49
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.53
Maximum Offering Price Per Share	$10.02
CLASS L:
Net Assets	$11,877
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,272,469
Net Asset Value, Offering and Redemption Price Per Share	$9.33
CLASS C:
Net Assets	$355
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	38,123
Net Asset Value, Offering and Redemption Price Per Share	$9.31
CLASS IS:
Net Assets	$9
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	902
Net Asset Value, Offering and Redemption Price Per Share	$9.59

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Multi-Asset Portfolio

Statement of Operations	Six Months Ended June 30, 2016 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $83 of Foreign Taxes Withheld)	$800
Interest from Securities of Unaffiliated Issuers	696
Dividends from Securities of Affiliated Issuer (Note G)	262
Total Investment Income	1,758
Expenses:
Advisory Fees (Note B)	1,181
Custodian Fees (Note F)	178
Administration Fees (Note C)	111
Sub Transfer Agency Fees — Class I	83
Sub Transfer Agency Fees — Class A	4
Sub Transfer Agency Fees — Class L	6
Sub Transfer Agency Fees — Class C	— @
Shareholder Services Fees — Class A (Note D)	33
Distribution and Shareholder Services Fees — Class L (Note D)	50
Distribution and Shareholder Services Fees — Class C (Note D)	2
Professional Fees	64
Registration Fees	34
Pricing Fees	24
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	15
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Shareholder Reporting Fees	13
Directors' Fees and Expenses	5
Other Expenses	15
Total Expenses	1,823
Waiver of Advisory Fees (Note B)	(138)
Rebate from Morgan Stanley Affiliate (Note G)	(76)
Reimbursement of Class Specific Expenses — Class I (Note B)	(49)
Reimbursement of Class Specific Expenses — Class A (Note B)	(3)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Net Expenses	1,555
Net Investment Income	203
Realized Gain (Loss):
Investments Sold	(8,193)
Foreign Currency Forward Exchange Contracts	(2,249)
Foreign Currency Transactions	232
Futures Contracts	2,292
Options Written	50
Swap Agreements	(3,524)
Net Realized Loss	(11,392)
Change in Unrealized Appreciation (Depreciation):
Investments	5,067
Foreign Currency Forward Exchange Contracts	(2,780)
Foreign Currency Translations	71
Futures Contracts	(1,710)
Swap Agreements	(4,803)
Options Written	378
Net Change in Unrealized Appreciation (Depreciation)	(3,777)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(15,169)
Net Decrease in Net Assets Resulting from Operations	$(14,966)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Multi-Asset Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$203	$2,749
Net Realized Loss	(11,392)	(54,324)
Net Change in Unrealized Appreciation (Depreciation)	(3,777)	(7,037)
Net Decrease in Net Assets Resulting from Operations	(14,966)	(58,612)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(6,910)
Class A:
Net Investment Income	—	(710)
Class L:
Net Investment Income	—	(453)
Class C:
Net Investment Income	—	(3)
Class IS:
Net Investment Income	—	(— @)
Total Distributions	—	(8,076)
Capital Share Transactions:(1)
Class I:
Subscribed	10,155	132,370
Distributions Reinvested	—	6,894
Redeemed	(86,422)	(297,687)
Class A:
Subscribed	2,249	9,732
Distributions Reinvested	—	618
Redeemed	(8,546)	(29,951)
Class L:
Subscribed	660	4,714
Distributions Reinvested	—	453
Redeemed	(2,423)	(27,947)
Class C:
Subscribed	119	588 *
Distributions Reinvested	—	3 *
Redeemed	(157)	(134)*
Class IS:
Subscribed	—	10 **
Net Decrease in Net Assets Resulting from Capital Share Transactions	(84,365)	(200,337)
Total Decrease in Net Assets	(99,331)	(267,025)
Net Assets:
Beginning of Period	324,418	591,443
End of Period (Including Accumulated Undistributed Net Investment Income of $641 and $438)	$225,087	$324,418

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Multi-Asset Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,007	11,881
Shares Issued on Distributions Reinvested	—	645
Shares Redeemed	(8,607)	(27,835)
Net Decrease in Class I Shares Outstanding	(7,600)	(15,309)
Class A:
Shares Subscribed	225	875
Shares Issued on Distributions Reinvested	—	58
Shares Redeemed	(857)	(2,810)
Net Decrease in Class A Shares Outstanding	(632)	(1,877)
Class L:
Shares Subscribed	67	422
Shares Issued on Distributions Reinvested	—	43
Shares Redeemed	(247)	(2,635)
Net Decrease in Class L Shares Outstanding	(180)	(2,170)
Class C:
Shares Subscribed	12	56 *
Shares Issued on Distributions Reinvested	—	— @@*
Shares Redeemed	(16)	(14)*
Net Increase (Decrease) in Class C Shares Outstanding	(4)	42
Class IS:
Shares Subscribed	—	1 **

*  For the period April 30, 2015 through December 31, 2015.

**  For the period May 29, 2015 through December 31, 2015.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Multi-Asset Portfolio

	Class I
	Six Months Ended June 30, 2016		Year Ended December 31,			Period from June 22, 2012^ to
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	December 31, 2012
Net Asset Value, Beginning of Period	$10.17		$11.55	$11.68	$10.30	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.01		0.07	(0.02)	0.03	(0.02)
Net Realized and Unrealized Gain (Loss)	(0.60)		(1.29)	0.11	1.84	0.47
Total from Investment Operations	(0.59)		(1.22)	0.09	1.87	0.45
Distributions from and/or in Excess of:
Net Investment Income	—		(0.16)	(0.22)	—	—
Net Realized Gain	—		—	(0.00)‡	(0.49)	(0.15)
Total Distributions	—		(0.16)	(0.22)	(0.49)	(0.15)
Net Asset Value, End of Period	$9.58		$10.17	$11.55	$11.68	$10.30
Total Return++	(5.70	)%#	(10.60)%	0.77%	18.24%	4.53	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$191,447		$280,423	$495,419	$107,463	$20,496
Ratio of Expenses to Average Net Assets (1)	1.05	%+*	1.05%+	1.01%+	1.03%+	1.01	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.22	%+*	0.60%+	(0.14)%+	0.25%+	(0.30	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.05	%*	0.04%	0.09%	0.07%	0.09	%*
Portfolio Turnover Rate	205	%#	355%	264%	223%	167	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.24	%*	1.14%	1.21%	1.97%	2.41	%*
Net Investment Income (Loss) to Average Net Assets	0.03	%*	0.51%	(0.34)%	(0.69)%	(1.70	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Multi-Asset Portfolio

	Class A
	Six Months Ended June 30, 2016		Year Ended December 31,				Period from June 22, 2012^ to
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013		December 31, 2012
Net Asset Value, Beginning of Period	$10.09		$11.50	$11.63	$10.29		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	(0.01)		0.03	(0.05)	0.01		(0.03)
Net Realized and Unrealized Gain (Loss)	(0.59)		(1.28)	0.11	1.82		0.47
Total from Investment Operations	(0.60)		(1.25)	0.06	1.83		0.44
Distributions from and/or in Excess of:
Net Investment Income	—		(0.16)	(0.19)	—		—
Net Realized Gain	—		—	(0.00)‡	(0.49)		(0.15)
Total Distribution	—		(0.16)	(0.19)	(0.49)		(0.15)
Net Asset Value, End of Period	$9.49		$10.09	$11.50	$11.63		$10.29
Total Return++	(5.85	)%#	(11.00)%	0.55%	17.86%		4.43	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$21,399		$29,123	$54,771	$13,437		$103
Ratio of Expenses to Average Net Assets (1)	1.40	%+*	1.37%+	1.30%+	1.30	%+^^	1.26	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	(0.15	)%+*	0.27%+	(0.43)%+	0.07	%+	(0.55	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.05	%*	0.04%	0.09%	0.07%		0.09	%*
Portfolio Turnover Rate	205	%#	355%	264%	223%		167	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.57	%*	1.47%	1.46%	2.24%		2.66	%*
Net Investment Income (Loss) to Average Net Assets	(0.32	)%*	0.17%	(0.59)%	(0.87)%		(1.95	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.45% for Class A shares. Prior to September 16, 2013, the maximum ratio was 1.35% for Class A shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Multi-Asset Portfolio

	Class L
	Six Months Ended June 30, 2016		Year Ended December 31,				Period from June 22, 2012^ to
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013		December 31, 2012
Net Asset Value, Beginning of Period	$9.94		$11.39	$11.53	$10.26		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.03)		(0.02)	(0.10)	(0.05)		(0.06)
Net Realized and Unrealized Gain (Loss)	(0.58)		(1.27)	0.10	1.81		0.47
Total from Investment Operations	(0.61)		(1.29)	0.00 ‡	1.76		0.41
Distributions from and/or in Excess of:
Net Investment Income	—		(0.16)	(0.14)	—		—
Net Realized Gain	—		—	(0.00)‡	(0.49)		(0.15)
Total Distributions	—		(0.16)	(0.14)	(0.49)		(0.15)
Net Asset Value, End of Period	$9.33		$9.94	$11.39	$11.53		$10.26
Total Return++	(6.04	)%#	(11.37)%	0.02%	17.23%		4.13	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$11,877		$14,443	$41,253	$9,513		$337
Ratio of Expenses to Average Net Assets (1)	1.86	%+*	1.85%+	1.77%+	1.79	%+^^	1.76	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.57	)%+*	(0.18)%+	(0.90)%+	(0.46	)%+	(1.05	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.06	%*	0.04%	0.09%	0.07%		0.09	%*
Portfolio Turnover Rate	205	%#	355%	264%	223%		167	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.02	%*	1.92%	1.93%	2.73%		3.16	%*
Net Investment Loss to Average Net Assets	(0.73	)%*	(0.25)%	(1.06)%	(1.40)%		(2.45	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.95% for Class L shares. Prior to September 16, 2013, the maximum ratio was 1.85% for Class L shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Multi-Asset Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2016 (unaudited)		Period from April 30, 2015^ to December 31, 2015
Net Asset Value, Beginning of Period	$9.93		$11.09
Loss from Investment Operations:
Net Investment Loss†	(0.06)		(0.07)
Net Realized and Unrealized Loss	(0.56)		(0.93)
Total from Investment Operations	(0.62)		(1.00)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.16)
Net Asset Value, End of Period	$9.31		$9.93
Total Return++	(6.24	)%#	(9.07	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$355		$420
Ratios of Expenses to Average Net Assets (1)	2.15	%+*	2.17	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(1.13	)%+*	(1.07	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.05	%*	0.03	%*
Portfolio Turnover Rate	205	%#	355%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	2.68	%*	2.59	%*
Net Investment Loss to Average Net Assets	(1.66	)%*	(1.49	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Multi-Asset Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 30, 2016 (unaudited)		Period from May 29, 2015^ to December 31, 2015
Net Asset Value, Beginning of Period	$10.17		$11.09
Income (Loss) from Investment Operations:
Net Investment Income†	0.01		0.01
Net Realized and Unrealized Loss	(0.59)		(0.77)
Total from Investment Operations	(0.58)		(0.76)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.16)
Net Asset Value, End of Period	$9.59		$10.17
Total Return++	(5.70	)%#	(6.89	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$9		$9
Ratio of Expenses to Average Net Assets (1)	1.02	%+*	1.04	%+*
Ratio of Net Investment Income to Average Net Assets (1)	0.29	%+*	0.23	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.05	%*	0.03	%*
Portfolio Turnover Rate	205	%#	355%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	19.46	%*	17.31	%*
Net Investment Loss to Average Net Assets	(18.15	)%*	(16.04	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-nine separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Multi- Asset Portfolio. The Portfolio seeks total return. The Portfolio's ("Adviser"), Morgan Stanley Investment Management Inc., seeks to achieve this objective with an emphasis on position absolute return and controlling downside portfolio risk.

The Portfolio offers five classes of shares — Class I, Class A, Class L, Class C and Class IS shares. On April, 30, 2015, the Portfolio suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options and swaps, are valued by an outside pricing service approved by the Directors or quotes from a broker or dealer; (7) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good

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Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (10) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities' fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

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Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Airlines	$—	$2,899		$—		$2,899
Automobiles	—	916		—		916
Banks	—	—		—	†	—	†
Building Products	—	1,355		—		1,355
Capital Markets	—	616		—		616
Commercial Services & Supplies	—	344		—		344
Construction & Engineering	—	2,335		—		2,335
Construction Materials	—	494		—		494
Diversified Financial Services	—	851		—		851
Hotels, Restaurants & Leisure	—	709		—		709
Information Technology Services	—	1,449		—		1,449
Media	—	1,642		—		1,642
Metals & Mining	—	1		—		1
Pharmaceuticals	9,586	—		—		9,586
Professional Services	—	1,302		—		1,302
Real Estate Investment Trusts (REITs)	13,365	—	@	—		13,365
Real Estate Management & Development	531	—		—		531
Road & Rail	—	278		—		278
Semiconductors & Semiconductor Equipment	—	—		3		3
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Trading Companies & Distributors	$—	$197	$—		$197
Transportation Infrastructure	—	1,249	—		1,249
Total Common Stocks	23,482	16,637	3	†	40,122 †
Rights	—	1	—		1
Fixed Income Securities
Corporate Bond	—	1,174	—		1,174
Sovereign	—	6,511	—		6,511
U.S. Treasury Security	—	30,691	—		30,691
Total Fixed Income Securities	—	38,376	—		38,376
Call Options Purchased	—	680	—		680
Short-Term Investments
Investment Company	143,436	—	—		143,436
Sovereign	—	3,448	—		3,448
U.S. Treasury Security	—	7,115	—		7,115
Total Short-Term Investments	143,436	10,563	—		153,999
Foreign Currency Forward Exchange Contracts	—	2,688	—		2,688
Futures Contracts	1,066	—	—		1,066
Interest Rate Swap Agreements	—	1,465	—		1,465
Total Return Swap Agreements	—	282	—		282
Total Assets	167,984	70,692	3	†	238,679 †
Liabilities:
Call Options Written	—	(154)	—		(154)
Foreign Currency Forward Exchange Contracts	—	(3,165)	—		(3,165)
Futures Contracts	(2,229)	—	—		(2,229)
Interest Rate Swap Agreements	—	(3,262)	—		(3,262)
Total Return Swap Agreements	—	(2,092)	—		(2,092)
Total Liabilities	(2,229)	(8,673)	—		(10,902)
Total	$165,755	$62,019	$3	†	$227,777 †

@  Value is less than $500.

†  Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, the Portfolio did not have any investments transfer between investment levels. At June 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)
Beginning Balance	$5
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—	†
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(2)
Realized gains (losses)	—
Ending Balance	$3	†
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2016	$(2)

†  Includes one security which is valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2016.

	Fair Value at June 30, 2016 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input
Semiconductors & Semiconductor Equipment
Common Stock	$3	Tangible Net Asset Value Method	Tangible Net Asset Value Per Share	$0.02	$0.02	$0.02	Increase
			Recoverability of Certain Assets	50.0%	50.0%	50.0%	Decrease

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Portfolio also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with which the Portfolio has open positions in the futures contract.

Swaps: The Portfolio may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Portfolio's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Portfolio or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Portfolio's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Portfolio may be either the buyer or seller in a credit default swap. Where the Portfolio is the buyer of a credit default swap contract, it would typically be entitled to receive

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Portfolio if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Portfolio's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Portfolio will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

Options: With respect to options, the Portfolio is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price typically in exchange for a premium paid by the Portfolio. The Portfolio may purchase and/or sell put and call options. Purchasing call options tends to increase the Portfolio's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Portfolio's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Portfolio bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Portfolio sells an option, it sells to another party the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price typically in exchange for a premium received by the Portfolio. The Portfolio may write call and put options on stock indexes, futures, securities or currencies it owns or in which it may invest. Writing put options tend to increase the Portfolio's exposure to the underlying instrument. Writing call options tend to decrease the Portfolio's exposure to the underlying instruments. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability. Any liability recorded is subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. When options are purchased OTC, the Portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Transactions in written options for the six months ended June 30, 2016 were as follows:

Written Options	Notional Amount (000)	Premiums Received (000)
Options outstanding at December 31, 2015	99,460	$701
Options closed	(42,690)	(117)
Options outstanding at June 30, 2016	56,770	$584

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following tables set forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2016.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Options Purchased	Investments, at Value (Options Purchased)	Currency Risk	$680	(a)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	2,688
Futures Contract	Variation Margin on Futures Contract	Equity Risk	110	(b)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	956	(b)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	282
Swap Agreement	Unrealized Appreciation on Swap Agreement	Interest Rate Risk	172
Swap Agreement	Variation Margin on Swap Agreement	Interest Rate Risk	1,293	(b)
Total			$6,181
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Options Written	Options Written, at Value	Currency Risk	$(154)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	(3,165)
Futures Contracts	Variation Margin on Futures Contracts	Commodity Risk	(56	)(b)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	(239	)(b)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(1,934	)(b)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Equity Risk	(2,092)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Interest Rate Risk	(1,618)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	(1,644	)(b)
Total			$(10,902)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(b) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

for the six months ended June 30, 2016 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Options Purchased	$24	(c)
Currency Risk	Options Written	50
Currency Risk	Foreign Currency Forward
	Exchange Contracts	(2,249)
Commodity Risk	Futures Contracts	(561)
Equity Risk	Futures Contracts	7,106
Interest Rate Risk	Futures Contracts	(4,253)
Credit Risk	Swap Agreements	(66)
Equity Risk	Swap Agreements	(1,120)
Interest Rate Risk	Swap Agreements	(2,338)
	Total	$(3,407)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Options Purchased	$(892	)(c)
Currency Risk	Options Written	378
Currency Risk	Foreign Currency Forward
	Exchange Contracts	(2,780)
Commodity Risk	Futures Contracts	(217)
Equity Risk	Futures Contracts	(731)
Interest Rate Risk	Futures Contracts	(762)
Credit Risk	Swap Agreements	84
Equity Risk	Swap Agreements	(2,495)
Interest Rate Risk	Swap Agreements	(2,392)
	Total	$(9,807)

(c) Amounts are included in Investments in the Statement of Operations.

At June 30, 2016, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(d)	Assets(e) (000)		Liabilities(e) (000)
Options Purchased	$680	(a)	$—
Options Written, at Value	—		(154)
Foreign Currency Forward Exchange Contracts	2,688		(3,165)
Swap Agreements	454		(3,710)
Total	$3,822		$(7,029)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Excludes exchange traded derivatives.

(e) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received(f) (000)	Net Amount (not less than $0) (000)
Bank of America NA	$104		$(102)	$—	$2
Bank of Montreal	8		(8)	—	0
Bank of New York Mellon	30		(6)	—	24
Barclays Bank PLC	27		(27)	—	0
BNP Paribas SA	—	@	(— @)	—	0
Citibank NA	1,168		(898)	—	270
Commonwealth Bank of Australia	10		—	—	10
Credit Suisse International	47		(47)	—	0
Goldman Sachs International	831		(371)	(460)	0
JPMorgan Chase Bank NA	1,501		(1,248)	(253)	0
State Street Bank and Trust Co.	23		—	—	23
UBS AG	73		(73)	—	0
Total	$3,822		$(2,780)	$(713)	$329

(f) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged(g) (000)	Net Amount (not less than $0) (000)
Bank of America NA	$626	$(102)	$(524)	$0
Bank of Montreal	27	(8)	—	19
Bank of New York Mellon	6	(6)	—	0
Barclays Bank PLC	933	(27)	(260)	646
BNP Paribas SA	158	(— @)	—	158
Citibank NA	2,600	(898)	(435)	1,267
Credit Suisse International	90	(47)	—	43
Goldman Sachs International	762	(371)	—	391
JPMorgan Chase Bank NA	1,659	(1,248)	—	411
UBS AG	168	(73)	—	95
Total	$7,029	$(2,780)	$(1,219)	$3,030

@ Value is less than $500.

(g) In some instances, the actual collateral pledged may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2016, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$333,253,000
Futures Contracts:
Average monthly original value	$468,821,000
Swap Agreements:
Average monthly notional amount	$233,421,000
Options Purchased:
Average monthly notional amount	56,770,000
Options Written:
Average monthly notional amount	56,770,000

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Portfolio owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.85%	0.80%	0.75%

For the six months ended June 30, 2016, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.70% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.10% for Class I shares, 1.45% for Class A shares, 1.95% for Class L shares, 2.20% for Class C shares and 1.07% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

six months ended June 30, 2016, approximately $138,000 of advisory fees were waived and approximately $54,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A , Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $227,279,000 and $293,443,000, respectively. For the six months ended June 30, 2016, purchases and sales of long-term U.S. Government securities were approximately $49,500,000 and $139,176,000, respectively.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2016, advisory fees paid were reduced by approximately $76,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2016 is as follows:

Value December 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2016 (000)
$40,037	$515,074	$411,675	$262	$143,436

The Portfolio is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2016, the Portfolio did not engage in any cross-trade transactions.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned or repatriated. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 Distributions Paid From:		2014 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$8,076	$—	$9,800	$217

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, and swap income reclass, resulted in the following reclassifications among the components of net assets at December 31, 2015:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$2,940	$(2,940)	$—

At December 31, 2015, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$3,531	$—

At December 31, 2015, the Portfolio had available for Federal income tax purposes unused short-term capital losses of approximately $72,620,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended June 30, 2016, the Fund did not have any borrowings under the facility.

J. Other: At June 30, 2016, the Portfolio had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 67.4%.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2015, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the three-year period and the period since the end of June 2012, the month of the Portfolio's inception, but lower than its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Broadridge. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc., which describes in detail the Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2016 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIMASAN
1559372 EXP. 08.31.17

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Frontier Emerging Markets Portfolio

Semi-Annual Report

June 30, 2016

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	16
Investment Advisory Agreement Approval	23
Privacy Notice	25
Director and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Portfolio, including performance, characteristics, and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Frontier Emerging Markets Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2016

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Expense Example (unaudited)

Frontier Emerging Markets Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemptions fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Actual Ending Account Value 6/30/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Frontier Emerging Markets Portfolio Class I	$1,000.00	$994.70	$1,016.46	$8.38	$8.47	1.69%
Frontier Emerging Markets Portfolio Class A	1,000.00	992.90	1,014.87	9.96	10.07	2.01
Frontier Emerging Markets Portfolio Class L	1,000.00	989.30	1,011.44	13.35	13.50	2.70
Frontier Emerging Markets Portfolio Class C	1,000.00	989.20	1,010.74	14.05	14.20	2.84
Frontier Emerging Markets Portfolio Class IS	1,000.00	994.70	1,016.71	8.13	8.22	1.64

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments

Frontier Emerging Markets Portfolio

	Shares	Value (000)
Common Stocks (96.3%)
Argentina (14.2%)
Banco Macro SA ADR	371,073	$27,541
BBVA Banco Frances SA ADR	1,019,382	21,030
Grupo Financiero Galicia SA ADR	496,670	15,168
Telecom Argentina SA ADR	584,159	10,708
YPF SA ADR	793,776	15,240
		89,687
Bangladesh (5.9%)
Beximco Pharmaceuticals Ltd.	10,694,408	11,406
GrameenPhone Ltd.	1,600,609	5,202
Olympic Industries Ltd.	4,714,250	20,760
		37,368
Brazil (3.4%)
Adecoagro SA (a)	1,000,983	10,981
MercadoLibre, Inc.	76,832	10,808
		21,789
Costa Rica (1.6%)
Pricesmart, Inc.	109,088	10,207
Egypt (5.7%)
Commercial International Bank Egypt SAE	4,180,978	18,598
Edita Food Industries SAE	5,661,892	9,568
Integrated Diagnostics Holdings PLC (b)	2,023,326	8,043
		36,209
Kenya (5.7%)
East African Breweries Ltd.	5,005,201	13,740
Safaricom Ltd.	129,745,819	22,482
		36,222
Kuwait (11.5%)
Burgan Bank SAK	6,048,955	6,518
Kuwait Projects Co., Holding KSC	8,062,022	13,370
Mezzan Holding Co. KSCC	2,863,728	10,266
National Bank of Kuwait	21,824,469	42,701
		72,855
Morocco (2.6%)
Attijariwafa Bank	467,310	16,432
Nigeria (4.2%)
Lafarge Africa PLC	23,891,753	6,014
Nigerian Breweries PLC	28,062,330	13,343
Zenith Bank PLC	126,569,996	7,111
		26,468
Pakistan (18.8%)
Habib Bank Ltd.	11,378,800	21,469
Honda Atlas Cars Pakistan Ltd.	185,700	637
K-Electric Ltd. (a)	142,865,900	10,989
Lucky Cement Ltd.	4,374,662	27,019
Maple Leaf Cement Factory Ltd.	16,954,865	17,041
Oil & Gas Development Co., Ltd.	10,575,300	14,046
Pak Elektron Ltd.	15,338,400	9,493
United Bank Ltd.	10,955,078	18,576
		119,270
	Shares	Value (000)
Panama (1.4%)
Copa Holdings SA, Class A	163,775	$8,559
Romania (6.5%)
Banca Transilvania SA	50,269,722	25,856
BRD-Groupe Societe Generale SA	6,466,879	15,615
		41,471
Sri Lanka (1.8%)
Commercial Bank of Ceylon PLC	13,607,223	11,352
Tanzania, United Republic Of (1.9%)
National Microfinance Bank PLC	6,212,221	4,539
Tanzania Breweries Ltd.	1,190,574	7,453
		11,992
United Arab Emirates (3.0%)
Air Arabia PJSC	1,583,232	566
Aramex PJSC	4,436,304	3,919
NMC Health PLC	849,636	14,679
		19,164
United States (0.2%)
Globant SA (a)	33,779	1,329
Vietnam (7.9%)
Bank for Foreign Trade of Vietnam JSC (a)	8,406,640	17,852
Masan Group Corp. (a)	3,276,910	9,779
Vietnam Dairy Products JSC	3,490,984	22,157
		49,788
Total Common Stocks (Cost $579,410)		610,162
Participation Notes (1.9%)
Saudi Arabia (1.7%)
Bupa Arabia for Cooperative Insurance Co., Equity Linked Notes, expires 4/5/18 (a)	280,854	10,528
United Arab Emirates (0.2%)
Aramex PJSC, Equity Linked Notes, expires 3/14/19 (a)	1,131,685	1,000
Vietnam (0.0%)
Vietnam Dairy Products JSC, Equity Linked Notes, expires 10/23/17 (a)	29,959	190
Total Participation Notes (Cost $11,715)		11,718
Short-Term Investment (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $11,944)	11,943,812	11,944
Total Investments (100.1%) (Cost $603,069) (c)(d)		633,824
Liabilities in Excess of Other Assets (–0.1%)		(541)
Net Assets (100.0%)		$633,283

(a)  Non-income producing security.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Frontier Emerging Markets Portfolio

(c)  The approximate fair value and percentage of net assets, $466,599,000 and 73.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(d)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $93,630,000 and the aggregate gross unrealized depreciation is approximately $62,875,000 resulting in net unrealized appreciation of approximately $30,755,000.

ADR  American Depositary Receipt.

PJSC  Public Joint Stock Company.

Portfolio Composition

Classification	Percentage of Total Investments
Banks	42.7%
Other*	30.8
Food Products	13.2
Construction Materials	7.9
Beverages	5.4
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Frontier Emerging Markets Portfolio

Statement of Assets and Liabilities	June 30, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $591,125)	$621,880
Investment in Security of Affiliated Issuer, at Value (Cost $11,944)	11,944
Total Investments in Securities, at Value (Cost $603,069)	633,824
Foreign Currency, at Value (Cost $9,978)	8,479
Receivable for Investments Sold	2,395
Dividends Receivable	851
Receivable for Portfolio Shares Sold	688
Tax Reclaim Receivable	3
Receivable from Affiliate	1
Other Assets	94
Total Assets	646,335
Liabilities:
Deferred Capital Gain Country Tax	5,993
Payable for Investments Purchased	3,241
Payable for Advisory Fees	1,979
Payable for Portfolio Shares Redeemed	1,182
Payable for Custodian Fees	386
Payable for Professional Fees	147
Payable for Administration Fees	42
Payable for Sub Transfer Agency Fees — Class I	17
Payable for Sub Transfer Agency Fees — Class A	3
Payable for Sub Transfer Agency Fees — Class L	2
Payable for Shareholder Services Fees — Class A	18
Payable for Distribution and Shareholder Services Fees — Class L	2
Payable for Distribution and Shareholder Services Fees — Class C	1
Payable for Transfer Agency Fees — Class I	8
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	3
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Other Liabilities	27
Total Liabilities	13,052
Net Assets	$633,283
Net Assets Consist Of:
Paid-in-Capital	$737,286
Undistributed Net Investment Income	9,438
Accumulated Net Realized Loss	(137,458)
Unrealized Appreciation (Depreciation) on:
Investments (Net of $5,232 of Deferred Capital Gain Country Tax)	25,523
Foreign Currency Translations	(1,506)
Net Assets	$633,283

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Frontier Emerging Markets Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2016 (000)
CLASS I:
Net Assets	$524,004
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	31,032,620
Net Asset Value, Offering and Redemption Price Per Share	$16.89
CLASS A:
Net Assets	$93,788
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,588,970
Net Asset Value, Redemption Price Per Share	$16.78
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.93
Maximum Offering Price Per Share	$17.71
CLASS L:
Net Assets	$3,836
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	230,853
Net Asset Value, Offering and Redemption Price Per Share	$16.62
CLASS C:
Net Assets	$1,637
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	99,168
Net Asset Value, Offering and Redemption Price Per Share	$16.51
CLASS IS:
Net Assets	$10,018
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	593,382
Net Asset Value, Offering and Redemption Price Per Share	$16.88

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Frontier Emerging Markets Portfolio

Statement of Operations	Six Months Ended June 30, 2016 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $1,613 of Foreign Taxes Withheld)	$14,936
Dividends from Security of Affiliated Issuer (Note G)	18
Total Investment Income	14,954
Expenses:
Advisory Fees (Note B)	3,878
Custodian Fees (Note F)	762
Administration Fees (Note C)	248
Sub Transfer Agency Fees — Class I	147
Sub Transfer Agency Fees — Class A	54
Sub Transfer Agency Fees — Class L	2
Sub Transfer Agency Fees — Class C	1
Shareholder Services Fees — Class A (Note D)	103
Distribution and Shareholder Services Fees — Class L (Note D)	15
Distribution and Shareholder Services Fees — Class C (Note D)	8
Professional Fees	71
Registration Fees	51
Transfer Agency Fees — Class I (Note E)	13
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	7
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Shareholder Reporting Fees	23
Directors' Fees and Expenses	8
Pricing Fees	3
Other Expenses	12
Total Expenses	5,410
Rebate from Morgan Stanley Affiliate (Note G)	(4)
Reimbursement of Class Specific Expenses — Class L (Note B)	(2)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(— @)
Net Expenses	5,404
Net Investment Income	9,550
Realized Loss:
Investments Sold (Net of $344 of Capital Gain Country Tax)	(44,353)
Foreign Currency Transactions	(679)
Net Realized Loss	(45,032)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $2,955)	34,526
Foreign Currency Translations	(1,502)
Net Change in Unrealized Appreciation (Depreciation)	33,024
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(12,008)
Net Decrease in Net Assets Resulting from Operations	$(2,458)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Frontier Emerging Markets Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$9,550	$6,447
Net Realized Loss	(45,032)	(49,804)
Net Change in Unrealized Appreciation (Depreciation)	33,024	(31,051)
Net Decrease in Net Assets Resulting from Operations	(2,458)	(74,408)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(4,515)
Paid-in-Capital	—	(211)
Class A:
Net Investment Income	—	(376)
Paid-in-Capital	—	(18)
Class C:
Net Investment Income	—	(7)
Paid-in-Capital	—	(— @)
Class IS:
Net Investment Income	—	(69)
Paid-in-Capital	—	(3)
Total Distributions	—	(5,199)
Capital Share Transactions:(1)
Class I:
Subscribed	122,663	378,909
Distributions Reinvested	—	3,040
Redeemed	(128,884)	(332,045)
Class A:
Subscribed	23,276	59,471
Distributions Reinvested	—	394
Redeemed	(11,304)	(45,079)
Class L:
Subscribed	—	1,339
Redeemed	(592)	(4,069)
Class C:
Subscribed	360	1,531 *
Distributions Reinvested	—	7 *
Redeemed	(114)	(34)*
Class IS:
Subscribed	2,364	43,080 **
Distributions Reinvested	—	72 **
Redeemed	(68)	(31,422)**
Net Increase in Net Assets Resulting from Capital Share Transactions	7,701	75,194
Redemption Fees	11	65
Total Increase (Decrease) in Net Assets	5,254	(4,348)
Net Assets:
Beginning of Period	628,029	632,377
End of Period (Including Undistributed Net Investment Income and Distributions in Excess of Net Investment Income of $9,438 and $(112), respectively)	$633,283	$628,029

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Frontier Emerging Markets Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	7,478	20,657
Shares Issued on Distributions Reinvested	—	181
Shares Redeemed	(7,779)	(18,098)
Net Increase (Decrease) in Class I Shares Outstanding	(301)	2,740
Class A:
Shares Subscribed	1,391	3,267
Shares Issued on Distributions Reinvested	—	24
Shares Redeemed	(683)	(2,442)
Net Increase in Class A Shares Outstanding	708	849
Class L:
Shares Subscribed	—	70
Shares Redeemed	(37)	(225)
Net Decrease in Class L Shares Outstanding	(37)	(155)
Class C:
Shares Subscribed	23	86	*
Shares Issued on Distributions Reinvested	—	—	@@*
Shares Redeemed	(8)	(2	)*
Net Increase in Class C Shares Outstanding	15	84
Class IS:
Shares Subscribed	141	2,259	**
Shares Issued on Distributions Reinvested	1	4	**
Shares Redeemed	(4)	(1,807	)**
Net Increase in Class IS Shares Outstanding	138	456

*  For the period April 30, 2015 through December 31, 2015.

**  For the period February 27, 2015 through December 31, 2015.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Frontier Emerging Markets Portfolio

	Class I
	Six Months Ended		Year Ended December 31,			Period from November 1, 2012 to		Year Ended October 31,
	June 30, 2016					December 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013	2012		2012@	2011
Net Asset Value, Beginning of Period	$16.98		$19.15	$18.86	$14.24	$14.00		$12.75	$15.26
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.26		0.19	0.25	0.09	(0.03)		0.19	0.34
Net Realized and Unrealized Gain (Loss)	(0.35)		(2.21)	0.23	4.60	0.56		1.26	(2.65)
Total from Investment Operations	(0.09)		(2.02)	0.48	4.69	0.53		1.45	(2.31)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.14)	(0.18)	(0.07)	(0.30)		(0.22)	(0.20)
Paid-in-Capital	—		(0.01)	(0.01)	—	—		—	—
Total Distributions	—		(0.15)	(0.19)	(0.07)	(0.30)		(0.22)	(0.20)
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.00 ‡	0.01		0.02	—
Net Asset Value, End of Period	$16.89		$16.98	$19.15	$18.86	$14.24		$14.00	$12.75
Total Return++	(0.53	)%#	(10.58)%	2.66%	32.95%	3.94	%#	12.03%	(15.35)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$524,004		$531,927	$547,535	$239,378	$51,415		$58,729	$84,962
Ratio of Expenses to Average Net Assets (1)	1.69	%+*	1.72%+	1.69%+	1.77%+	1.85	%+*	2.38%+	2.03%+
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	1.71%+	N/A	N/A		2.38%+	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	3.13	%+*	1.02%+	1.23%+	0.54%+	(1.23	)%+*	1.47%+	2.32%+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.01%	0.01%	0.00	%§*	0.01%	0.00%§
Portfolio Turnover Rate	17	%#	37%	52%	34%	13	%#	59%	60%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A	1.72%	1.89%	3.31	%*	2.47%	N/A
Net Investment Income (Loss) to Average Net Assets	N/A		N/A	1.20%	0.42%	(2.69	)%*	1.38%	N/A

@  On September 17, 2012, all assets of Morgan Stanley Frontier Emerging Markets Fund, Inc. (the "Predecessor Fund") were reorganized into Class I shares of Morgan Stanley Institutional Fund, Inc. Frontier Emerging Markets Portfolio (the "Portfolio"). Per share data and ratios shown for Class I shares reflects the historical per share data and performance of the Predecessor Fund for periods prior to September 17, 2012.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Frontier Emerging Markets Portfolio

	Class A
	Six Months Ended June 30, 2016		Year Ended December 31,				Period from November 1, 2012 to December 31,		Period from September 14, 2012^ to October 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013		2012		2011
Net Asset Value, Beginning of Period	$16.90		$19.06	$18.78	$14.20		$13.97		$13.76
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.23		0.11	0.18	(0.15)		(0.03)		(0.02)
Net Realized and Unrealized Gain (Loss)	(0.35)		(2.18)	0.24	4.79		0.56		0.23
Total from Investment Operations	(0.12)		(2.07)	0.42	4.64		0.53		0.21
Distributions from and/or in Excess of:
Net Investment Income	—		(0.08)	(0.13)	(0.06)		(0.30)		—
Paid-in-Capital	—		(0.01)	(0.01)	—		—		—
Total Distributions	—		(0.09)	(0.14)	(0.06)		(0.30)		—
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.00	‡	—		—
Net Asset Value, End of Period	$16.78		$16.90	$19.06	$18.78		$14.20		$13.97
Total Return++	(0.71	)%#	(10.90)%	2.39%	32.53%		3.77	%#	1.67	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$93,788		$82,480	$76,839	$23,762		$10		$10
Ratio of Expenses to Average Net Assets (1)	2.01	%+*	2.07%+	2.02%+	1.95	%+^^	2.10	%+*	2.10	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	2.04%+	N/A		N/A		2.09	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.80	%+*	0.60%+	0.90%+	(0.81	)%+	(1.48	)%+*	(0.88	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.01%	0.01%		0.00	%§*	0.01	%*
Portfolio Turnover Rate	17	%#	37%	52%	34%		13	%#	59	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A		N/A	2.05%	N/A		3.56	%*	2.92	%*
Net Investment Income (Loss) to Average Net Assets	N/A		N/A	0.87%	N/A		(2.94	)%*	(1.70	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.20% for Class A shares. Prior to September 16, 2013, the maximum ratio was 2.10% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.
The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Frontier Emerging Markets Portfolio

	Class L
	Six Months Ended June 30, 2016		Year Ended December 31,				Period from November 1, 2012 to December 31,		Period from September 14, 2012^ to October 31,
Selected Per Share Data and Ratios	(unaudited)		2015	2014	2013		2012		2011
Net Asset Value, Beginning of Period	$16.79		$18.96	$18.71	$14.19		$13.96		$13.76
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.16		0.05	0.06	(0.16)		(0.05)		(0.02)
Net Realized and Unrealized Gain (Loss)	(0.33)		(2.22)	0.25	4.69		0.57		0.22
Total from Investment Operations	(0.17)		(2.17)	0.31	4.53		0.52		0.20
Distributions from and/or in Excess of:
Net Investment Income	—		—	(0.05)	(0.01)		(0.29)		—
Paid-in-Capital	—		—	(0.01)	—		—		—
Total Distributions	—		—	(0.06)	(0.01)		(0.29)		—
Redemption Fees	0.00	‡	0.00 ‡	0.00 ‡	0.00	‡	—		—
Net Asset Value, End of Period	$16.62		$16.79	$18.96	$18.71		$14.19		$13.96
Total Return++	(1.07	)%#	(11.49)%	1.77%	31.81%		3.71	%#	1.60	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,836		$4,490	$8,003	$3,212		$10		$10
Ratio of Expenses to Average Net Assets (1)	2.70	%+*	2.70%+	2.65%+	2.53	%+^^	2.60	%+*	2.60	%+*
Ratio of Expenses to Average Net Assets Excluding Non Operating Expenses	N/A		N/A	2.67%+	N/A		N/A		2.59	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.02	%+*	0.26%+	0.27%+	(0.92	)%+	(1.98	)%+*	(1.37	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.01%	0.00	%§	0.00	%§*	0.01	%*
Portfolio Turnover Rate	17	%#	37%	52%	34%		13	%#	59	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.82	%*	2.73%	2.68%	N/A		4.08	%*	3.49	%*
Net Investment Income (Loss) to Average Net Assets	1.90	%*	0.23%	0.24%	N/A		(3.46	)%*	(2.26	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 16, 2013, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.70% for Class L shares. Prior to September 16, 2013, the maximum ratio was 2.60% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Frontier Emerging Markets Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2016 (unaudited)		Period from April 30, 2015^ to December 31, 2015
Net Asset Value, Beginning of Period	$16.69		$19.53
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.17		(0.16)
Net Realized and Unrealized Loss	(0.35)		(2.60)
Total from Investment Operations	(0.18)		(2.76)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.07)
Paid-in-Capital	—		(0.01)
Total Distributions	—		(0.08)
Redemption Fees	0.00	‡	0.00	‡
Net Asset Value, End of Period	$16.51		$16.69
Total Return++	(1.08	)%#	(14.10	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,637		$1,400
Ratio of Expenses to Average Net Assets (1)	2.84	%+*	2.95	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.13	%+*	(1.38	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§*
Portfolio Turnover Rate	17	%#	37%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	N/A		3.17	%*
Net Investment Loss to Average Net Assets	N/A		(1.60	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Frontier Emerging Markets Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 30, 2016 (unaudited)		Period from February 27, 2015^ to December 31, 2015
Net Asset Value, Beginning of Period	$16.97		$19.28
Income (Loss) from Investment Operations:
Net Investment Income†	0.28		0.26
Net Realized and Unrealized Loss	(0.37)		(2.41)
Total from Investment Operations	(0.09)		(2.15)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.15)
Paid-in-Capital	—		(0.01)
Total Distributions	—		(0.16)
Redemption Fees	0.00	‡	0.00	‡
Net Asset Value, End of Period	$16.88		$16.97
Total Return++	(0.53	)%#	(11.14	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10,018		$7,732
Ratio of Expenses to Average Net Assets (1)	1.64	%+*	1.68	%+*
Ratio of Net Investment Income to Average Net Assets (1)	3.37	%+*	1.67	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§*
Portfolio Turnover Rate	17	%#	37%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation
Expenses to Average Net Assets	1.64	%*	1.68	%*
Net Investment Income to Average Net Assets	3.37	%*	1.67	%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-nine separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Frontier Emerging Markets Portfolio. The Portfolio seeks long-term capital appreciation.

The Portfolio offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Portfolio suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers.

An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards

CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$3,919	$—	$3,919
Airlines	8,559	566	—	9,125
Automobiles	—	637	—	637
Banks	68,278	202,080	—	270,358
Beverages	7,453	27,083	—	34,536
Construction Materials	—	50,074	—	50,074
Diversified Financial Services	—	13,370	—	13,370
Diversified Telecommunication Services	10,708	—	—	10,708
Electric Utilities	—	10,989	—	10,989
Electrical Equipment	—	9,493	—	9,493
Food & Staples Retailing	10,207	—	—	10,207
Food Products	10,981	72,530	—	83,511
Health Care Providers & Services	—	22,722	—	22,722
Internet Software & Services	10,808	—	—	10,808
Oil, Gas & Consumable Fuels	15,240	14,046	—	29,286
Pharmaceuticals	—	11,406	—	11,406
Software	1,329	—	—	1,329
Wireless Telecommunication Services	—	27,684	—	27,684
Total Common Stocks	143,563	466,599	—	610,162
Participation Notes	—	11,718	—	11,718
Short-Term Investment
Investment Company	11,944	—	—	11,944
Total Assets	$155,507	$478,317	$—	$633,824

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, the Portfolio did not have any investments transfer between investment levels. At June 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

A significant portion of the Portfolio's net assets consist of securities of issuers located in emerging markets, which are denominated in foreign currencies. Such securities may be concentrated in a limited number of countries and regions and may vary throughout the year. Changes in currency exchange rates will affect the value of and investment income from foreign currency denominated securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the U.S. In addition, emerging market issuers may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Structured Investments: The Portfolio invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the

Portfolio is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular time, may be unable to find qualified buyers for these securities.

5.  Redemption Fees: The Portfolio will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares, Class C shares and Class IS shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 1.25% of the daily net assets of the Portfolio.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.85% for Class I shares, 2.20% for Class A shares, 2.70% for Class L shares, 2.95% for Class C shares and 1.80% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2016, approximately $2,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $117,420,000 and $105,743,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2016.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2016, advisory fees paid were reduced by approximately $4,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2016 is as follows:

Value December 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2016 (000)
$16,114	$83,532	$87,702	$18	$11,944

The Portfolio is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2016, the Portfolio did not engage in any cross-trade transactions.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax periods from the tax period ended October 31, 2012 through the tax period ended December 31, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 Distributions Paid From:			2014 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Paid-in- Capital (000)	Ordinary Income (000)	Long-Term Capital Gain (000)	Paid-in- Capital (000)
$4,967	$—	$232	$5,473	$—	$250

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and foreign taxes paid on capital gains, resulted in the following reclassifications among the components of net assets at December 31, 2015:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$(1,285)	$1,285	$—

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

At December 31, 2015, the Portfolio had no distributable earnings on a tax basis.

At December 31, 2015, the Portfolio had available for Federal income tax purposes unused short term capital losses of approximately $42,023,000 and long-term capital losses of approximately $20,978,000 that do not have an expiration date.

In addition, at December 31, 2015, the portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration dates:

Amount (000)	Expiration
$20,010	December 31, 2017
4,191	December 31, 2018

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2015, the Portfolio deferred to January 1, 2016 for U.S. Federal income tax purposes the following losses:

Post-October Currency and Specified Ordinary Losses (000)	Post-October Capital Losses (000)
$104	$—

I. Credit Facility: As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended June 30, 2016, the Fund did not have any borrowings under the facility.

J. Other: At June 30, 2016, the Portfolio had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 55.6%.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2015, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Broadridge. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Portfolio's contractual management fee and total expense ratio were higher than but close to its peer group averages, while its actual management fee was higher than its peer group average. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; (ii) management fee was acceptable; and (iii) total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc., which describes in detail the Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

28

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2016 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIFEMSAN
1559359 EXP. 08.31.17

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Quality Portfolio

Semi-Annual Report

June 30, 2016

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	15
Investment Advisory Agreement Approval	21
Privacy Notice	23
Director and Officer Information	26

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Portfolio, including performance, characteristics, and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Quality Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2016

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Expense Example (unaudited)

Global Quality Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Actual Ending Account Value 6/30/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Quality Portfolio Class I	$1,000.00	$1,046.40	$1,019.99	$4.99	$4.92	0.98%
Global Quality Portfolio Class A	1,000.00	1,044.70	1,018.35	6.66	6.57	1.31
Global Quality Portfolio Class L	1,000.00	1,041.30	1,015.91	9.14	9.02	1.80
Global Quality Portfolio Class C	1,000.00	1,040.70	1,014.42	10.66	10.52	2.10
Global Quality Portfolio Class IS	1,000.00	1,046.40	1,020.14	4.83	4.77	0.95

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments

Global Quality Portfolio

	Shares	Value (000)
Common Stocks (97.4%)
France (7.4%)
L'Oreal SA	3,657	$700
Pernod Ricard SA	1,855	207
Sanofi	1,576	132
		1,039
Germany (3.6%)
Bayer AG (Registered)	2,446	246
SAP SE	3,483	260
		506
Japan (1.9%)
Japan Tobacco, Inc.	6,700	268
Netherlands (1.8%)
Priceline Group, Inc. (The) (a)	107	134
RELX N.V.	6,869	120
		254
Switzerland (10.0%)
Nestle SA (Registered)	5,124	396
Novartis AG (Registered)	7,477	615
Roche Holding AG (Genusschein)	1,508	398
		1,409
United Kingdom (22.3%)
ARM Holdings PLC	13,169	199
British American Tobacco PLC	9,449	615
Experian PLC	4,417	84
GlaxoSmithKline PLC	15,489	333
Prudential PLC	15,601	266
Reckitt Benckiser Group PLC	8,718	877
RELX PLC	9,982	184
Unilever PLC	12,194	585
		3,143
United States (50.4%)
Accenture PLC, Class A	4,823	546
Alphabet, Inc., Class A (a)	866	609
Altria Group, Inc.	7,123	491
Automatic Data Processing, Inc.	3,743	344
Coca-Cola Co.	2,296	104
Danaher Corp.	2,699	273
International Flavors & Fragrances, Inc.	1,013	128
Intuit, Inc.	771	86
Johnson & Johnson	4,071	494
Microsoft Corp.	14,403	737
Mondelez International, Inc., Class A	1,583	72
Moody's Corp.	730	68
Nielsen Holdings PLC	7,382	384
NIKE, Inc., Class B	7,262	401
Philip Morris International, Inc.	1,909	194
Reynolds American, Inc.	11,398	615
Time Warner, Inc.	2,688	198
Twenty-First Century Fox, Inc., Class A	7,739	209
Twenty-First Century Fox, Inc., Class B	11,578	316
	Shares	Value (000)
Visa, Inc., Class A	5,870	$435
Walt Disney Co. (The)	4,103	401
		7,105
Total Common Stocks (Cost $12,463)		13,724
Short-Term Investment (1.5%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $212)	212,145	212
Total Investments (98.9%) (Cost $12,675) (b)(c)		13,936
Other Assets in Excess of Liabilities (1.1%)		156
Net Assets (100.0%)		$14,092

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $6,485,000 and 46.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(c)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,512,000 and the aggregate gross unrealized depreciation is approximately $251,000 resulting in net unrealized appreciation of approximately $1,261,000.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	25.4%
Pharmaceuticals	15.9
Tobacco	15.7
Media	10.2
Information Technology Services	9.5
Personal Products	9.2
Software	7.8
Household Products	6.3
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Global Quality Portfolio

Statement of Assets and Liabilities	June 30, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $12,463)	$13,724
Investment in Security of Affiliated Issuer, at Value (Cost $212)	212
Total Investments in Securities, at Value (Cost $12,675)	13,936
Receivable for Investments Sold	755
Tax Reclaim Receivable	48
Dividends Receivable	26
Due from Adviser	12
Receivable from Affiliate	—	@
Other Assets	70
Total Assets	14,847
Liabilities:
Payable for Portfolio Shares Redeemed	689
Payable for Professional Fees	27
Payable for Custodian Fees	19
Payable for Investments Purchased	10
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class L	2
Payable for Distribution and Shareholder Services Fees — Class C	1
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Administration Fees	1
Payable for Sub Transfer Agency Fees — Class I	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Other Liabilities	6
Total Liabilities	755
Net Assets	$14,092
Net Assets Consist Of:
Paid-in-Capital	$12,517
Accumulated Undistributed Net Investment Income	129
Accumulated Net Realized Gain	189
Unrealized Appreciation (Depreciation) on:
Investments	1,261
Foreign Currency Translations	(4)
Net Assets	$14,092

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Global Quality Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2016 (000)
CLASS I:
Net Assets	$8,408
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	703,752
Net Asset Value, Offering and Redemption Price Per Share	$11.95
CLASS A:
Net Assets	$2,334
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	196,043
Net Asset Value, Redemption Price Per Share	$11.91
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.66
Maximum Offering Price Per Share	$12.57
CLASS L:
Net Assets	$2,490
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	210,372
Net Asset Value, Offering and Redemption Price Per Share	$11.84
CLASS C:
Net Assets	$848
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	72,128
Net Asset Value, Offering and Redemption Price Per Share	$11.75
CLASS IS:
Net Assets	$12
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	973
Net Asset Value, Offering and Redemption Price Per Share	$11.95

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Global Quality Portfolio

Statement of Operations	Six Months Ended June 30, 2016 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $13 of Foreign Taxes Withheld)	$210
Dividends from Security of Affiliated Issuer (Note G)	—	@
Total Investment Income	210
Expenses:
Advisory Fees (Note B)	57
Professional Fees	43
Registration Fees	25
Custodian Fees (Note F)	18
Shareholder Services Fees — Class A (Note D)	3
Distribution and Shareholder Services Fees — Class L (Note D)	10
Distribution and Shareholder Services Fees — Class C (Note D)	4
Administration Fees (Note C)	6
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Shareholder Reporting Fees	4
Pricing Fees	3
Sub Transfer Agency Fees — Class I	—	@
Sub Transfer Agency Fees — Class A	—	@
Sub Transfer Agency Fees — Class L	—	@
Sub Transfer Agency Fees — Class C	—	@
Directors' Fees and Expenses	1
Other Expenses	6
Total Expenses	185
Waiver of Advisory Fees (Note B)	(57)
Expenses Reimbursed by Adviser (Note B)	(38)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	88
Net Investment Income	122
Realized Gain (Loss):
Investments Sold	137
Foreign Currency Transactions	(2)
Net Realized Gain	135
Change in Unrealized Appreciation (Depreciation):
Investments	332
Foreign Currency Translations	—	@
Net Change in Unrealized Appreciation (Depreciation)	332
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	467
Net Increase in Net Assets Resulting from Operations	$589

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Global Quality Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$122	$215
Net Realized Gain	135	614
Net Change in Unrealized Appreciation (Depreciation)	332	250
Net Increase in Net Assets Resulting from Operations	589	1,079
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(172)
Net Realized Gain	—	(324)
Class A:
Net Investment Income	—	(39)
Net Realized Gain	—	(95)
Class L:
Net Investment Income	—	(19)
Net Realized Gain	—	(84)
Class C:
Net Investment Income	—	(6)
Net Realized Gain	—	(19)
Class IS:
Net Investment Income	—	(— @)
Net Realized Gain	—	(— @)
Total Distributions	—	(758)
Capital Share Transactions:(1)
Class I:
Subscribed	938	6,500
Distributions Reinvested	—	392
Redeemed	(1,438)	(13,182)
Class A:
Subscribed	50	715
Distributions Reinvested	—	129
Redeemed	(1,046)	(2,004)
Class L:
Subscribed	13	281
Distributions Reinvested	—	99
Redeemed	(464)	(281)
Class C:
Subscribed	166	661 *
Distributions Reinvested	—	25 *
Redeemed	—	(16)*
Net Decrease in Net Assets Resulting from Capital Share Transactions	(1,781)	(6,681)
Total Decrease in Net Assets	(1,192)	(6,360)
Net Assets:
Beginning of Period	15,284	21,644
End of Period (Including Accumulated Undistributed Net Investment Income of $129 and $7)	$14,092	$15,284

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Global Quality Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2016 (unaudited) (000)	Year Ended December 31, 2015 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	82	551
Shares Issued on Distributions Reinvested	—	34
Shares Redeemed	(125)	(1,124)
Net Decrease in Class I Shares Outstanding	(43)	(539)
Class A:
Shares Subscribed	4	61
Shares Issued on Distributions Reinvested	—	11
Shares Redeemed	(93)	(170)
Net Decrease in Class A Shares Outstanding	(89)	(98)
Class L:
Shares Subscribed	1	25
Shares Issued on Distributions Reinvested	—	8
Shares Redeemed	(41)	(24)
Net Increase (Decrease) in Class L Shares Outstanding	(40)	9
Class C:
Shares Subscribed	15	56 *
Shares Issued on Distributions Reinvested	—	2 *
Shares Redeemed	—	(1)*
Net Increase in Class C Shares Outstanding	15	57

*  For the period April 30, 2015 through December 31, 2015.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Quality Portfolio

	Class I
	Six Months Ended June 30, 2016		Year Ended December 31,				Period from August 30, 2013^ to
Selected Per Share Data and Ratios	(unaudited)		2015		2014		December 31, 2013
Net Asset Value, Beginning of Period	$11.43		$11.34		$11.28		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.11		0.15		0.17		(0.00	)‡
Net Realized and Unrealized Gain	0.41		0.46		0.13		1.28
Total from Investment Operations	0.52		0.61		0.30		1.28
Distributions from and/or in Excess of:
Net Investment Income	—		(0.18)		(0.13)		—
Net Realized Gain	—		(0.34)		(0.11)		—
Total Distributions	—		(0.52)		(0.24)		—
Net Asset Value, End of Period	$11.95		$11.43		$11.34		$11.28
Total Return++	4.64	%#	5.27%		2.66%		12.80	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$8,408		$8,531		$14,579		$7,440
Ratio of Expenses to Average Net Assets (1)	0.98	%+*	0.97	%+	1.11	%+^^	1.19	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.96	%+*	1.26	%+	1.49	%+	(0.12	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§	0.00	%§	0.01	%*
Portfolio Turnover Rate	19	%#	61%		31%		8	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.31	%*	2.21	%*	2.34%		4.86	%*
Net Investment Income (Loss) to Average Net Assets	0.63	%*	0.02	%*	0.26%		(3.79	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective October 1, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to October 1, 2014, the maximum ratio was 1.20% for Class I shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Quality Portfolio

	Class A
	Six Months Ended June 30, 2016		Year Ended December 31,			Period from August 30, 2013^ to
Selected Per Share Data and Ratios	(unaudited)		2015	2014		December 31, 2013
Net Asset Value, Beginning of Period	$11.40		$11.32	$11.27		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.09		0.11	0.12		(0.02)
Net Realized and Unrealized Gain	0.42		0.45	0.14		1.29
Total from Investment Operations	0.51		0.56	0.26		1.27
Distributions from and/or in Excess of:
Net Investment Income	—		(0.14)	(0.10)		—
Net Realized Gain	—		(0.34)	(0.11)		—
Total Distributions	—		(0.48)	(0.21)		—
Net Asset Value, End of Period	$11.91		$11.40	$11.32		$11.27
Total Return++	4.47	%#	4.91%	2.34%		12.70	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,334		$3,246	$4,331		$1,612
Ratio of Expenses to Average Net Assets (1)	1.31	%+*	1.30%+	1.40	%+^^	1.54	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.54	%+*	0.98%+	1.03	%+	(0.45	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00	%§	0.01	%*
Portfolio Turnover Rate	19	%#	61%	31%		8	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.65	%*	2.52%	2.62%		5.00	%*
Net Investment Income (Loss) to Average Net Assets	0.20	%*	(0.24)%	(0.19)%		(3.91	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective October 1, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratios of 1.35% for Class A shares. Prior to October 1, 2014, the maximum ratio was 1.55% for Class A shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Quality Portfolio

	Class L
	Six Months Ended June 30, 2016		Year Ended December 31,			Period from August 30, 2013^ to
Selected Per Share Data and Ratios	(unaudited)		2015	2014		December 31, 2013
Net Asset Value, Beginning of Period	$11.37		$11.29	$11.25		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.07		0.05	0.06		(0.03)
Net Realized and Unrealized Gain	0.40		0.45	0.14		1.28
Total from Investment Operations	0.47		0.50	0.20		1.25
Distributions from and/or in Excess of:
Net Investment Income	—		(0.08)	(0.05)		—
Net Realized Gain	—		(0.34)	(0.11)		—
Total Distributions	—		(0.42)	(0.16)		—
Net Asset Value, End of Period	$11.84		$11.37	$11.29		$11.25
Total Return++	4.13	%#	4.49%	1.74%		12.50	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,490		$2,848	$2,723		$962
Ratio of Expenses to Average Net Assets (1)	1.80	%+*	1.81%+	1.93	%+^^	2.04	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.16	%+*	0.46%+	0.55	%+	(0.80	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00	%§	0.01	%*
Portfolio Turnover Rate	19	%#	61%	31%		8	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.14	%*	3.06%	3.15%		6.27	%*
Net Investment Loss to Average Net Assets	(0.18	)%*	(0.79)%	(0.67)%		(5.03	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective October 1, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratios of 1.85% for Class L shares. Prior to October 1, 2014 the maximum ratio was 2.05% for Class L shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Quality Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2016 (unaudited)		Period from April 30, 2015^ to December 31, 2015
Net Asset Value, Beginning of Period	$11.30		$11.77
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.05		(0.03)
Net Realized and Unrealized Gain	0.40		0.02
Total from Investment Operations	0.45		(0.01)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.12)
Net Realized Gain	—		(0.34)
Total Distributions	—		(0.46)
Net Asset Value, End of Period	$11.75		$11.30
Total Return++	4.07	%#	(0.13	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$848		$648
Ratios of Expenses to Average Net Assets (1)	2.10	%+*	2.10	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.87	%+*	(0.39	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00	%§*
Portfolio Turnover Rate	19	%#	61%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	3.58	%*	3.80	%*
Net Investment Loss to Average Net Assets	(0.61	)%*	(2.09	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Quality Portfolio

	Class IS
	Six Months Ended June 30, 2016		Year Ended December 31,			Period from September 13, 2013^ to
Selected Per Share Data and Ratios	(unaudited)		2015	2014		December 31, 2013
Net Asset Value, Beginning of Period	$11.43		$11.34	$11.28		$10.28
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.11		0.16	0.17		(0.00	)‡
Net Realized and Unrealized Gain	0.41		0.45	0.13		1.00
Total from Investment Operations	0.52		0.61	0.30		1.00
Distributions from and/or in Excess of:
Net Investment Income	—		(0.18)	(0.13)		—
Net Realized Gain	—		(0.34)	(0.11)		—
Total Distributions	—		(0.52)	(0.24)		—
Net Asset Value, End of Period	$11.95		$11.43	$11.34		$11.28
Total Return++	4.64	%#	5.38%	2.67%		9.73	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$12		$11	$11		$11
Ratio of Expenses to Average Net Assets (1)	0.95	%+*	0.95%+	1.10	%+^^	1.15	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.01	%+*	1.31%+	1.51	%+	(0.10	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.00%§	0.00	%§	0.00	%§*
Portfolio Turnover Rate	19	%#	61%	31%		8	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation
Expenses to Average Net Assets	16.89	%*	16.35%	19.72%		9.57	%*
Net Investment Loss to Average Net Assets	(13.93	)%*	(14.09)%	(17.11)%		(8.52	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective October 1, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.95% for Class IS shares. Prior to October 1, 2014, the maximum ratio was 1.15% for Class IS shares.

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-nine separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Quality Portfolio. The Portfolio seeks long-term capital appreciation.

The Portfolio offers five classes of shares — Class I, Class A, Class L, Class C and Class IS. On April 30, 2015, the Portfolio suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), each a whole owned subsidiary of Morgan Stanley, determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$104	$207	$—	$311
Chemicals	128	—	—	128
Diversified Financial Services	68	—	—	68
Food Products	72	396	—	468
Healthcare Equipment & Supplies	273	—	—	273
Household Products	—	877	—	877
Information Technology Services	1,325	—	—	1,325
Insurance	—	266	—	266
Internet & Catalog Retail	134	—	—	134
Internet Software & Services	609	—	—	609
Media	1,124	304	—	1,428
Personal Products	—	1,285	—	1,285
Pharmaceuticals	494	1,724	—	2,218
Professional Services	384	84	—	468
Semiconductors & Semiconductor Equipment	—	199	—	199
Software	823	260	—	1,083
Textiles, Apparel & Luxury Goods	401	—	—	401
Tobacco	1,300	883	—	2,183
Total Common Stocks	7,239	6,485	—	13,724
Short-Term Investment
Investment Company	212	—	—	212
Total Assets	$7,451	$6,485	$—	$13,936

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, the Portfolio did not have any investments transfer between investment levels. At June 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2016, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares and 0.95% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2016, approximately $57,000 of advisory fees were waived and approximately $40,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and Sub-Advisers and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $2,674,000 and $4,245,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2016.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2016 is as follows:

Value December 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2016 (000)
$309	$2,246	$2,343	$—	@	$212

The Portfolio is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the ACT (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six month ended June 30, 2016, the Portfolio did not engage in any cross-trade transactions.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2015, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 Distributions Paid From:		2014 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$237	$522	$339	$73

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2015:

Accumulated Undistributed Net Investment Income (000)	Accumulated Undistributed Net Realized Gain (000)	Paid-in- Capital (000)
$3	$(2)	$(1)

At December 31, 2015, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$7	$214

I. Credit Facility: As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended June 30, 2016, the Fund did not have any borrowings under the facility.

J. Other: At June 30, 2016, the Portfolio had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 64.5%.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The Adviser and Sub-Advisers together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2015, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one-year period and the period since the end of August 2013, the month of the Portfolio's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Broadridge. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that while the contractual management fee was higher than but close to its peer group average, its actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc., which describes in detail the Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

26

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2016 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGQSAN
1557942 EXP. 08.31.17

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Leaders Portfolio

Semi-Annual Report

June 30, 2016

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	15
Investment Advisory Agreement Approval	22
Privacy Notice	24
Director and Officer Information	27

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Portfolio, including performance, characteristics, and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Emerging Markets Leaders Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2016

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Expense Example (unaudited)

Emerging Markets Leaders Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemptions fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Actual Ending Account Value 6/30/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Leaders Portfolio Class I	$1,000.00	$1,070.90	$1,019.39	$5.66	$5.52	1.10%
Emerging Markets Leaders Portfolio Class A	1,000.00	1,067.90	1,017.21	7.92	7.72	1.54
Emerging Markets Leaders Portfolio Class C	1,000.00	1,064.80	1,013.48	11.76	11.46	2.29
Emerging Markets Leaders Portfolio Class IS	1,000.00	1,070.90	1,019.44	5.61	5.47	1.09

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments

Emerging Markets Leaders Portfolio

	Shares	Value (000)
Common Stocks (85.2%)
Belgium (5.4%)
Anheuser-Busch InBev N.V.	15,365	$2,020
China (8.6%)
Tencent Holdings Ltd. (a)	88,900	2,025
Yum! Brands, Inc.	14,435	1,197
		3,222
Czech Republic (1.0%)
Komercni Banka AS	9,823	368
Hong Kong (13.1%)
AIA Group Ltd.	391,600	2,360
Samsonite International SA	915,300	2,537
		4,897
Indonesia (7.3%)
Bank Mandiri Persero Tbk PT	1,472,600	1,067
Matahari Department Store Tbk PT	457,000	694
Sumber Alfaria Trijaya Tbk PT	21,343,691	973
		2,734
Korea, Republic of (7.4%)
CJ CGV Co., Ltd.	5,814	523
Hanssem Co. Ltd.	6,326	873
Orion Corp.	1,314	1,075
Osstem Implant Co., Ltd. (b)	4,385	298
		2,769
Mexico (7.7%)
Fomento Economico Mexicano SAB de CV ADR	18,198	1,683
Grupo Financiero Banorte SAB de CV Series O	213,043	1,191
		2,874
Peru (3.9%)
Credicorp Ltd.	9,499	1,466
Philippines (1.8%)
BDO Unibank, Inc.	280,730	670
Poland (3.7%)
Jeronimo Martins SGPS SA	87,977	1,386
South Africa (12.1%)
Famous Brands Ltd.	184,569	1,592
Life Healthcare Group Holdings Ltd.	509,006	1,254
Naspers Ltd., Class N	4,728	724
SABMiller PLC	16,386	955
		4,525
Taiwan (3.3%)
Poya International Co., Ltd.	82,000	911
Voltronic Power Technology Corp.	23,000	320
		1,231
Thailand (4.3%)
DKSH Holding AG	24,319	1,592
Turkey (1.6%)
Ulker Biskuvi Sanayi AS	81,840	599
	Shares	Value (000)
United Kingdom (4.0%)
British American Tobacco PLC	22,620	$1,472
Total Common Stocks (Cost $30,486)		31,825
Participation Notes (10.3%)
India (10.3%)
Apollo Hospitals Enterprise Ltd., Equity Linked Notes, expires 5/4/18 (b)	19,064	372
Bank of Baroda, Equity Linked Notes, expires 12/16/16 (b)	106,646	246
Bank of Baroda, Equity Linked Notes, expires 12/16/16 (b)	15,348	35
Colgate-Palmolive India Ltd., Equity Linked Notes, expires 7/18/19 (b)	76,276	1,037
Ipca Laboratories Ltd., Equity Linked Notes, expires 2/3/17 (b)	94,482	687
Marico Ltd., Equity Linked Notes, expires 1/9/20 (b)	114,628	449
Marico Ltd., Equity Linked Notes, expires 6/10/20 (b)	74,036	290
Shriram Transport Finance Co., Ltd., Equity Linked Notes, expires 10/31/16 (b)	40,287	720
Total Participation Notes (Cost $3,678)		3,836
Short-Term Investment (4.3%)
Investment Company (4.3%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $1,605)	1,604,797	1,605
Total Investments (99.8%) (Cost $35,769) (c)(d)		37,266
Other Assets in Excess of Liabilities (0.2%)		84
Net Assets (100.0%)		$37,350

(a)  Security trades on the Hong Kong exchange.

(b)  Non-income producing security.

(c)  The approximate fair value and percentage of net assets, $26,288,000 and 70.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(d)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,611,000 and the aggregate gross unrealized depreciation is approximately $1,114,000 resulting in net unrealized appreciation of approximately $1,497,000.

ADR  American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Leaders Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Other*	41.6%
Banks	13.5
Beverages	12.5
Hotels, Restaurants & Leisure	7.5
Textiles, Apparel & Luxury Goods	6.8
Insurance	6.3
Food & Staples Retailing	6.3
Internet Software & Services	5.5
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Emerging Markets Leaders Portfolio

Statement of Assets and Liabilities	June 30, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $34,164)	$35,661
Investment in Security of Affiliated Issuer, at Value (Cost $1,605)	1,605
Total Investments in Securities, at Value (Cost $35,769)	37,266
Foreign Currency, at Value (Cost $17)	17
Receivable for Portfolio Shares Sold	95
Dividends Receivable	60
Tax Reclaim Receivable	22
Receivable from Affiliate	—	@
Other Assets	50
Total Assets	37,510
Liabilities:
Payable for Investments Purchased	59
Payable for Advisory Fees	32
Payable for Professional Fees	30
Deferred Capital Gain Country Tax	14
Payable for Custodian Fees	13
Payable for Administration Fees	2
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Other Liabilities	10
Total Liabilities	160
Net Assets	$37,350
Net Assets Consist Of:
Paid-in-Capital	$37,801
Distributions in Excess of Net Investment Income	(77)
Accumulated Net Realized Loss	(1,871)
Unrealized Appreciation (Depreciation) on:
Investments	1,497
Foreign Currency Translations	(—	@)
Net Assets	$37,350

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Emerging Markets Leaders Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2016 (000)
CLASS I:
Net Assets	$24,686
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,440,422
Net Asset Value, Offering and Redemption Price Per Share	$10.12
CLASS A:
Net Assets	$308
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	30,631
Net Asset Value, Redemption Price Per Share	$10.07
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.56
Maximum Offering Price Per Share	$10.63
CLASS C:
Net Assets	$169
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	16,806
Net Asset Value, Offering and Redemption Price Per Share	$10.03
CLASS IS:
Net Assets	$12,187
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,204,260
Net Asset Value, Offering and Redemption Price Per Share	$10.12

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Emerging Markets Leaders Portfolio

Statement of Operations	Six Months Ended June 30, 2016 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $27 of Foreign Taxes Withheld)	$311
Dividends from Securities of Affiliated Issuer (Note G)	3
Total Investment Income	314
Expenses:
Advisory Fees (Note B)	137
Professional Fees	48
Registration Fees	22
Custodian Fees (Note F)	13
Administration Fees (Note C)	12
Shareholder Reporting Fees	5
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Offering Costs	3
Pricing Fees	2
Directors' Fees and Expenses	1
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	1
Sub Transfer Agency Fees — Class I	— @
Sub Transfer Agency Fees — Class A	— @
Sub Transfer Agency Fees — Class C	— @
Other Expenses	9
Total Expenses	257
Waiver of Advisory Fees (Note B)	(85)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	168
Net Investment Income	146
Realized Loss:
Investments Sold	(1,258)
Foreign Currency Transactions	(1)
Net Realized Loss	(1,259)
Change in Unrealized Appreciation (Depreciation):
Investments	3,471
Foreign Currency Translations	(— @)
Net Change in Unrealized Appreciation (Depreciation)	3,471
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	2,212
Net Increase in Net Assets Resulting from Operations	$2,358

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Emerging Markets Leaders Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2016 (unaudited) (000)	Period from January 5, 2015^ to December 31, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$146	$181
Net Realized Loss	(1,259)	(633)
Net Change in Unrealized Appreciation (Depreciation)	3,471	(1,974)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,358	(2,426)
Distributions from and/or in Excess of:
Class I:
Net Investment Income	—	(174)
Class A:
Net Investment Income	—	(2)
Class C:
Net Investment Income	—	(1)
Class IS:
Net Investment Income	—	(206)
Total Distributions	—	(383)
Capital Share Transactions:(1)
Class I:
Subscribed	10,441	14,859
Distributions Reinvested	—	38
Redeemed	(473)	(583)
Class A:
Subscribed	140	195
Distributions Reinvested	—	1
Redeemed	(32)	(7)
Class C:
Subscribed	60	110 *
Distributions Reinvested	—	1 *
Class IS:
Subscribed	—	17,575
Distributions Reinvested	—	206
Redeemed	(4,730)	—
Net Increase in Net Assets Resulting from Capital Share Transactions	5,406	32,395
Total Increase in Net Assets	7,764	29,586
Net Assets:
Beginning of Period	29,586	—
End of Period (Including Distributions in Excess of Net Investment Income of $(77) and $(223))	$37,350	$29,586

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Emerging Markets Leaders Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2016 (unaudited) (000)	Period from January 5, 2015^ to December 31, 2015 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,075	1,472
Shares Issued on Distributions Reinvested	—	4
Shares Redeemed	(51)	(60)
Net Increase in Class I Shares Outstanding	1,024	1,416
Class A:
Shares Subscribed	14	20
Shares Issued on Distributions Reinvested	—	—	@@
Shares Redeemed	(3)	(1)
Net Increase in Class A Shares Outstanding	11	19
Class C:
Shares Subscribed	6	11	*
Shares Issued on Distributions Reinvested	—	—	@@*
Net Increase in Class C Shares Outstanding	6	11
Class IS:
Shares Subscribed	—	1,663
Shares Issued on Distributions Reinvested	—	22
Shares Redeemed	(480)	—
Net Increase (Decrease) in Class IS Shares Outstanding	(480)	1,685

^  Date of Reorganization.

*  For the period April 30, 2015 through December 31, 2015.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Emerging Markets Leaders Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2016 (unaudited)		Period from January 5, 2015^ to December 31, 2015
Net Asset Value, Beginning of Period	$9.45		$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.05		0.06
Net Realized and Unrealized Gain (Loss)	0.62		(0.49)
Total from Investment Operations	0.67		(0.43)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.12)
Net Asset Value, End of Period	$10.12		$9.45
Total Return++	7.09	%#	(4.26	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$24,686		$13,379
Ratio of Expenses to Average Net Assets (1)	1.10	%+*	1.14	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.07	%+*	0.65	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01	%*
Portfolio Turnover Rate	27	%#	36%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.67	%*	2.80	%*
Net Investment Income (Loss) to Average Net Assets	0.50	%*	(1.01	)%*

^  Date of Reorganization (close of business).

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Emerging Markets Leaders Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended June 30, 2016 (unaudited)		Period from January 5, 2015^ to December 31, 2015
Net Asset Value, Beginning of Period	$9.43		$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.03		0.02
Net Realized and Unrealized Gain (Loss)	0.61		(0.48)
Total from Investment Operations	0.64		(0.46)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.11)
Net Asset Value, End of Period	$10.07		$9.43
Total Return++	6.79	%#	(4.61	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$308		$182
Ratio of Expenses to Average Net Assets (1)	1.54	%+*	1.54	%+*
Ratio of Net Investment Income to Average Net Assets (1)	0.70	%+*	0.21	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01	%*
Portfolio Turnover Rate	27	%#	36%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.73	%*	5.89	%*
Net Investment Loss to Average Net Assets	(0.49	)%*	(4.14	)%*

^  Date or Reorganization (close of business).

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Emerging Markets Leaders Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2016 (unaudited)		Period from April 30, 2015^ to December 31, 2015
Net Asset Value, Beginning of Period	$9.42		$10.61
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.00	)‡	(0.06)
Net Realized and Unrealized Gain (Loss)	0.61		(1.07)
Total from Investment Operations	0.61		(1.13)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)
Net Asset Value, End of Period	$10.03		$9.42
Total Return++	6.48	%#	(10.61	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$169		$100
Ratios of Expenses to Average Net Assets (1)	2.29	%+*	2.30	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.03	)%+*	(0.85	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.00	%§*
Portfolio Turnover Rate	27	%#	36%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	4.02	%*	5.73	%*
Net Investment Loss to Average Net Assets	(1.76	)%*	(4.28	)%*

^  Commencement of Offering.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.0005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Emerging Markets Leaders Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 30, 2016 (unaudited)		Period from January 5, 2015^ to December 31, 2015
Net Asset Value, Beginning of Period	$9.45		$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.04		0.07
Net Realized and Unrealized Gain (Loss)	0.63		(0.50)
Total from Investment Operations	0.67		(0.43)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.12)
Net Asset Value, End of Period	$10.12		$9.45
Total Return++	7.09	%#	(4.25	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$12,187		$15,925
Ratio of Expenses to Average Net Assets (1)	1.09	%+*	1.12	%+*^^
Ratio of Net Investment Income to Average Net Assets (1)	0.85	%+*	0.75	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.01	%*
Portfolio Turnover Rate	27	%#	36%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation
Expenses to Average Net Assets	1.68	%*	2.65	%*
Net Investment Income (Loss) to Average Net Assets	0.26	%*	(0.78	)%*

^  Date of Reorganization (close of business).

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

^^  Effective September 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.10% for Class IS shares. Prior to September 30, 2015, the maximum ratio was 1.15% for Class IS shares.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-nine separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Leaders Portfolio. The Portfolio seeks long-term capital appreciation.

Effective June 30, 2016, Morgan Stanley Investment Management Limited is no longer a Sub-Adviser to the Portfolio.

The Portfolio offers four classes of shares — Class I, Class A, Class C and Class IS.

Pursuant to an agreement and plan of reorganization, between the Fund, on behalf of the Portfolio, and Morgan Stanley Emerging Markets Leaders Fund (Cayman) LP, a private fund managed by the Adviser (the "Private Fund"), at the close of business on January 5, 2015, the Portfolio acquired substantially all of the assets and liabilities of the Private Fund in exchange for shares of the Portfolio (the "Reorganization"). For financial reporting purposes, the net assets received and shares issued by the Portfolio were recorded at fair value. The investment income and realized and unrealized gain/loss presented in the Statement of Operations represent the revenue and earnings of the Portfolio subsequent to the Reorganization. The partners of the Private Fund were issued 1,104,016 shares of beneficial interest in the Portfolio at a net asset value of $10.00, in exchange for their collective interest in the Private Fund, totaling $11,040,160 in net assets. The Private Fund commenced operations on June 30, 2011, and had an investment objective, policies, and strategies that were, in all material respects, the same as those of the Portfolio, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Portfolio. However, the Private Fund was not registered as an investment company under the Act, and therefore was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the Act and the Internal Revenue Code of 1986, as amended (the "Code"), which, if applicable, may have adversely affected its performance.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), each a whole owned subsidiary of Morgan Stanley, determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$2,657	$2,105	$—	$4,762
Beverages	1,683	2,975	—	4,658
Electrical Equipment	—	320	—	320
Food & Staples Retailing	—	2,359	—	2,359
Food Products	—	1,674	—	1,674
Health Care Equipment & Supplies	—	298	—	298
Health Care Providers & Services	—	1,254	—	1,254
Hotels, Restaurants & Leisure	1,197	1,592	—	2,789
Household Durables	—	873	—	873
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Insurance	$—	$2,360	$—	$2,360
Internet Software & Services	—	2,025	—	2,025
Media	—	1,247	—	1,247
Multi-line Retail	—	1,605	—	1,605
Professional Services	—	1,592	—	1,592
Textiles, Apparel & Luxury Goods	—	2,537	—	2,537
Tobacco	—	1,472	—	1,472
Total Common Stocks	5,537	26,288	—	31,825
Participation Notes	—	3,836	—	3,836
Short-Term Investment
Investment Company	1,605	—	—	1,605
Total Assets	$7,142	$30,124	$—	$37,266

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, the Portfolio did not have any investments transfer between investment levels. At June 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly,

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Structured Investments: The Portfolio invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Portfolio is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular time, may be unable to find qualified buyers for these securities.

5.  Redemption Fees: The Portfolio will assess a 2% redemption fee on Class I shares, Class A shares, Class C shares and Class IS shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

6.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.90%	0.85%

For the six months ended June 30, 2016, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.33% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.20% for Class I shares, 1.55% for Class A shares, 2.30% for Class C shares and 1.10% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least three years from the date of the Reorganization or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2016, approximately $85,000 of advisory fees were waived and approximately $3,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and Sub-Advisers and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $12,510,000 and $7,890,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2016.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2016, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the period ended June 30, 2016 is as follows:

Value December 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2016 (000)
$1,066	$17,738	$17,199	$3	$1,605

The Portfolio is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2016, the Portfolio did not engage in any cross-trade transactions.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states.

The tax character of distributions paid may differ from the character of distributions shown in the Statement of Changes in Net Assets due to short-term capital gains being treated as

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2015 was as follows:

2015 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)
$383	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the Portfolios' components of net assets at December 31, 2015:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in-Capital (000)
$(21)	$21	$—

At December 31, 2015, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$32	$—

At December 31, 2015, the Portfolio had available for Federal income tax purposes unused short-term capital losses of approximately $606,000 and long-term capital losses of approximately $6,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended June 30, 2016, the Fund did not have any borrowings under the facility.

J. Other: At June 30, 2016, the Portfolio had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolio. The aggregate percentage of such owners was 67.1%.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The Adviser and Sub-Adviser together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board reviewed the performance, fees and expenses of the Portfolio compared to its peers, as determined by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolio. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2015, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Portfolio's performance was better than its peer group average for the one- and three-year periods and for the period since the end of June 2011, the month of the Portfolio's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Portfolio relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Broadridge. In addition to the management fee, the Board also reviewed the Portfolio's total expense ratio. The Board noted that the Portfolio's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Portfolio's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolio and how that relates to the Portfolio's total expense ratio and particularly the Portfolio's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolio and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolio and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolio and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

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Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc., which describes in detail the Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

27

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2016 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIEMLSAN
1558891 EXP. 08.31.17

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Small Cap Portfolio

Semi-Annual Report

June 30, 2016

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	13
Privacy Notice	20
Director and Officer Information	23

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Portfolio, including performance, characteristics, and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Emerging Markets Small Cap Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2016

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Expense Example (unaudited)

Emerging Markets Small Cap Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Actual Ending Account Value 6/30/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Small Cap Portfolio Class I	$1,000.00	$1,037.00	$1,016.86	$8.15	$8.07	1.61%
Emerging Markets Small Cap Portfolio Class A	1,000.00	1,035.00	1,014.92	10.12	10.02	2.00
Emerging Markets Small Cap Portfolio Class C	1,000.00	1,030.20	1,011.19	13.88	13.75	2.75
Emerging Markets Small Cap Portfolio Class IS	1,000.00	1,037.00	1,016.91	8.10	8.02	1.60

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments

Emerging Markets Small Cap Portfolio

	Shares	Value (000)
Common Stocks (85.3%)
Argentina (2.9%)
Banco Macro SA ADR	4,597	$341
BBVA Banco Frances SA ADR	12,815	265
		606
Bangladesh (1.9%)
Brac Bank Ltd.	167,528	113
Olympic Industries Ltd.	63,768	281
		394
Brazil (5.3%)
Adecoagro SA (a)	20,420	224
Raia Drogasil SA	28,566	561
Ser Educacional SA (b)	90,408	351
		1,136
China (16.5%)
Bitauto Holdings Ltd. ADR (a)(c)	12,800	345
Canvest Environmental Protection Group Co., Ltd. (a)(d)	1,023,000	462
CT Environmental Group Ltd. (d)	1,282,000	375
Dawnrays Pharmaceutical Holdings Ltd. (d)	388,000	297
Fu Shou Yuan International Group Ltd. (d)	595,000	421
New Oriental Education & Technology Group, Inc. ADR	5,330	223
TAL Education Group ADR (a)	8,700	540
Wisdom Sports Group (a)(c)(d)	1,035,000	316
Yestar International Holdings Co., Ltd. (c)(d)	1,195,000	541
		3,520
Egypt (2.5%)
Credit Agricole Egypt SAE	79,501	197
Edita Food Industries SAE GDR	22,222	160
Integrated Diagnostics Holdings PLC (b)	40,527	161
		518
Indonesia (4.1%)
Jasa Marga Persero Tbk PT	891,900	357
Matahari Department Store Tbk PT	341,300	518
		875
Kenya (1.4%)
East African Breweries Ltd.	111,000	305
Korea, Republic of (10.3%)
Boryung Pharmaceutical Co., Ltd.	7,487	437
Daewon Pharmaceutical Co., Ltd.	24,243	414
Fila Korea Ltd.	2,534	200
Hansae Co., Ltd.	4,557	149
Hyundai Development Co-Engineering & Construction	6,178	214
LIG Nex1 Co., Ltd.	3,565	304
Loen Entertainment, Inc. (a)	4,136	264
Nasmedia Co., Ltd.	5,041	213
		2,195
	Shares	Value (000)
Mexico (5.1%)
Alsea SAB de CV	52,519	$200
Banregio Grupo Financiero SAB de CV	92,951	536
Grupo Aeroportuario del Centro Norte SAB de CV	59,673	356
		1,092
Pakistan (3.0%)
Habib Bank Ltd.	171,400	323
Maple Leaf Cement Factory Ltd.	320,000	322
		645
Philippines (3.3%)
Puregold Price Club, Inc.	425,200	381
Xurpas, Inc.	917,000	326
		707
Poland (2.9%)
CCC SA	4,902	199
KRUK SA	4,578	235
LPP SA	148	190
		624
Romania (2.4%)
Banca Transilvania SA	509,306	262
BRD-Groupe Societe Generale SA	105,652	255
		517
South Africa (4.9%)
AVI Ltd.	65,014	366
Famous Brands Ltd.	26,504	229
Life Healthcare Group Holdings Ltd.	185,067	456
		1,051
Taiwan (10.5%)
Cub Elecparts, Inc.	32,000	363
Eclat Textile Co., Ltd.	47,735	461
Gourmet Master Co., Ltd.	33,000	291
Grape King Bio Ltd.	52,000	339
Mercuries Life Insurance Co. Ltd.	526,000	235
PChome Online, Inc.	30,000	332
Poya International Co., Ltd.	20,000	222
		2,243
Thailand (6.2%)
Carabao Group PCL (Foreign)	212,600	320
Mega Lifesciences PCL (Foreign)	657,100	311
Minor International PCL (Foreign)	301,200	346
Robinson Department Store PCL (Foreign)	177,400	343
		1,320
Turkey (2.1%)
Tat Gida Sanayi AS	115,822	220
Tofas Turk Otomobil Fabrikasi AS	27,082	224
		444
Total Common Stocks (Cost $16,715)		18,192

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Small Cap Portfolio

	Shares	Value (000)
Participation Notes (10.7%)
India (9.1%)
Bharat Financial Inclusion Ltd., Equity Linked Notes, expires 11/5/18 (a)	55,133	$609
Credit Analysis & Research Ltd., Equity Linked Notes, expires 4/18/19 (a)	15,805	234
LIC Housing Finance Ltd., Equity Linked Notes, expires 12/29/17 (a)	41,150	303
Natco Pharma Ltd., Equity Linked Notes, expires 12/29/17 (a)	36,163	312
Redington India Ltd., Equity Linked Notes, expires 12/29/17 (a)	173,188	266
Voltas Ltd., Equity Linked Notes, expires 11/21/19 (a)	43,746	210
		1,934
Vietnam (1.6%)
Bank for Foreign Trade of Vietnam JSC, Equity Linked Notes, expires 12/17/18 (a)	162,590	345
Total Participation Notes (Cost $2,185)		2,279
Investment Company (2.4%)
India (2.4%)
iShares MSCI India Small-Cap ETF (Cost $496)	15,341	510
Short-Term Investments (6.0%)
Securities held as Collateral on Loaned Securities (4.4%)
Investment Company (4.4%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $930)	930,331	930
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $335)	334,745	335
Total Short-Term Investments (Cost $1,265)		1,265
Total Investments (104.4%) (Cost $20,661) Including $1,053 of Securities Loaned (e)(f)		22,246
Liabilities in Excess of Other Assets (–4.4%)		(932)
Net Assets (100.0%)		$21,314

(a)  Non-income producing security.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  All or a portion of this security was on loan at June 30, 2016.

(d)  Security trades on the Hong Kong exchange.

(e)  The approximate fair value and percentage of net assets, $14,250,000 and 66.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(f)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,434,000 and the aggregate gross unrealized depreciation is approximately $849,000 resulting in net unrealized appreciation of approximately $1,585,000.

ADR  American Depositary Receipt.

ETF  Exchange Traded Fund.

GDR  Global Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	52.0%
Banks	12.4
Diversified Consumer Services	7.2
Pharmaceuticals	6.8
Food Products	5.9
Textiles, Apparel & Luxury Goods	5.6
Multi-line Retail	5.1
Hotels, Restaurants & Leisure	5.0
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2016.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Emerging Markets Small Cap Portfolio

Statement of Assets and Liabilities	June 30, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $19,396)	$20,981
Investment in Security of Affiliated Issuer, at Value (Cost $1,265)	1,265
Total Investments in Securities, at Value (Cost $20,661)	22,246
Foreign Currency, at Value (Cost $23)	23
Prepaid Offering Costs	69
Dividends Receivable	12
Receivable from Affiliate	—	@
Other Assets	19
Total Assets	22,369
Liabilities:
Collateral on Securities Loaned, at Value	930
Payable for Custodian Fees	47
Payable for Professional Fees	32
Payable for Offering Costs	25
Deferred Capital Gain Country Tax	7
Payable for Advisory Fees	4
Payable for Administration Fees	1
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	9
Total Liabilities	1,055
Net Assets	$21,314
Net Assets Consist Of:
Paid-in-Capital	$19,998
Undistributed Net Investment Income	47
Net Realized Loss	(309)
Unrealized Appreciation (Depreciation) on:
Investments (Net of $7 of Deferred Capital Gain Country Tax)	1,578
Foreign Currency Translations	—	@
Net Assets	$21,314
CLASS I:
Net Assets	$21,281
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,997,000
Net Asset Value, Offering and Redemption Price Per Share	$10.66
CLASS A:
Net Assets	$11
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Redemption Price Per Share	$10.64
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.59
Maximum Offering Price Per Share	$11.23
CLASS C:
Net Assets	$11
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$10.59
CLASS IS:
Net Assets	$11
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$10.66
(1) Including: Securities on Loan, at Value:	$1,053

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Emerging Markets Small Cap Portfolio

Statement of Operations	Six Months Ended June 30, 2016 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $23 of Foreign Taxes Withheld)	$207
Income from Securities Loaned — Net	7
Dividends from Securities of Affiliated Issuer (Note G)	1
Total Investment Income	215
Expenses:
Advisory Fees (Note B)	125
Offering Costs	75
Professional Fees	51
Custodian Fees (Note F)	46
Administration Fees (Note C)	8
Shareholder Reporting Fees	7
Registration Fees	4
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Pricing Fees	3
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Directors' Fees and Expenses	— @
Other Expenses	3
Total Expenses	326
Waiver of Advisory Fees (Note B)	(125)
Expenses Reimbursed by Adviser (Note B)	(37)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	161
Net Investment Income	54
Realized Loss:
Investments Sold	(303)
Foreign Currency Transactions	(6)
Net Realized Loss	(309)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $7)	1,003
Foreign Currency Translations	— @
Net Change in Unrealized Appreciation (Depreciation)	1,003
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	694
Net Increase in Net Assets Resulting from Operations	$748

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Emerging Markets Small Cap Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2016 (unaudited) (000)	Period from December 15, 2015^ to December 31, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$54	$9
Net Realized Loss	(309)	(18)
Net Change in Unrealized Appreciation (Depreciation)	1,003	575
Net Increase in Net Assets Resulting from Operations	748	566
Capital Share Transactions:(1)
Class I:
Subscribed	—	19,970
Class A:
Subscribed	—	10
Class C:
Subscribed	—	10
Class IS:
Subscribed	—	10
Net Increase in Net Assets Resulting from Capital Share Transactions	—	20,000
Total Increase in Net Assets	748	20,566
Net Assets:
Beginning of Period	20,566	—
End of Period (Including Undistributed Net Investment Income and Accumulated Net Investment Loss of $47 and $(7), respectively)	$21,314	$20,566
(1) Capital Share Transactions:
Class I:
Shares Subscribed	—	1,997
Class A:
Shares Subscribed	—	1
Class C:
Shares Subscribed	—	1
Class IS:
Shares Subscribed	—	1

^  Commencement of Operations.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Emerging Markets Small Cap Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2016 (unaudited)		Period from December 15, 2015^ to December 31, 2015
Net Asset Value, Beginning of Period	$10.28		$10.00
Income from Investment Operations:
Net Investment Income†	0.03		0.01
Net Realized and Unrealized Gain	0.35		0.27
Total from Investment Operations	0.38		0.28
Net Asset Value, End of Period	$10.66		$10.28
Total Return++	3.70	%#	2.80	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$21,281		$20,536
Ratio of Expenses to Average Net Assets (1)	1.61	%+*	1.58	%+*
Ratio of Net Investment Income to Average Net Assets (1)	0.54	%+*	1.01	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.03	%*
Portfolio Turnover Rate	20	%#	5%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.23	%*	7.62	%*
Net Investment Loss to Average Net Assets	(1.08	)%*	(5.03	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Emerging Markets Small Cap Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended June 30, 2016 (unaudited)		Period from December 15, 2015^ to December 31, 2015
Net Asset Value, Beginning of Period	$10.28		$10.00
Income from Investment Operations:
Net Investment Income†	0.01		0.00	‡
Net Realized and Unrealized Gain	0.35		0.28
Total from Investment Operations	0.36		0.28
Net Asset Value, End of Period	$10.64		$10.28
Total Return++	3.50	%#	2.80	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$11		$10
Ratio of Expenses to Average Net Assets (1)	2.00	%+*	1.97	%+*
Ratio of Net Investment Income to Average Net Assets (1)	0.15	%+*	0.62	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.03	%*
Portfolio Turnover Rate	20	%#	5%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	19.14	%*	21.45	%*
Net Investment Loss to Average Net Assets	(16.99	)%*	(18.86	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value, which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Emerging Markets Small Cap Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2016 (unaudited)		Period from December 15, 2015^ to December 31, 2015
Net Asset Value, Beginning of Period	$10.28		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.03)		(0.00	)‡
Net Realized and Unrealized Gain	0.34		0.28
Total from Investment Operations	0.31		0.28
Net Asset Value, End of Period	$10.59		$10.28
Total Return++	3.02	%#	2.80	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$11		$10
Ratio of Expenses to Average Net Assets (1)	2.75	%+*	2.73	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.61	)%+*	(0.14	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.02	%*
Portfolio Turnover Rate	20	%#	5%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	19.92	%*	22.20	%*
Net Investment Loss to Average Net Assets	(17.78	)%*	(19.61	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Emerging Markets Small Cap Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 30, 2016 (unaudited)		Period from December 15, 2015^ to December 31, 2015
Net Asset Value, Beginning of Period	$10.28		$10.00
Income from Investment Operations:
Net Investment Income†	0.03		0.01
Net Realized and Unrealized Gain	0.35		0.27
Total from Investment Operations	0.38		0.28
Net Asset Value, End of Period	$10.66		$10.28
Total Return++	3.70	%#	2.80	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$11		$10
Ratio of Expenses to Average Net Assets (1)	1.60	%+*	1.58	%+*
Ratio of Net Investment Income to Average Net Assets (1)	0.54	%+*	1.01	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.02	%*
Portfolio Turnover Rate	20	%#	5%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	18.57	%*	21.20	%*
Net Investment Loss to Average Net Assets	(16.43	)%*	(18.61	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-nine separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Small Cap Portfolio. The Portfolio seeks long-term capital appreciation.

The Portfolio offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement"

("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$304	$—	$304
Auto Components	—	363	—	363
Automobiles	—	224	—	224
Banks	1,142	1,150	—	2,292
Beverages	—	625	—	625
Commercial Services & Supplies	—	541	—	541
Construction & Engineering	—	214	—	214
Construction Materials	—	322	—	322
Consumer Finance	—	235	—	235
Diversified Consumer Services	1,114	421	—	1,535
Food & Staples Retailing	561	381	—	942
Food Products	224	1,027	—	1,251
Health Care Providers & Services	—	617	—	617
Hotels, Restaurants & Leisure	200	866	—	1,066
Independent Power Producers & Energy Traders	—	462	—	462
Insurance	—	235	—	235
Internet Software & Services	345	332	—	677
Media	—	793	—	793
Multi-line Retail	—	1,083	—	1,083
Personal Products	—	339	—	339
Pharmaceuticals	—	1,459	—	1,459
Software	—	326	—	326
Textiles, Apparel & Luxury Goods	—	1,199	—	1,199
Transportation Infrastructure	356	357	—	713
Water Utilities	—	375	—	375
Total Common Stocks	3,942	14,250	—	18,192
Participation Notes	—	2,279	—	2,279
Investment Company	510	—	—	510
Short-Term Investments
Investment Company	1,265	—	—	1,265
Total Assets	$5,717	$16,529	$—	$22,246

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, securities with a total value of approximately $912,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2015 were valued using unadjusted quoted prices at June 30, 2016. At June 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

A significant portion of the Portfolio's net assets consist of securities of issuers located in emerging markets, which are denominated in foreign currencies. Such securities may be concentrated in a limited number of countries and regions and may vary throughout the year. Changes in currency exchange rates will affect the value of and investment income from foreign currency denominated securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the U.S. In addition, emerging market issuers may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Structured Investments: The Portfolio invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Portfolio is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular time, may be unable to find qualified buyers for these securities.

5.  Securities Lending: The Portfolio lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Portfolio's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$1,053	(a)	$—	$(1,053	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Portfolio received cash collateral of approximately $930,000 which was subsequently invested in a Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of approximately $250,000 in the form of U.S. Government obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), "Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures".

ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$930	$—	$—	$—	$930
Total Borrowings	$930	$—	$—	$—	$930
Gross amount of recognized liabilities for securities lending transactions					$930

6.  Redemption Fees: The Portfolio will assess a 2% redemption fee, on Class I shares, Class A shares, Class C shares and Class IS shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statement of Changes in Net Assets.

7.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 1.25% of the average daily net assets of the Portfolio.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes,

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

interest and other extraordinary expenses (including litigation), will not exceed 1.65% for Class I shares, 2.00% for Class A shares, 2.75% for Class C shares and 1.60% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2016, approximately $125,000 of advisory fees were waived and approximately $40,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $4,250,000 and $4,001,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2016.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2016 is as follows:

Value December 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2016 (000)
$841	$4,146	$3,722	$1	$1,265

The Portfolio is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2016, the Portfolio did not engage in any cross-trade transactions.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states.

The tax character of distributions paid may differ from the character of distributions shown in the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. There were no distributions paid during fiscal 2015.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions and a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2015:

Accumulated Net Investment Loss (000)	Net Realized Gain (000)	Paid-in- Capital (000)
$(16)	$18	$(2)

At December 31, 2015, the Portfolio had no distributable earnings on a tax basis.

I. Credit Facility: As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended June 30, 2016, the Fund did not have any borrowings under the facility.

J. Other: At June 30, 2016, the Portfolio did not have record owners of 10% or greater.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc., which describes in detail the Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

23

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2016 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIEMSCSAN
1559380 EXP. 08.31.17

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Asia Opportunity
Portfolio

Semi-Annual Report

June 30, 2016

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	12
Privacy Notice	20
Director and Officer Information	23

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Porfolio, including performance, characteristics, and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Asia Opportunity Portfolio (the "Portfolio") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2016

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Expense Example (unaudited)

Asia Opportunity Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs, including redemptions fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Actual Ending Account Value 6/30/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Asia Opportunity Portfolio Class I	$1,000.00	$1,016.00	$1,019.49	$5.41	$5.42	1.08%
Asia Opportunity Portfolio Class A	1,000.00	1,015.00	1,017.70	7.21	7.22	1.44
Asia Opportunity Portfolio Class C	1,000.00	1,011.00	1,013.97	10.95	10.97	2.19
Asia Opportunity Portfolio Class IS	1,000.00	1,016.00	1,019.69	5.21	5.22	1.04

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the most recent one-half year period).

**  Annualized.
3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments

Asia Opportunity Portfolio

	Shares	Value (000)
Common Stocks (81.6%)
China (46.8%)
58.com, Inc. ADR (a)	2,604	$120
Autohome, Inc. ADR (a)	916	18
China Resources Beer Holdings Company Ltd. (b)	124,000	272
Ctrip.com International Ltd. ADR (a)	3,914	161
Foshan Haitian Flavouring & Food Co., Ltd., Class A	61,200	281
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	49,200	124
Jiangsu Hengrui Medicine Co., Ltd., Class A	39,760	240
Kweichow Moutai Co., Ltd., Class A	5,800	255
Phoenix Healthcare Group Co., Ltd. (b)	122,500	170
Shenzhou International Group Holdings Ltd. (b)	23,000	111
TAL Education Group ADR (a)	9,320	578
Tencent Holdings Ltd. (b)	21,500	490
		2,820
Hong Kong (4.8%)
AIA Group Ltd.	48,200	290
India (4.9%)
HDFC Bank Ltd. ADR	4,450	295
Korea, Republic of (14.0%)
Amorepacific Corp.	713	269
Loen Entertainment, Inc. (a)	1,692	108
Medy-Tox, Inc.	692	261
Osstem Implant Co., Ltd. (a)	2,135	145
ViroMed Co., Ltd. (a)	472	58
		841
Philippines (2.0%)
Universal Robina Corp.	27,490	122
Taiwan (3.0%)
Taiwan Semiconductor Manufacturing Co., Ltd.	35,000	177
United States (6.1%)
Cognizant Technology Solutions Corp., Class A (a)	6,445	369
Total Common Stocks (Cost $4,762)		4,914
Participation Notes (11.7%)
China (10.7%)
Jiangsu Yanghe Brewery, Class A, Equity Linked Notes, expires 1/23/17 (a)	27,441	298
Midea Group Co., Ltd., Class A, Equity Linked Notes, expires 1/6/20 (a)	49,050	176
Suofeiya Home Collection Co., Ltd, Equity Linked Notes, expires 4/25/17 (a)	20,000	169
		643
India (1.0%)
Monsanto India Ltd., Equity Linked Notes, expires 12/29/17 (a)	1,569	61
Total Participation Notes (Cost $613)		704
	Notional Amount (000)	Value (000)
Call Options Purchased (0.0%)
Foreign Currency Options (0.0%)
USD/CNY December 2016 @ CNY 7.60, Royal Bank of Scotland	607	$1
USD/CNY February 2017 @ CNY 8.70, Royal Bank of Scotland	102	—	@
Total Call Options Purchased (Cost $4)		1
	Shares
Short-Term Investment (5.0%)
Investment Company (5.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $300)	299,991	300
Total Investments (98.3%) (Cost $5,679) (c)(d)		5,919
Other Assets in Excess of Liabilities (1.7%)		103
Net Assets (100.0%)		$6,022

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  The approximate fair value and percentage of net assets, $3,373,000 and 56.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(d)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $442,000 and the aggregate gross unrealized depreciation is approximately $202,000 resulting in net unrealized appreciation of approximately $240,000.

@  Value is less than $500.

ADR  American Depositary Receipt.

CNY  Chinese Yuan Renminbi

USD  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	35.1%
Beverages	13.9
Internet Software & Services	10.6
Diversified Consumer Services	9.8
Food Products	8.9
Information Technology Services	6.2
Biotechnology	5.4
Short-Term Investment	5.1
Banks	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Asia Opportunity Portfolio

Statement of Assets and Liabilities	June 30, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $5,379)	$5,619
Investment in Security of Affiliated Issuer, at Value (Cost $300)	300
Total Investments in Securities, at Value (Cost $5,679)	5,919
Prepaid Offering Costs	75
Receivable for Investments Sold	59
Due from Adviser	57
Dividends Receivable	7
Interest Receivable	—	@
Receivable from Affiliate	—	@
Other Assets	18
Total Assets	6,135
Liabilities:
Payable for Offering Costs	34
Bank Overdraft	25
Payable for Professional Fees	21
Payable for Investments Purchased	19
Payable for Custodian Fees	5
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Administration Fees	—	@
Other Liabilities	9
Total Liabilities	113
Net Assets	$6,022
Net Assets Consist Of:
Paid-in-Capital	$5,900
Accumulated Net Investment Income	14
Net Realized Loss	(132)
Unrealized Appreciation (Depreciation) on:
Investments	240
Foreign Currency Translations	—	@
Net Assets	$6,022
CLASS I:
Net Assets	$5,677
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	557,000
Net Asset Value, Offering and Redemption Price Per Share	$10.19
CLASS A:
Net Assets	$325
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	31,884
Net Asset Value, Redemption Price Per Share	$10.18
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.56
Maximum Offering Price Per Share	$10.74
CLASS C:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$10.14
CLASS IS:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$10.19

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Asia Opportunity Portfolio

Statement of Operations	Six Months Ended June 30, 2016 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $3 of Foreign Taxes Withheld)	$36
Dividends from Securiies of Affiliated Issuer (Note G)	1
Interest from Securities of Unaffiliated Issuers	— @
Total Investment Income	37
Expenses:
Offering Costs	75
Professional Fees	44
Advisory Fees (Note B)	22
Shareholder Reporting Fees	7
Custodian Fees (Note F)	6
Registration Fees	4
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Administration Fees (Note C)	2
Pricing Fees	2
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Directors' Fees and Expenses	— @
Other Expenses	7
Total Expenses	173
Expenses Reimbursed by Adviser (Note B)	(117)
Waiver of Advisory Fees (Note B)	(22)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	31
Net Investment Income	6
Realized Gain (Loss):
Investments Sold	(133)
Foreign Currency Transactions	1
Net Realized Loss	(132)
Change in Unrealized Appreciation (Depreciation):
Investments	233
Foreign Currency Translations	(2)
Net Change in Unrealized Appreciation (Depreciation)	231
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	99
Net Increase in Net Assets Resulting from Operations	$105

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Asia Opportunity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2016 (unaudited) (000)	Period from December 29, 2015^ to December 31,2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$6	$	(—	@)
Net Realized Gain (Loss)	(132)		8
Net Change in Unrealized Appreciation (Depreciation)	231		9
Net Increase in Net Assets Resulting from Operations	105		17
Capital Share Transactions:(1)
Class I:
Subscribed	—		5,570
Class A:
Subscribed	300		10
Class C:
Subscribed	—		10
Class IS:
Subscribed	—		10
Net Increase in Net Assets Resulting from Capital Share Transactions	300		5,600
Total Increase in Net Assets	405		5,617
Net Assets:
Beginning of Period	5,617		—
End of Period (Including Accumulated Undistributed Net Investment Income of $14 and $8)	$6,022		$5,617
(1) Capital Share Transactions:
Class I:
Shares Subscribed	—		557
Class A:
Shares Subscribed	31		1
Class C:
Shares Subscribed	—		1
Class IS:
Shares Subscribed	—		1

@  Amount is less than $500.

^  Commencement of Operations.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Asia Opportunity Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2016 (unaudited)		Period from December 29, 2015^ to December 31, 2015
Net Asset Value, Beginning of Period	$10.03		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.01		(0.00	)‡
Net Realized and Unrealized Gain	0.15		0.03
Total from Investment Operations	0.16		0.03
Net Asset Value, End of Period	$10.19		$10.03
Total Return++	1.60	%#	0.30	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,677		$5,587
Ratio of Expenses to Average Net Assets (1)	1.08	%+*	1.03	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.26	%+*	(0.71	)%*+
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.04	%*
Portfolio Turnover Rate	20	%#	0%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	6.19	%*	125.50	%*
Net Investment Loss to Average Net Assets	(4.85	)%*	(125.18	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Asia Opportunity Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended June 30, 2016 (unaudited)		Period from December 29, 2015^ to December 31, 2015
Net Asset Value, Beginning of Period	$10.03		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.03		(0.00	)‡
Net Realized and Unrealized Gain	0.12		0.03
Total from Investment Operations	0.15		0.03
Net Asset Value, End of Period	$10.18		$10.03
Total Return++	1.50	%#	0.30	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$325		$10
Ratio of Expenses to Average Net Assets (1)	1.44	%+*	1.40	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.57	%+*	(1.09	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.05	%*
Portfolio Turnover Rate	20	%#	0%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	8.00	%*	139.50	%*
Net Investment Loss to Average Net Assets	(5.99	)%*	(139.19	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Asia Opportunity Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2016 (unaudited)		Period from December 29, 2015^ to December 31, 2015
Net Asset Value, Beginning of Period	$10.03		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.04)		(0.00	)‡
Net Realized and Unrealized Gain	0.15		0.03
Total from Investment Operations	0.11		0.03
Net Asset Value, End of Period	$10.14		$10.03
Total Return++	1.10	%#	0.30	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$10
Ratio of Expenses to Average Net Assets (1)	2.19	%+*	2.17	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.85	)%+*	(1.84	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*	0.03	%*
Portfolio Turnover Rate	20	%#	0%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	26.40	%*	140.25	%*
Net Investment Loss to Average Net Assets	(25.06	)%*	(139.92	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value, which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Asia Opportunity Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended June 30, 2016 (unaudited)		Period from December 29, 2015^ to December 31, 2015
Net Asset Value, Beginning of Period	$10.03		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)†	0.01		(0.00	)‡
Net Realized and Unrealized Gain	0.15		0.03
Total from Investment Operations	0.16		0.03
Net Asset Value, End of Period	$10.19		$10.03
Total Return++	1.60	%#	0.30	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$10
Ratio of Expenses to Average Net Assets (1)	1.04	%+*	1.02	%+*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	0.30	%+*	(0.69	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*	0.03	%*
Portfolio Turnover Rate	20	%#	0%
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	25.06	%*	139.25	%*
Net Investment Loss to Average Net Assets	(23.72	)%*	(138.92	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income (Loss) reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-nine separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Asia Opportunity Portfolio. The Portfolio seeks long-term capital appreciation.

The Portfolio offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Directors (the "Directors"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options and swaps are valued by an outside pricing service approved by the Directors or quotes from a broker or dealer; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net

12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

asset value ("NAV") as of the close of each business day; and (8) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$295	$—	$—	$295
Beverages	—	527	—	527
Biotechnology	—	319	—	319
Diversified Consumer Services	578	—	—	578
Food Products	—	527	—	527
Health Care Equipment & Supplies	—	145	—	145
Health Care Providers & Services	—	170	—	170
Information Technology Services	369	—	—	369
Insurance	—	290	—	290
Internet & Catalog Retail	161	—	—	161
Internet Software & Services	138	490	—	628
Media	—	108	—	108
Personal Products	—	269	—	269
Pharmaceuticals	—	240	—	240
Semiconductors & Semiconductor Equipment	—	177	—	177
Textiles, Apparel & Luxury Goods	—	111	—	111
Total Common Stocks	1,541	3,373	—	4,914
Participation Notes	—	704	—	704
Call Options Purchased	—	1	—	1
Short-Term Investment
Investment Company	300	—	—	300
Total Assets	$1,841	$4,078	$—	$5,919

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, the Portfolio did not have any investments transfer between investment levels. At June 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Portfolio values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Although the Adviser seeks to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolio used during the period and their associated risks:

Options: With respect to options, the Portfolio is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price typically in exchange for a premium paid by the Portfolio. The Portfolio may purchase and/or sell put and call options. Purchasing call options tends to increase the Portfolio's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Portfolio's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Portfolio bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Portfolio sells an option, it sells to another party the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price typically in exchange for a premium received by the Portfolio. When options are purchased OTC, the Portfolio bears the risk that the counterparty

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on the Portfolio's financial position and results of operations.

The following table sets forth the fair value of the Portfolio's derivative contracts by primary risk exposure as of June 30, 2016.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Options Purchased	Investments, at Value (Call Options Purchased)	Currency Risk	$1	(a)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2016 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Options Purchased)	$(1	)(b)

(b) Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Options Purchased)	$(3	)(c)

(c) Amounts are included in Investments in the Statement of Operations.

At June 30, 2016, the Portfolio's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Options Purchased	$1	(a)	$—

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Royal Bank of Scotland	$1	$—	$—	$1

For the six months ended June 30, 2016, the approximate average monthly amount outstanding for each derivative type is as follows:

Options Purchased:
Average monthly notional amount	418,000

5.  Structured Investments: The Portfolio invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Portfolio will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Portfolio is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Portfolio's illiquidity to the extent that the Portfolio, at a particular time, may be unable to find qualified buyers for these securities.

6.  Redemption Fees: The Portfolio will assess a 2% redemption fee on Class I shares, Class A shares, Class C shares and Class IS shares, which is paid directly to the Portfolio, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Portfolio and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

7.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services and transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.80%	0.75%	0.70%

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

For the six months ended June 30, 2016, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.10% for Class I shares, 1.45% for Class A shares, 2.20% for Class C shares and 1.05% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2016, approximately $22,000 of advisory fees were waived and approximately $120,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $1,188,000 and $1,051,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2016.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the six months ended June 30, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2016 is as follows:

Value December 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value June 30, 2016 (000)
$4,820	$1,197	$5,717	$1	$300

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

The Portfolio is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2016, the Portfolio did not engage in any cross-trade transactions.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states.

The tax character of distributions paid may differ from the character of distributions shown in the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. There were no distributions paid during fiscal 2015.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing in the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, resulted in the following reclassifications among the components of net assets at December 31, 2015:

Accumulated Undistributed Net Investment Income (000)	Accumulated Net Realized Gain (000)	Paid-in- Capital (000)
$8	$(8)	$—

At December 31, 2015, the components of distributable earnings for the Portfolio on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$8	$—

I. Credit Facility: As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended June 30, 2016, the Fund did not have any borrowings under the facility.

J. Other: At June 30, 2016, the Portfolio did not have record owners of 10% or greater.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc., which describes in detail the Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

23

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2016 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIASOPPSAN
1559366 EXP. 08.31.17

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Concentrated Portfolio

Semi-Annual Report

June 30, 2016

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	7
Statement of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	13
Investment Advisory Agreement Approval	18
Privacy Notice	20
Director and Officer Information	23

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Portfolio, including performance, characteristics, and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Concentrated Portfolio (the "Portfolio") performed during the period beginning May 27, 2016 (when the Portfolio launched) and ended June 30, 2016.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2016

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Expense Example (unaudited)

Global Concentrated Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 5/27/16-6/30/16.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/27/16	Actual Ending Account Value 6/30/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Concentrated Portfolio Class I^	$1,000.00	$976.00	$1,003.41	$0.81	$0.82	0.97%
Global Concentrated Portfolio Class A^	1,000.00	976.00	1,003.11	1.11	1.13	1.33
Global Concentrated Portfolio Class C^	1,000.00	975.00	1,002.48	1.73	1.76	2.07
Global Concentrated Portfolio Class IS^	1,000.00	976.00	1,003.44	0.79	0.80	0.94

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 31/366 (to reflect actual days in the period).

**  Annualized.

^  The Portfolio commenced operations on 5/27/16.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments

Global Concentrated Portfolio

	Shares	Value (000)
Common Stocks (94.6%)
Canada (2.5%)
Agnico-Eagle Mines Ltd.	2,536	$135
China (4.7%)
Tencent Holdings Ltd. ADR	11,064	254
Japan (8.2%)
Nippon Telegraph & Telephone Corp. ADR	9,489	447
Switzerland (1.5%)
UBS Group AG (Registered) (Registered) (a)	6,466	84
Taiwan (7.8%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	16,041	421
United Kingdom (4.7%)
Shire PLC ADR	1,387	255
United States (65.2%)
AerCap Holdings N.V. (a)	3,370	113
Allergan PLC (a)	1,779	411
Alphabet, Inc., Class A (a)	350	246
AmTrust Financial Services, Inc.	7,627	187
Comcast Corp., Class A	3,900	254
CVS Health Corp.	4,978	477
Emerson Electric Co.	4,921	257
Franklin Resources, Inc.	5,410	181
Illinois Tool Works, Inc.	1,523	159
National Oilwell Varco, Inc.	3,698	124
QUALCOMM, Inc.	2,800	150
Ryanair Holdings PLC ADR	5,609	390
Schlumberger Ltd.	4,785	378
Synchrony Financial (a)	8,426	213
		3,540
Total Common Stocks (Cost $5,260)		5,136
	Shares	Value (000)
Short-Term Investment (2.9%)
Investment Company (2.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $158)	157,537	$158
Total Investments (97.5%) (Cost $5,418) (b)		5,294
Other Assets in Excess of Liabilities (2.5%)		137
Net Assets (100.0%)		$5,431

(a)  Non-income producing security.

(b)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $107,000 and the aggregate gross unrealized depreciation is approximately $231,000 resulting in net unrealized depreciation of approximately $124,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	32.7%
Semiconductors & Semiconductor Equipment	10.8
Energy Equipment & Services	9.5
Internet Software & Services	9.4
Food & Staples Retailing	9.0
Diversified Telecommunication Services	8.4
Pharmaceuticals	7.8
Airlines	7.4
Capital Markets	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Global Concentrated Portfolio

Statement of Assets and Liabilities	June 30, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $5,260)	$5,136
Investment in Security of Affiliated Issuer, at Value (Cost $158)	158
Total Investments in Securities, at Value (Cost $5,418)	5,294
Receivable for Portfolio Shares Sold	115
Prepaid Offering Costs	89
Receivable for Investments Sold	39
Dividends Receivable	15
Due from Adviser	15
Receivable from Affiliate	—	@
Other Assets	6
Total Assets	5,573
Liabilities:
Payable for Offering Costs	92
Payable for Investments Purchased	45
Payable for Custodian Fees	2
Payable for Professional Fees	1
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Administration Fees	—	@
Other Liabilities	2
Total Liabilities	142
Net Assets	$5,431
Net Assets Consist Of:
Paid-in-Capital	$5,551
Undistributed Net Investment Income	11
Net Realized Loss	(7)
Unrealized Appreciation (Depreciation) on:
Investments	(124)
Net Assets	$5,431

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Global Concentrated Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2016 (000)
CLASS I:
Net Assets	$5,002
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	512,417
Net Asset Value, Offering and Redemption Price Per Share	$9.76
CLASS A:
Net Assets	$157
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	16,172
Net Asset Value, Redemption Price Per Share	$9.76
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.54
Maximum Offering Price Per Share	$10.30
CLASS C:
Net Assets	$262
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	26,867
Net Asset Value, Offering and Redemption Price Per Share	$9.75
CLASS IS:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$9.76

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Global Concentrated Portfolio

Statement of Operations	Period from May 27, 2016^ to June 30, 2016 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $3 of Foreign Taxes Withheld)	$15
Dividends from Security of Affiliated Issuer (Note G)	—	@
Total Investment Income	15
Expenses:
Offering Costs	8
Professional Fees	7
Advisory Fees (Note B)	3
Custodian Fees (Note F)	2
Shareholder Reporting Fees	1
Transfer Agency Fees — Class I (Note E)	—	@
Transfer Agency Fees — Class A (Note E)	—	@
Transfer Agency Fees — Class C (Note E)	—	@
Transfer Agency Fees — Class IS (Note E)	—	@
Shareholder Services Fees — Class A (Note D)	—	@
Distribution and Shareholder Services Fees — Class C (Note D)	—	@
Administration Fees (Note C)	—	@
Pricing Fees	—	@
Other Expenses	1
Total Expenses	22
Expenses Reimbursed by Adviser (Note B)	(15)
Waiver of Advisory Fees (Note B)	(3)
Reimbursement of Class Specific Expenses — Class A (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class C (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(—	@)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	4
Net Investment Income	11
Realized Loss:
Investments Sold	(7)
Change in Unrealized Appreciation (Depreciation):
Investments	(124)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(131)
Net Decrease in Net Assets Resulting from Operations	$(120)

^  Commencement of Operations.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Global Concentrated Portfolio

Statement of Changes in Net Assets	Period from May 27, 2016^ to June 30, 2016 (unaudited) (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$11
Net Realized Loss	(7)
Net Change in Unrealized Appreciation (Depreciation)	(124)
Net Decrease in Net Assets Resulting from Operations	(120)
Capital Share Transactions:(1)
Class I:
Subscribed	5,122
Redeemed	(2)
Class A:
Subscribed	161
Class C:
Subscribed	260
Class IS:
Subscribed	10
Net Increase in Net Assets Resulting from Capital Share Transactions	5,551
Total Increase in Net Assets	5,431
Net Assets:
Beginning of Period	—
End of Period (Including Undistributed Net Investment Income of $11)	$5,431
(1) Capital Share Transactions:
Class I:
Shares Subscribed	512
Shares Redeemed	(— @@)
Net Increase in Class I Shares Outstanding	512
Class A:
Shares Subscribed	16
Class C:
Shares Subscribed	27
Class IS:
Shares Subscribed	1

^  Commencement of Operations.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Concentrated Portfolio

	Class I
Selected Per Share Data and Ratios	Period from May 27, 2016^ to June 30, 2016 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.02
Net Realized and Unrealized Loss	(0.26)
Total from Investment Operations	(0.24)
Net Asset Value, End of Period	$9.76
Total Return++	(2.40	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,002
Ratio of Expenses to Average Net Assets (1)	0.97	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.41	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*
Portfolio Turnover Rate	4	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	5.09	%*
Net Investment Loss to Average Net Assets	(1.71	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Concentrated Portfolio

	Class A
Selected Per Share Data and Ratios	Period from May 27, 2016^ to June 30, 2016 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.04
Net Realized and Unrealized Loss	(0.28)
Total from Investment Operations	(0.24)
Net Asset Value, End of Period	$9.76
Total Return++	(2.40	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$157
Ratio of Expenses to Average Net Assets (1)	1.33	%+*
Ratio of Net Investment Income to Average Net Assets (1)	4.54	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%*
Portfolio Turnover Rate	4	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	6.86	%*
Net Investment Loss to Average Net Assets	(0.99	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Concentrated Portfolio

	Class C
Selected Per Share Data and Ratios	Period from May 27, 2016^ to June 30, 2016 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.05
Net Realized and Unrealized Loss	(0.30)
Total from Investment Operations	(0.25)
Distributions from and/or in Excess of:
Net Asset Value, End of Period	$9.75
Total Return++	(2.50	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$262
Ratio of Expenses to Average Net Assets (1)	2.07	%+*
Ratio of Net Investment Income to Average Net Assets (1)	5.93	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.03	%*
Portfolio Turnover Rate	4	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	8.12	%*
Net Investment Loss to Average Net Assets	(0.12	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Concentrated Portfolio

	Class IS
Selected Per Share Data and Ratios	Period from May 27, 2016^ to June 30, 2016 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.02
Net Realized and Unrealized Loss	(0.26)
Total from Investment Operations	(0.24)
Net Asset Value, End of Period	$9.76
Total Return++	(2.40	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10
Ratio of Expenses to Average Net Assets (1)	0.94	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.38	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*
Portfolio Turnover Rate	4	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation
Expenses to Average Net Assets	19.04	%*
Net Investment Loss to Average Net Assets	(15.72	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-nine separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Concentrated Portfolio. The Portfolio seeks long-term capital appreciation.

The Portfolio commenced operations on May 27, 2016, and offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (5) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airlines	$390	$—	$—	$390
Biotechnology	255	—	—	255
Capital Markets	265	—	—	265
Consumer Finance	213	—	—	213
Diversified Telecommunication Services	447	—	—	447
Electrical Equipment	257	—	—	257
Energy Equipment & Services	502	—	—	502

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Food & Staples Retailing	$477	$—	$—	$477
Insurance	187	—	—	187
Internet Software & Services	500	—	—	500
Machinery	159	—	—	159
Media	254	—	—	254
Metals & Mining	135	—	—	135
Pharmaceuticals	411	—	—	411
Semiconductors & Semiconductor Equipment	571	—	—	571
Trading Companies & Distributors	113	—	—	113
Total Common Stocks	5,136	—	—	5,136
Short-Term Investment
Investment Company	158	—	—	158
Total Assets	$5,294	$—	$—	$5,294

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, the Portfolio did not have any investments transfer between investment levels.

3.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

4.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services and transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.75%	0.70%	0.65%

For the period ended June 30, 2016, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares and 0.95% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the period ended June 30, 2016, approximately $3,000 of advisory fees were waived and approximately $15,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distribu-

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

tor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the period ended June 30, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $5,480,000 and $213,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the period ended June 30, 2016.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the period ended June 30, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the period ended June 30, 2016 is as follows:

Value May 27, 2016 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2016 (000)
$—	$5,291	$5,133	$—	@	$158

@ Amount is less than $500.

The Portfolio is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the period ended June 30, 2016, the Portfolio did not engage in any cross-trade transactions.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states.

The tax character of distributions paid may differ from the character of distributions shown in the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

I. Credit Facility: As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended June 30, 2016, the Fund did not have any borrowings under the facility.

J. Other: At June 30, 2016, the Portfolio did not have record owners of 10% or greater.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services to be provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who will provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board considered that the Adviser plans to arrange for a public offering of shares of the Portfolio to raise assets for investment and that the offering had not yet begun and concluded that, since the Portfolio currently had no assets to invest (other than seed capital required under the Investment Company Act) and had no track record of performance, this was not a factor it needed to address at the present time.

The Board reviewed the advisory and administrative fee rates (the "management fee rates") proposed to be paid by the Portfolio under the Management Agreement relative to comparable funds advised by the Adviser, when applicable, and compared to their peers as determined by the Adviser, and reviewed the anticipated total expense ratio of the Portfolio. The Board considered that the Portfolio requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Portfolio and concluded that the proposed management fee rate would be competitive with its peer group average and the anticipated total expense ratio would be acceptable.

Economies of Scale

The Board considered the growth prospects of the Portfolio and the structure of the proposed management fee schedule, which includes breakpoints for the Portfolio. The Board considered that the Portfolio's potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.

Profitability of the Adviser and Affiliates

Since the Portfolio has not begun operations and has not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates to be derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. Since the Portfolio has not begun operations and has not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be considered at the present time.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited) (cont'd)

financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to enter into this relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its future shareholders to approve the Management Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Portfolio if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

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Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc., which describes in detail the Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

23

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2016 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGCNPSAN
1559351 EXP. 08.31.17

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

Global Core Portfolio

Semi-Annual Report

June 30, 2016

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	7
Statement of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	13
Investment Advisory Agreement Approval	18
Privacy Notice	20
Director and Officer Information	23

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Portfolio, including performance, characteristics, and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Global Core Portfolio (the "Portfolio") performed during the period beginning May 27, 2016 (when the Portfolio launched) and ended June 30, 2016.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2016

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Expense Example (unaudited)

Global Core Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 5/27/16-6/30/16.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/27/16	Actual Ending Account Value 6/30/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Core Portfolio Class I^	$1,000.00	$973.00	$1,003.41	$0.81	$0.82	0.97%
Global Core Portfolio Class A^	1,000.00	972.00	1,003.11	1.11	1.13	1.33
Global Core Portfolio Class C^	1,000.00	972.00	1,002.48	1.73	1.76	2.07
Global Core Portfolio Class IS^	1,000.00	973.00	1,003.44	0.79	0.80	0.94

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 31/366 (to reflect the actual days in the period).

**  Annualized.

^  The Portfolio commenced operations on 05/27/2016.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments

Global Core Portfolio

	Shares	Value (000)
Common Stocks (95.4%)
Canada (1.2%)
Agnico-Eagle Mines Ltd.	1,207	$65
China (2.7%)
Tencent Holdings Ltd. ADR	6,494	149
Japan (7.5%)
Nippon Telegraph & Telephone Corp. ADR	5,379	253
ORIX Corp. ADR	1,156	74
Sumitomo Mitsui Financial Group, Inc. ADR	2,165	12
Toyota Motor Corp. ADR	739	74
		413
Switzerland (1.9%)
UBS Group AG (Registered) (a)	8,291	107
Taiwan (5.4%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	11,413	299
United Kingdom (11.4%)
British American Tobacco PLC ADR	822	107
BT Group PLC ADR	8,462	236
Lloyds Banking Group PLC ADR	6,862	20
Shire PLC ADR	1,446	266
		629
United States (65.3%)
AerCap Holdings N.V. (a)	3,658	123
Allergan PLC (a)	1,337	309
Allied World Assurance Co. Holdings AG	3,059	107
Alphabet, Inc., Class A (a)	238	167
Amgen, Inc.	862	131
AmTrust Financial Services, Inc.	2,733	67
Apple, Inc.	2,066	198
Comcast Corp., Class A	3,944	257
CVS Health Corp.	3,850	369
Danaher Corp.	580	59
Emerson Electric Co.	3,192	166
Franklin Resources, Inc.	4,410	147
Illinois Tool Works, Inc.	1,339	139
Invesco Ltd.	1,026	26
JPMorgan Chase & Co.	895	56
Mastercard, Inc., Class A	971	86
National Oilwell Varco, Inc.	2,627	88
Newell Brands, Inc.	2,321	113
Northrop Grumman Corp.	943	210
Phillips 66	1,284	102
QUALCOMM, Inc.	1,245	67
Ryanair Holdings PLC ADR	3,500	243
Schlumberger Ltd.	2,453	194
Synchrony Financial (a)	1,833	46
United Parcel Service, Inc., Class B	304	33
Verizon Communications, Inc.	1,751	98
		3,601
Total Common Stocks (Cost $5,416)		5,263
	Shares	Value (000)
Short-Term Investment (4.0%)
Investment Company (4.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $218)	217,877	$218
Total Investments (99.4%) (Cost $5,634) (b)		5,481
Other Assets in Excess of Liabilities (0.6%)		32
Net Assets (100.0%)		$5,513

(a)  Non-income producing security.

(b)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $92,000 and the aggregate gross unrealized depreciation is approximately $245,000 resulting in net unrealized depreciation of approximately $153,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	47.0%
Diversified Telecommunication Services	10.7
Biotechnology	7.2
Food & Staples Retailing	6.7
Semiconductors & Semiconductor Equipment	6.7
Internet Software & Services	5.8
Pharmaceuticals	5.6
Energy Equipment & Services	5.2
Capital Markets	5.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Global Core Portfolio

Statement of Assets and Liabilities	Period from May 27, 2016^ to June 30, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $5,416)	$5,263
Investment in Security of Affiliated Issuer, at Value (Cost $218)	218
Total Investments in Securities, at Value (Cost $5,634)	5,481
Cash	—	@
Receivable for Portfolio Shares Sold	159
Prepaid Offering Costs	89
Due from Adviser	15
Dividends Receivable	10
Receivable from Affiliate	—	@
Other Assets	6
Total Assets	5,760
Liabilities:
Payable for Investments Purchased	127
Payable for Offering Costs	92
Payable for Portfolio Shares Redeemed	24
Payable for Custodian Fees	2
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Administration Fees	—	@
Other Liabilities	2
Total Liabilities	247
Net Assets	$5,513
Net Assets Consist Of:
Paid-in-Capital	$5,662
Accumulated Net Investment Income	8
Accumulated Net Realized Loss	(4)
Unrealized Appreciation (Depreciation) on:
Investments	(153)
Net Assets	$5,513

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Global Core Portfolio

Statement of Assets and Liabilities (cont'd)	Period from May 27, 2016^ to June 30, 2016 (000)
CLASS I:
Net Assets	$5,009
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	514,919
Net Asset Value, Offering and Redemption Price Per Share	$9.73
CLASS A:
Net Assets	$416
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	42,828
Net Asset Value, Redemption Price Per Share	$9.72
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.54
Maximum Offering Price Per Share	$10.26
CLASS C:
Net Assets	$78
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	8,064
Net Asset Value, Offering and Redemption Price Per Share	$9.72
CLASS IS:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$9.73

^  Commencement of Operations.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Global Core Portfolio

Statement of Operations	Period from May 27, 2016^ to June 30, 2016 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $2 of Foreign Taxes Withheld)	$12
Dividends from Security of Affiliated Issuer (Note G)	—	@
Total Investment Income	12
Expenses:
Offering Costs	8
Professional Fees	7
Advisory Fees (Note B)	3
Custodian Fees (Note F)	2
Shareholder Reporting Fees	1
Transfer Agency Fees — Class I (Note E)	—	@
Transfer Agency Fees — Class A (Note E)	—	@
Transfer Agency Fees — Class C (Note E)	—	@
Transfer Agency Fees — Class IS (Note E)	—	@
Shareholder Services Fees — Class A (Note D)	—	@
Distribution and Shareholder Services Fees — Class C (Note D)	—	@
Administration Fees (Note C)	—	@
Pricing Fees	—	@
Other Expenses	1
Total Expenses	22
Waiver of Advisory Fees (Note B)	(3)
Expenses Reimbursed by Adviser (Note B)	(15)
Reimbursement of Class Specific Expenses — Class A (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class C (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(—	@)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	4
Net Investment Income	8
Realized Loss:
Investments Sold	(4)
Change in Unrealized Appreciation (Depreciation):
Investments	(153)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(157)
Net Decrease in Net Assets Resulting from Operations	$(149)

^  Commencement of Operations.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Global Core Portfolio

Statement of Changes in Net Assets	Period from May 27, 2016^ to June 30, 2016 (unaudited) (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$8
Net Realized Loss	(4)
Net Change in Unrealized Appreciation (Depreciation)	(153)
Net Decrease in Net Assets Resulting from Operations	(149)
Capital Share Transactions:(1)
Class I:
Subscribed	5,145
Class A:
Subscribed	451
Redeemed	(24)
Class C:
Subscribed	80
Class IS:
Subscribed	10
Net Increase in Net Assets Resulting from Capital Share Transactions	5,662
Total Increase in Net Assets	5,513
Net Assets:
Beginning of Period	—
End of Period (Including Undistributed Net Investment Income of $8)	$5,513
(1) Capital Share Transactions:
Class I:
Shares Subscribed	515
Class A:
Shares Subscribed	45
Shares Redeemed	(2)
Net Increase in Class A Shares Outstanding	43
Class C:
Shares Subscribed	8
Class IS:
Shares Subscribed	1

^  Commencement of Operations.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Core Portfolio

	Class I
Selected Per Share Data and Ratios	Period from May 27, 2016^ to June 30, 2016 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.01
Net Realized and Unrealized Loss	(0.28)
Total from Investment Operations	(0.27)
Net Asset Value, End of Period	$9.73
Total Return++	(2.70	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,009
Ratio of Expenses to Average Net Assets (1)	0.97	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.68	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*
Portfolio Turnover Rate	2	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	5.02	%*
Net Investment Loss to Average Net Assets	(2.37	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain fund code not found expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.
The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Core Portfolio

	Class A
Selected Per Share Data and Ratios	Period from May 27, 2016^ to June 30, 2016 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.02
Net Realized and Unrealized Loss	(0.30)
Total from Investment Operations	(0.28)
Net Asset Value, End of Period	$9.72
Total Return++	(2.80	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$416
Ratio of Expenses to Average Net Assets (1)	1.33	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.63	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%*
Portfolio Turnover Rate	2	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	5.85	%*
Net Investment Loss to Average Net Assets	(1.89	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value, which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Core Portfolio

	Class C
Selected Per Share Data and Ratios	Period from May 27, 2016^ to June 30, 2016 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.03
Net Realized and Unrealized Loss	(0.31)
Total from Investment Operations	(0.28)
Net Asset Value, End of Period	$9.72
Total Return++	(2.80	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$78
Ratio of Expenses to Average Net Assets (1)	2.07	%+*
Ratio of Net Investment Income to Average Net Assets (1)	3.45	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.03	%*
Portfolio Turnover Rate	2	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	10.15	%*
Net Investment Loss to Average Net Assets	(4.63	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

Global Core Portfolio

	Class IS
Selected Per Share Data and Ratios	Period from May 27, 2016^ to June 30, 2016 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.01
Net Realized and Unrealized Loss	(0.28)
Total from Investment Operations	(0.27)
Net Asset Value, End of Period	$9.73
Total Return++	(2.70	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10
Ratio of Expenses to Average Net Assets (1)	0.94	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.68	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*
Portfolio Turnover Rate	2	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	19.02	%*
Net Investment Loss to Average Net Assets	(16.40	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-nine separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Core Portfolio. The Portfolio seeks long-term capital appreciation.

The Portfolio commenced operations on May 27, 2016, and offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (5) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$210	$—	$—	$210
Air Freight & Logistics	33	—	—	33
Airlines	243	—	—	243
Automobiles	74	—	—	74
Banks	88	—	—	88
Biotechnology	397	—	—	397
Capital Markets	280	—	—	280
Consumer Finance	46	—	—	46
Diversified Financial Services	74	—	—	74
Diversified Telecommunication Services	587	—	—	587
Electrical Equipment	166	—	—	166
Energy Equipment & Services	282	—	—	282
Food & Staples Retailing	369	—	—	369
Healthcare Equipment & Supplies	59	—	—	59
Household Durables	113	—	—	113
Information Technology Services	86	—	—	86
Insurance	174	—	—	174
Internet Software & Services	316	—	—	316
Machinery	139	—	—	139
Media	257	—	—	257
Metals & Mining	65	—	—	65

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Oil, Gas & Consumable Fuels	$102	$—	$—	$102
Pharmaceuticals	309	—	—	309
Semiconductors & Semiconductor Equipment	366	—	—	366
Tech Hardware, Storage & Peripherals	198	—	—	198
Tobacco	107	—	—	107
Trading Companies & Distributors	123	—	—	123
Total Common Stocks	5,263	—	—	5,263
Short-Term Investment
Investment Company	218	—	—	218
Total Assets	$5,481	$—	$—	$5,481

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, the Portfolio did not have any investments transfer between investment levels.

3.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

4.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services and transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.75%	0.70%	0.65%

For the period ended June 30, 2016, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares and 0.95% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the period ended June 30, 2016, approximately $3,000 of advisory fees were waived and approximately $15,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

"Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the period ended June 30, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $5,531,000 and $112,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the period ended June 30, 2016.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities

Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the period ended June 30, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the period ended June 30, 2016 is as follows:

Value May 27, 2016 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2016 (000)
$—	$5,397	$5,179	$—	@	$218

@ Amount is less than $500.

The Portfolio is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the period ended June 30, 2016, the Portfolio did not engage in any cross-trade transactions.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states.

The tax character of distributions paid may differ from the character of distributions shown in the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

I. Credit Facility: As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended June 30, 2016, the Fund did not have any borrowings under the facility.

J. Other: At June 30, 2016, the Portfolio did not have record owners of 10% or greater.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services to be provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who will provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board considered that the Adviser plans to arrange for a public offering of shares of the Portfolio to raise assets for investment and that the offering had not yet begun and concluded that, since the Portfolio currently had no assets to invest (other than seed capital required under the Investment Company Act) and had no track record of performance, this was not a factor it needed to address at the present time.

The Board reviewed the advisory and administrative fee rates (the "management fee rates") proposed to be paid by the Portfolio under the Management Agreement relative to comparable funds advised by the Adviser, when applicable, and compared to their peers as determined by the Adviser, and reviewed the anticipated total expense ratio of the Portfolio. The Board considered that the Portfolio requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Portfolio and concluded that the proposed management fee rate would be competitive with its peer group average and anticipated total expense ratio would be acceptable.

Economies of Scale

The Board considered the growth prospects of the Portfolio and the structure of the proposed management fee schedule, which includes breakpoints for the Portfolio. The Board considered that the Portfolio's potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.

Profitability of the Adviser and Affiliates

Since the Portfolio has not begun operations and has not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates to be derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. Since the Portfolio has not begun operations and has not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be considered at the present time.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited) (cont'd)

financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to enter into this relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its future shareholders to approve the Management Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Portfolio if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc., which describes in detail the Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

23

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2016 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGCPSAN
1560368 EXP. 08.31.17

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.

US Core
Portfolio

Semi-Annual Report

June 30, 2016

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statement of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	12
Investment Advisory Agreement Approval	17
Privacy Notice	19
Director and Officer Information	22

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Portfolio, including performance, characteristics, and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that a Portfolio will achieve its investment objective. Portfolios are subject to market risk, which is the possibility that market values of securities owned by the Portfolio will decline and, therefore, the value of the Portfolio's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Portfolio. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in US Core Portfolio (the "Portfolio") performed during the period beginning May 27, 2016 (when the Portfolio launched) and ended June 30, 2016.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2016

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Expense Example (unaudited)

US Core Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 5/27/16-6/30/16.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/27/16	Actual Ending Account Value 6/30/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
US Core Portfolio Class I^	$1,000.00	$996.00	$1,003.58	$0.65	$0.65	0.77%
US Core Portfolio Class A^	1,000.00	995.00	1,003.28	0.95	0.96	1.13
US Core Portfolio Class C^	1,000.00	995.00	1,002.63	1.60	1.60	1.89
US Core Portfolio Class IS^	1,000.00	996.00	1,003.61	0.63	0.63	0.74

*  Expenses are calculated using each Portfolio Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 31/366 (to reflect actual days in the period).

**  Annualized.

^  The Portfolio Commenced operations on May 27, 2016.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

Portfolio of Investments

US Core Portfolio

	Shares	Value (000)
Common Stocks (96.3%)
Aerospace & Defense (5.5%)
Northrop Grumman Corp.	1,296	$288
Air Freight & Logistics (1.7%)
United Parcel Service, Inc., Class B	806	87
Airlines (3.0%)
Southwest Airlines Co.	3,963	155
Banks (0.9%)
JPMorgan Chase & Co.	771	48
Biotechnology (2.8%)
Amgen, Inc.	965	147
Capital Markets (5.1%)
BlackRock, Inc.	231	79
Franklin Resources, Inc.	4,101	137
Invesco Ltd.	1,840	47
		263
Consumer Finance (2.0%)
Synchrony Financial (a)	4,158	105
Diversified Telecommunication Services (5.9%)
Verizon Communications, Inc.	5,511	308
Electrical Equipment (3.6%)
Emerson Electric Co.	3,559	186
Energy Equipment & Services (7.4%)
National Oilwell Varco, Inc.	4,759	160
Schlumberger Ltd.	2,837	225
		385
Food & Staples Retailing (6.7%)
CVS Health Corp.	3,660	350
Health Care Equipment & Supplies (1.9%)
Danaher Corp.	969	98
Health Care Providers & Services (1.8%)
Cigna Corp.	751	96
Hotels, Restaurants & Leisure (3.4%)
Starbucks Corp.	3,061	175
Household Durables (2.7%)
Newell Brands, Inc.	2,845	138
Information Technology Services (0.4%)
Mastercard, Inc., Class A	257	23
Insurance (3.4%)
Allied World Assurance Co. Holdings AG	1,511	53
AmTrust Financial Services, Inc.	5,011	123
		176
Internet Software & Services (6.8%)
Alphabet, Inc., Class A (a)	500	352
Machinery (4.9%)
Illinois Tool Works, Inc.	2,422	252
Media (6.4%)
Comcast Corp., Class A	5,098	332
Metals & Mining (2.1%)
Agnico-Eagle Mines Ltd. (Canada)	2,079	111
	Shares	Value (000)
Pharmaceuticals (5.8%)
Allergan PLC (a)	1,306	$302
Semiconductors & Semiconductor Equipment (7.8%)
QUALCOMM, Inc.	2,669	143
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	9,984	262
		405
Tech Hardware, Storage & Peripherals (4.3%)
Apple, Inc.	2,357	225
Total Common Stocks (Cost $5,033)		5,007
Short-Term Investment (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (Cost $85)	85,421	85
Total Investments (97.9%) (Cost $5,118) (b)		5,092
Other Assets in Excess of Liabilities (2.1%)		108
Net Assets (100.0%)		$5,200

(a)  Non-income producing security.

(b)  At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $109,000 and the aggregate gross unrealized depreciation is approximately $135,000 resulting in net unrealized depreciation of approximately $26,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	41.3%
Semiconductors & Semiconductor Equipment	8.0
Energy Equipment & Services	7.6
Internet Software & Services	6.9
Food & Staples Retailing	6.9
Media	6.5
Diversified Telecommunication Services	6.0
Pharmaceuticals	5.9
Aerospace & Defense	5.7
Capital Markets	5.2
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

US Core Portfolio

Statement of Assets and Liabilities	June 30, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $5,033)	$5,007
Investment in Security of Affiliated Issuer, at Value (Cost $85)	85
Total Investments in Securities, at Value (Cost $5,118)	5,092
Cash	—	@
Prepaid Offering Costs	89
Receivable for Portfolio Shares Sold	83
Due from Adviser	15
Dividends Receivable	10
Receivable from Affiliate	—	@
Other Assets	6
Total Assets	5,295
Liabilities:
Payable for Offering Costs	92
Payable for Custodian Fees	1
Payable for Professional Fees	1
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Administration Fees	—	@
Other Liabilities	1
Total Liabilities	95
Net Assets	$5,200
Net Assets Consist Of:
Paid-in-Capital	$5,220
Net Investment Income	10
Net Realized Loss	(4)
Unrealized Appreciation (Depreciation) on:
Investments	(26)
Net Assets	$5,200
CLASS I:
Net Assets	$5,012
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	503,244
Net Asset Value, Offering and Redemption Price Per Share	$9.96
CLASS A:
Net Assets	$104
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	10,506
Net Asset Value, Redemption Price Per Share	$9.95
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.55
Maximum Offering Price Per Share	$10.50
CLASS C:
Net Assets	$74
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	7,454
Net Asset Value, Offering and Redemption Price Per Share	$9.95
CLASS IS:
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$9.96

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016 (unaudited)

US Core Portfolio

Statement of Operations	Period from May 27, 2016^ to June 30, 2016 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $2 of Foreign Taxes Withheld)	$13
Dividends from Security of Affiliated Issuer (Note G)	—	@
Total Investment Income	13
Expenses:
Offering Costs	8
Professional Fees	7
Advisory Fees (Note B)	3
Custodian Fees (Note F)	1
Shareholder Reporting Fees	1
Transfer Agency Fees — Class I (Note E)	—	@
Transfer Agency Fees — Class A (Note E)	—	@
Transfer Agency Fees — Class C (Note E)	—	@
Transfer Agency Fees — Class IS (Note E)	—	@
Shareholder Services Fees — Class A (Note D)	—	@
Distribution and Shareholder Services Fees — Class C (Note D)	—	@
Administration Fees (Note C)	—	@
Pricing Fees	—	@
Other Expenses	—	@
Total Expenses	20
Expenses Reimbursed by Adviser (Note B)	(14)
Waiver of Advisory Fees (Note B)	(3)
Reimbursement of Class Specific Expenses — Class A (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class C (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(—	@)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	3
Net Investment Income	10
Realized Loss:
Investments Sold	(4)
Change in Unrealized Appreciation (Depreciation):
Investments	(26)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(30)
Net Decrease in Net Assets Resulting from Operations	$(20)

^  Commencement of Operations.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

US Core Portfolio

Statement of Changes in Net Assets	Period from May 27, 2016^ to June 30, 2016 (unaudited) (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$10
Net Realized Loss	(4)
Net Change in Unrealized Appreciation (Depreciation)	(26)
Net Decrease in Net Assets Resulting from Operations	(20)
Capital Share Transactions:(1)
Class I:
Subscribed	5,032
Class A:
Subscribed	104
Class C:
Subscribed	74
Class IS:
Subscribed	10
Net Increase in Net Assets Resulting from Capital Share Transactions	5,220
Total Increase in Net Assets	5,200
Net Assets:
Beginning of Period	—
End of Period (Including Net Investment Income of $10)	$5,200
(1) Capital Share Transactions:
Class I:
Shares Subscribed	503
Class A:
Shares Subscribed	11
Class C:
Shares Subscribed	7
Class IS:
Shares Subscribed	1

^  Commencement of Operations.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

US Core Portfolio

	Class I
Selected Per Share Data and Ratios	Period from May 27, 2016^ to June 30, 2016 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.02
Net Realized and Unrealized Loss	(0.06)
Total from Investment Operations	(0.04)
Net Asset Value, End of Period	$9.96
Total Return++	(0.40	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,012
Ratio of Expenses to Average Net Assets (1)	0.77	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.28	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*
Portfolio Turnover Rate	4	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.74	%*
Net Investment Loss to Average Net Assets	(1.69	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

US Core Portfolio

	Class A
Selected Per Share Data and Ratios	Period from May 27, 2016^ to June 30, 2016 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.04
Net Realized and Unrealized Loss	(0.09)
Total from Investment Operations	(0.05)
Net Asset Value, End of Period	$9.95
Total Return++	(0.50	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$104
Ratio of Expenses to Average Net Assets (1)	1.13	%+*
Ratio of Net Investment Income to Average Net Assets (1)	4.20	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.02	%*
Portfolio Turnover Rate	4	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	8.42	%*
Net Investment Loss to Average Net Assets	(3.09	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value, which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

US Core Portfolio

	Class C
Selected Per Share Data and Ratios	Period from May 27, 2016^ to June 30, 2016 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.01
Net Realized and Unrealized Loss	(0.06)
Total from Investment Operations	(0.05)
Net Asset Value, End of Period	$9.95
Total Return++	(0.50	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$74
Ratio of Expenses to Average Net Assets (1)	1.89	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.22	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*
Portfolio Turnover Rate	4	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	19.45	%*
Net Investment Loss to Average Net Assets	(16.34	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Financial Highlights

US Core Portfolio

	Class IS
Selected Per Share Data and Ratios	Period from May 27, 2016^ to June 30, 2016 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.02
Net Realized and Unrealized Loss	(0.06)
Total from Investment Operations	(0.04)
Net Asset Value, End of Period	$9.96
Total Return++	(0.40	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$10
Ratio of Expenses to Average Net Assets (1)	0.74	%+*
Ratio of Net Investment Income to Average Net Assets (1)	2.29	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.01	%*
Portfolio Turnover Rate	4	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation
Expenses to Average Net Assets	18.59	%*
Net Investment Loss to Average Net Assets	(15.56	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited)

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is comprised of twenty-nine separate, active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Fund applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the US Core Portfolio. The Portfolio seeks long-term capital appreciation.

The Portfolio commenced operations on May 27, 2016, and offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (5) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund's valuation policies

12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio's investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$288	$—	$—	$288
Air Freight & Logistics	87	—	—	87
Airlines	155	—	—	155
Banks	48	—	—	48
Biotechnology	147	—	—	147
Capital Markets	263	—	—	263
Consumer Finance	105	—	—	105
Diversified Telecommunication Services	308	—	—	308
Electrical Equipment	186	—	—	186

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Energy Equipment & Services	$385	$—	$—	$385
Food & Staples Retailing	350	—	—	350
Healthcare Equipment & Supplies	98	—	—	98
Health Care Providers & Services	96	—	—	96
Hotels, Restaurants & Leisure	175	—	—	175
Household Durables	138	—	—	138
Information Technology Services	23	—	—	23
Insurance	176	—	—	176
Internet Software & Services	352	—	—	352
Machinery	252	—	—	252
Media	332	—	—	332
Metals & Mining	111	—	—	111
Pharmaceuticals	302	—	—	302
Semiconductors & Semiconductor Equipment	405	—	—	405
Tech Hardware, Storage & Peripherals	225	—	—	225
Total Common Stocks	5,007	—	—	5,007
Short-Term Investment
Investment Company	85	—	—	85
Total Assets	$5,092	$—	$—	$5,092

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, the Portfolio did not have any investments transfer between investment levels.

3.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

4.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Portfolio is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services and transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Portfolio with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.60%	0.55%	0.50%

For the period ended June 30, 2016, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Portfolio's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares, 1.15% for Class A shares, 1.90% for Class C shares and 0.75% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the period ended June 30, 2016, approximately $3,000 of advisory fees were waived and approximately $14,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Portfolio's average daily net assets.

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Portfolio.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Fund's Distributor of Portfolio shares pursuant to a Distribution Agreement. The Fund has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Portfolio pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class A shares.

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Portfolio pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the period ended June 30, 2016, purchases and sales of investment securities for the Portfolio, other than long-term U.S. Government securities and short-term investments, were approximately $5,212,000 and $176,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the period ended June 30, 2016.

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investments in the Liquidity Funds. For the six months ended June 30, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio's investment in the Liquidity Funds.

A summary of the Portfolio's transactions in shares of the Liquidity Funds during the period ended June 30, 2016 is as follows:

Value May 27, 2016 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value June 30, 2016 (000)
$—	$5,102	$5,017	$—	@	$85

@ Amount is less than $500.

The Portfolio is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the period ended June 30, 2016, the Portfolio did not engage in any cross-trade transactions.

The Portfolio has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Portfolio.

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Notes to Financial Statements (unaudited) (cont'd)

H. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states.

The tax character of distributions paid may differ from the character of distributions shown in the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

I. Credit Facility: As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended June 30, 2016, the Fund did not have any borrowings under the facility.

J. Other: At June 30, 2016, the Portfolio did not have record owners of 10% or greater.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services to be provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Portfolio's Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Portfolio. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who will provide the administrative and advisory services to the Portfolio. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolio and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolio

The Board considered that the Adviser plans to arrange for a public offering of shares of the Portfolio to raise assets for investment and that the offering had not yet begun and concluded that, since the Portfolio currently had no assets to invest (other than seed capital required under the Investment Company Act) and had no track record of performance, this was not a factor it needed to address at the present time.

The Board reviewed the advisory and administrative fee rates (the "management fee rates") proposed to be paid by the Portfolio under the Management Agreement relative to comparable funds advised by the Adviser, when applicable, and compared to their peers as determined by the Adviser, and reviewed the anticipated total expense ratio of the Portfolio. The Board considered that the Portfolio requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Portfolio and concluded that the proposed management fee rate and anticipated total expense ratio would be competitive with its peer group average.

Economies of Scale

The Board considered the growth prospects of the Portfolio and the structure of the proposed management fee schedule, which includes breakpoints for the Portfolio. The Board considered that the Portfolio's potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.

Profitability of the Adviser and Affiliates

Since the Portfolio has not begun operations and has not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates to be derived from their relationship with the Portfolio and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. Since the Portfolio has not begun operations and has not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be considered at the present time.

Resources of the Adviser and Historical Relationship Between the Portfolio and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolio's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Investment Advisory Agreement Approval (unaudited) (cont'd)

financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolio to enter into this relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Portfolio and its future shareholders to approve the Management Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Portfolio if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited)

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1.  WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4.  HOW CAN YOU LIMIT THE SHARING OF CERTAIN TYPES OF PERSONAL INFORMATION WITH OTHER MORGAN STANLEY COMPANIES?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN TYPES OF PERSONAL INFORMATION BY OTHER MORGAN STANLEY COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Privacy Notice (unaudited) (cont'd)

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NON-AFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2016

Director and Officer Information (unaudited)

Directors

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Portfolio of Morgan Stanley Institutional Fund, Inc., which describes in detail the Portfolio's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

22

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2016 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIUSCPSAN
1562294 EXP. 08.31.17

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 17, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 17, 2016